SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  21         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            22        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] on (date) pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [X] on as soon as practicable pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, filed on or about April 28, 2003.

The prospectus and Statement of Additional Information filed electronically herewith are intended to supersede the prospectus and Statement of Additional Information filed with Post-Effective Amendment No. 15 to Registration Statement No. 333-79311, filed on or about August 1, 2003.

Prospectus


Jan. __, 2004


American Express

Retirement Advisor Advantage Plus(SM) Variable Annuity
Retirement Advisor Select Plus(SM) Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:    IDS Life Insurance Company (IDS Life)
              70100 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 862-7919
              americanexpress.com
              IDS Life Variable Account 10

This prospectus contains information that you should know before investing in the American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus), or the American Express Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

o    American Express(R) Variable Portfolio Funds

o    AIM Variable Insurance Funds

o    AllianceBernstein Variable Products Series Fund, Inc.

o    American Century(R) Variable Portfolios, Inc.

o    Calvert Variable Series, Inc.

o    Evergreen Variable Annuity Trust

o    Fidelity(R) Variable Insurance Products - Service Class 2

o    Franklin(R) Templeton(R) Variable Insurance
     Products Trust (FTVIPT) - Class 2

o    Goldman Sachs Variable Insurance Trust (VIT)

o    INVESCO Variable Investment Funds, Inc.

o    Lazard Retirement Series, Inc.

o    Liberty Variable Investment Trust

o    MFS(R) Variable Insurance Trust(SM)

o    Oppenheimer Variable Account Funds - Service Shares

o    Putnam Variable Trust - Class IB Shares

o    Strong Opportunity Fund II, Inc.

o    Van Kampen Life Investment Trust

o    Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

The contracts may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

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1     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
      SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

IDS Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents


Key Terms                                                            3
The Contract in Brief                                                4
Expense Summary                                                      6
Condensed Financial Information (Unaudited)                         14
Financial Statements                                                33
The Variable Account and the Funds                                  34
The Fixed Account                                                   41
The Special DCA Account                                             42
Buying Your Contract                                                42
Charges                                                             44
Valuing Your Investment                                             50
Making the Most of Your Contract                                    52
Surrenders                                                          55
TSA - Special Surrender Provisions                                  56
Changing Ownership                                                  57
Benefits in Case of Death - Standard Death Benefit                  57
Optional Benefits                                                   59
The Annuity Payout Period                                           67
Taxes                                                               69
Voting Rights                                                       71
Substitution of Investments                                         71
About the Service Providers                                         72
Table of Contents of the
     Statement of Additional Information                            72


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2     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
      SELECT PLUSVARIABLE ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


Band 3 annuities: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:


o    current or retired employees of American Express Financial Corporation
     (AEFC) or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

Beneficiary: The person you designate to receive benefits in case of the owner's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Enhanced Earnings Death Benefit (EEB) and Enhanced Earnings Plus Death Benefit
(EEP): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Maximum Anniversary Value Death Benefit (MAV) and Maximum Five-Year Anniversary Value Death Benefit (5-Year MAV): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


Owner (you, your): A natural person (including a revocable trust) who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a non-natural person as the owner, "you, your" means the annuitant.




Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.


Return of Purchase Payments Death Benefit (ROPP): This is an optional benefit that you can add to your contract for an extra charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.


Special Dollar-Cost Averaging (Special DCA) account: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

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3     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
      SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Plans under Section 401(k) of the Code

o    Custodial and trusteed plans under Section 401(a) of the Code

o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.


Rider: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV and/or ROPP. The rider adds the terms of the optional benefit to your contract.


Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 34)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 41)


o    the Special DCA account, when available.

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4     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
      SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 42)

Purchase payments:

Minimum allowable purchase payments

If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

                                                    RAVA Advantage Plus              RAVA Select Plus
If paying by any other method:
     initial payment for qualified annuities              $1,000                          $ 2,000
     initial payment for nonqualified annuities            2,000                           10,000
     for any additional payments                              50                               50

Maximum allowable purchase payments (without home office approval) based on your age on the effective date of the contract:

                                                    RAVA Advantage Plus              RAVA Select Plus

For the first year:
     up to age 85                                         $999,999*                        $999,999*
     for ages 86 to 90                                     100,000                          100,000

For each subsequent year:
     up to age 85                                          100,000                          100,000
     for ages 86-90                                         50,000                           50,000

* RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (p. 53)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 55)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 57)

Benefits in case of death: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 57)

Optional benefits: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 59)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 67)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 69)


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5     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
      SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge for RAVA Advantage Plus
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.**

                   Seven-year schedule                                                      Ten-year schedule**
 Number of completed                                                   Number of completed
years from date of each              Surrender charge                years from date of each                   Surrender charge
  purchase payment                      percentage                      purchase payment                          percentage
        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0


** Ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


Surrender charge for RAVA Select Plus (except Texas)
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                               Years from           Surrender charge
                              contract date            percentage
                                   1                       7%
                                   2                       7
                                   3                       7
                                   Thereafter              0

Surrender charge for RAVA Select Plus in Texas
(Contingent deferred sales load)

                                                                               Surrender charge percentage
                                                                   (as a percentage of purchase payments surrendered)
                                                                                    in contract year
                     Payments made in contract year                      1          2           3      Thereafter
                                   1                                     8%         7%          6%          0%
                                   2                                                8           7           0
                                   3                                                            8           0
                                   Thereafter                                                               0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 46 and "The Annuity Payout Period -- Annuity Payout Plans" p. 67).




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6     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
      SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

PERIODIC EXPENSES

Annual contract administrative charge                                               Maximum: $50                 Current: $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


ROPP rider fee*                                                                    Maximum: 0.30%               Current: 0.20%


(As a percentage of the contract value charged annually at the contract anniversary.)

MAV rider fee*                                                                     Maximum: 0.35%               Current: 0.25%

(As a percentage of the contract value charged annually at the contract anniversary.)

5-Year MAV rider fee*                                                              Maximum: 0.20%               Current: 0.10%

(As a percentage of the contract value charged annually at the contract anniversary.)

EEB rider fee*                                                                     Maximum: 0.40%               Current: 0.30%

(As a percentage of the contract value charged annually at the contract anniversary.)

EEP rider fee*                                                                     Maximum: 0.50%               Current: 0.40%

(As a percentage of the contract value charged annually at the contract anniversary.)



* This fee applies only if you elect this optional feature.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)

Mortality and expense risk fee:                                                  RAVA Advantage Plus           RAVA Select Plus
For nonqualified annuities                                                              0.95%                        1.20%
For qualified annuities                                                                 0.75%                        1.00%
For band 3 annuities                                                                    0.55%                        0.75%


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7     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
      SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                        Minimum                       Maximum
Total expenses before contractual fee waivers and/or expense reimbursements               .69%                         3.62%

Total annual operating expenses for each fund underlying RAVA Advantage and RAVA Select

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                  Gross total
                                                                       Management       12b-1          Other        annual
                                                                          fees          fees         expenses      expenses
AXP(R) Variable Portfolio -
     Capital Resource Fund                                                   .64%          .13%           .08%           .85%(1)
     Cash Management Fund                                                    .51           .13            .06            .70(1)
     Core Bond Fund                                                          .63           .13            .45           1.21(2)
     Diversified Bond Fund                                                   .60           .13            .08            .81(1)
     Diversified Equity Income Fund                                          .53           .13            .10            .76(1)
     Emerging Markets Fund                                                  1.13           .13            .78           2.04(3)
     Equity Select Fund                                                      .68           .13            .25           1.06(1)
     Global Bond Fund                                                        .84           .13            .12           1.09(1)
     Growth Fund                                                             .65           .13            .21            .99(1)
     High Yield Bond Fund                                                    .62           .13            .08            .83(1)
     International Fund                                                      .84           .13            .09           1.06(1)
     Large Cap Value Fund                                                    .63           .13            .43           1.19(2)
     Managed Fund                                                            .61           .13            .06            .80(1)
     New Dimensions Fund(R)                                                  .62           .13            .07            .82(1)
     Partners Select Value Fund                                              .81           .13            .46           1.40(2)
     Partners Small Cap Value Fund                                           .99           .13            .43           1.55(1)
     S&P 500 Index Fund                                                      .29           .13            .22            .64(3)
     Short Duration U.S. Government Fund                                     .61           .13            .08            .82(1)
     Small Cap Advantage Fund                                                .81           .13            .25           1.19(1)
     Strategy Aggressive Fund                                                .61           .13            .09            .83(1)
AIM V.I.
     Capital Appreciation Fund, Series II Shares                             .61           .25            .24           1.10(4)
     Capital Development Fund, Series II Shares                              .75           .25            .39           1.39(4)
AllianceBernstein Variable Products Series Fund, Inc.
     AllianceBernstein VP Growth and Income Portfolio (Class B)              .63           .25            .05            .93(5)
     AllianceBernstein VP International Value Portfolio (Class B)           1.00           .25           1.22           2.47(6)
American Century(R) Variable Portfolios, Inc.
     VP International, Class II                                             1.20           .25             --           1.45(7)
     VP Value, Class II                                                      .85           .25             --           1.10(7)
Calvert Variable Series, Inc.
     Social Balanced Portfolio                                               .70            --            .21            .91(8)
Evergreen VA
     International Equity Fund - Class 2                                     .66           .25            .73           1.64(9)


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8     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
      SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Total annual operating expenses for each fund underlying RAVA Advantage and RAVA Select (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                   Gross total
                                                                           Management       12b-1         Other      annual
                                                                              fees          fees        expenses    expenses
Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2                               .48%          .25%           .12%        .85%(5)
      Mid Cap Portfolio Service Class 2                                       .58           .25            .12         .95(5)
      Overseas Portfolio Service Class 2                                      .73           .25            .18        1.16(5)
FTVIPT
      Franklin Real Estate Fund - Class 2                                     .53           .25            .04         .82(10),(11)
      Franklin Small Cap Value Securities Fund - Class 2                      .59           .25            .20        1.04(11),(12)
      Mutual Shares Securities Fund - Class 2                                 .60           .25            .21        1.06(11),(12)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                               .70            --            .16         .86(13)
      Mid Cap Value Fund                                                      .80            --            .13         .93(13)
INVESCO VIF
      Financial Services Fund                                                 .75            --            .34        1.09(14),(15)
      Technology Fund                                                         .75            --            .36        1.11(14),(15)
Lazard Retirement Series
      International Equity Portfolio                                          .75           .25            .65        1.65(16)
Liberty
      Columbia High Yield Fund, Variable Series, Class B                      .69           .25           2.68        3.62(17)
MFS(R)
      Investors Growth Stock Series - Service Class                           .75           .25            .13        1.13(18),(19)
      New Discovery Series - Service Class                                    .90           .25            .15        1.30(18),(19)
      Total Return Series - Service Class                                     .75           .25            .11        1.11(18)
      Utilities Series - Service Class                                        .75           .25            .19        1.19(18),(19)
Oppenheimer Variable Account Funds
      Global Securities Fund/VA, Service Shares                               .65           .23            .02         .90(20)
      Main Street Small Cap Fund/VA, Service Shares                           .75           .24            .22        1.21(20)
      Strategic Bond Fund/VA, Service Shares                                  .74           .25            .07        1.06(20)
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                        .70           .25            .13        1.08(5)
      Putnam VT International Equity Fund - Class IB Shares                   .77           .25            .22        1.24(5)
      Putnam VT Vista Fund - Class IB Shares                                  .64           .25            .10         .99(5)
Strong Funds
      Strong Opportunity Fund II - Advisor Class                              .75           .25            .39        1.39(21)
Van Kampen LIT
      Comstock Portfolio, Class II Shares                                     .60           .25            .09         .94(5)
Wanger
      International Small Cap                                                1.24            --            .23        1.47(22)
      U.S. Smaller Companies                                                  .94            --            .11        1.05(22)

We entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.

(2) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. Through Aug. 31, 2004, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 0.95% for AXP(R) Variable Portfolio
     - Core Bond Fund, 1.05% for AXP(R) Variable Portfolio - Large Cap Value Fund and 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund.


--------------------------------------------------------------------------------
9 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

(3) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.50% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(4) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(6) From Jan. 1, 2002 through April 30, 2002, Fund was capped at 1.20%. From May 1, 2002 on, Fund was capped at 1.45%. After such waivers, "Management fees," "Other expenses," and "Gross total annual expenses" would be 0.71%, 0.32% and 1.44%.

(7) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(8) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(9) The Total ratio of expenses to average net assets excludes expense reductions and fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.34% and 1.25% for Evergreen VA International Equity Fund - Class 2.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(12) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(13) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(14) The Fund's actual "Other expenses" and "Gross total annual expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(15) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

(16) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(17) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. The advisor will waive expenses to the extent necessary to prevent gross total annual expenses from exceeding 0.95%. The adviser has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

(18) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(19) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.29% for New Discovery Series and 1.18% for Utilities Series.

(20) Current 12b-1 is 0.25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.19% for Main Street Small Cap Fund/VA, Service Shares and 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(21) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's other expenses. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.38% and 1.38% for Strong Opportunity Fund II - Advisor Class.

(22) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expired on July 31, 2003.


--------------------------------------------------------------------------------
10 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds if you are age 75 or younger at contract issue. They assume that you select the optional MAV and EEP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                           If you do not surrender your contract
                                                If you surrender your contract            or if you select an annuity payout plan
                                           at the end of the applicable time period:     at the end of the applicable time period:
Nonqualified Annuity                             1 year    3 years    5 years   10 years   1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule**   $1,349.91  $2,441.52  $3,422.25  $5,577.24  $549.91  $1,641.52  $2,722.25  $5,377.24
RAVA Advantage Plus
With a seven-year surrender charge schedule    1,249.91   2,341.52   3,222.25   5,377.24   549.91   1,641.52   2,722.25   5,377.24
RAVA Select Plus                               1,276.67   2,416.77   2,839.45   5,571.72   576.67   1,716.77   2,839.45   5,571.72
RAVA Select Plus - Texas                       1,376.67   2,316.77   2,839.45   5,571.72   576.67   1,716.77   2,839.45   5,571.72

                                                                                          If you do not surrender your contract
                                                   If you surrender your contract         or if you select an annuity payout plan
                                              at the end of the applicable time period:  at the end of the applicable time period:
Qualified Annuity                                1 year    3 years    5 years   10 years   1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule**   $1,329.41  $2,383.57  $3,331.54  $5,424.60  $529.41  $1,583.57  $2,631.54  $5,224.60
RAVA Advantage Plus
With a seven-year surrender charge schedule    1,229.41   2,283.57   3,131.54   5,224.60   529.41   1,583.57   2,631.54   5,224.60
RAVA Select Plus                               1,256.17   2,359.14   2,749.76   5,423.17   556.17   1,659.14   2,749.76   5,423.17
RAVA Select Plus - Texas                       1,356.17   2,259.14   2,749.76   5,423.17   556.17   1,659.14   2,749.76   5,423.17

                                                                                          If you do not surrender your contract
                                                   If you surrender your contract        or if you select an annuity payout plan
                                              at the end of the applicable time period:  at the end of the applicable time period:
Band 3 Annuity                                   1 year    3 years    5 years   10 years   1 year    3 years    5 years   10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender charge schedule**   $1,308.91  $2,325.38  $3,240.03  $5,268.76  $508.91  $1,525.38  $2,540.03  $5,068.76
RAVA Advantage Plus - Band 3
With a seven-year surrender charge schedule    1,208.91   2,225.38   3,040.03   5,068.76   508.91   1,525.38   2,540.03   5,068.76
RAVA Select Plus - Band 3                      1,230.54   2,286.76   2,636.55   5,233.08   530.54   1,586.76   2,636.55   5,233.08
RAVA Select Plus - Texas - Band 3              1,330.54   2,186.76   2,636.55   5,233.08   530.54   1,586.76   2,636.55   5,233.08


--------------------------------------------------------------------------------
11 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds if you are age 76 or older at contract issue. They assume that you select the optional ROPP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                            If you do not surrender your contract
                                                   If you surrender your contract          or if you select an annuity payout plan
                                              at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                            1 year     3 years     5 years  10 years    1 year    3 years   5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule**   $1,303.79  $2,310.79  $3,217.03  $5,229.30  $503.79  $1,510.79  $2,517.03  $5,029.30
RAVA Advantage Plus
With a seven-year surrender charge schedule    1,203.79   2,210.79   3,017.03   5,029.30   503.79   1,510.79   2,517.03   5,029.30
RAVA Select Plus                               1,230.54   2,286.76   2,636.55   5,233.08   530.54   1,586.76   2,636.55   5,233.08
RAVA Select Plus - Texas                       1,330.54   2,186.76   2,636.55   5,233.08   530.54   1,586.76   2,636.55   5,233.08

                                                                                           If you do not surrender your contract
                                                If you surrender your contract            or if you select an annuity payout plan
                                           at the end of the applicable time period:     at the end of the applicable time period:
Qualified Annuity                                1 year    3 years    5 years   10 years   1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule**   $1,283.29  $2,252.29  $3,124.53  $5,069.38  $483.29  $1,452.29  $2,424.53  $4,869.38
RAVA Advantage Plus
With a seven-year surrender charge schedule    1,183.29   2,152.29   2,924.53   4,869.38   483.29   1,452.29   2,424.53   4,869.38
RAVA Select Plus                               1,210.04   2,228.58   2,545.08   5,077.42   510.04   1,528.58   2,545.08   5,077.42
RAVA Select Plus - Texas                       1,310.04   2,128.58   2,545.08   5,077.42   510.04   1,528.58   2,545.08   5,077.42

                                                                                           If you do not surrender your contract
                                                If you surrender your contract            or if you select an annuity payout plan
                                           at the end of the applicable time period:     at the end of the applicable time period:
Band 3 Annuity                                   1 year    3 years    5 years   10 years   1 year    3 years    5 years   10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender charge schedule**   $1,262.79  $2,193.54  $3,031.22  $4,906.15  $462.79  $1,393.54  $2,331.22  $4,706.15
RAVA Advantage Plus - Band 3
With a seven-year surrender charge schedule    1,162.79   2,093.54   2,831.22   4,706.15   462.79   1,393.54   2,331.22   4,706.15
RAVA Select Plus - Band 3                      1,184.42   2,155.51   2,429.64   4,878.26   484.42   1,455.51   2,429.64   4,878.26
RAVA Select Plus - Texas - Band 3              1,284.42   2,055.51   2,429.64   4,878.26   484.42   1,455.51   2,429.64   4,878.26


--------------------------------------------------------------------------------
12 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                            If you do not surrender your contract
                                                   If you surrender your contract          or if you select an annuity payout plan
                                              at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                            1 year     3 years     5 years  10 years    1 year    3 years   5 years   10 years
RAVA Advantage Plus
RAVA Advantage Plus
With a ten-year surrender charge schedule**     $967.59  $1,319.66  $1,595.53  $2,150.13  $167.59    $519.66  $  895.53  $1,950.13
RAVA Advantage Plus
With a seven-year surrender charge schedule      867.59   1,219.66   1,395.53   1,950.13   167.59     519.66     895.53   1,950.13
RAVA Select Plus                                 894.34   1,301.02   1,032.95   2,233.71   194.34     601.02   1,032.95   2,233.71
RAVA Select Plus - Texas                         994.34   1,201.02   1,032.95   2,233.71   194.34     601.02   1,032.95   2,233.71

                                                                                         If you do not surrender your contract
                                                If you surrender your contract            or if you select an annuity payout plan
                                           at the end of the applicable time period:     at the end of the applicable time period:
Qualified Annuity                                1 year    3 years    5 years   10 years   1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule**     $947.09  $1,257.02  $1,489.21  $1,927.87  $147.09    $457.02    $789.21  $1,727.87
RAVA Advantage Plus
With a seven-year surrender charge schedule      847.09   1,157.02   1,289.21   1,727.87   147.09     457.02     789.21   1,727.87
RAVA Select Plus                                 873.84   1,238.71     927.78   2,017.06   173.84     538.71     927.78   2,017.06
RAVA Select Plus - Texas                         973.84   1,138.71     927.78   2,017.06   173.84     538.71     927.78   2,017.06

                                                                                         If you do not surrender your contract
                                                If you surrender your contract            or if you select an annuity payout plan
                                           at the end of the applicable time period:     at the end of the applicable time period:
Band 3 Annuity                                   1 year    3 years    5 years   10 years   1 year    3 years    5 years   10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender charge schedule**     $926.59  $1,194.12  $1,382.01  $1,701.22  $126.59    $394.12    $682.01  $1,501.22
RAVA Advantage Plus - Band 3
With a seven-year surrender charge schedule      826.59   1,094.12   1,182.01   1,501.22   126.59     394.12     682.01   1,501.22
RAVA Select Plus - Band 3                        848.22   1,160.47     795.08   1,740.20   148.22     460.47     795.08   1,740.20
RAVA Select Plus - Texas - Band 3                948.22   1,060.47     795.08   1,740.20   148.22     460.47     795.08   1,740.20

 * In these examples, the contract administrative charge is approximated as a .045% charge for RAVA Advantage Plus, a .056% charge for RAVA Select Plus, a .056% for RAVA Select Plus - Texas, a 0.045% charge for RAVA Advantage Plus - Band 3, a .056% charge for RAVA Select Plus - Band 3 and a .056% charge for RAVA Select Plus - Texas - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

** In Connecticut, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.


--------------------------------------------------------------------------------
13 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information


(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts. The date in which operations commenced in each sub-account is noted in parentheses. We have not provided this information for some of the subaccounts because they are new and do not have any history.

Variable account expenses of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                          2002     2001    2000     1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR3 (Investing in shares of AXP(R) Variable Portfolio - Capital
Resource Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.76    $0.94    $1.14   $1.00
Accumulation unit value at end of period                                                    $0.59    $0.76    $0.94   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                       202      291      266     872
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM3 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.10    $1.07    $1.01   $1.00
Accumulation unit value at end of period                                                    $1.11    $1.10    $1.07   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                     3,911    5,658    6,615   2,266
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD3 (Investing in shares of AXP(R) Variable Portfolio - Diversified
Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.14    $1.06    $1.02   $1.00
Accumulation unit value at end of period                                                    $1.20    $1.14    $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       762      985      410      47
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE3 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.02    $1.01    $1.02   $1.00
Accumulation unit value at end of period                                                    $0.82    $1.02    $1.01   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                     1,262      281      218      23
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM3 (Investing in shares of AXP(R) Variable Portfolio - Emerging
Markets Fund) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.73    $0.75    $1.00      --
Accumulation unit value at end of period                                                    $0.69    $0.73    $0.75      --
Number of accumulation units outstanding at end of period (000 omitted)                       277        3        1      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES3 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
Fund) (5/1/2001)
Accumulation unit value at beginning of period                                              $1.01    $1.00       --      --
Accumulation unit value at end of period                                                    $0.87    $1.01       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       328       38       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB3 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.04    $1.03    $1.00   $1.00
Accumulation unit value at end of period                                                    $1.18    $1.04    $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                       251      249        4       3
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR3 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.64    $0.94    $1.17   $1.00
Accumulation unit value at end of period                                                    $0.47    $0.64    $0.94   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                     1,064    1,285    1,762     401
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI3 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.95    $0.91    $1.01   $1.00
Accumulation unit value at end of period                                                    $0.89    $0.95    $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                     1,480    1,549    1,186      48
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE3 (Investing in shares of AXP(R) Variable Portfolio - International Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of period                                                    $0.55    $0.67    $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                       488       65       81     133
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF3 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.94    $1.06    $1.09   $1.00
Accumulation unit value at end of period                                                    $0.81    $0.94    $1.06   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                       120      296      145      10
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND3 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.89    $1.08    $1.19   $1.00
Accumulation unit value at end of period                                                    $0.69    $0.89    $1.08   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                     3,029    3,252    3,919     426
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.55% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV3 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (8/14/2001)
Accumulation unit value at beginning of period                                              $1.07    $1.00       --      --
Accumulation unit value at end of period                                                    $0.93    $1.07       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       627      411       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV3 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.79    $0.90    $1.00      --
Accumulation unit value at end of period                                                    $0.61    $0.79    $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)                       973      770      285      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI3 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.15    $1.09    $1.01   $1.00
Accumulation unit value at end of period                                                    $1.21    $1.15    $1.09   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                     1,275      592        1      10
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC3 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage
Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.08    $1.16    $1.12   $1.00
Accumulation unit value at end of period                                                    $0.89    $1.08    $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                       393      378      286      28
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA3 (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.81    $1.22    $1.52   $1.00
Accumulation unit value at end of period                                                    $0.55    $0.81    $1.22   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                       386      607      798      33
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.73    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                         4        6       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3AD (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.77    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       180        3       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3AL (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.97    $1.00       --      --
Accumulation unit value at end of period                                                    $0.75    $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       310      136       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3AB (Investing in shares of AllianceBernstein VP International Value
Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.92    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       606      210       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3AI (Investing in shares of American Century(R) VP International, Class II)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.93    $1.00       --      --
Accumulation unit value at end of period                                                    $0.74    $0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       254        1       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3AV (Investing in shares of American Century(R) VP Value, Class II) (8/13/2001)
Accumulation unit value at beginning of period                                              $1.04    $1.00       --      --
Accumulation unit value at end of period                                                    $0.90    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       483      146       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced
Portfolio) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.89    $0.96    $1.00      --
Accumulation unit value at end of period                                                    $0.78    $0.89    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                         8        6        5      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service
Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                              $1.00    $1.00       --      --
Accumulation unit value at end of period                                                    $0.83    $1.00       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       233      132       --      --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.55% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                              $1.04    $1.00       --      --
Accumulation unit value at end of period                                                    $0.93    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       325      132       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class
2) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.95    $1.00       --      --
Accumulation unit value at end of period                                                    $0.75    $0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       324        7       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(9/15/1999)
Accumulation unit value at beginning of period                                              $1.35    $1.26    $0.96   $1.00
Accumulation unit value at end of period                                                    $1.37    $1.35    $1.26   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                       205      211      148       4
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund -
Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.35    $1.20    $0.96   $1.00
Accumulation unit value at end of period                                                    $1.22    $1.35    $1.20   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                       282      150        9       2
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.97    $1.00       --      --
Accumulation unit value at end of period                                                    $0.85    $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       130       --       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.87    $0.99    $1.10   $1.00
Accumulation unit value at end of period                                                    $0.67    $0.87    $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                       694      943      577     170
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.38    $1.24    $0.95   $1.00
Accumulation unit value at end of period                                                    $1.31    $1.38    $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                       450      200       15       8
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3FS (Investing in shares of INVESCO VIF - Financial Services Fund) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.97    $1.00       --      --
Accumulation unit value at end of period                                                    $0.82    $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                         3       --       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3TC (Investing in shares of INVESCO VIF - Technology Fund) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.91    $1.00       --      --
Accumulation unit value at end of period                                                    $0.48    $0.91       --      --
Number of accumulation units outstanding at end of period (000 omitted)                         3       --       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3IP (Investing in shares of Lazard Retirement International Equity Portfolio)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.73    $0.96    $1.07   $1.00
Accumulation unit value at end of period                                                    $0.65    $0.73    $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                       636      253       57       8
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.68    $0.91    $1.00      --
Accumulation unit value at end of period                                                    $0.49    $0.68    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                       785      913      533      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3MD (Investing in shares of MFS(R) New Discovery Series - Service
Class) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.90    $0.96    $1.00      --
Accumulation unit value at end of period                                                    $0.61    $0.90    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                       485      548      352      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3UT (Investing in shares of MFS(R) Utilities Series - Service Class)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.89    $1.00       --      --
Accumulation unit value at end of period                                                    $0.68    $0.89       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       139      138       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.78    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       145      129       --      --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.55% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3PI (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.96    $1.00       --      --
Accumulation unit value at end of period                                                    $0.79    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       881      418       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.86    $1.29    $1.36   $1.00
Accumulation unit value at end of period                                                    $0.59    $0.86    $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                       525    1,092    1,330     183
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3SO (Investing in shares of Strong Opportunity Fund II - Advisor
Class) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.99    $1.00       --      --
Accumulation unit value at end of period                                                    $0.72    $0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)                       314      136       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3IT (Investing in shares of Wanger International Small Cap) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.85    $1.09    $1.51   $1.00
Accumulation unit value at end of period                                                    $0.73    $0.85    $1.09   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                     1,484      769      599     112
----------------------------------------------------------------------------------------------------------------------------
Subaccount 3SP (Investing in shares of Wanger U.S. Smaller Companies) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.17    $1.05    $1.15   $1.00
Accumulation unit value at end of period                                                    $0.96    $1.17    $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                       847      820      990     125
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
17 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR2 (Investing in shares of AXP(R) Variable Portfolio - Capital
Resource Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.76    $0.93    $1.14   $1.00
Accumulation unit value at end of period                                                    $0.59    $0.76    $0.93   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                    52,124   26,327   24,003   5,333
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM2 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.09    $1.06    $1.01   $1.00
Accumulation unit value at end of period                                                    $1.10    $1.09    $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   255,251  243,870  171,785  65,522
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD2 (Investing in shares of AXP(R) Variable Portfolio - Diversified
Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.13    $1.06    $1.01   $1.00
Accumulation unit value at end of period                                                    $1.19    $1.13    $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   154,530   83,968   30,783   7,186
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE2 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.02    $1.01    $1.03   $1.00
Accumulation unit value at end of period                                                    $0.82    $1.02    $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                    86,442   43,328   12,124   3,149
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM2 (Investing in shares of AXP(R) Variable Portfolio - Emerging
Markets Fund) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.72    $0.74    $1.00      --
Accumulation unit value at end of period                                                    $0.68    $0.72    $0.74      --
Number of accumulation units outstanding at end of period (000 omitted)                     4,750    1,789      906      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES2 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
Fund) (5/1/2001)
Accumulation unit value at beginning of period                                              $1.00    $1.00       --      --
Accumulation unit value at end of period                                                    $0.85    $1.00       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    16,388    2,489       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB2 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.03    $1.03    $1.00   $1.00
Accumulation unit value at end of period                                                    $1.18    $1.03    $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                    31,133   16,572    8,968   1,552
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR2 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.65    $0.95    $1.18   $1.00
Accumulation unit value at end of period                                                    $0.48    $0.65    $0.95   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                   135,693  129,186   97,754  16,891
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI2 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.95    $0.91    $1.01   $1.00
Accumulation unit value at end of period                                                    $0.88    $0.95    $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                    93,845   58,348   31,722   7,774
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE2 (Investing in shares of AXP(R) Variable Portfolio - International Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of period                                                    $0.55    $0.67    $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                    20,012   15,821   13,967   2,575
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF2 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.94    $1.05    $1.09   $1.00
Accumulation unit value at end of period                                                    $0.81    $0.94    $1.05   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                    64,273   37,760   28,348   5,220
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND2 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.89    $1.07    $1.19   $1.00
Accumulation unit value at end of period                                                    $0.69    $0.89    $1.07   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                   373,715  276,054  177,036  31,537
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV2 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (8/14/2001)
Accumulation unit value at beginning of period                                              $1.07    $1.00       --      --
Accumulation unit value at end of period                                                    $0.93    $1.07       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    43,199    6,885       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV2 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.79    $0.91    $1.00      --
Accumulation unit value at end of period                                                    $0.61    $0.79    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                    64,771   35,957    9,812      --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.75% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI2 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.14    $1.08    $1.00   $1.00
Accumulation unit value at end of period                                                    $1.20    $1.14    $1.08   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   124,866   50,510   16,258  11,135
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC2 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage
Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.08    $1.16    $1.12   $1.00
Accumulation unit value at end of period                                                    $0.89    $1.08    $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                    29,202   22,792   14,830   2,970
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA2 (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.81    $1.22    $1.51   $1.00
Accumulation unit value at end of period                                                    $0.55    $0.81    $1.22   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                    58,958   58,748   46,978   4,470
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.73    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    11,313    1,710       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AD (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.76    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     6,981    1,459       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AL (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.96    $1.00       --      --
Accumulation unit value at end of period                                                    $0.74    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    43,189    5,550       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AB (Investing in shares of AllianceBernstein VP International Value
Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.92    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    12,313      805       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AI (Investing in shares of American Century(R) VP International, Class II)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.93    $1.00       --      --
Accumulation unit value at end of period                                                    $0.73    $0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    11,378    1,950       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2AV (Investing in shares of American Century(R) VP Value, Class II) (8/13/2001)
Accumulation unit value at beginning of period                                              $1.04    $1.00       --      --
Accumulation unit value at end of period                                                    $0.90    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    42,497    7,356       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced
Portfolio) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.89    $0.96    $1.00      --
Accumulation unit value at end of period                                                    $0.78    $0.89    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                     9,520    4,490    1,283      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service
Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                              $1.00    $1.00       --      --
Accumulation unit value at end of period                                                    $0.82    $1.00       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    48,686    6,363       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                              $1.04    $1.00       --      --
Accumulation unit value at end of period                                                    $0.93    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    50,458    6,903       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class
2) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.95    $1.00       --      --
Accumulation unit value at end of period                                                    $0.75    $0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    13,157    2,147       --      --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
19 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.75% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(9/15/1999)
Accumulation unit value at beginning of period                                              $1.34    $1.25    $0.96   $1.00
Accumulation unit value at end of period                                                    $1.36    $1.34    $1.25   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    59,317   24,477    6,879     885
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund -
Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.35    $1.19    $0.96   $1.00
Accumulation unit value at end of period                                                    $1.21    $1.35    $1.19   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    29,743   10,800    2,846     586
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.97    $1.00       --      --
Accumulation unit value at end of period                                                    $0.85    $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    10,942      942       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.86    $0.99    $1.10   $1.00
Accumulation unit value at end of period                                                    $0.67    $0.86    $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                    71,820   60,343   42,626   8,981
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.37    $1.23    $0.95   $1.00
Accumulation unit value at end of period                                                    $1.30    $1.37    $1.23   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                    56,079   23,748    7,622   1,634
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2FS (Investing in shares of INVESCO VIF - Financial Services Fund) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.97    $1.00       --      --
Accumulation unit value at end of period                                                    $0.82    $0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     5,572    1,081       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2TC (Investing in shares of INVESCO VIF - Technology Fund) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.91    $1.00       --      --
Accumulation unit value at end of period                                                    $0.48    $0.91       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     3,769      490       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2IP (Investing in shares of Lazard Retirement International Equity Portfolio)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.72    $0.96    $1.07   $1.00
Accumulation unit value at end of period                                                    $0.64    $0.72    $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                    29,532   15,860    7,958   1,981
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.68    $0.91    $1.00      --
Accumulation unit value at end of period                                                    $0.48    $0.68    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                    69,576   50,212   19,521      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2MD (Investing in shares of MFS(R) New Discovery Series - Service
Class) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.90    $0.96    $1.00      --
Accumulation unit value at end of period                                                    $0.61    $0.90    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                    59,272   34,072   12,308      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2UT (Investing in shares of MFS(R) Utilities Series - Service Class)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.89    $1.00       --      --
Accumulation unit value at end of period                                                    $0.68    $0.89       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    10,543    2,997       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.78    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    11,416    2,137       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2PI (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.96    $1.00       --      --
Accumulation unit value at end of period                                                    $0.78    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    20,773    2,460       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.85    $1.29    $1.36   $1.00
Accumulation unit value at end of period                                                    $0.59    $0.85    $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                    72,033   74,819   49,764   5,084
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.75% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SO (Investing in shares of Strong Opportunity Fund II - Advisor
Class) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.99    $1.00       --      --
Accumulation unit value at end of period                                                    $0.72    $0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    25,397    3,701       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2IT (Investing in shares of Wanger International Small Cap) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.85    $1.08    $1.51   $1.00
Accumulation unit value at end of period                                                    $0.72    $0.85    $1.08   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                    43,554   27,818   18,245   1,234
----------------------------------------------------------------------------------------------------------------------------
Subaccount 2SP (Investing in shares of Wanger U.S. Smaller Companies) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.16    $1.05    $1.15   $1.00
Accumulation unit value at end of period                                                    $0.96    $1.16    $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                    78,311   40,791   23,813   2,476
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
21 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR1 (Investing in shares of AXP(R) Variable Portfolio - Capital
Resource Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.76    $0.93    $1.14   $1.00
Accumulation unit value at end of period                                                    $0.58    $0.76    $0.93   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                    34,956   26,779   22,159   3,227
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM1 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.09    $1.06    $1.01   $1.00
Accumulation unit value at end of period                                                    $1.09    $1.09    $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   228,237  265,455  203,922  87,424
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD1 (Investing in shares of AXP(R) Variable Portfolio - Diversified
Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.13    $1.06    $1.01   $1.00
Accumulation unit value at end of period                                                    $1.18    $1.13    $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   159,405  106,760   43,920  11,675
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE1 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.02    $1.01    $1.03   $1.00
Accumulation unit value at end of period                                                    $0.82    $1.02    $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                    67,958   41,299   14,227   3,441
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM1 (Investing in shares of AXP(R) Variable Portfolio - Emerging
Markets Fund) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.72    $0.74    $1.00      --
Accumulation unit value at end of period                                                    $0.67    $0.72    $0.74      --
Number of accumulation units outstanding at end of period (000 omitted)                     3,888    1,542      693      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES1 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
Fund) (5/1/2001)
Accumulation unit value at beginning of period                                              $0.99    $1.00       --      --
Accumulation unit value at end of period                                                    $0.85    $0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    12,145    2,238       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB1 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.03    $1.02    $1.00   $1.00
Accumulation unit value at end of period                                                    $1.17    $1.03    $1.02   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                    36,626   23,970   14,137   2,368
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR1 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.64    $0.94    $1.18   $1.00
Accumulation unit value at end of period                                                    $0.47    $0.64    $0.94   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                   118,986  130,764  106,410  13,813
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI1 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.94    $0.91    $1.01   $1.00
Accumulation unit value at end of period                                                    $0.87    $0.94    $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   122,784   88,813   52,655  10,137
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE1 (Investing in shares of AXP(R) Variable Portfolio - International Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of period                                                    $0.54    $0.67    $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                    19,189   18,664   15,670   2,173
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF1 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.93    $1.05    $1.09   $1.00
Accumulation unit value at end of period                                                    $0.80    $0.93    $1.05   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                    64,613   53,096   39,810   6,539
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND1 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R)) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.88    $1.07    $1.19   $1.00
Accumulation unit value at end of period                                                    $0.68    $0.88    $1.07   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                   347,841  307,320  219,316  32,483
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV1 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (8/14/2001)
Accumulation unit value at beginning of period                                              $1.07    $1.00       --      --
Accumulation unit value at end of period                                                    $0.93    $1.07       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    28,099    6,314       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV1 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.79    $0.91    $1.00      --
Accumulation unit value at end of period                                                    $0.60    $0.79    $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)                    65,011   40,575   14,084      --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.95% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI1 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.13    $1.08    $1.00   $1.00
Accumulation unit value at end of period                                                    $1.19    $1.13    $1.08   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   116,147   56,966   24,654  12,796
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC1 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage
Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.07    $1.16    $1.12   $1.00
Accumulation unit value at end of period                                                    $0.88    $1.07    $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                    29,341   24,346   16,349   3,029
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA1 (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.81    $1.21    $1.51   $1.00
Accumulation unit value at end of period                                                    $0.54    $0.81    $1.21   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                    55,183   65,574   58,414   3,901
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.73    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     7,624    1,711       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AD (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.76    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     4,808    1,224       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AL (Investing in shares of AllianceBernstein VP Growth and Income
Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.96    $1.00       --      --
Accumulation unit value at end of period                                                    $0.74    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    29,770    4,363       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AB (Investing in shares of AllianceBernstein VP International Value
Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.92    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     9,270      790       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AI (Investing in shares of American Century(R) VP International, Class II)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.93    $1.00       --      --
Accumulation unit value at end of period                                                    $0.73    $0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     8,200    1,927       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1AV (Investing in shares of American Century(R) VP Value, Class II) (8/13/2001)
Accumulation unit value at beginning of period                                              $1.04    $1.00       --      --
Accumulation unit value at end of period                                                    $0.89    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    30,523    7,298       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced
Portfolio) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.89    $0.96    $1.00      --
Accumulation unit value at end of period                                                    $0.77    $0.89    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                     9,832    6,090    1,693      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service
Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                              $1.00    $1.00       --      --
Accumulation unit value at end of period                                                    $0.82    $1.00       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    36,320    8,177       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                              $1.04    $1.00       --      --
Accumulation unit value at end of period                                                    $0.93    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    35,541    6,689       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class
2) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.94    $1.00       --      --
Accumulation unit value at end of period                                                    $0.74    $0.94       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    10,123    2,157       --      --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
23 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.95% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(9/15/1999)
Accumulation unit value at beginning of period                                              $1.33    $1.25    $0.96   $1.00
Accumulation unit value at end of period                                                    $1.35    $1.33    $1.25   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    44,591   19,803    6,181     683
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund -
Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.34    $1.19    $0.96   $1.00
Accumulation unit value at end of period                                                    $1.21    $1.34    $1.19   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    23,553    9,584    2,897     590
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.96    $1.00       --      --
Accumulation unit value at end of period                                                    $0.84    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     9,151    1,114       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.86    $0.99    $1.10   $1.00
Accumulation unit value at end of period                                                    $0.67    $0.86    $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                    75,489   71,185   55,239   9,951
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.37    $1.23    $0.95   $1.00
Accumulation unit value at end of period                                                    $1.29    $1.37    $1.23   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                    47,539   24,711   10,265   2,023
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1FS (Investing in shares of INVESCO VIF - Financial Services Fund) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.96    $1.00       --      --
Accumulation unit value at end of period                                                    $0.82    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     3,709      901       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1TC (Investing in shares of INVESCO VIF - Technology Fund) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.91    $1.00       --      --
Accumulation unit value at end of period                                                    $0.48    $0.91       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     2,845      911       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1IP (Investing in shares of Lazard Retirement International Equity Portfolio)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.72    $0.96    $1.07   $1.00
Accumulation unit value at end of period                                                    $0.64    $0.72    $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                    28,853   19,727   10,774   2,504
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.67    $0.90    $1.00      --
Accumulation unit value at end of period                                                    $0.48    $0.67    $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)                    62,663   51,051   21,973      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1MD (Investing in shares of MFS(R) New Discovery Series - Service
Class) (5/1/2000)
Accumulation unit value at beginning of period                                              $0.90    $0.96    $1.00      --
Accumulation unit value at end of period                                                    $0.61    $0.90    $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                    53,383   36,822   15,060      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1UT (Investing in shares of MFS(R) Utilities Series - Service Class)
(8/13/2001)
Accumulation unit value at beginning of period                                              $0.89    $1.00       --      --
Accumulation unit value at end of period                                                    $0.68    $0.89       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     7,093    2,778       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.98    $1.00       --      --
Accumulation unit value at end of period                                                    $0.77    $0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)                     6,574    1,743       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1PI (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.96    $1.00       --      --
Accumulation unit value at end of period                                                    $0.78    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    15,138    2,180       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(9/15/1999)
Accumulation unit value at beginning of period                                              $0.85    $1.29    $1.36   $1.00
Accumulation unit value at end of period                                                    $0.58    $0.85    $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                    73,930   87,722   68,407   7,245
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 0.95% of the daily net assets of the variable account.
(continued)

Year ended Dec. 31,                                                                          2002     2001     2000    1999
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SO (Investing in shares of Strong Opportunity Fund II - Advisor
Class) (8/13/2001)
Accumulation unit value at beginning of period                                              $0.99    $1.00       --      --
Accumulation unit value at end of period                                                    $0.72    $0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)                    17,130    3,747       --      --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1IT (Investing in shares of Wanger International Small Cap) (9/15/1999)
Accumulation unit value at beginning of period                                              $0.84    $1.08    $1.51   $1.00
Accumulation unit value at end of period                                                    $0.72    $0.84    $1.08   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                    42,309   30,297   21,844   1,343
----------------------------------------------------------------------------------------------------------------------------
Subaccount 1SP (Investing in shares of Wanger U.S. Smaller Companies) (9/15/1999)
Accumulation unit value at beginning of period                                              $1.15    $1.05    $1.15   $1.00
Accumulation unit value at end of period                                                    $0.95    $1.15    $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                    72,853   46,456   29,881   2,723
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
25 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR5 (Investing in shares of AXP(R) Variable Portfolio - Capital
Resource Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                                291
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM5 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                             12,452
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD5 (Investing in shares of AXP(R) Variable Portfolio - Diversified
Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              6,481
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE5 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
(2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                              3,101
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM5 (Investing in shares of AXP(R) Variable Portfolio - Emerging
Markets Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                                220
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES5 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                              1,153
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB5 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                              1,060
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR5 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                                973
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI5 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                              3,957
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE5 (Investing in shares of AXP(R) Variable Portfolio - International Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                 55
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF5 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                                531
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND5 (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R)) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                              6,565
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV5 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
(2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                              3,316
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV5 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                              1,889
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI5 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S. Government
Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              6,107
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC5 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                900
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA5 (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                                114
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.78
Number of accumulation units outstanding at end of period (000 omitted)                                                379
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5AD (Investing in shares of AIM V.I. Capital Development Fund, Series II Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                                552
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5AL (Investing in shares of AllianceBernstein VP Growth and Income Portfolio (Class B))
(2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                              3,503
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5AB (Investing in shares of AllianceBernstein VP International Value Portfolio (Class B))
(2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                              1,417
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5AI (Investing in shares of American Century(R) VP International, Class II) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                944
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5AV (Investing in shares of American Century(R) VP Value, Class II) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                              2,837
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                                211
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                              3,592
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                              4,182
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                                553
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
27 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Sccumulation unit value at end of period                                                                             $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                              2,887
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                              2,075
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                              1,735
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                              1,048
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                              2,583
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5FS (Investing in shares of INVESCO VIF - Financial Services Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                                526
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5TC (Investing in shares of INVESCO VIF - Technology Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.56
Number of accumulation units outstanding at end of period (000 omitted)                                                192
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5IP (Investing in shares of Lazard Retirement International Equity Portfolio) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                                499
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                              1,088
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5MD (Investing in shares of MFS(R) New Discovery Series - Service
Class) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                              2,112
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5UT (Investing in shares of MFS(R) Utilities Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                276
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                                617
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5PI (Investing in shares of Putnam VT International Equity Fund - Class IB Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                              2,086
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.73
Number of accumulation units outstanding at end of period (000 omitted)                                                267
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5SO (Investing in shares of Strong Opportunity Fund II - Advisor Class) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                              2,340
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5IT (Investing in shares of Wanger International Small Cap) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                              1,523
----------------------------------------------------------------------------------------------------------------------------
Subaccount 5SP (Investing in shares of Wanger U.S. Smaller Companies) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                              3,732
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
29 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR4 (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                                 96
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM4 (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                             12,148
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD4 (Investing in shares of AXP(R) Variable Portfolio - Diversified Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              5,971
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE4 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
(2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                              2,058
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM4 (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                                121
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES4 (Investing in shares of AXP(R) Variable Portfolio - Equity Select Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                                889
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB4 (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                              1,529
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR4 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                                392
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI4 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                              4,269
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE4 (Investing in shares of AXP(R) Variable Portfolio - International Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                105
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF4 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                                462
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND4 (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R)) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                              5,049
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV4 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap Value Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                              2,665
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV4 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                              1,648
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
30 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI4 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S. Government Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              7,646
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC4 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                516
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA4 (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                                161
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.78
Number of accumulation units outstanding at end of period (000 omitted)                                                447
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4AD (Investing in shares of AIM V.I. Capital Development Fund, Series II Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                                463
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4AL (Investing in shares of AllianceBernstein VP Growth and Income Portfolio (Class B)) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                              4,072
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4AB (Investing in shares of AllianceBernstein VP International Value Portfolio (Class B)) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                              1,371
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4AI (Investing in shares of American Century(R) VP International, Class II) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                448
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4AV (Investing in shares of American Century(R) VP Value, Class II) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                              2,396
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                                208
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                              3,508
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                              3,541
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                                610
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
31 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                              2,989
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                              1,610
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                              1,418
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                              1,483
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                              2,777
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4FS (Investing in shares of INVESCO VIF - Financial Services Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                                446
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4TC (Investing in shares of INVESCO VIF - Technology Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.56
Number of accumulation units outstanding at end of period (000 omitted)                                                157
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4IP (Investing in shares of Lazard Retirement International Equity Portfolio) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                                566
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                                712
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4MD (Investing in shares of MFS(R) New Discovery Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                              1,784
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4UT (Investing in shares of MFS(R) Utilities Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                                431
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                                583
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4PI (Investing in shares of Putnam VT International Equity Fund - Class IB Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                              1,392
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.73
Number of accumulation units outstanding at end of period (000 omitted)                                                192
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
32 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account expenses of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                                   2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4SO (Investing in shares of Strong Opportunity Fund II - Advisor Class) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                              1,985
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4IT (Investing in shares of Wanger International Small Cap) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                              1,055
----------------------------------------------------------------------------------------------------------------------------
Subaccount 4SP (Investing in shares of Wanger U.S. Smaller Companies) (2/13/2002)
Accumulation unit value at beginning of period                                                                       $1.00
Accumulation unit value at end of period                                                                             $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                              3,131
----------------------------------------------------------------------------------------------------------------------------

Financial Statements

You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI.

The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.


--------------------------------------------------------------------------------
33 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


-------------------------------- --------------------------------------- ------------------------
Fund Name                        Investment Objectives and Policies      Investment Adviser
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: capital appreciation.        American Express
Capital Resource Fund            Invests primarily in U.S. common        Financial Corporation
                                 stocks and other securities             (AEFC)
                                 convertible into common stocks.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: maximum current income       AEFC
Cash Management Fund             consistent with liquidity and
                                 stability of principal. Invests
                                 primarily in money market securities.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: high total return through    AEFC
Core Bond Fund                   current income and capital
                                 appreciation. Invests at least 80% of
                                 its net assets in bonds and other
                                 debt securities.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: high level of current        AEFC
Diversified Bond Fund            income while conserving the value of
(previously AXP(R) Variable      the investment and continuing a high
Portfolio - Bond Fund)           level of income for the longest time
                                 period. Invests primarily in bonds
                                 and other debt obligations.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: high level of current        AEFC
Diversified Equity Income Fund   income and, as a secondary goal,
                                 steady growth of capital. Invests
                                 primarily in dividend-paying common
                                 and preferred stocks.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: long-term capital growth.    AEFC, adviser;
Emerging Markets Fund            Invests primarily in equity             American Express Asset
                                 securities of emerging markets          Management
                                 companies.                              International, Inc.,
                                                                         a  wholly-owned
                                                                         subsidiary of AEFC,
                                                                         subadviser.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: growth of capital. Invests   AEFC
Equity Select Fund               primarily in equity securities of
                                 medium-sized companies.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: high total return through    AEFC
Global Bond Fund                 income and growth of capital.
                                 Non-diversified mutual fund that
                                 invests primarily in debt obligations
                                 of U.S. and foreign issuers.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: long-term capital growth.    AEFC
Growth Fund                      Invests primarily in common stocks
                                 and securities convertible into
                                 common stocks that appear to offer
                                 growth opportunities.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: high current income, with    AEFC
High Yield Bond Fund             capital growth as a secondary
(previously AXP(R) Variable      objective. Invests primarily in
Portfolio - Extra Income Fund)   high-yielding, high-risk corporate
                                 bonds (junk bonds) issued by U.S. and
                                 foreign companies and governments.
-------------------------------- --------------------------------------- ------------------------


--------------------------------------------------------------------------------
34 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

-------------------------------- --------------------------------------- ------------------------
Fund Name                        Investment Objectives and Policies      Investment Adviser
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: capital appreciation.        AEFC, adviser;
International Fund               Invests primarily in equity             American Express Asset
                                 securities of foreign issuers that      Management
                                 offer strong growth potential.          International, Inc., a
                                                                         wholly-owned
                                                                         subsidiary of AEFC,
                                                                         subadviser.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: long-term growth of          AEFC
Large Cap Value Fund             capital. Invests primarily in equity
                                 securities of companies with market
                                 capitalization greater than $5
                                 billion.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: maximum total investment     AEFC
Managed Fund                     return through a combination of
                                 capital growth and current income.
                                 Invests primarily in a combination of
                                 common and preferred stocks,
                                 convertible securities, bonds and
                                 other debt securities.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: long-term growth of          AEFC
New Dimensions Fund(R)           capital. Invests primarily in common
                                 stocks showing potential for
                                 significant growth.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: long-term growth of          AEFC, adviser; GAMCO
Partners Select Value Fund       capital. Invests primarily in common    Investors, Inc.,
                                 stocks, preferred stocks and            subadviser.
                                 securities convertible into common
                                 stocks that are listed on a
                                 nationally recognized securities
                                 exchange or traded on the NASDAQ
                                 National Market System of the
                                 National Association of Securities
                                 Dealers.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: long-term capital            AEFC, adviser;
Partners Small Cap Value Fund    appreciation.  Non-diversified fund     Goldman Sachs Asset
                                 that invests primarily in equity        Management, L.P.,
                                 securities.                             Royce & Associates,
                                                                         LLC and Third Avenue
                                                                         Management LLC,
                                                                         subadvisers.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: long-term capital            AEFC
S&P 500 Index Fund               appreciation.  Non-diversified fund
                                 that invests primarily in securities
                                 that are expected to provide
                                 investment results that correspond to
                                 the performance of the S&P 500(R)
                                 Index.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: a high level of current      AEFC
Short Duration U.S. Government   income and safety of principal
Fund  (previously AXP(R)         consistent with an investment in U.S.
Variable  Portfolio - Federal    government and government agency
Income Fund)                     securities. Invests primarily in debt
                                 obligations issued or guaranteed as
                                 to principal and interest by the U.S.
                                 government, its agencies or
                                 instrumentalities.
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: long-term capital growth.    AEFC, adviser; Kenwood
Small Cap Advantage Fund         Invests primarily in equity stocks of   Capital Management
                                 small companies that are often          LLC, subadviser.
                                 included in the Russell 2000 Index
                                 and/or have market capitalization
                                 under $2 billion.
-------------------------------- --------------------------------------- ------------------------


--------------------------------------------------------------------------------
35 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

-------------------------------- --------------------------------------- ------------------------
Fund Name                        Investment Objectives and Policies      Investment Adviser
-------------------------------- --------------------------------------- ------------------------
AXP(R) Variable Portfolio -      Objective: capital appreciation.        AEFC
Strategy Aggressive Fund         Invests primarily in equity
                                 securities of growth companies.

-------------------------------- --------------------------------------- ------------------------
AIM V.I. Capital Appreciation    Objective: growth of capital. Invests   A I M Advisors, Inc.
Fund, Series II Shares           principally in common stocks of
                                 companies likely to benefit from new
                                 or innovative products, services or
                                 processes as well as those with
                                 above-average long-term growth and
                                 excellent prospects for future
                                 growth. The Fund may invest up to 25%
                                 of its assets in foreign securities.
-------------------------------- --------------------------------------- ------------------------
AIM V.I. Capital Development     Objective: long-term growth of          A I M Advisors, Inc.
Fund, Series II Shares           capital. Invests primarily in
                                 securities (including common stocks,
                                 convertible securities and bonds) of
                                 small- and medium-sized companies.
                                 The Fund may invest up to 25% of its
                                 assets in foreign securities.
-------------------------------- --------------------------------------- ------------------------
AllianceBernstein VP Growth      Objective: reasonable current income    Alliance Capital
and Income Portfolio (Class B)   and reasonable appreciation. Invests    Management, L.P.
                                 primarily  in dividend-paying common
                                 stocks of  good quality.
-------------------------------- --------------------------------------- ------------------------
AllianceBernstein VP             Objective: long-term growth of          Alliance Capital
International Value Portfolio    capital. Invests primarily in a         Management, L.P.
(Class B)                        diversified portfolio of foreign
                                 equity securities.
-------------------------------- --------------------------------------- ------------------------
American Century(R) VP           Objective: long-term capital growth.    American Century
International, Class II          Invests primarily in stocks of          Investment
                                 growing foreign companies in            Management, Inc.
                                 developed countries.
-------------------------------- --------------------------------------- ------------------------
American Century(R) VP Value,    Objective: long-term capital growth,    American Century
Class II                         with income as a secondary objective.   Investment
                                 Invests primarily in stocks of          Management, Inc.
                                 companies that management believes to
                                 be undervalued at the time of
                                 purchase.
-------------------------------- --------------------------------------- ------------------------
Calvert Variable Series, Inc.    Objective: income and capital growth.   Calvert Asset
Social Balanced Portfolio        Invests primarily in stocks, bonds      Management Company,
                                 and money market instruments which      Inc. (CAMCO),
                                 offer income and capital growth         investment adviser.
                                 opportunity and which satisfy the       SsgA Funds Management,
                                 investment and social criteria.         Inc. and Brown Capital
                                                                         Management are the
                                                                         investment subadvisers.
-------------------------------- --------------------------------------- ------------------------
Evergreen VA International       Objective: long-term capital growth     Evergreen Investment
Equity Fund - Class 2            with modest income as a secondary       Management  Company,
                                 objective. The Fund seeks to achieve    LLC
                                 its goal by investing primarily in
                                 equity securities issued by
                                 established, quality non-U.S.
                                 companies located in countries with
                                 developed markets and may purchase
                                 securities across all market
                                 capitalizations, The Fund may also
                                 invest in emerging markets.
-------------------------------- --------------------------------------- ------------------------

--------------------------------------------------------------------------------
36 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS



-------------------------------- --------------------------------------- ------------------------
Fund Name                        Investment Objectives and Policies      Investment Adviser
-------------------------------- --------------------------------------- ------------------------


Fidelity(R) VIP Growth &         Objective: seeks high total return      Fidelity Management &
Income Portfolio Service Class 2 through a combination of current        Research Company
                                 income and capital appreciation.        (FMR), investment
                                 Normally invests a majority of assets   manager; FMR U.K.,
                                 in common stocks of foreign and         FMR Far East,
                                 domestic issuers with a focus on        sub-investment
                                 those that pay current dividends and    advisers.
                                 show potential for capital
                                 appreciation. May invest in bonds,
                                 including lower-quality debt
                                 securities, as well as stocks that
                                 are not currently paying dividends,
                                 but offer prospects for future income
                                 or capital appreciation.
-------------------------------- --------------------------------------- ------------------------
Fidelity(R) VIP Mid Cap          Objective: seeks long-term growth of    Fidelity Management &
Portfolio Service Class 2        capital. Normally invests at least      Research Company
                                 80% of assets in securities of          (FMR), investment
                                 foreign and domestic companies with     manager; FMR U.K.,
                                 medium market capitalization common     FMR Far East,
                                 stocks. Invests in growth or value      sub-investment
                                 common common stocks. May invest in     advisers.
                                 companies with smaller or larger
                                 market capitalizations.
-------------------------------- --------------------------------------- ------------------------
Fidelity(R) VIP Overseas         Objective: seeks long-term growth of    Fidelity Management &
Portfolio Service Class 2        capital. Normally invests primarily     Research Company
                                 in common stocks of foreign             (FMR), investment
                                 securities. Normally invests at least   manager; FMR U.K.,
                                 80% of assets in non-U.S. securities.   FMR Far East, Fidelity
                                                                         International
                                                                         Investment Advisors
                                                                         (FIIA) and FIIA U.K.,
                                                                         sub-investment
                                                                         advisers.
-------------------------------- --------------------------------------- ------------------------
FTVIPT Franklin Real Estate      Objective: seeks capital                Franklin Advisers, Inc.
Fund - Class 2                   appreciation, with current income as
                                 a secondary goal. The Fund normally
                                 invests at least 80% of its net
                                 assets in investments of companies
                                 operating in the real estate sector.
                                 The Fund invests primarily in equity
                                 real estate investment trusts (REITs).
-------------------------------- --------------------------------------- ------------------------
FTVIPT Franklin Small Cap        Objective: seeks long-term total        Franklin Advisory
Value Securities Fund - Class 2  return. The Fund normally invests at    Services, LLC
                                 least 80% of its net assets in
                                 investments of small capitalization
                                 companies. For this Fund, small cap
                                 companies are those with market cap
                                 values not exceeding $2.5 billion, at
                                 the time of purchase. The Fund's
                                 manager invests in small companies
                                 that it believes are undervalued.
-------------------------------- --------------------------------------- ------------------------
FTVIPT Mutual Shares             Objective: seeks capital                Franklin Mutual
Securities Fund - Class 2        appreciation, with income as a          Advisers, LLC
                                 secondary goal. The Fund normally
                                 invests mainly in U.S. equity
                                 securities that the Fund's manager
                                 believes are available at market
                                 prices less than their intrinsic
                                 value on certain recognized or
                                 objective criteria, including
                                 undervalued stocks, restructuring
                                 companies and distressed companies.
-------------------------------- --------------------------------------- ------------------------

--------------------------------------------------------------------------------
37 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS



-------------------------------- --------------------------------------- ------------------------
Fund Name                        Investment Objectives and Policies      Investment Adviser
-------------------------------- --------------------------------------- ------------------------


Goldman Sachs VIT CORE(SM)       Objective: The Goldman Sachs VIT CORE   Goldman Sachs Asset
U.S. Equity Fund  CORE(SM) is    U.S. Equity Fund seeks long-term        Management, L.P.
a service mark of Goldman,       growth of capital and dividend
Sachs & Co.                      income. The Fund invests, under
                                 normal circumstances, at least 90% of
                                 its total assets (not including
                                 securities lending collateral and any
                                 investment of that collateral)
                                 measured at time of purchase in a
                                 broadly diversified portfolio of
                                 large-cap and blue chip equity
                                 investments representing all major
                                 sectors of the U.S. economy.
-------------------------------- --------------------------------------- ------------------------
Goldman Sachs VIT Mid Cap        Objective: The Goldman Sachs VIT Mid    Goldman Sachs Asset
Value Fund                       Cap Value Fund seeks long-term          Management, L.P.
                                 capital appreciation. The Fund
                                 invests, under  normal circumstances,
                                 at least 80% of its net assets plus
                                 any borrowing for investment purposes
                                 (measured at time of purchase) in a
                                 diversified portfolio of equity
                                 investments in mid-capitalization
                                 issuers within the range of the
                                 market capitalization of companies
                                 constituting the Russell Midcap Value
                                 Index  at the time of investment.
-------------------------------- --------------------------------------- ------------------------
INVESCO VIF - Financial          Objective: long-term growth of          INVESCO Funds Group,
Services Fund                    capital. Aggressively managed.          Inc.
                                 Invests at least 80% of its assets in
                                 the equity securities and
                                 equity-related instruments of
                                 companies involved in the financial
                                 services sector. These companies
                                 include, but are not limited to,
                                 banks, insurance companies,
                                 investment and miscellaneous
                                 industries (asset managers, brokerage
                                 firms, and government-sponsored
                                 agencies and suppliers to financial
                                 services companies).
-------------------------------- --------------------------------------- ------------------------
INVESCO VIF - Technology Fund    Objective: long-term growth of          INVESCO Funds Group,
                                 capital. The Fund is aggressively       Inc.
                                 managed. Invests at least 80% of its
                                 assets in equity securities and
                                 equity-related instruments of
                                 companies engaged in
                                 technology-related industries.  These
                                 include, but are not limited to,
                                 various applied technologies,
                                 hardware, software, semiconductors,
                                 telecommunications equipment and
                                 services, and service-related
                                 companies in information technology.
                                 Many of these products and services
                                 are subject to rapid obsolescence,
                                 which may lower the market value of
                                 securities of the companies in this
                                 sector.
-------------------------------- --------------------------------------- ------------------------

--------------------------------------------------------------------------------
38 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

-------------------------------- --------------------------------------- ------------------------
Fund Name                        Investment Objectives and Policies      Investment Adviser
-------------------------------- --------------------------------------- ------------------------
Lazard Retirement                Objective: long-term capital            Lazard Asset
International Equity Portfolio   appreciation. Invests primarily in      Management, LLC
                                 equity securities, principally common
                                 stocks, of relatively large non-U.S.
                                 companies with market capitalizations
                                 in the range of the Morgan Stanley
                                 Capital International (MSCI) Europe,
                                 Australia and  Far East (EAFE(R))
                                 Index that the Investment Manager
                                 believes are undervalued based on
                                 their earnings, cash flow or asset
                                 values.

-------------------------------- --------------------------------------- ------------------------
Liberty Columbia High Yield      Objective: high level of current        Columbia Management
Fund, Variable Series, Class B   income with capital appreciation as a   Co. (Columbia),
                                 secondary objective. The Fund           investment adviser.
                                 normally invests at least 80% of its
                                 net assets (plus any borrowings for
                                 investment purposes) in high yielding
                                 corporate debt securities, such as
                                 bonds, debentures and notes that are
                                 rated below investment grade.
-------------------------------- --------------------------------------- ------------------------
MFS(R) Investors Growth Stock    Objective: long-term growth of          MFS Investment
Series - Service Class           capital and future income. Invests at   Management(R)
                                 least 80% of its net assets in common
                                 stocks and related securities of
                                 companies which MFS(R) believes offer
                                 better than average prospects for
                                 long-term growth.
-------------------------------- --------------------------------------- ------------------------
MFS(R) New Discovery Series -    Objective: capital appreciation.        MFS Investment
Service Class                    Invests in at least 65% of its net      Management(R)
                                 assets in equity securities of
                                 emerging growth companies.
-------------------------------- --------------------------------------- ------------------------
MFS(R) Total Return Series -     Objective: above average income         MFS Investment
Service Class                    consistent with the prudent             Management(R)
                                 employment of capital, with growth of
                                 capital and income as a secondary
                                 objective. Invests primarily in a
                                 combination of equity and fixed
                                 income securities.
-------------------------------- --------------------------------------- ------------------------
MFS(R) Utilities Series -        Objective: capital growth and current   MFS Investment
Service Class                    income. Invests primarily in equity     Management(R)
                                 and debt securities of domestic and
                                 foreign companies in the utilities
                                 industry.
-------------------------------- --------------------------------------- ------------------------
Oppenheimer Global Securities    Objective: long-term capital            OppenheimerFunds, Inc.
Fund/VA, Service Shares          appreciation. Invests mainly in
                                 common stocks of U.S. and foreign
                                 issuers that are "growth-type"
                                 companies, cyclical industries and
                                 special situations that are
                                 considered to have appreciation
                                 possibilities.
-------------------------------- --------------------------------------- ------------------------
Oppenheimer Main Street Small    Objective: seeks capital                OppenheimerFunds, Inc.
Cap Fund/VA, Service Shares      appreciation. Invests mainly in
                                 common stocks of small-capitalization
                                 U.S. companies that the investment
                                 manager believes have favorable
                                 business trends or prospects.
-------------------------------- --------------------------------------- ------------------------

--------------------------------------------------------------------------------
39 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS



-------------------------------- --------------------------------------- ------------------------
Fund Name                        Investment Objectives and Policies      Investment Adviser
-------------------------------- --------------------------------------- ------------------------


Oppenheimer Strategic Bond       Objective: high level of current        OppenheimerFunds, Inc.
Fund/VA, Service Shares          income principally derived from
                                 interest on debt securities. Invests
                                 mainly in three market sectors: debt
                                 securities of foreign governments and
                                 companies, U.S. government
                                 securities, and lower-rated high
                                 yield securities of U.S. and foreign
                                 companies.
-------------------------------- --------------------------------------- ------------------------
Putnam VT Health Sciences Fund   Objective: capital appreciation. The    Putnam Investment
- Class IB Shares                fund pursues its goal by investing      Management, LLC
                                 mainly in growth stocks of companies
                                 in the health sciences industries.
                                 Under normal circumstances, the fund
                                 invests at least 80% of the fund's
                                 net assets in securities of (a)
                                 companies that derive at least 50% of
                                 their assets, revenues or profits
                                 from the pharmaceutical, health care
                                 services, applied research and
                                 development and medical equipment and
                                 supplies industries, or  (b)
                                 companies we think have the potential
                                 for growth as a result of their
                                 particular products, technology,
                                 patents or other market advantages in
                                 the health sciences industries.
-------------------------------- --------------------------------------- ------------------------

Putnam VT International Equity   Objective: capital appreciation. The    Putnam Investment
Fund - Class IB Shares           fund pursues its goal by investing      Management, LLC
                                 mainly in common stocks of companies
                                 outside the United States.

-------------------------------- --------------------------------------- ------------------------
Putnam VT Vista Fund -  Class    Objective: capital appreciation. The    Putnam Investment
IB Shares                        fund pursues its goal by investing      Management, LLC
                                 mainly in common stocks of U.S.
                                 companies with a focus on growth
                                 stocks.
-------------------------------- --------------------------------------- ------------------------
Strong Opportunity Fund II -     Objective: seeks capital growth.        Strong Capital
Advisor Class                    Invests primarily in common stocks of   Management, Inc.
                                 medium-capitalization companies that
                                 the Fund's managers believe are
                                 under-priced, yet have attractive
                                 growth prospects.
-------------------------------- --------------------------------------- ------------------------
Van Kampen LIT Comstock          Objective: seeks capital growth and     Van Kampen Asset
Portfolio, Class II Shares       income through investments in equity    Management Inc.
                                 securities, including common stocks,
                                 preferred stocks and securities
                                 convertible into common and preferred
                                 stocks.
-------------------------------- --------------------------------------- ------------------------
Wanger International Small Cap   Objective: long-term growth of          Liberty Wanger Asset
                                 capital. Invests primarily in stocks    Management, L.P.
                                 of small and medium-size non-U.S.
                                 companies with capitalizations of
                                 less than $2 billion at time of
                                 purchase.
-------------------------------- --------------------------------------- ------------------------
Wanger U.S. Smaller Companies    Objective: long-term growth of          Liberty Wanger Asset
                                 capital. Invests primarily in stocks    Management, L.P.
                                 of small- and medium-size U.S.
                                 companies with capitalizations of
                                 less than $5 billion at time of
                                 purchase.
-------------------------------- --------------------------------------- ------------------------

--------------------------------------------------------------------------------
40 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


Although the IRS has issued some guidance on investment control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

--------------------------------------------------------------------------------
41 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The Special DCA Account

You also may allocate purchase payments to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:


o    the optional ROPP rider;(1)


o    the optional MAV rider;(1)

o    the optional 5-Year MAV rider;(1)

o    the optional EEB rider;(1)

o    the optional EEP rider;(1)


o the fixed account, subaccounts and/or the special DCA account;(3) in which you want to invest;


o    how you want to make purchase payments;

o    a beneficiary; and

o under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years).(2)


(1) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. Riders may not be available in all states. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date.

(2) The ten-year surrender charge schedule under RAVA Advantage Plus is not available for contracts issued in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


(3) The Special DCA account may not be available for new purchase payments at all times.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There are may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.)

If your application is complete, we will process it and apply your purchase payment to the fixed account, Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

--------------------------------------------------------------------------------
42 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o    on or after the date you reach age 59 1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as your 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month

                                                     RAVA Advantage Plus              RAVA Select Plus
If paying by any other method:
     initial payment for qualified annuities               $1,000                         $  2,000
     initial payment for nonqualified annuities             2,000                           10,000
     for any additional payments                               50                               50


  * RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.



Maximum allowable purchase payments** (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA Advantage Plus              RAVA Select Plus
For the first year:
   up to age 85                                          $999,999***                      $999,999***
   for ages 86 to 90                                      100,000                          100,000
For each subsequent year:
   up to age 85                                           100,000                          100,000
   for ages 86-90                                          50,000                           50,000


 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

*** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.



--------------------------------------------------------------------------------
43 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

For RAVA Advantage Plus, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.


We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                   RAVA Advantage Plus   RAVA Select Plus
 For nonqualified annuities               0.95%                1.20%
 For qualified annuities                  0.75%                1.00%
 For band 3 annuities                     0.55%                0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

--------------------------------------------------------------------------------
44 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


ROPP RIDER FEE


We charge a fee for this optional feature only if you select it(1). If selected, we deduct 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on a contract anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.


(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.


MAV RIDER FEE

We charge a fee for this optional feature only if you select it(2). If selected, we deduct 0.25%of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on a contract anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV. May not be available in all states.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on a contract anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV. May not be available in all states.

EEB RIDER FEE

We charge a fee for this optional feature only if you select it(4). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. . Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

--------------------------------------------------------------------------------
45 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EEP RIDER FEE

We charge a fee for this optional feature only if you select it(5). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. . Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a transfer or exchange.

RIDER COMBINATION DISCOUNT

A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.


SURRENDER CHARGE


If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

Surrender charge under RAVA Advantage Plus:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

--------------------------------------------------------------------------------
46 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   Seven-year schedule                                                      Ten-year schedule*
 Number of completed                                                   Number of completed
years from date of each              Surrender charge                years from date of each                   Surrender charge
  purchase payment                      percentage                      purchase payment                          percentage
        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0


* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


Surrender charge under RAVA Select Plus (except Texas) :

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

          Contract year                        Surrender charge percentage
                1                                           7%
                2                                           7
                3                                           7
                Thereafter                                  0

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47     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Surrender charge under RAVA Select Plus in Texas:

For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                                              Surrender charge percentage
                                                                   (as a percentage of purchase payments surrendered)
                                                                                    in contract year
                    Payments made in contract year                       1          2           3      Thereafter
                                   1                                     8%         7%          6%          0%
                                   2                                                8           7           0
                                   3                                                            8           0
                                   Thereafter                                                               0

Partial surrenders

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. For partial surrenders, we determine the amount that represents purchase payments which are subject to a surrender charge by the following formula:

  PS - FA    x  (PP - PE)
  -------
  CV - FA

Where

    PS = Amount of partial surrender

    FA = Free amount (amounts that are subject to a waiver of surrender charge)

    CV = Contract value prior to the surrender

    PP = Purchase payments not previously surrendered

    PE = Amounts surrendered totaling up to10% of the prior contract anniversary value to the extent it is larger than amounts surrendered that represent contract earnings

After calculating the amount of purchase payments that might be subject to a surrender charge, we use the surrender order described above to determine the surrender charge. For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge is applied to this total amount. We pay you the amount you requested.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

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48     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage Plus contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:

     --   $5,000 July 1, 2003;

     --   $55,000 Dec. 31, 2005;

     --   $40,000 Feb. 20, 2011; and

You wish to take a partial surrender of $60,000 at Sept. 1, 2011. At that date, the contract value is equal to $80,000. The previous contract anniversary value was equal to $100,000.

Using the terminology above, PS = $60,000, CV = $80,000, PP = $100,000. FA = $10,000 (10% of the previous contract anniversary value). Since there are no contract earnings, PE = $10,000.

This results in the following amount being subject to a surrender charge for this partial surrender:

  ($60,000 - $10,000) x ($100,000 - $10,000) = $64,286
  -------------------
  ($80,000 - $10,000)

We surrender the purchase payments on a first-in-first-out basis. We surrender the following amounts with the indicated surrender charge rates:

o $5,000 from the July 1, 2003 purchase payment with no surrender charge (part of 10% of prior contract anniversary value).

o $5,000 from the Dec. 31, 2005 purchase payment with no surrender charge (rest of 10% of prior contract anniversary value).

o    $50,000 from the Dec. 31, 2005 purchase payment with a 4% surrender charge.

o    $14,286 from the Feb. 20, 2011 purchase payment with a 7% surrender charge.

This results in a total surrender charge of $3,000 (4% x $50,000 + 7% x
$14,286).

Waiver of surrender charges

We do not assess surrender charges under any contract for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

o contracts settled using an annuity payout plan*, unless an annuity payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*;

o    death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

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49     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;


o    minus any prorated portion of the ROPP rider fee (if selected);


o    minus any prorated portion of the MAV rider fee (if selected);

o    minus any prorated portion of the 5-Year MAV rider fee (if selected);


o    minus any prorated portion of the EEB rider fee (if selected); and

o    minus any prorated portion of the EEP rider fee (if selected).


SPECIAL DCA ACCOUNT

We value the amounts you allocate to the special DCA account directly in dollars. The special DCA account value equals: o the sum of your purchase payments allocated to the special DCA account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges);

o    minus amounts transferred out; and

o minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

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50     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

o    a prorated portion of the contract administrative charge;


o    a prorated portion of the ROPP rider fee (if selected);


o    a prorated portion of the MAV rider fee (if selected);

o    a prorated portion of the 5-Year MAV rider fee (if selected);


o    a prorated portion of the EEB rider fee (if selected); and/or

o    a prorated portion of the EEP rider fee (if selected).


Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o    mortality and expense risk fees.

PURCHASE PAYMENT CREDITS

For RAVA Advantage Plus: we add a credit to your contract in the amount of:

o    1% of each purchase payment received:

     -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

For RAVA Advantage Plus - Band 3: we add a credit to your contract in the amount of:

o    2% of each purchase payment received:

     -- if you elect the seven-year surrender charge schedule for your contract.

o    3% of each purchase payment received

     --   if  you  elect  the  ten-year   surrender  charge  schedule  for  your
          contract*.


Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


For RAVA Select Plus: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.



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51     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

For RAVA Select Plus - Band 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) settlement of the contract under an annuity payout plan. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                                   Number
                                                                  Amount               Accumulation               of units
                                            Month                invested               unit value                purchased
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit                     Apr                     100                     15                       6.67
market price is low ...            ---->    May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
                                            Jul                     100                     17                       5.88
and fewer units when the per                Aug                     100                     19                       5.26
unit market price is high.         ---->    Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

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52     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

o    You cannot transfer existing contract values into a Special DCA account.

o Each Special DCA arrangement consists of 6 monthly transfers that begin 7 days after we receive your purchase payment.

o We make monthly transfers of your Special DCA account value into the subaccounts you select.

o You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer.

o We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

o We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

o Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available the date we receive payment).

o You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account.

o We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.


ASSET REBALANCING

You can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

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53     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, at any time. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA account.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


Regular mail:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


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54     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

2 By automated transfers and automated partial surrenders


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.*


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the fixed account or the Special DCA account are not allowed.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


3 By phone

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.*


We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges, ROPP charges, MAV charges, 5-Year MAV charges, EEB charges, EEP charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have. The minimum contract value after partial surrender is $600.

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55     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

RECEIVING PAYMENT

1 By regular or express mail

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed  employment  with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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56     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:


o contract value, less any purchase payment credits subject to reversal less pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less pro rata portion of rider fees.


Adjusted partial surrenders

                                     PS x DB
                                  ------------
                                       CV

    PS = the partial surrender including any applicable surrender charge.

    DB = the death benefit on the date of (but prior to) the partial surrender.

    CV = the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you are age 75 or younger on the contract effective date:

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                         $20,000
         minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000 =                                               -1,667
         ----------------                                                  -----
            $18,000

         for a death benefit of:                                         $18,333

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57     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:


     o contract value, less any purchase payment credits subject to reversal less pro rata portion of rider fees; or

     o    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less pro rata portion of rider fees.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:


     o contract value, less any purchase payment credits subject to reversal less pro rata portion of rider fees; or

     o    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less pro rata portion of rider fees.


If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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58     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Optional Benefits


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders for the ROPP death benefit


                                     PS x DB
                                   ----------
                                       CV

          PS = the partial surrender including any applicable surrender charge.

          DB = the death benefit on the date of (but prior to) the partial surrender.

          CV = the contract value on the date of (but prior to) the partial surrender.


If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


Terminating the ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.


Example


     o You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2003.


     o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                         $20,000
         minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000 =                                               -1,667
         ------------------                                             --------
             $18,000

         for a death benefit of:                                         $18,333


If your spouse is the sole beneficiary, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges - Return of Premium Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

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59     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


o contract value, less any purchase payment credits subject to reversal less pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.
Example

o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:          $24,000
         plus purchase payments made since that anniversary:                  +0
         minus adjusted partial surrenders, calculated as:

         $1,500 x $24,000  =                                              -1,636
         ----------------                                                 ------
             $22,000

         for a death benefit of:                                         $22,364

If your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. If it is a qualified contract, your spouse may continue the contract until the date on which you would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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60     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-Year MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


o contract value, less any purchase payment credits subject to reversal less pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders; or


o the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the 5-Year MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

Example

     o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2003.

     o On Jan. 1, 2008 (the fifth contract anniversary) the contract value grows to $30,000.

     o On March 1, 2008 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

         We calculate the death benefit on March 1, 2008 as follows:

         The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your 5-year contract anniversary contract values:   $30,000
         plus purchase payments made since that anniversary:                  +0
         minus adjusted partial surrenders, calculated as:

         $1,500 x $30,000 =                                               -1,800
         ---------------                                                  ------
           $25,000

         for a death benefit of:                                         $28,200

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61     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

If your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. If it is a qualified contract, your spouse may continue the contract until the date on which you would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts. When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


o the standard death benefit amount (see "Benefits in Case of Death - Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,


PLUS

o 40% of your earnings at death if you were under age 70 on the rider effective date; or

o 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

Earnings at death for the EEB and EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:


     o the standard death benefit amount, the MAV death benefit amount, or the 5-year death benefit amount if applicable (the "death benefit amount")


     o    minus purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

     o    minus the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     o plus any purchase payments made on or after the EEB rider effective date not previously surrendered.

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62     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

     o    the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     o plus any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

Terminating the EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example of the EEB

o You purchase the contract with a payment of $100,000 on Jan. 01, 2003 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit amount (contract value):                     $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):

     0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                      ------
     Total death benefit of:                                        $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit amount (maximum anniversary value):          $110,000
     plus the EEB (40% of earnings at death):

     0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                      ------
     Total death benefit of:                                        $114,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

     $110,000 -  ($50,000 x $110,000)  =                             $57,619
     --------------------------------
              $105,000

     plus the EEB (40% of earnings at death):

     0.40 x ($57,619 - $55,000) =                                     +1,048
                                                                      ------
     Total death benefit of:                                         $58,667

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

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63     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit amount (contract value):                     $200,000
     plus the EEB (40% of earnings at death)

     0.40 x 2.50 x ($55,000) =                                       +55,000
                                                                      ------
     Total death benefit of:                                        $255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2012 equals:

     MAV death benefit amount (contract value less purchase
     payment credits reversed )                                     $250,000
     plus the EEB (40% of earnings at death)

     0.40 x 2.50 x ($55,000) =                                       +55,000
                                                                      ------
     Total death benefit of:                                        $305,000

o On July 1, 2013 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:

     MAV death benefit amount (contract value):                    $250,500
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):

     0.40 x ($250,500 - $105,000) =                                  +58,200
                                                                      ------
     Total death benefit of:                                        $308,700

If your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. If it is a qualified contract, your spouse may continue the contract until the date on which you would have reached age 70 1/2, or any other date permitted by the Code. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

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64     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                                 Percentage if you are                           Percentage if you are
Contract year          under age 70 on the rider effective date         70 or older on the rider effective date
One and Two                                0%                                                0%
Three and Four                            10%                                             3.75%
Five or more                              20%                                              7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:


o the standard death benefit amount (see "Benefits in Case of Death - Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,


PLUS

                If you are under age 70                          If you are age 70
Contract year   on the rider effective date, add...              or older on the rider effective date, add...
     1          Zero                                             Zero

     2          40% X earnings at death (see above)              15% X earnings at death

 3 & 4          40% X (earnings at death + 25% of                15% X (earnings at death + 25% of
                exchange purchase payment*)                      exchange purchase payment*)

    5+          40% X (earnings at death + 50% of                15% X (earnings at death + 50% of
                exchange purchase payment*)                      exchange purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Terminating the EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o    The EEP rider will terminate in the case of an ownership change.

o The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

Example of the EEP

o You purchase the contract with an exchange purchase payment of $100,000 on Jan. 01, 2003 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit amount (contract value):                         $110,000
     plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):

         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                          ------
     Total death benefit of:                                            $114,000

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65     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit amount (maximum anniversary value):              $110,000
     plus the EEP Part I (40% of earnings at death):

         0.40 x ($110,000 - $100,000) =                                   +4,000

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:

         0.10 x $100,000 =                                               +10,000
                                                                       ---------
     Total death benefit of:                                            $124,000

o On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

      $110,000 -  ($50,000 x $110,000)  =                                $57,619
                  -------------------                                    -------
                      $105,000

     plus the EEP Part I (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                     +1,048

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:

         0.10 x $55,000 =                                                 +5,500
                                                                       ---------
     Total death benefit of:                                             $64,167

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit amount (contract value):                         $200,000
     plus the EEP Part I (40% of earnings at death)

         .40 x (2.50 x $55,000) =                                        +55,000

     plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                       ---------
     Total death benefit of:                                            $266,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit on July 1, 2012 equals:

     MAV death benefit amount (contract value less purchase
         payment credits reversed):                                     $250,000
     plus the EEP Part I (40% of earnings at death)

         .40 x (2.50 x $55,000)=                                         +55,000

     plus the EEP Part II, which after the fourth contract year equals 20%
         of exchange purchase payments identified at issue and
         not previously surrendered: 0.20 x $55,000 =                    +11,000
                                                                       ---------
     Total death benefit of:                                            $316,000

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66     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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

o On July 1, 2013 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2013 equals:

     MAV death benefit amount (contract value):                         $250,500
     plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):

         0.40 x ($250,500 - $105,000) =                                  +58,200

     plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                       ---------
     Total death benefit of:                                            $319,700

If your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. If it is a qualified contract, your spouse may continue the contract until the date on which you would have reached age 70 1/2, or any other date permitted by the Code. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    your age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

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67     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.


o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


Annuity payout plan requirements for qualified annuities: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the owner or over the life of the owner and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the owner or over the life expectancy of the owner and designated beneficiary; or

o over a period certain not longer than the life expectancy of the owner or over the life expectancy of the owner and designated beneficiary.


Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


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68     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Surrenders: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


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69     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 401, 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

Annuity payouts: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Surrenders: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death,

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    To pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: Upon your death, any death benefits available under the contract will be taxable as ordinary income to your beneficiary in the year he/she receives the payments.

Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.

Special considerations if you select one of the death benefit riders (ROPP, MAV, 5-Year MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


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70     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life's tax status: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

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71     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 3,700 registered branch offices and more than 10,400 financial advisors.


IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In November 2002, a suit, captioned Haritos et. al. v. American Express Financial Corporation and IDS Life Insurance Company, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.

Table of Contents of the Statement of Additional Information


Calculating Annuity Payouts                               p. 3

Rating Agencies                                           p. 4

Principal Underwriter                                     p. 4

Independent Auditors                                      p. 4

Financial Statements                                      p. 5


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72     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
       SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919


                                                                S-6273 A (12/03)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR

                       AMERICAN EXPRESS RETIREMENT ADVISOR

                       ADVANTAGE PLUS(SM) VARIABLE ANNUITY

                       AMERICAN EXPRESS RETIREMENT ADVISOR

                        SELECT PLUS(SM) VARIABLE ANNUITY

                          IDS LIFE VARIABLE ACCOUNT 10


                               JAN. __, 2004


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents


Calculating Annuity Payouts                                            p.  3

Rating Agencies                                                        p.  4

Principal Underwriter                                                  p.  4

Independent Auditors                                                   p.  4

Financial Statements                                                   p.  5


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2 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                       www.ambest.com
Fitch (formerly Duff and Phelps)                www.fitchratings.com
Moody's                                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2002: $37,418,102; 2001: $41,792,624; and 2000:
$56,851,815. IDS Life retains no underwriting commission from the sale of the contract.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst &Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

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4 -- IDS LIFE VARIABLE ACCOUINT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual Statements of Assets and Liabilities of the segregated Asset Subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage Plus(SM) Variable Annuity /American Express Retirement Advisor Select Plus(SM) Variable Annuity (comprised of subaccounts CR3, CR2, CR1, CR5, CR4, CM3, CM2, CM1, CM5, CM4, BD3, BD2, BD1, BD5, BD4, DE3, DE2, DE1, DE5, DE4, EM3, EM2, EM1, EM5, EM4, ES3, ES2, ES1, ES5, ES4, GB3, GB2, GB1, GB5, GB4, GR3, GR2, GR1, GR5, GR4, EI3, EI2, EI1, EI5, EI4, IE3, IE2, IE1, IE5, IE4, MF3, MF2, MF1, MF5, MF4, ND3, ND2, ND1, ND5, ND4, SV3, SV2, SV1, SV5, SV4, IV3, IV2, IV1, IV5, IV4, FI3, FI2, FI1, FI5, FI4, SC3, SC2, SC1, SC5, SC4, SA3, SA2, SA1, SA5, SA4, 3AC, 2AC, 1AC, 5AC, 4AC, 3AD, 2AD, 1AD, 5AD, 4AD, 3AL, 2AL, 1AL, 5AL, 4AL, 3AB, 2AB, 1AB, 5AB, 4AB, 3AI, 2AI, 1AI, 5AI, 4AI, 3AV, 2AV, 1AV, 5AV, 4AV, 3SR, 2SR, 1SR, 5SR, 4SR, 3FG, 2FG, 1FG, 5FG, 4FG, 3FM, 2FM, 1FM, 5FM, 4FM, 3FO, 2FO, 1FO, 5FO, 4FO, 3RE, 2RE, 1RE, 5RE, 4RE, 3SI, 2SI, 1SI, 5SI, 4SI, 3MS, 2MS, 1MS, 5MS, 4MS, 3UE, 2UE, 1UE, 5UE, 4UE, 3MC, 2MC, 1MC, 5MC, 4MC, 3FS, 2FS, 1FS, 5FS, 4FS, 3TC, 2TC, 1TC, 5TC, 4TC, 3MG, 2MG, 1MG, 5MG, 4MG, 3MD, 2MD, 1MD, 5MD, 4MD, 3UT, 2UT, 1UT, 5UT, 4UT, 3HS, 2HS, 1HS, 5HS, 4HS, 3PI, 2PI, 1PI, 5PI, 4PI, 3VS, 2VS, 1VS, 5VS, 4VS, 3SO, 2SO, 1SO, 5SO, 4SO, 3IT, 2IT, 1IT, 5IT, 4IT, 3SP, 2SP, 1SP, 5SP, 4SP, 3IP, 2IP, 1IP, 5IP and 4IP) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage Plus(SM) Variable Annuity /American Express Retirement Advisor Select Plus(SM) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Minneapolis, Minnesota

March 21, 2003


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5 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities

                                                                         Segregated Asset Subaccounts

December 31, 2002                                           CR3            CR2            CR1           CR5         CR4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $122,124      $46,348,886    $33,199,904     $232,444     $82,279
                                                         --------      -----------    -----------     --------     -------
   at market value                                       $119,810      $30,864,931    $20,453,731     $217,579     $77,529
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --               --         74,513           --          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                         --------      -----------    -----------     --------     -------
Total assets                                              119,810       30,864,931     20,528,244      217,579      77,529
                                                          =======       ==========     ==========      =======      ======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              58           20,126         16,666          191          77
   Contract terminations                                       --           11,464             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                         --------      -----------    -----------     --------     -------
Total liabilities                                              58           31,590         16,666          191          77
                                                         --------      -----------    -----------     --------     -------
Net assets applicable to contracts in
   accumulation period                                    119,752       30,647,685     20,417,812      217,388      77,452
Net assets applicable to contracts in
   payment period                                              --          185,656         93,766           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------     --------     -------
Total net assets                                         $119,752      $30,833,341    $20,511,578     $217,388     $77,452
                                                         ========      ===========    ===========     ========     =======
Accumulation units outstanding                            202,292       52,123,863     34,956,260      291,408      95,879
                                                          =======       ==========     ==========      =======      ======
Net asset value per accumulation unit                    $   0.59      $      0.59    $      0.58     $   0.75     $  0.81
                                                         ========      ===========    ===========     ========     =======

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                              CM3             CM2            CM1          CM5         CM4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $3,241,265     $280,636,092   $250,201,802  $12,331,021 $12,161,192
                                                       ----------     ------------   ------------  ----------- -----------
   at market value                                     $3,241,265     $280,620,683   $250,182,254  $12,331,021 $12,161,192
Dividends receivable                                        4,206          213,338        190,655        8,962       8,569
Accounts receivable from IDS Life for
   contract purchase payments                           1,081,894               --             --      129,062          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------     ------------   ------------  ----------- -----------
Total assets                                            4,327,365      280,834,021    250,372,909   12,469,045  12,169,761
                                                        =========      ===========    ===========   ==========  ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                           2,625          184,194        208,470       10,299      11,853
   Contract terminations                                       --           30,430        884,039           --      24,867
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------     ------------   ------------  ----------- -----------
Total liabilities                                           2,625          214,624      1,092,509       10,299      36,720
                                                       ----------     ------------   ------------  ----------- -----------
Net assets applicable to contracts in
   accumulation period                                  4,324,740      280,380,189    249,079,091   12,458,746  12,133,041
Net assets applicable to contracts in
   payment period                                              --          239,208        201,309           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                       ----------     ------------   ------------  ----------- -----------
Total net assets                                       $4,324,740     $280,619,397   $249,280,400  $12,458,746 $12,133,041
                                                       ==========     ============   ============  =========== ===========
Accumulation units outstanding                          3,911,088      255,250,520    228,237,367   12,452,405  12,148,193
                                                        =========      ===========    ===========   ==========  ==========
Net asset value per accumulation unit                  $     1.11     $       1.10   $       1.09  $      1.00 $      1.00
                                                       ==========     ============   ============  =========== ===========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               BD3             BD2             BD1          BD5         BD4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $885,758     $182,366,315   $186,809,428   $6,598,180  $6,076,146
                                                         --------     ------------   ------------   ----------  ----------
   at market value                                       $900,431     $183,885,714   $188,204,547   $6,700,438  $6,165,877
Dividends receivable                                        3,667          778,597        797,556       28,024      25,479
Accounts receivable from IDS Life for
   contract purchase payments                               7,468           43,156        106,913        7,783       4,725
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                         --------     ------------   ------------   ----------  ----------
Total assets                                              911,566      184,707,467    189,109,016    6,736,245   6,196,081
                                                          =======      ===========    ===========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             417          119,989        155,699        5,757       6,290
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                         --------     ------------   ------------   ----------  ----------
Total liabilities                                             417          119,989        155,699        5,757       6,290
                                                         --------     ------------   ------------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    911,149      183,649,627    188,198,925    6,730,488   6,189,791
Net assets applicable to contracts in
   payment period                                              --          937,851        754,392           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------     ------------   ------------   ----------  ----------
Total net assets                                         $911,149     $184,587,478   $188,953,317   $6,730,488  $6,189,791
                                                         ========     ============   ============   ==========  ==========
Accumulation units outstanding                            761,704      154,529,994    159,405,103    6,480,849   5,970,662
                                                          =======      ===========    ===========    =========   =========
Net asset value per accumulation unit                    $   1.20     $       1.19   $       1.18   $     1.04  $     1.04
                                                         ========     ============   ============   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               DE3             DE2             DE1          DE5         DE4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $1,040,408      $85,854,933    $67,334,003   $2,848,038  $1,963,495
                                                       ----------      -----------    -----------   ----------  ----------
   at market value                                     $1,040,055      $71,669,272    $55,770,767   $2,580,130  $1,703,074
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --               --            728        6,897          81
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------      -----------    -----------   ----------  ----------
Total assets                                            1,040,055       71,669,272     55,771,495    2,587,027   1,703,155
                                                        =========       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             251           46,701         45,978        2,201       1,728
   Contract terminations                                       --           13,682             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------      -----------    -----------   ----------  ----------
Total liabilities                                             251           60,383         45,978        2,201       1,728
                                                       ----------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                  1,039,804       71,185,748     55,594,588    2,584,826   1,701,427
Net assets applicable to contracts in
   payment period                                              --          423,141        130,929           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                       ----------      -----------    -----------   ----------  ----------
Total net assets                                       $1,039,804      $71,608,889    $55,725,517   $2,584,826  $1,701,427
                                                       ==========      ===========    ===========   ==========  ==========
Accumulation units outstanding                          1,262,412       86,442,399     67,958,228    3,100,817   2,058,283
                                                        =========       ==========     ==========    =========   =========
Net asset value per accumulation unit                  $     0.82      $      0.82    $      0.82   $     0.83  $     0.83
                                                       ==========      ===========    ===========   ==========  ==========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
7 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               EM3             EM2             EM1          EM5         EM4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $4,281,090       $3,582,157     $2,838,241     $201,724    $118,103
                                                       ----------       ----------     ----------     --------    --------
   at market value                                     $3,646,305       $3,223,477     $2,621,605     $193,835    $108,744
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --               --             --        4,463          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------       ----------     ----------     --------    --------
Total assets                                            3,646,305        3,223,477      2,621,605      198,298     108,744
                                                        =========        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                           1,737            2,086          2,123          164         110
   Contract terminations                                       --            5,183          1,001           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------       ----------     ----------     --------    --------
Total liabilities                                           1,737            7,269          3,124          164         110
                                                       ----------       ----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    191,345        3,216,208      2,618,481      198,134     108,634
Net assets applicable to contracts in
   payment period                                              --               --             --           --          --
Net assets applicable to seed money                     3,453,223               --             --           --          --
                                                       ----------       ----------     ----------     --------    --------
Total net assets                                       $3,644,568       $3,216,208     $2,618,481     $198,134    $108,634
                                                       ==========       ==========     ==========     ========    ========
Accumulation units outstanding                            277,030        4,749,583      3,887,863      219,785     120,719
                                                          =======        =========      =========      =======     =======
Net asset value per accumulation unit                  $     0.69       $     0.68     $     0.67     $   0.90    $   0.90
                                                       ==========       ==========     ==========     ========    ========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               ES3             ES2             ES1          ES5         ES4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $2,223,700      $14,666,217    $10,718,199   $1,042,718    $808,771
                                                       ----------      -----------    -----------   ----------    --------
   at market value                                     $2,021,954      $13,907,541    $10,277,832   $1,013,785    $780,439
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           59,720         39,885          507          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------      -----------    -----------   ----------    --------
Total assets                                            2,021,954       13,967,261     10,317,717    1,014,292     780,439
                                                        =========       ==========     ==========    =========     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             970            8,750          8,097          808         755
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------      -----------    -----------   ----------    --------
Total liabilities                                             970            8,750          8,097          808         755
                                                       ----------      -----------    -----------   ----------    --------
Net assets applicable to contracts in
   accumulation period                                    284,547       13,958,511     10,309,620    1,013,484     779,684
Net assets applicable to contracts in
   payment period                                              --               --             --           --          --
Net assets applicable to seed money                     1,736,437               --             --           --          --
                                                       ----------      -----------    -----------   ----------    --------
Total net assets                                       $2,020,984      $13,958,511    $10,309,620   $1,013,484    $779,684
                                                       ==========      ===========    ===========   ==========    ========
Accumulation units outstanding                            327,689       16,387,615     12,144,553    1,153,261     888,768
                                                          =======       ==========     ==========    =========     =======
Net asset value per accumulation unit                  $     0.87      $      0.85    $      0.85   $     0.88    $   0.88
                                                       ==========      ===========    ===========   ==========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               GB3             GB2             GB1          GB5         GB4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $286,141      $33,918,086    $39,515,405   $1,145,279  $1,650,153
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $297,056      $36,564,985    $42,701,353   $1,202,388  $1,750,138
Dividends receivable                                        1,094           74,343         86,903        2,367       3,499
Accounts receivable from IDS Life for
   contract purchase payments                                  --           52,190         99,287        7,023          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              298,150       36,691,518     42,887,543    1,211,778   1,753,637
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             207           23,670         35,052        1,016       1,796
   Contract terminations                                       --               --             --           --      10,308
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                             207           23,670         35,052        1,016      12,104
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    297,943       36,659,285     42,843,722    1,210,762   1,741,533
Net assets applicable to contracts in
   payment period                                              --            8,563          8,769           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $297,943      $36,667,848    $42,852,491   $1,210,762  $1,741,533
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            251,492       31,132,807     36,626,392    1,060,493   1,528,873
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   1.18      $      1.18    $      1.17   $     1.14  $     1.14
                                                         ========      ===========    ===========   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               GR3             GR2             GR1          GR5         GR4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $  656,791     $136,449,771   $125,562,710     $787,713    $328,256
                                                       ----------     ------------   ------------     --------    --------
   at market value                                     $  502,915     $ 64,684,853   $ 56,288,025     $742,955    $299,756
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                 303               --         26,509        2,731         150
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------     ------------   ------------     --------    --------
Total assets                                              503,218       64,684,853     56,314,534      745,686     299,906
                                                          =======       ==========     ==========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             243           42,357         46,792          581         290
   Contract terminations                                       --            9,436             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------     ------------   ------------     --------    --------
Total liabilities                                             243           51,793         46,792          581         290
                                                       ----------     ------------   ------------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    502,975       64,478,819     56,168,373      745,105     299,616
Net assets applicable to contracts in
   payment period                                              --          154,241         99,369           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                       ----------     ------------   ------------     --------    --------
Total net assets                                       $  502,975     $ 64,633,060   $ 56,267,742     $745,105    $299,616
                                                       ==========     ============   ============     ========    ========
Accumulation units outstanding                          1,063,816      135,693,177    118,986,168      972,984     391,907
                                                        =========      ===========    ===========      =======     =======
Net asset value per accumulation unit                  $     0.47     $       0.48   $       0.47     $   0.77    $   0.76
                                                       ==========     ============   ============     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
9 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               EI3             EI2             EI1          EI5         EI4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $2,814,753      $98,840,641   $131,224,012   $3,811,173  $4,098,535
                                                       ----------      -----------   ------------   ----------  ----------
   at market value                                     $2,811,596      $82,528,540   $107,358,600   $3,684,086  $3,968,843
Dividends receivable                                        5,624          341,423        443,446       15,097      16,124
Accounts receivable from IDS Life for
   contract purchase payments                                  --          123,401         35,828        4,767       5,605
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------      -----------   ------------   ----------  ----------
Total assets                                            2,817,220       82,993,364    107,837,874    3,703,950   3,990,572
                                                        =========       ==========    ===========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             799           53,698         88,463        3,056       4,001
   Contract terminations                                1,505,278               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------      -----------   ------------   ----------  ----------
Total liabilities                                       1,506,077           53,698         88,463        3,056       4,001
                                                       ----------      -----------   ------------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                  1,311,143       82,634,498    107,380,080    3,700,894   3,986,571
Net assets applicable to contracts in
   payment period                                              --          305,168        369,331           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                       ----------      -----------   ------------   ----------  ----------
Total net assets                                       $1,311,143      $82,939,666   $107,749,411   $3,700,894  $3,986,571
                                                       ==========      ===========   ============   ==========  ==========
Accumulation units outstanding                          1,479,516       93,845,145    122,784,360    3,956,584   4,269,455
                                                        =========       ==========    ===========    =========   =========
Net asset value per accumulation unit                  $     0.89      $      0.88   $       0.87   $     0.94  $     0.93
                                                       ==========      ===========   ============   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               IE3             IE2             IE1          IE5         IE4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $264,567      $17,063,636    $15,523,451      $50,649    $ 93,898
                                                         --------      -----------    -----------      -------    --------
   at market value                                       $267,600      $10,981,701    $10,469,583      $47,197    $ 89,510
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --               --          7,658           --          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                         --------      -----------    -----------      -------    --------
Total assets                                              267,600       10,981,701     10,477,241       47,197      89,510
                                                          =======       ==========     ==========       ======      ======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             107            7,150          8,637           41          92
   Contract terminations                                       --           12,608             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                         --------      -----------    -----------      -------    --------
Total liabilities                                             107           19,758          8,637           41          92
                                                         --------      -----------    -----------      -------    --------
Net assets applicable to contracts in
   accumulation period                                    267,493       10,906,875     10,389,582       47,156      89,418
Net assets applicable to contracts in
   payment period                                              --           55,068         79,022           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------      -------    --------
Total net assets                                         $267,493      $10,961,943    $10,468,604      $47,156    $ 89,418
                                                         ========      ===========    ===========      =======    ========
Accumulation units outstanding                            487,561       20,011,954     19,189,221       55,372     105,028
                                                          =======       ==========     ==========       ======     =======
Net asset value per accumulation unit                    $   0.55      $      0.55    $      0.54      $  0.85    $   0.85
                                                         ========      ===========    ===========      =======    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               MF3             MF2             MF1          MF5         MF4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $104,755      $68,814,828    $72,011,061     $499,161    $438,212
                                                         --------      -----------    -----------     --------    --------
   at market value                                       $ 97,883      $52,522,647    $52,147,436     $477,052    $414,396
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --               --        141,004           --          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total assets                                               97,883       52,522,647     52,288,440      477,052     414,396
                                                           ======       ==========     ==========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              53           34,259         42,682          378         427
   Contract terminations                                       --           35,532             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total liabilities                                              53           69,791         42,682          378         427
                                                         --------      -----------    -----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                     97,830       51,990,992     51,923,400      476,674     413,969
Net assets applicable to contracts in
   payment period                                              --          461,864        322,358           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total net assets                                         $ 97,830      $52,452,856    $52,245,758     $476,674    $413,969
                                                         ========      ===========    ===========     ========    ========
Accumulation units outstanding                            120,076       64,272,980     64,613,329      530,719     461,790
                                                          =======       ==========     ==========      =======     =======
Net asset value per accumulation unit                    $   0.81      $      0.81    $      0.80     $   0.90    $   0.90
                                                         ========      ===========    ===========     ========    ========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               ND3             ND2             ND1          ND5         ND4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $1,916,812     $387,500,123   $380,077,682   $5,731,374  $4,572,762
                                                       ----------     ------------   ------------   ----------  ----------
   at market value                                     $1,723,204     $258,058,792   $239,183,418   $5,209,759  $4,048,774
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                             376,428          253,743         82,925       49,924          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------     ------------   ------------   ----------  ----------
Total assets                                            2,099,632      258,312,535    239,266,343    5,259,683   4,048,774
                                                        =========      ===========    ===========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             831          168,239        197,907        4,341       4,059
   Contract terminations                                       --               --             --           --       9,773
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------     ------------   ------------   ----------  ----------
Total liabilities                                             831          168,239        197,907        4,341      13,832
                                                       ----------     ------------   ------------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                  2,098,801      257,246,909    237,850,481    5,255,342   4,034,942
Net assets applicable to contracts in
   payment period                                              --          897,387      1,217,955           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                       ----------     ------------   ------------   ----------  ----------
Total net assets                                       $2,098,801     $258,144,296   $239,068,436   $5,255,342  $4,034,942
                                                       ==========     ============   ============   ==========  ==========
Accumulation units outstanding                          3,029,005      373,715,274    347,841,415    6,564,582   5,049,205
                                                        =========      ===========    ===========    =========   =========
Net asset value per accumulation unit                  $     0.69     $       0.69   $       0.68   $     0.80  $     0.80
                                                       ==========     ============   ============   ==========  ==========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
11 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               SV3             SV2             SV1          SV5         SV4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $4,629,380      $44,594,930    $28,514,825   $3,176,301  $2,665,438
                                                       ----------      -----------    -----------   ----------  ----------
   at market value                                     $4,325,970      $40,431,530    $26,256,785   $2,921,688  $2,360,419
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  10           59,485         56,820        8,320          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------      -----------    -----------   ----------  ----------
Total assets                                            4,325,980       40,491,015     26,313,605    2,930,008   2,360,419
                                                        =========       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                           2,082           26,066         21,113        2,453       2,418
   Contract terminations                                       --               --             --           --       9,137
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------      -----------    -----------   ----------  ----------
Total liabilities                                           2,082           26,066         21,113        2,453      11,555
                                                       ----------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    585,779       40,381,930     26,194,197    2,927,555   2,348,864
Net assets applicable to contracts in
   payment period                                              --           83,019         98,295           --          --
Net assets applicable to seed money                     3,738,119               --             --           --          --
                                                       ----------      -----------    -----------   ----------  ----------
Total net assets                                       $4,323,898      $40,464,949    $26,292,492   $2,927,555  $2,348,864
                                                       ==========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            626,823       43,198,794     28,099,482    3,315,597   2,664,887
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                  $     0.93      $      0.93    $      0.93   $     0.88  $     0.88
                                                       ==========      ===========    ===========   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               IV3             IV2             IV1          IV5         IV4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $672,257      $50,181,514    $51,813,253   $1,564,389  $1,444,395
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $543,809      $39,381,275    $39,375,603   $1,447,396  $1,311,659
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                              47,065           53,940         61,413       58,883          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              590,874       39,435,215     39,437,016    1,506,279   1,311,659
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             260           25,460         32,386        1,230       1,344
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                             260           25,460         32,386        1,230       1,344
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    590,614       39,304,239     39,239,097    1,505,049   1,310,315
Net assets applicable to contracts in
   payment period                                              --          105,516        165,533           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $590,614      $39,409,755    $39,404,630   $1,505,049  $1,310,315
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            973,266       64,770,944     65,010,707    1,889,437   1,647,721
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.61      $      0.61    $      0.60   $     0.80  $     0.80
                                                         ========      ===========    ===========   ==========  ==========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               FI3             FI2             FI1          FI5         FI4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $1,525,440     $146,954,000   $135,569,400   $6,300,038  $7,884,136
                                                       ----------     ------------   ------------   ----------  ----------
   at market value                                     $1,539,965     $149,454,247   $138,227,005   $6,337,627  $7,942,833
Dividends receivable                                        3,680          361,715        334,153       14,867      19,209
Accounts receivable from IDS Life for
   contract purchase payments                                  --          252,746             --       10,467          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                       ----------     ------------   ------------   ----------  ----------
Total assets                                            1,543,645      150,068,708    138,561,158    6,362,961   7,962,042
                                                        =========      ===========    ===========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             723           96,886        113,336        5,317       8,228
   Contract terminations                                       --               --         42,094           --       7,723
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                       ----------     ------------   ------------   ----------  ----------
Total liabilities                                             723           96,886        155,430        5,317      15,951
                                                       ----------     ------------   ------------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                  1,542,922      149,519,781    138,165,634    6,357,644   7,946,091
Net assets applicable to contracts in
   payment period                                              --          452,041        240,094           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                       ----------     ------------   ------------   ----------  ----------
Total net assets                                       $1,542,922     $149,971,822   $138,405,728   $6,357,644  $7,946,091
                                                       ==========     ============   ============   ==========  ==========
Accumulation units outstanding                          1,274,641      124,866,303    116,147,349    6,107,066   7,645,777
                                                        =========      ===========    ===========    =========   =========
Net asset value per accumulation unit                  $     1.21     $       1.20   $       1.19   $     1.04  $     1.04
                                                       ==========     ============   ============   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               SC3             SC2             SC1          SC5         SC4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $386,254      $31,721,698    $31,848,399     $811,322    $464,658
                                                         --------      -----------    -----------     --------    --------
   at market value                                       $349,481      $25,963,763    $25,876,974     $767,701    $433,638
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --            5,863         42,002           --       5,663
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total assets                                              349,481       25,969,626     25,918,976      767,701     439,301
                                                          =======       ==========     ==========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             165           16,933         21,448          621         395
   Contract terminations                                       --               --             --          369          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total liabilities                                             165           16,933         21,448          990         395
                                                         --------      -----------    -----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    349,316       25,935,159     25,886,139      766,711     438,906
Net assets applicable to contracts in
   payment period                                              --           17,534         11,389           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total net assets                                         $349,316      $25,952,693    $25,897,528     $766,711    $438,906
                                                         ========      ===========    ===========     ========    ========
Accumulation units outstanding                            392,663       29,202,084     29,341,081      900,351     516,328
                                                          =======       ==========     ==========      =======     =======
Net asset value per accumulation unit                    $   0.89      $      0.89    $      0.88     $   0.85    $   0.85
                                                         ========      ===========    ===========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
13 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               SA3             SA2             SA1          SA5         SA4
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $220,116      $92,185,325    $92,571,548     $ 92,939    $135,093
                                                         --------      -----------    -----------     --------    --------
   at market value                                       $212,666      $32,394,046    $30,137,616     $ 82,316    $115,788
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --               --          2,054           56          --
Receivable from mutual funds and portfolios
   for share redemptions                                       --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total assets                                              212,666       32,394,046     30,139,670       82,372     115,788
                                                          =======       ==========     ==========       ======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             120           21,322         25,175           67         123
   Contract terminations                                       --            3,615             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total liabilities                                             120           24,937         25,175           67         123
                                                         --------      -----------    -----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    212,546       32,280,715     30,013,975       82,305     115,665
Net assets applicable to contracts in
   payment period                                              --           88,394        100,520           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total net assets                                         $212,546      $32,369,109    $30,114,495     $ 82,305    $115,665
                                                         ========      ===========    ===========     ========    ========
Accumulation units outstanding                            385,725       58,958,487     55,182,791      114,119     160,658
                                                          =======       ==========     ==========      =======     =======
Net asset value per accumulation unit                    $   0.55      $      0.55    $      0.54     $   0.72    $   0.72
                                                         ========      ===========    ===========     ========    ========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3AC             2AC             1AC          5AC         4AC
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                 $3,276      $ 9,695,267     $6,653,399     $325,633    $383,844
                                                           ------      -----------     ----------     --------    --------
   at market value                                         $2,720      $ 8,275,892     $5,561,808     $295,635    $347,402
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           23,756         17,678          336       5,285
Receivable from mutual funds and portfolios
   for share redemptions                                        1            5,251          4,428          235         314
                                                           ------      -----------     ----------     --------    --------
Total assets                                                2,721        8,304,899      5,583,914      296,206     353,001
                                                            =====        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                               1            5,251          4,428          235         314
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --           23,756         17,678          336       5,285
                                                           ------      -----------     ----------     --------    --------
Total liabilities                                               1           29,007         22,106          571       5,599
                                                           ------      -----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                      2,720        8,275,892      5,561,808      295,635     347,402
Net assets applicable to contracts in
   payment period                                              --               --             --           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                           ------      -----------     ----------     --------    --------
Total net assets                                           $2,720      $ 8,275,892     $5,561,808     $295,635    $347,402
                                                           ======      ===========     ==========     ========    ========
Accumulation units outstanding                              3,708       11,313,117      7,624,114      379,463     446,713
                                                            =====       ==========      =========      =======     =======
Net asset value per accumulation unit                      $ 0.73      $      0.73     $     0.73     $   0.78    $   0.78
                                                           ======      ===========     ==========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3AD             2AD             1AD          5AD         4AD
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $150,522       $6,231,600     $4,247,387     $479,472    $420,235
                                                         --------       ----------     ----------     --------    --------
   at market value                                       $138,171       $5,335,521     $3,686,899     $444,030    $371,618
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --            2,157          1,064           86          --
Receivable from mutual funds and portfolios
   for share redemptions                                       60            3,450          2,973          373         373
                                                         --------       ----------     ----------     --------    --------
Total assets                                              138,231        5,341,128      3,690,936      444,489     371,991
                                                          =======        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              60            3,450          2,973          373         373
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --            2,157          1,064           86          --
                                                         --------       ----------     ----------     --------    --------
Total liabilities                                              60            5,607          4,037          459         373
                                                         --------       ----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    138,171        5,335,521      3,664,297      444,030     371,618
Net assets applicable to contracts in
   payment period                                              --               --         22,602           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------       ----------     ----------     --------    --------
Total net assets                                         $138,171       $5,335,521     $3,686,899     $444,030    $371,618
                                                         ========       ==========     ==========     ========    ========
Accumulation units outstanding                            180,289        6,981,444      4,808,019      552,297     463,048
                                                          =======        =========      =========      =======     =======
Net asset value per accumulation unit                    $   0.77       $     0.76     $     0.76     $   0.80    $   0.80
                                                         ========       ==========     ==========     ========    ========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3AL             2AL             1AL          5AL         4AL
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $260,103      $37,415,566    $25,779,034   $3,153,427  $3,772,848
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $231,150      $32,201,389    $22,175,676   $2,831,362  $3,285,211
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                               7,124           93,926         33,576        5,064         264
Receivable from mutual funds and portfolios
   for share redemptions                                      103           20,578         17,813        2,390       3,387
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              238,377       32,315,893     22,227,065    2,838,816   3,288,862
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             103           20,578         17,813        2,390       3,387
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                7,124           93,926         33,576        5,064         264
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                           7,227          114,504         51,389        7,454       3,651
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    231,150       32,144,038     22,106,301    2,831,362   3,285,211
Net assets applicable to contracts in
   payment period                                              --           57,351         69,375           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $231,150      $32,201,389    $22,175,676   $2,831,362  $3,285,211
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            309,718       43,189,143     29,770,134    3,502,781   4,071,558
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.75      $      0.74    $      0.74   $     0.81  $     0.81
                                                         ========      ===========    ===========   ==========  ==========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
15 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3AB             2AB             1AB          5AB         4AB
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $553,760      $11,916,496     $8,698,310   $1,395,991  $1,391,549
                                                         --------      -----------     ----------   ----------  ----------
   at market value                                       $557,441      $11,302,907     $8,490,407   $1,349,934  $1,303,572
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           13,736         35,556        3,229          --
Receivable from mutual funds and portfolios
   for share redemptions                                      230            7,110          6,787        1,144       1,440
                                                         --------      -----------     ----------   ----------  ----------
Total assets                                              557,671       11,323,753      8,532,750    1,354,307   1,305,012
                                                          =======       ==========      =========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             230            7,110          6,787        1,144       1,306
   Contract terminations                                       --               --             --           --         134
Payable to mutual funds and portfolios
   for investments purchased                                   --           13,736         35,556        3,229          --
                                                         --------      -----------     ----------   ----------  ----------
Total liabilities                                             230           20,846         42,343        4,373       1,440
                                                         --------      -----------     ----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    557,441       11,302,907      8,485,789    1,349,934   1,303,572
Net assets applicable to contracts in
   payment period                                              --               --          4,618           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------     ----------   ----------  ----------
Total net assets                                         $557,441      $11,302,907     $8,490,407   $1,349,934  $1,303,572
                                                         ========      ===========     ==========   ==========  ==========
Accumulation units outstanding                            605,559       12,313,462      9,269,912    1,417,103   1,370,961
                                                          =======       ==========      =========    =========   =========
Net asset value per accumulation unit                    $   0.92      $      0.92     $     0.92   $     0.95  $     0.95
                                                         ========      ===========     ==========   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3AI             2AI             1AI          5AI         4AI
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $187,827      $ 9,616,957     $6,903,901     $876,656    $426,280
                                                         --------      -----------     ----------     --------    --------
   at market value                                       $187,069      $ 8,359,833     $6,016,733     $802,043    $379,813
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                   5            6,357         40,005          338          --
Receivable from mutual funds and portfolios
   for share redemptions                                       65            5,356          4,769          641       9,919
                                                         --------      -----------     ----------     --------    --------
Total assets                                              187,139        8,371,546      6,061,507      803,022     389,732
                                                          =======        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              65            5,356          4,769          641         396
   Contract terminations                                       --               --             --           --       9,523
Payable to mutual funds and portfolios
   for investments purchased                                    5            6,357         40,005          338          --
                                                         --------      -----------     ----------     --------    --------
Total liabilities                                              70           11,713         44,774          979       9,919
                                                         --------      -----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    187,069        8,359,833      6,008,102      802,043     379,813
Net assets applicable to contracts in
   payment period                                              --               --          8,631           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------     ----------     --------    --------
Total net assets                                         $187,069      $ 8,359,833     $6,016,733     $802,043    $379,813
                                                         ========      ===========     ==========     ========    ========
Accumulation units outstanding                            253,884       11,378,093      8,200,172      944,495     448,082
                                                          =======       ==========      =========      =======     =======
Net asset value per accumulation unit                    $   0.74      $      0.73     $     0.73     $   0.85    $   0.85
                                                         ========      ===========     ==========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3AV             2AV             1AV          5AV         4AV
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $478,557      $41,713,776    $30,149,995   $2,674,192  $2,307,842
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $434,296      $38,114,493    $27,549,269   $2,522,546  $2,126,714
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                               7,279           54,282         64,213       10,099          --
Receivable from mutual funds and portfolios
   for share redemptions                                      201           24,470         22,244        2,140       6,389
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              441,776       38,193,245     27,635,726    2,534,785   2,133,103
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             201           24,470         22,244        2,140       2,192
   Contract terminations                                       --               --             --           --       4,197
Payable to mutual funds and portfolios
   for investments purchased                                7,279           54,282         64,213       10,099          --
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                           7,480           78,752         86,457       12,239       6,389
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    434,296       38,100,718     27,289,194    2,522,546   2,126,714
Net assets applicable to contracts in
   payment period                                              --           13,775        260,075           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $434,296      $38,114,493    $27,549,269   $2,522,546  $2,126,714
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            483,056       42,497,368     30,522,982    2,836,507   2,395,632
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.90      $      0.90    $      0.89   $     0.89  $     0.89
                                                         ========      ===========    ===========   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3SR             2SR             1SR          5SR         4SR
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                 $7,531       $8,750,071     $9,163,350     $194,578    $196,096
                                                           ------       ----------     ----------     --------    --------
   at market value                                         $6,235       $7,427,146     $7,586,830     $185,796    $183,196
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --            5,032            996           --          --
Receivable from mutual funds and portfolios
   for share redemptions                                        3            4,765          6,263          150         188
                                                           ------       ----------     ----------     --------    --------
Total assets                                                6,238        7,436,943      7,594,089      185,946     183,384
                                                            =====        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                               3            4,765          6,263          150         188
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --            5,032            996           --          --
                                                           ------       ----------     ----------     --------    --------
Total liabilities                                               3            9,797          7,259          150         188
                                                           ------       ----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                      6,235        7,385,249      7,586,830      185,796     183,196
Net assets applicable to contracts in
   payment period                                              --           41,897             --           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                           ------       ----------     ----------     --------    --------
Total net assets                                           $6,235       $7,427,146     $7,586,830     $185,796    $183,196
                                                           ======       ==========     ==========     ========    ========
Accumulation units outstanding                              8,008        9,519,993      9,832,066      211,143     208,474
                                                            =====        =========      =========      =======     =======
Net asset value per accumulation unit                      $ 0.78       $     0.78     $     0.77     $   0.88    $   0.88
                                                           ======       ==========     ==========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
17 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3FG             2FG             1FG          5FG         4FG
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $217,903      $43,532,647    $33,079,310   $3,178,377  $3,226,176
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $192,711      $40,221,927    $30,006,142   $3,070,730  $2,994,291
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           60,825         86,017       12,117       8,710
Receivable from mutual funds and portfolios
   for share redemptions                                       88           25,548         24,145        2,560       3,059
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              192,799       40,308,300     30,116,304    3,085,407   3,006,060
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              88           25,548         24,145        2,560       3,059
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --           60,825         86,017       12,117       8,710
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                              88           86,373        110,162       14,677      11,769
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    192,711       40,125,330     29,850,379    3,070,730   2,994,291
Net assets applicable to contracts in
   payment period                                              --           96,597        155,763           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $192,711      $40,221,927    $30,006,142   $3,070,730  $2,994,291
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            233,173       48,686,158     36,319,587    3,591,656   3,508,493
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.83      $      0.82    $      0.82   $     0.85  $     0.85
                                                         ========      ===========    ===========   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3FM             2FM             1FM          5FM         4FM
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $317,481      $49,869,334    $34,833,838   $3,954,272  $3,406,627
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $303,009      $46,915,811    $32,954,935   $3,758,714  $3,177,016
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                   8          128,841         94,541       17,474      16,468
Receivable from mutual funds and portfolios
   for share redemptions                                      139           29,816         26,383        3,183       3,195
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              303,156       47,074,468     33,075,859    3,779,371   3,196,679
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             139           29,816         26,383        3,183       3,195
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                    8          128,841         94,541       17,474      16,468
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                             147          158,657        120,924       20,657      19,663
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    303,009       46,850,864     32,908,339    3,758,714   3,177,016
Net assets applicable to contracts in
   payment period                                              --           64,947         46,596           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $303,009      $46,915,811    $32,954,935   $3,758,714  $3,177,016
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            325,426       50,457,516     35,541,388    4,182,372   3,541,343
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.93      $      0.93    $      0.93   $     0.90  $     0.90
                                                         ========      ===========    ===========   ==========  ==========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3FO             2FO             1FO          5FO         4FO
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $245,672      $11,356,972    $ 8,851,728     $511,534    $571,747
                                                         --------      -----------    -----------     --------    --------
   at market value                                       $242,627      $ 9,829,072    $ 7,632,288     $457,588    $504,211
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --            3,852         28,992        1,567          --
Receivable from mutual funds and portfolios
   for share redemptions                                       78            6,345          6,127          385         525
                                                         --------      -----------    -----------     --------    --------
Total assets                                              242,705        9,839,269      7,667,407      459,540     504,736
                                                          =======        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              78            6,345          6,127          385         525
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --            3,852         28,992        1,567          --
                                                         --------      -----------    -----------     --------    --------
Total liabilities                                              78           10,197         35,119        1,952         525
                                                         --------      -----------    -----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    242,627        9,816,231      7,531,856      457,588     504,211
Net assets applicable to contracts in
   payment period                                              --           12,841        100,432           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total net assets                                         $242,627      $ 9,829,072    $ 7,632,288     $457,588    $504,211
                                                         ========      ===========    ===========     ========    ========
Accumulation units outstanding                            324,271       13,156,775     10,123,150      552,700     610,117
                                                          =======       ==========     ==========      =======     =======
Net asset value per accumulation unit                    $   0.75      $      0.75    $      0.74     $   0.83    $   0.83
                                                         ========      ===========    ===========     ========    ========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3RE             2RE             1RE          5RE         4RE
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $281,160      $80,892,935    $59,985,284   $3,007,305  $3,134,925
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $279,651      $80,774,443    $60,236,914   $2,914,704  $3,011,866
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                               7,462           90,108        105,798        8,857          --
Receivable from mutual funds and portfolios
   for share redemptions                                      132           52,521         49,648        2,444      13,454
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              287,245       80,917,072     60,392,360    2,926,005   3,025,320
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             132           52,521         49,648        2,444       3,087
   Contract terminations                                       --               --             --           --      10,367
Payable to mutual funds and portfolios
   for investments purchased                                7,462           90,108        105,798        8,857          --
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                           7,594          142,629        155,446       11,301      13,454
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    279,651       80,550,785     60,153,053    2,914,704   3,011,866
Net assets applicable to contracts in
   payment period                                              --          223,658         83,861           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $279,651      $80,774,443    $60,236,914   $2,914,704  $3,011,866
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            204,619       59,317,320     44,591,201    2,887,240   2,988,751
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   1.37      $      1.36    $      1.35   $     1.01  $     1.01
                                                         ========      ===========    ===========   ==========  ==========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
19 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3SI             2SI             1SI          5SI         4SI
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $370,595      $39,056,521    $30,161,937   $2,004,713  $1,587,819
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $344,449      $36,181,649    $28,428,787   $1,906,023  $1,476,557
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           55,021         47,536        6,598       5,179
Receivable from mutual funds and portfolios
   for share redemptions                                      159           23,460         23,311        1,612       1,465
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              344,608       36,260,130     28,499,634    1,914,233   1,483,201
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             159           23,460         23,311        1,612       1,465
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --           55,021         47,536        6,598       5,179
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                             159           78,481         70,847        8,210       6,644
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    344,449       36,124,390     28,417,857    1,906,023   1,476,557
Net assets applicable to contracts in
   payment period                                              --           57,259         10,930           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $344,449      $36,181,649    $28,428,787   $1,906,023  $1,476,557
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            281,793       29,742,583     23,552,851    2,074,525   1,609,875
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   1.22      $      1.21    $      1.21   $     0.92  $     0.92
                                                         ========      ===========    ===========   ==========  ==========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3MS             2MS             1MS          5MS         4MS
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $120,916      $ 9,937,516     $8,268,164   $1,611,893  $1,358,298
                                                         --------      -----------     ----------   ----------  ----------
   at market value                                       $110,521      $ 9,246,262     $7,710,925   $1,543,986  $1,260,071
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           13,074         31,468       43,537          36
Receivable from mutual funds and portfolios
   for share redemptions                                       53            5,832          6,124        1,242       1,233
                                                         --------      -----------     ----------   ----------  ----------
Total assets                                              110,574        9,265,168      7,748,517    1,588,765   1,261,340
                                                          =======        =========      =========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              53            5,832          6,124        1,242       1,233
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --           13,074         31,468       43,537          36
                                                         --------      -----------     ----------   ----------  ----------
Total liabilities                                              53           18,906         37,592       44,779       1,269
                                                         --------      -----------     ----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    110,521        9,246,262      7,710,925    1,543,986   1,260,071
Net assets applicable to contracts in
   payment period                                              --               --             --           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------     ----------   ----------  ----------
Total net assets                                         $110,521      $ 9,246,262     $7,710,925   $1,543,986  $1,260,071
                                                         ========      ===========     ==========   ==========  ==========
Accumulation units outstanding                            130,426       10,942,213      9,150,582    1,734,761   1,418,309
                                                          =======       ==========      =========    =========   =========
Net asset value per accumulation unit                    $   0.85      $      0.85     $     0.84   $     0.89  $     0.89
                                                         ========      ===========     ==========   ==========  ==========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3UE             2UE             1UE          5UE         4UE
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $537,647      $69,913,880    $75,101,887   $  893,322  $1,367,884
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $467,842      $48,248,557    $50,351,755   $  842,294  $1,189,608
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --               --             --           --      10,293
Receivable from mutual funds and portfolios
   for share redemptions                                      222           88,473         81,323       54,543       1,217
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              468,064       48,337,030     50,433,078      896,837   1,201,118
                                                          =======       ==========     ==========      =======   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             222           31,546         41,956          767       1,217
   Contract terminations                                       --           56,927         39,367       53,776          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --             --           --      10,293
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                             222           88,473         81,323       54,543      11,510
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    467,842       48,078,069     50,201,518      842,294   1,189,608
Net assets applicable to contracts in
   payment period                                              --          170,488        150,237           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $467,842      $48,248,557    $50,351,755   $  842,294  $1,189,608
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            694,276       71,819,842     75,488,735    1,048,190   1,483,019
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.67      $      0.67    $      0.67   $     0.80  $     0.80
                                                         ========      ===========    ===========   ==========  ==========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3MC             2MC             1MC          5MC         4MC
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $634,944      $75,794,397    $62,803,045   $2,607,739  $2,860,322
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $587,651      $72,845,282    $61,488,264   $2,464,248  $2,644,281
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --          104,297         75,990       35,043          --
Receivable from mutual funds and portfolios
   for share redemptions                                    1,200           47,194         50,314        2,056       3,044
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              588,851       72,996,773     61,614,568    2,501,347   2,647,325
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             275           47,194         50,314        2,056       2,703
   Contract terminations                                      925               --             --           --         341
Payable to mutual funds and portfolios
   for investments purchased                                   --          104,297         75,990       35,043          --
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                           1,200          151,491        126,304       37,099       3,044
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    587,651       72,805,558     61,311,816    2,464,248   2,644,281
Net assets applicable to contracts in
   payment period                                              --           39,724        176,448           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $587,651      $72,845,282    $61,488,264   $2,464,248  $2,644,281
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            449,654       56,079,335     47,538,674    2,583,087   2,776,737
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   1.31      $      1.30    $      1.29    $    0.95   $    0.95
                                                         ========      ===========    ===========    =========   =========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
21 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3FS             2FS             1FS          5FS         4FS
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                 $3,209       $5,120,695     $3,397,616     $466,228    $425,272
                                                           ------       ----------     ----------     --------    --------
   at market value                                         $2,860       $4,558,713     $3,026,234     $456,777    $386,610
Dividends receivable                                           19           29,918         19,900        2,972       2,541
Accounts receivable from IDS Life for
   contract purchase payments                                  --            5,188             --        4,582          85
Receivable from mutual funds and portfolios
   for share redemptions                                        1            2,934          4,444          392         399
                                                           ------       ----------     ----------     --------    --------
Total assets                                                2,880        4,596,753      3,050,578      464,723     389,635
                                                            =====        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                               1            2,934          2,433          392         400
   Contract terminations                                       --               --          2,011           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   19           35,106         19,900        7,554       2,625
                                                           ------       ----------     ----------     --------    --------
Total liabilities                                              20           38,040         24,344        7,946       3,025
                                                           ------       ----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                      2,860        4,558,713      3,026,234      456,777     386,610
Net assets applicable to contracts in
   payment period                                              --               --             --           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                           ------       ----------     ----------     --------    --------
Total net assets                                           $2,860       $4,558,713     $3,026,234     $456,777    $386,610
                                                           ======       ==========     ==========     ========    ========
Accumulation units outstanding                              3,484        5,571,814      3,709,075      526,263     446,207
                                                            =====        =========      =========      =======     =======
Net asset value per accumulation unit                      $ 0.82       $     0.82     $     0.82     $   0.87    $   0.87
                                                           ======       ==========     ==========     ========    ========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3TC             2TC             1TC          5TC         4TC
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                 $1,351       $2,496,585     $2,031,919     $138,761    $114,374
                                                           ------       ----------     ----------     --------    --------
   at market value                                         $1,240       $1,807,238     $1,360,238     $107,569     $87,727
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --            2,683            198        6,972         148
Receivable from mutual funds and portfolios
   for share redemptions                                      182            1,175          1,113           87          89
                                                           ------       ----------     ----------     --------    --------
Total assets                                                1,422        1,811,096      1,361,549      114,628      87,964
                                                            =====        =========      =========      =======      ======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             182            1,175          1,113           87          89
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --            2,683            198        6,972         148
                                                           ------       ----------     ----------     --------    --------
Total liabilities                                             182            3,858          1,311        7,059         237
                                                           ------       ----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                      1,240        1,807,238      1,360,238      107,569      87,727
Net assets applicable to contracts in
   payment period                                              --               --             --           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                           ------       ----------     ----------     --------    --------
Total net assets                                           $1,240       $1,807,238     $1,360,238     $107,569    $ 87,727
                                                           ======       ==========     ==========     ========    ========
Accumulation units outstanding                              2,576        3,768,877      2,844,559      191,673     156,591
                                                            =====        =========      =========      =======     =======
Net asset value per accumulation unit                      $ 0.48       $     0.48     $     0.48     $   0.56    $   0.56
                                                           ======       ==========     ==========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3MG             2MG             1MG          5MG         4MG
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $530,082      $52,628,771    $48,664,041   $  951,631    $614,319
                                                         --------      -----------    -----------   ----------    --------
   at market value                                       $382,341      $33,834,025    $30,233,795   $  825,560    $539,102
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --               --         33,097        5,109       7,273
Receivable from mutual funds and portfolios
   for share redemptions                                      178           77,755         25,068          687         551
                                                         --------      -----------    -----------   ----------    --------
Total assets                                              382,519       33,911,780     30,291,960      831,356     546,926
                                                          =======       ==========     ==========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             178           22,204         25,068          687         551
   Contract terminations                                       --           55,551             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --               --         33,097        5,109       7,273
                                                         --------      -----------    -----------   ----------    --------
Total liabilities                                             178           77,755         58,165        5,796       7,824
                                                         --------      -----------    -----------   ----------    --------
Net assets applicable to contracts in
   accumulation period                                    382,341       33,703,372     30,192,889      825,560     539,102
Net assets applicable to contracts in
   payment period                                              --          130,653         40,906           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------    --------
Total net assets                                         $382,341      $33,834,025    $30,233,795   $  825,560    $539,102
                                                         ========      ===========    ===========   ==========    ========
Accumulation units outstanding                            785,044       69,576,415     62,662,560    1,087,891     711,527
                                                          =======       ==========     ==========    =========     =======
Net asset value per accumulation unit                    $   0.49      $      0.48    $      0.48   $     0.76    $   0.76
                                                         ========      ===========    ===========   ==========    ========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3MD             2MD             1MD          5MD         4MD
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $388,228      $50,668,754    $46,522,104   $1,776,200  $1,537,646
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $297,200      $36,167,112    $32,375,226   $1,526,747  $1,287,511
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  49           44,170         54,940           --       5,246
Receivable from mutual funds and portfolios
   for share redemptions                                      138           23,439         26,782       16,840       1,327
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              297,387       36,234,721     32,456,948    1,543,587   1,294,084
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             138           23,439         26,782        1,315       1,327
   Contract terminations                                       --               --             --       15,525          --
Payable to mutual funds and portfolios
   for investments purchased                                   49           44,170         54,940           --       5,246
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                             187           67,609         81,722       16,840       6,573
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    297,200       36,123,785     32,360,327    1,526,747   1,287,511
Net assets applicable to contracts in
   payment period                                              --           43,327         14,899           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $297,200      $36,167,112    $32,375,226   $1,526,747  $1,287,511
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            485,070       59,272,471     53,383,319    2,111,723   1,783,862
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.61      $      0.61    $      0.61   $     0.72  $     0.72
                                                         ========      ===========    ===========   ==========  ==========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
23 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3UT             2UT             1UT          5UT         4UT
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $124,284      $ 8,287,983     $5,700,977     $246,032    $406,030
                                                         --------      -----------     ----------     --------    --------
   at market value                                       $ 95,219      $ 7,194,077     $4,853,128     $234,603    $365,983
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --            6,916             --           20          24
Receivable from mutual funds and portfolios
   for share redemptions                                       46            4,637          4,141          204         371
                                                         --------      -----------     ----------     --------    --------
Total assets                                               95,265        7,205,630      4,857,269      234,827     366,378
                                                           ======        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              46            4,637          3,910          204         371
   Contract terminations                                       --               --            231           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --            6,916             --           20          24
                                                         --------      -----------     ----------     --------    --------
Total liabilities                                              46           11,553          4,141          224         395
                                                         --------      -----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                     95,219        7,194,077      4,826,458      234,603     365,983
Net assets applicable to contracts in
   payment period                                              --               --         26,670           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------     ----------     --------    --------
Total net assets                                         $ 95,219      $ 7,194,077     $4,853,128     $234,603    $365,983
                                                         ========      ===========     ==========     ========    ========
Accumulation units outstanding                            139,161       10,543,457      7,093,279      275,519     430,620
                                                          =======       ==========      =========      =======     =======
Net asset value per accumulation unit                    $   0.68      $      0.68     $     0.68     $   0.85    $   0.85
                                                         ========      ===========     ==========     ========    ========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3HS             2HS             1HS          5HS         4HS
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $141,588      $ 9,982,943     $5,842,745     $546,437    $525,055
                                                         --------      -----------     ----------     --------    --------
   at market value                                       $112,740      $ 8,862,644     $5,089,749     $497,167    $468,927
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           29,618             --        5,539          63
Receivable from mutual funds and portfolios
   for share redemptions                                       54            5,665          9,007          417         483
                                                         --------      -----------     ----------     --------    --------
Total assets                                              112,794        8,897,927      5,098,756      503,123     469,473
                                                          =======        =========      =========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                              54            5,665          4,072          417         483
   Contract terminations                                       --               --          4,935           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --           29,618             --        5,539          63
                                                         --------      -----------     ----------     --------    --------
Total liabilities                                              54           35,283          9,007        5,956         546
                                                         --------      -----------     ----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    112,740        8,862,644      5,089,749      497,167     468,927
Net assets applicable to contracts in
   payment period                                              --               --             --           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------     ----------     --------    --------
Total net assets                                         $112,740      $ 8,862,644     $5,089,749     $497,167    $468,927
                                                         ========      ===========     ==========     ========    ========
Accumulation units outstanding                            144,808       11,415,725      6,574,222      617,256     583,153
                                                          =======       ==========      =========      =======     =======
Net asset value per accumulation unit                    $   0.78      $      0.78     $     0.77     $   0.81    $   0.80
                                                         ========      ===========     ==========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3PI             2PI             1PI          5PI         4PI
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $686,120      $18,098,750    $13,100,472   $1,931,507  $1,307,824
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $693,574      $16,304,433    $11,848,515   $1,793,791  $1,194,995
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           50,960         36,363       10,906      17,689
Receivable from mutual funds and portfolios
   for share redemptions                                      288           10,269          9,397        1,493       1,201
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              693,862       16,365,662     11,894,275    1,806,190   1,213,885
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             288           10,269          9,397        1,493       1,201
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --           50,960         36,363       10,906      17,689
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                             288           61,229         45,760       12,399      18,890
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    693,574       16,304,433     11,848,515    1,793,791   1,194,995
Net assets applicable to contracts in
   payment period                                              --               --             --           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $693,574      $16,304,433    $11,848,515   $1,793,791  $1,194,995
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            881,161       20,772,705     15,137,852    2,086,004   1,392,095
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.79      $      0.78    $      0.78   $     0.86  $     0.86
                                                         ========      ===========    ===========   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3VS             2VS             1VS          5VS         4VS
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $641,783      $96,774,996   $104,881,721     $224,461    $152,839
                                                         --------      -----------   ------------     --------    --------
   at market value                                       $310,130      $42,343,162   $ 43,207,781     $194,920    $140,170
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  65               --             --        6,653          92
Receivable from mutual funds and portfolios
   for share redemptions                                      151           37,331         58,530          159         146
                                                         --------      -----------   ------------     --------    --------
Total assets                                              310,346       42,380,493     43,266,311      201,732     140,408
                                                          =======       ==========     ==========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             151           27,890         36,338          159         146
   Contract terminations                                       --            9,441         22,192           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   65               --             --        6,653          92
                                                         --------      -----------   ------------     --------    --------
Total liabilities                                             216           37,331         58,530        6,812         238
                                                         --------      -----------   ------------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    310,130       42,265,844     43,094,099      194,920     140,170
Net assets applicable to contracts in
   payment period                                              --           77,318        113,682           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------   ------------     --------    --------
Total net assets                                         $310,130      $42,343,162   $ 43,207,781     $194,920    $140,170
                                                         ========      ===========   ============     ========    ========
Accumulation units outstanding                            524,988       72,032,593     73,929,757      267,112     192,412
                                                          =======       ==========     ==========      =======     =======
Net asset value per accumulation unit                    $   0.59      $      0.59   $       0.58     $   0.73    $   0.73
                                                         ========      ===========   ============     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
25 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3SO             2SO             1SO          5SO         4SO
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $295,340      $22,592,562    $15,655,996   $2,033,015  $1,834,108
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $226,551      $18,291,026    $12,297,078   $1,752,418  $1,483,667
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                   5           15,060         22,576          871       8,917
Receivable from mutual funds and portfolios
   for share redemptions                                      103           11,863         10,096        1,493       1,567
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              226,659       18,317,949     12,329,750    1,754,782   1,494,151
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             103           11,863         10,096        1,493       1,567
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                    5           15,060         22,576          871       8,917
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                             108           26,923         32,672        2,364      10,484
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    226,551       18,252,232     12,276,822    1,752,418   1,483,667
Net assets applicable to contracts in
   payment period                                              --           38,794         20,256           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $226,551      $18,291,026    $12,297,078   $1,752,418  $1,483,667
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            314,349       25,396,635     17,129,844    2,340,277   1,984,910
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.72      $      0.72    $      0.72   $     0.75  $     0.75
                                                         ========      ===========    ===========   ==========  ==========


                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3IT             2IT             1IT          5IT         4IT
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                             $1,056,488      $54,627,197    $56,318,783   $1,371,988  $  977,184
                                                       ----------      -----------    -----------   ----------  ----------
   at market value                                     $1,082,377      $31,617,592    $30,548,546   $1,326,843  $  917,352
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           95,115         83,364       14,019         592
Receivable from mutual funds and portfolios
   for share redemptions                                      464           20,560         25,291        1,088         906
                                                       ----------      -----------    -----------   ----------  ----------
Total assets                                            1,082,841       31,733,267     30,657,201    1,341,950     918,850
                                                        =========       ==========     ==========    =========     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             464           20,560         25,291        1,088         906
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --           95,115         83,364       14,019         592
                                                       ----------      -----------    -----------   ----------  ----------
Total liabilities                                             464          115,675        108,655       15,107       1,498
                                                       ----------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                  1,082,377       31,560,711     30,456,523    1,326,843     917,352
Net assets applicable to contracts in
   payment period                                              --           56,881         92,023           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                       ----------      -----------    -----------   ----------  ----------
Total net assets                                       $1,082,377      $31,617,592    $30,548,546   $1,326,843  $  917,352
                                                       ==========      ===========    ===========   ==========  ==========
Accumulation units outstanding                          1,483,880       43,554,002     42,308,837    1,523,249   1,054,991
                                                        =========       ==========     ==========    =========   =========
Net asset value per accumulation unit                  $     0.73      $      0.72    $      0.72   $     0.87  $     0.87
                                                       ==========      ===========    ===========   ==========  ==========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Assets and Liabilities
                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3SP             2SP             1SP          5SP         4SP
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $893,932      $83,474,024    $77,745,653   $3,331,376  $2,920,626
                                                         --------      -----------    -----------   ----------  ----------
   at market value                                       $818,631      $75,035,838    $69,472,375   $3,171,726  $2,655,756
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                               6,834           20,362         43,654       20,407      15,376
Receivable from mutual funds and portfolios
   for share redemptions                                      379           48,787         57,328        2,660       2,715
                                                         --------      -----------    -----------   ----------  ----------
Total assets                                              825,844       75,104,987     69,573,357    3,194,793   2,673,847
                                                          =======       ==========     ==========    =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             379           48,787         57,328        2,660       2,715
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                6,834           20,362         43,654       20,407      15,376
                                                         --------      -----------    -----------   ----------  ----------
Total liabilities                                           7,213           69,149        100,982       23,067      18,091
                                                         --------      -----------    -----------   ----------  ----------
Net assets applicable to contracts in
   accumulation period                                    816,189       74,993,825     69,306,345    3,171,726   2,655,756
Net assets applicable to contracts in
   payment period                                           2,442           42,013        166,030           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------   ----------  ----------
Total net assets                                         $818,631      $75,035,838    $69,472,375   $3,171,726  $2,655,756
                                                         ========      ===========    ===========   ==========  ==========
Accumulation units outstanding                            846,698       78,311,083     72,852,973    3,732,304   3,130,677
                                                          =======       ==========     ==========    =========   =========
Net asset value per accumulation unit                    $   0.96      $      0.96    $      0.95   $     0.85  $     0.85
                                                         ========      ===========    ===========   ==========  ==========

                                                                         Segregated Asset Subaccounts

December 31, 2002 (continued)                               3IP             2IP             1IP          5IP         4IP
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                               $417,532      $23,721,864    $23,886,769     $472,311    $552,625
                                                         --------      -----------    -----------     --------    --------
   at market value                                       $410,768      $19,063,340    $18,542,571     $459,707    $520,526
Dividends receivable                                           --               --             --           --          --
Accounts receivable from IDS Life for
   contract purchase payments                                  --           60,937         55,147        5,278       2,647
Receivable from mutual funds and portfolios
   for share redemptions                                      178           12,262         15,054          369         520
                                                         --------      -----------    -----------     --------    --------
Total assets                                              410,946       19,136,539     18,612,772      465,354     523,693
                                                          =======       ==========     ==========      =======     =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                             178           12,262         15,054          369         520
   Contract terminations                                       --               --             --           --          --
Payable to mutual funds and portfolios
   for investments purchased                                   --           60,937         55,147        5,278       2,647
                                                         --------      -----------    -----------     --------    --------
Total liabilities                                             178           73,199         70,201        5,647       3,167
                                                         --------      -----------    -----------     --------    --------
Net assets applicable to contracts in
   accumulation period                                    410,768       18,961,181     18,404,290      459,707     520,526
Net assets applicable to contracts in
   payment period                                              --          102,159        138,281           --          --
Net assets applicable to seed money                            --               --             --           --          --
                                                         --------      -----------    -----------     --------    --------
Total net assets                                         $410,768      $19,063,340    $18,542,571     $459,707    $520,526
                                                         ========      ===========    ===========     ========    ========
Accumulation units outstanding                            635,602       29,531,927     28,853,362      499,387     566,444
                                                          =======       ==========     ==========      =======     =======
Net asset value per accumulation unit                    $   0.65      $      0.64    $      0.64     $   0.92    $   0.92
                                                         ========      ===========    ===========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
27 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002                              CR3             CR2             CR1         CR5(1)      CR4(1)
Investment income
Dividend income from mutual funds and portfolios       $      784      $   138,189    $    99,448     $    713     $   163
Variable account expenses                                   1,027          180,944        173,496        1,148         309
                                                            -----          -------        -------        -----         ---
Investment income (loss) -- net                              (243)         (42,755)       (74,048)        (435)       (146)
                                                             ====          =======        =======         ====        ====
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  3,473,104        1,676,941      3,016,713       62,378      70,320
   Cost of investments sold                             3,493,950        2,587,011      5,032,404       66,673      73,612
                                                        ---------        ---------      ---------       ------      ------
Net realized gain (loss) on sales of investments          (20,846)        (910,070)    (2,015,691)      (4,295)     (3,292)
Distributions from capital gains                           15,738        1,518,493      1,484,998           --           2
Net change in unrealized appreciation or
   depreciation of investments                             (6,954)      (6,406,494)    (4,059,077)     (14,865)     (4,750)
                                                           ------       ----------     ----------      -------      ------
Net gain (loss) on investments                            (12,062)      (5,798,071)    (4,589,770)     (19,160)     (8,040)
                                                          -------       ----------     ----------      -------      ------
Net increase (decrease) in net assets resulting
   from operations                                     $  (12,305)     $(5,840,826)   $(4,663,818)    $(19,595)    $(8,186)
                                                       ==========      ===========    ===========     ========     =======

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  CM3             CM2             CM1         CM5(1)      CM4(1)

Investment income
Dividend income from mutual funds and portfolios     $     80,209      $ 3,146,596   $  3,052,650   $   63,422  $   73,441
Variable account expenses                                  37,643        2,043,044      2,490,223       59,602      81,696
                                                           ------        ---------      ---------       ------      ------
Investment income (loss) -- net                            42,566        1,103,552        562,427        3,820      (8,255)
                                                           ======        =========        =======        =====      ======
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                201,164,166       84,862,411    111,192,272    6,484,989   9,746,495
   Cost of investments sold                           201,164,176       84,868,112    111,202,553    6,484,989   9,746,503
                                                      -----------       ----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments              (10)          (5,701)       (10,281)          --          (8)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                                  9            5,691         10,272           --          --
                                                      -----------       ----------    -----------    ---------   ---------
Net gain (loss) on investments                                 (1)             (10)            (9)          --          (8)
                                                      -----------       ----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                   $     42,565      $ 1,103,542   $    562,418   $    3,820  $   (8,263)
                                                     ============      ===========   ============   ==========  ==========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  BD3             BD2             BD1         BD5(1)      BD4(1)

Investment income
Dividend income from mutual funds and portfolios       $   36,196       $7,090,994     $7,611,085   $  137,056    $133,126
Variable account expenses                                   3,750        1,045,293      1,425,660       26,152      30,825
                                                       ----------       ----------     ----------   ----------    --------
Investment income (loss) -- net                            32,446        6,045,701      6,185,425      110,904     102,301
                                                       ==========       ==========     ==========   ==========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  6,675,424        2,341,529      3,687,765    1,401,527     339,801
   Cost of investments sold                             6,679,233        2,361,776      3,718,827    1,398,076     339,360
                                                       ----------       ----------     ----------   ----------    --------
Net realized gain (loss) on sales of investments           (3,809)         (20,247)       (31,062)       3,451         441
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             17,554        1,390,239      1,152,469      102,258      89,731
                                                       ----------       ----------     ----------   ----------    --------
Net gain (loss) on investments                             13,745        1,369,992      1,121,407      105,709      90,172
                                                       ----------       ----------     ----------   ----------    --------
Net increase (decrease) in net assets resulting
   from operations                                     $   46,191       $7,415,693     $7,306,832   $  216,613    $192,473
                                                       ==========       ==========     ==========   ==========    ========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  DE3             DE2             DE1         DE5(1)      DE4(1)

Investment income
Dividend income from mutual funds and portfolios      $    10,775     $    983,788   $    816,927    $  21,129   $  16,438
Variable account expenses                                   2,926          454,148        486,959       11,187      11,001
                                                      -----------     ------------   ------------    ---------   ---------
Investment income (loss) -- net                             7,849          529,640        329,968        9,942       5,437
                                                      ===========     ============   ============    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                 14,676,397        1,031,171      1,917,970      102,153     179,391
   Cost of investments sold                            14,810,456        1,230,349      2,283,918      112,304     221,271
                                                      -----------     ------------   ------------    ---------   ---------
Net realized gain (loss) on sales of investments         (134,059)        (199,178)      (365,948)     (10,151)    (41,880)
Distributions from capital gains                            1,303          176,946        167,098            2          --
Net change in unrealized appreciation or
   depreciation of investments                             (3,499)     (14,847,317)   (12,178,448)    (267,908)   (260,421)
                                                      -----------     ------------   ------------    ---------   ---------
Net gain (loss) on investments                           (136,255)     (14,869,549)   (12,377,298)    (278,057)   (302,301)
                                                      -----------     ------------   ------------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                    $  (128,406)    $(14,339,909)  $(12,047,330)   $(268,115)  $(296,864)
                                                      ===========     ============   ============    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  EM3             EM2             EM1         EM5(1)      EM4(1)

Investment income
Dividend income from mutual funds and portfolios        $      --        $      --      $      --     $     --    $     --
Variable account expenses                                  20,414           17,726         18,044          830         811
                                                        ---------        ---------      ---------     --------    --------
Investment income (loss) -- net                           (20,414)         (17,726)       (18,044)        (830)       (811)
                                                        =========        =========      =========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    537,090          276,438        530,179       34,682      22,891
   Cost of investments sold                               641,316          292,392        546,184       37,466      26,185
                                                        ---------        ---------      ---------     --------    --------
Net realized gain (loss) on sales of investments         (104,226)         (15,954)       (16,005)      (2,784)     (3,294)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (85,109)        (252,312)      (166,342)      (7,889)     (9,359)
                                                        ---------        ---------      ---------     --------    --------
Net gain (loss) on investments                           (189,335)        (268,266)      (182,347)     (10,673)    (12,653)
                                                        ---------        ---------      ---------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                      $(209,749)       $(285,992)     $(200,391)    $(11,503)   $(13,464)
                                                        =========        =========      =========     ========    ========


                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  ES3             ES2             ES1         ES5(1)      ES4(1)

Investment income
Dividend income from mutual funds and portfolios        $      --        $      --      $      --     $     --    $     --
Variable account expenses                                  10,679           54,808         48,361        3,597       3,752
                                                        ---------        ---------      ---------     --------    --------
Investment income (loss) -- net                           (10,679)         (54,808)       (48,361)      (3,597)     (3,752)
                                                        =========        =========      =========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    631,854          273,872        216,100       24,848     117,308
   Cost of investments sold                               633,744          288,962        233,527       25,850     126,300
                                                        ---------        ---------      ---------     --------    --------
Net realized gain (loss) on sales of investments           (1,890)         (15,090)       (17,427)      (1,002)     (8,992)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (286,993)        (924,791)      (585,605)     (28,933)    (28,332)
                                                        ---------        ---------      ---------     --------    --------
Net gain (loss) on investments                           (288,883)        (939,881)      (603,032)     (29,935)    (37,324)
                                                        ---------        ---------      ---------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                      $(299,562)       $(994,689)     $(651,393)    $(33,532)   $(41,076)
                                                        =========        =========      =========     ========    ========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
29 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  GB3             GB2             GB1         GB5(1)      GB4(1)

Investment income
Dividend income from mutual funds and portfolios       $   19,857       $1,198,530     $1,489,414      $18,698    $ 36,136
Variable account expenses                                   2,173          189,495        301,042        3,956       8,890
                                                       ----------       ----------     ----------      -------    --------
Investment income (loss) -- net                            17,684        1,009,035      1,188,372       14,742      27,246
                                                       ==========       ==========     ==========      =======    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  2,830,358        1,297,101      2,797,306       96,060      60,455
   Cost of investments sold                             2,814,930        1,264,756      2,723,619       94,660      58,685
                                                       ----------       ----------     ----------      -------    --------
Net realized gain (loss) on sales of investments           15,428           32,345         73,687        1,400       1,770
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             14,834        2,629,912      3,149,519       57,109      99,985
                                                       ----------       ----------     ----------      -------    --------
Net gain (loss) on investments                             30,262        2,662,257      3,223,206       58,509     101,755
                                                       ----------       ----------     ----------      -------    --------
Net increase (decrease) in net assets resulting
   from operations                                     $   47,946       $3,671,292     $4,411,578      $73,251    $129,001
                                                       ==========       ==========     ==========      =======    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  GR3             GR2             GR1         GR5(1)      GR4(1)

Investment income
Dividend income from mutual funds and portfolios       $      412     $     51,256   $     44,879     $    465    $    203
Variable account expenses                                   3,755          532,035        630,907        2,522       1,462
                                                       ----------     ------------   ------------     --------    --------
Investment income (loss) -- net                            (3,343)        (480,779)      (586,028)      (2,057)     (1,259)
                                                       ==========     ============   ============     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    977,913        5,022,777     10,680,020       52,222       4,552
   Cost of investments sold                             1,261,846       10,189,598     22,079,264       55,078       4,930
                                                       ----------     ------------   ------------     --------    --------
Net realized gain (loss) on sales of investments         (283,933)      (5,166,821)   (11,399,244)      (2,856)       (378)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             29,442      (17,529,137)   (10,217,973)     (44,758)    (28,500)
                                                       ----------     ------------   ------------     --------    --------
Net gain (loss) on investments                           (254,491)     (22,695,958)   (21,617,217)     (47,614)    (28,878)
                                                       ----------     ------------   ------------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                     $ (257,834)    $(23,176,737)  $(22,203,245)    $(49,671)   $(30,137)
                                                       ==========     ============   ============     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  EI3             EI2             EI1         EI5(1)      EI4(1)

Investment income
Dividend income from mutual funds and portfolios      $   121,580      $ 5,336,390   $  7,282,044    $ 119,165   $ 129,342
Variable account expenses                                   9,062          517,492        891,899       16,243      21,084
                                                      -----------      -----------   ------------    ---------   ---------
Investment income (loss) -- net                           112,518        4,818,898      6,390,145      102,922     108,258
                                                      ===========      ===========   ============    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                 34,293,082        2,460,506      4,602,758      223,097     177,201
   Cost of investments sold                            34,460,817        2,954,332      5,724,752      237,998     186,042
                                                      -----------      -----------   ------------    ---------   ---------
Net realized gain (loss) on sales of investments         (167,735)        (493,826)    (1,121,994)     (14,901)     (8,841)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             11,888       (9,179,710)   (12,316,535)    (127,087)   (129,692)
                                                      -----------      -----------   ------------    ---------   ---------
Net gain (loss) on investments                           (155,847)      (9,673,536)   (13,438,529)    (141,988)   (138,533)
                                                      -----------      -----------   ------------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                    $   (43,329)     $(4,854,638)  $ (7,048,384)   $ (39,066)  $ (30,275)
                                                      ===========      ===========   ============    =========   =========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  IE3             IE2             IE1         IE5(1)      IE4(1)

Investment income
Dividend income from mutual funds and portfolios      $     4,288     $    106,448   $    104,305     $    275    $    323
Variable account expenses                                   3,397           80,133        104,736          237         413
                                                      -----------     ------------   ------------     --------    --------
Investment income (loss) -- net                               891           26,315           (431)          38         (90)
                                                      ===========     ============   ============     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                 87,048,601        6,100,176      7,961,650       19,142      49,658
   Cost of investments sold                            86,136,509       10,082,744     12,496,128       20,768      52,759
                                                      -----------     ------------   ------------     --------    --------
Net realized gain (loss) on sales of investments          912,092       (3,982,568)    (4,534,478)      (1,626)     (3,101)
Distributions from capital gains                               82           20,548         24,316           --           1
Net change in unrealized appreciation or
   depreciation of investments                              2,013        1,720,801      2,327,173       (3,452)     (4,388)
                                                      -----------     ------------   ------------     --------    --------
Net gain (loss) on investments                            914,187       (2,241,219)    (2,182,989)      (5,078)     (7,488)
                                                      -----------     ------------   ------------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                    $   915,078     $ (2,214,904)  $ (2,183,420)    $ (5,040)   $ (7,578)
                                                      ===========     ============   ============     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  MF3             MF2             MF1         MF5(1)      MF4(1)

Investment income
Dividend income from mutual funds and portfolios        $   5,079      $ 1,168,860    $ 1,230,281    $   5,830   $   6,267
Variable account expenses                                   1,096          318,848        443,770        1,931       2,318
                                                        ---------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                             3,983          850,012        786,511        3,899       3,949
                                                        =========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    363,319        2,572,891      5,426,292      141,173     111,676
   Cost of investments sold                               414,541        3,396,909      7,603,873      147,509     115,364
                                                        ---------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments          (51,222)        (824,018)    (2,177,581)      (6,336)     (3,688)
Distributions from capital gains                           20,944        3,229,895      4,109,822        4,877       4,462
Net change in unrealized appreciation or
   depreciation of investments                             (8,418)      (9,041,112)    (9,529,068)     (22,109)    (23,816)
                                                        ---------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                            (38,696)      (6,635,235)    (7,596,827)     (23,568)    (23,042)
                                                        ---------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                      $ (34,713)     $(5,785,223)   $(6,810,316)   $ (19,669)  $ (19,093)
                                                        =========      ===========    ===========    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  ND3             ND2             ND1         ND5(1)      ND4(1)

Investment income
Dividend income from mutual funds and portfolios       $   11,439     $  1,305,279   $  1,293,133    $  13,022   $  11,342
Variable account expenses                                  12,237        1,878,621      2,388,563       21,763      23,825
                                                       ----------     ------------   ------------    ---------   ---------
Investment income (loss) -- net                              (798)        (573,342)    (1,095,430)      (8,741)    (12,483)
                                                       ==========     ============   ============    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  5,748,826        5,640,326     14,389,345      185,566     184,073
   Cost of investments sold                             6,182,811        8,559,585     22,268,068      191,333     208,722
                                                       ----------     ------------   ------------    ---------   ---------
Net realized gain (loss) on sales of investments         (433,985)      (2,919,259)    (7,878,723)      (5,767)    (24,649)
Distributions from capital gains                            2,613          229,075        249,762           48          48
Net change in unrealized appreciation or
   depreciation of investments                           (148,644)     (62,280,465)   (57,715,115)    (521,615)   (523,988)
                                                       ----------     ------------   ------------    ---------   ---------
Net gain (loss) on investments                           (580,016)     (64,970,649)   (65,344,076)    (527,334)   (548,589)
                                                       ----------     ------------   ------------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                     $ (580,814)    $(65,543,991)  $(66,439,506)   $(536,075)  $(561,072)
                                                       ==========     ============   ============    =========   =========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
31 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  SV3             SV2             SV1         SV5(1)      SV4(1)

Investment income
Dividend income from mutual funds and portfolios        $   4,960      $    45,293    $    28,367    $   3,094   $   2,603
Variable account expenses                                  25,281          187,615        164,183       12,653      14,484
                                                        ---------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                           (20,321)        (142,322)      (135,816)      (9,559)    (11,881)
                                                        =========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                     30,103          198,316      1,342,323      167,846      93,470
   Cost of investments sold                                29,109          211,675      1,404,846      181,889     104,254
                                                        ---------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments              994          (13,359)       (62,523)     (14,043)    (10,784)
Distributions from capital gains                           17,888          159,932        101,010       11,051       9,064
Net change in unrealized appreciation or
   depreciation of investments                           (608,764)      (4,882,493)    (2,894,370)    (254,613)   (305,019)
                                                        ---------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                           (589,882)      (4,735,920)    (2,855,883)    (257,605)   (306,739)
                                                        ---------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                      $(610,203)     $(4,878,242)   $(2,991,699)   $(267,164)  $(318,620)
                                                        =========      ===========    ===========    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  IV3             IV2             IV1         IV5(1)      IV4(1)

Investment income
Dividend income from mutual funds and portfolios        $   5,348      $   340,138    $   352,380    $   7,545   $   7,128
Variable account expenses                                   3,055          252,358        337,690        5,852       7,022
                                                        ---------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                             2,293           87,780         14,690        1,693         106
                                                        =========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    401,047        2,267,091      2,316,845       55,720      59,148
   Cost of investments sold                               535,717        3,021,641      2,986,095       60,597      68,390
                                                        ---------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments         (134,670)        (754,550)      (669,250)      (4,877)     (9,242)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             (7,021)      (8,268,536)    (8,957,858)    (116,993)   (132,736)
                                                        ---------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                           (141,691)      (9,023,086)    (9,627,108)    (121,870)   (141,978)
                                                        ---------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                      $(139,398)     $(8,935,306)   $(9,612,418)   $(120,177)  $(141,872)
                                                        =========      ===========    ===========    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  FI3             FI2             FI1         FI5(1)      FI4(1)

Investment income
Dividend income from mutual funds and portfolios       $   23,677       $2,768,741    $ 2,632,265     $ 67,258  $   95,918
Variable account expenses                                   4,461          723,504        879,121       22,758      38,563
                                                       ----------       ----------    -----------     --------  ----------
Investment income (loss) -- net                            19,216        2,045,237      1,753,144       44,500      57,355
                                                       ==========       ==========    ===========     ========  ==========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  1,014,227        5,513,936     11,226,795      473,078   1,035,422
   Cost of investments sold                             1,013,628        5,449,565     11,035,544      470,159   1,027,948
                                                       ----------       ----------    -----------     --------  ----------
Net realized gain (loss) on sales of investments              599           64,371        191,251        2,919       7,474
Distributions from capital gains                            6,166          664,882        627,626       21,659      29,490
Net change in unrealized appreciation or
   depreciation of investments                             16,060        1,933,332      1,738,654       37,589      58,697
                                                       ----------       ----------    -----------     --------  ----------
Net gain (loss) on investments                             22,825        2,662,585      2,557,531       62,167      95,661
                                                       ----------       ----------    -----------     --------  ----------
Net increase (decrease) in net assets resulting
   from operations                                     $   42,041       $4,707,822    $ 4,310,675     $106,667  $  153,016
                                                       ==========       ==========    ===========     ========  ==========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  SC3             SC2             SC1         SC5(1)      SC4(1)

Investment income
Dividend income from mutual funds and portfolios        $      --      $        --    $        --     $     --    $     --
Variable account expenses                                   2,270          191,218        250,290        2,808       1,839
                                                        ---------      -----------    -----------     --------    --------
Investment income (loss) -- net                            (2,270)        (191,218)      (250,290)      (2,808)     (1,839)
                                                        =========      ===========    ===========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    566,564        1,592,620      1,367,414       30,437      21,004
   Cost of investments sold                               628,785        1,813,988      1,626,124       32,513      21,854
                                                        ---------      -----------    -----------     --------    --------
Net realized gain (loss) on sales of investments          (62,221)        (221,368)      (258,710)      (2,076)       (850)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (38,976)      (4,712,134)    (4,777,707)     (43,621)    (31,020)
                                                        ---------      -----------    -----------     --------    --------
Net gain (loss) on investments                           (101,197)      (4,933,502)    (5,036,417)     (45,697)    (31,870)
                                                        ---------      -----------    -----------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                      $(103,467)     $(5,124,720)   $(5,286,707)    $(48,505)   $(33,709)
                                                        =========      ===========    ===========     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  SA3             SA2             SA1         SA5(1)      SA4(1)

Investment income
Dividend income from mutual funds and portfolios      $        --     $         --   $         --     $     --    $     --
Variable account expenses                                   2,298          280,565        363,565          448         855
                                                      -----------     ------------   ------------     --------    --------
Investment income (loss) -- net                            (2,298)        (280,565)      (363,565)        (448)       (855)
                                                      ===========     ============   ============     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                 12,093,417        4,078,767      8,804,718       24,589      25,987
   Cost of investments sold                            12,297,015       10,508,154     24,183,967       28,164      31,499
                                                      -----------     ------------   ------------     --------    --------
Net realized gain (loss) on sales of investments         (203,598)      (6,429,387)   (15,379,249)      (3,575)     (5,512)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (11,779)      (8,853,948)      (687,288)     (10,623)    (19,305)
                                                      -----------     ------------   ------------     --------    --------
Net gain (loss) on investments                           (215,377)     (15,283,335)   (16,066,537)     (14,198)    (24,817)
                                                      -----------     ------------   ------------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                    $  (217,675)    $(15,563,900)  $(16,430,102)    $(14,646)   $(25,672)
                                                      ===========     ============   ============     ========    ========


                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AC             2AC             1AC         5AC(1)      4AC(1)

Investment income
Dividend income from mutual funds and portfolios         $     --      $        --    $        --     $     --    $     --
Variable account expenses                                      34           38,996         35,916        1,288       1,554
                                                         --------      -----------    -----------     --------    --------
Investment income (loss) -- net                               (34)         (38,996)       (35,916)      (1,288)     (1,554)
                                                         ========      ===========    ===========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                     11,955           89,548        197,716       36,403       9,029
   Cost of investments sold                                13,523          103,972        227,690       39,353      10,516
                                                         --------      -----------    -----------     --------    --------
Net realized gain (loss) on sales of investments           (1,568)         (14,424)       (29,974)      (2,950)     (1,487)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                               (543)      (1,397,621)    (1,090,574)     (29,998)    (36,442)
                                                         --------      -----------    -----------     --------    --------
Net gain (loss) on investments                             (2,111)      (1,412,045)    (1,120,548)     (32,948)    (37,929)
                                                         --------      -----------    -----------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                       $ (2,145)     $(1,451,041)   $(1,156,464)    $(34,236)   $(39,483)
                                                         ========      ===========    ===========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
33 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AD             2AD             1AD         5AD(1)      4AD(1)

Investment income
Dividend income from mutual funds and portfolios         $     --      $        --      $      --     $     --    $     --
Variable account expenses                                     271           26,625         23,874        1,786       2,170
                                                         --------      -----------      ---------     --------    --------
Investment income (loss) -- net                              (271)         (26,625)       (23,874)      (1,786)     (2,170)
                                                         ========      ===========      =========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                      5,373          162,222        218,972       22,511      32,563
   Cost of investments sold                                 5,912          188,593        240,622       23,831      37,238
                                                         --------      -----------      ---------     --------    --------
Net realized gain (loss) on sales of investments             (539)         (26,371)       (21,650)      (1,320)     (4,675)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (12,591)        (996,364)      (645,931)     (35,442)    (48,617)
                                                         --------      -----------      ---------     --------    --------
Net gain (loss) on investments                            (13,130)      (1,022,735)      (667,581)     (36,762)    (53,292)
                                                         --------      -----------      ---------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                       $(13,401)     $(1,049,360)     $(691,455)    $(38,548)   $(55,462)
                                                         ========      ===========      =========     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AL             2AL             1AL         5AL(1)      4AL(1)

Investment income
Dividend income from mutual funds and portfolios        $     747      $    96,111    $    68,911    $   6,001   $   9,032
Variable account expenses                                     832          142,478        125,392       13,177      20,747
                                                        ---------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                               (85)         (46,367)       (56,481)      (7,176)    (11,715)
                                                        =========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    117,337           39,832        281,298       87,988     124,629
   Cost of investments sold                               131,387           47,658        309,523      103,827     146,149
                                                        ---------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments          (14,050)          (7,826)       (28,225)     (15,839)    (21,520)
Distributions from capital gains                            4,595          590,804        423,602       36,888      55,519
Net change in unrealized appreciation or
   depreciation of investments                            (27,646)      (5,364,132)    (3,733,546)    (322,065)   (487,637)
                                                        ---------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                            (37,101)      (4,781,154)    (3,338,169)    (301,016)   (453,638)
                                                        ---------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                      $ (37,186)     $(4,827,521)   $(3,394,650)   $(308,192)  $(465,353)
                                                        =========      ===========    ===========    =========   =========


                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AB             2AB             1AB         5AB(1)      4AB(1)

Investment income
Dividend income from mutual funds and portfolios       $      287       $    5,671    $     3,729     $    329   $     560
Variable account expenses                                   1,720           40,070         35,222        5,019       6,782
                                                       ----------       ----------    -----------     --------   ---------
Investment income (loss) -- net                            (1,433)         (34,399)       (31,493)      (4,690)     (6,222)
                                                       ==========       ==========    ===========     ========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  2,355,311           22,190         41,597       50,665      78,010
   Cost of investments sold                             2,325,394           20,383         41,746       54,232      89,734
                                                       ----------       ----------    -----------     --------   ---------
Net realized gain (loss) on sales of investments           29,917            1,807           (149)      (3,567)    (11,724)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             (1,729)        (645,989)      (243,997)     (46,057)    (87,977)
                                                       ----------       ----------    -----------     --------   ---------
Net gain (loss) on investments                             28,188         (644,182)      (244,146)     (49,624)    (99,701)
                                                       ----------       ----------    -----------     --------   ---------
Net increase (decrease) in net assets resulting
   from operations                                     $   26,755       $ (678,581)   $  (275,639)    $(54,314)  $(105,923)
                                                       ==========       ==========    ===========     ========   =========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AI             2AI             1AI         5AI(1)      4AI(1)
Investment income
Dividend income from mutual funds and portfolios       $    1,202      $    21,033      $  18,529     $    160    $    245
Variable account expenses                                     643           40,528         37,961        3,285       2,398
                                                       ----------      -----------      ---------     --------    --------
Investment income (loss) -- net                               559          (19,495)       (19,432)      (3,125)     (2,153)
                                                       ==========      ===========      =========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  6,694,566           41,180        133,471       49,607      46,150
   Cost of investments sold                             6,647,067           45,425        155,166       54,907      53,112
                                                       ----------      -----------      ---------     --------    --------
Net realized gain (loss) on sales of investments           47,499           (4,245)       (21,695)      (5,300)     (6,962)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                               (809)      (1,277,854)      (907,389)     (74,613)    (46,467)
                                                       ----------      -----------      ---------     --------    --------
Net gain (loss) on investments                             46,690       (1,282,099)      (929,084)     (79,913)    (53,429)
                                                       ----------      -----------      ---------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                     $   47,249      $(1,301,594)     $(948,516)    $(83,038)   $(55,582)
                                                       ==========      ===========      =========     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AV             2AV             1AV         5AV(1)      4AV(1)

Investment income
Dividend income from mutual funds and portfolios         $  1,244      $    96,291    $    89,786    $     776   $     699
Variable account expenses                                   1,519          176,382        165,847       11,684      13,168
                                                         --------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                              (275)         (80,091)       (76,061)     (10,908)    (12,469)
                                                         ========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                      7,744           21,357        179,786      108,478      72,303
   Cost of investments sold                                 8,555           23,843        204,225      117,936      78,594
                                                         --------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments             (811)          (2,486)       (24,439)      (9,458)     (6,291)
Distributions from capital gains                            8,681          671,809        626,430        5,413       4,879
Net change in unrealized appreciation or
   depreciation of investments                            (46,738)      (4,106,385)    (3,071,603)    (151,646)   (181,128)
                                                         --------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                            (38,868)      (3,437,062)    (2,469,612)    (155,691)   (182,540)
                                                         --------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                       $(39,143)     $(3,517,153)   $(2,545,673)   $(166,599)  $(195,009)
                                                         ========      ===========    ===========    =========   =========


                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3SR             2SR             1SR         5SR(1)      4SR(1)

Investment income
Dividend income from mutual funds and portfolios            $ 183        $ 217,165    $   223,683      $ 5,434    $  5,382
Variable account expenses                                      33           42,552         61,591          595         873
                                                            -----        ---------    -----------      -------    --------
Investment income (loss) -- net                               150          174,613        162,092        4,839       4,509
                                                            =====        =========    ===========      =======    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                        668          415,145        488,737        7,361      29,343
   Cost of investments sold                                   788          492,084        581,622        7,790      29,991
                                                            -----        ---------    -----------      -------    --------
Net realized gain (loss) on sales of investments             (120)         (76,939)       (92,885)        (429)       (648)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                               (839)        (853,336)      (957,880)      (8,782)    (12,900)
                                                            -----        ---------    -----------      -------    --------
Net gain (loss) on investments                               (959)        (930,275)    (1,050,765)      (9,211)    (13,548)
                                                            -----        ---------    -----------      -------    --------
Net increase (decrease) in net assets resulting
   from operations                                          $(809)       $(755,662)   $  (888,673)     $(4,372)   $ (9,039)
                                                            =====        =========    ===========      =======    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
35 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3FG             2FG             1FG         5FG(1)      4FG(1)

Investment income
Dividend income from mutual funds and portfolios         $  1,650      $   112,618    $   141,081    $      --   $      --
Variable account expenses                                     799          169,058        179,698       12,565      17,453
                                                         --------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                               851          (56,440)       (38,617)     (12,565)    (17,453)
                                                         ========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                      4,831               --        170,874      210,425     130,768
   Cost of investments sold                                 5,035               --        194,090      237,961     142,070
                                                         --------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments             (204)              --        (23,216)     (27,536)    (11,302)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (26,404)      (3,535,427)    (3,356,075)    (107,647)   (231,885)
                                                         --------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                            (26,608)      (3,535,427)    (3,379,291)    (135,183)   (243,187)
                                                         --------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                       $(25,757)     $(3,591,867)   $(3,417,908)   $(147,748)  $(260,640)
                                                         ========      ===========    ===========    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3FM             2FM             1FM         5FM(1)      4FM(1)

Investment income
Dividend income from mutual funds and portfolios         $  1,256      $    84,572    $    81,028    $      --   $      --
Variable account expenses                                   1,045          199,663        185,636       16,339      19,080
                                                         --------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                               211         (115,091)      (104,608)     (16,339)    (19,080)
                                                         ========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                      2,985               --        909,798      101,610     113,766
   Cost of investments sold                                 3,212               --        982,555      114,140     118,173
                                                         --------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments             (227)              --        (72,757)     (12,530)     (4,407)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (17,373)      (3,304,662)    (2,234,071)    (195,558)   (229,611)
                                                         --------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                            (17,600)      (3,304,662)    (2,306,828)    (208,088)   (234,018)
                                                         --------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                       $(17,389)     $(3,419,753)   $(2,411,436)   $(224,427)  $(253,098)
                                                         ========      ===========    ===========    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3FO             2FO             1FO         5FO(1)      4FO(1)

Investment income
Dividend income from mutual funds and portfolios       $       49      $    20,178    $    22,242     $     --    $     --
Variable account expenses                                     616           46,977         48,210        1,949       2,772
                                                       ----------      -----------    -----------     --------    --------
Investment income (loss) -- net                              (567)         (26,799)       (25,968)      (1,949)     (2,772)
                                                       ==========      ===========    ===========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  6,017,201          663,062        241,932       88,675       9,272
   Cost of investments sold                             5,960,885          751,311        265,411       97,673      10,388
                                                       ----------      -----------    -----------     --------    --------
Net realized gain (loss) on sales of investments           56,316          (88,249)       (23,479)      (8,998)     (1,116)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             (3,144)      (1,573,298)    (1,248,421)     (53,946)    (67,536)
                                                       ----------      -----------    -----------     --------    --------
Net gain (loss) on investments                             53,172       (1,661,547)    (1,271,900)     (62,944)    (68,652)
                                                       ----------      -----------    -----------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                     $   52,605      $(1,688,346)   $(1,297,868)    $(64,893)   $(71,424)
                                                       ==========      ===========    ===========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3RE             2RE             1RE         5RE(1)      4RE(1)

Investment income
Dividend income from mutual funds and portfolios         $  8,459      $ 1,465,028    $ 1,123,492    $  23,578   $  33,618
Variable account expenses                                   1,689          427,762        413,878       11,970      16,382
                                                         --------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                             6,770        1,037,266        709,614       11,608      17,236
                                                         ========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    200,589          139,063        182,498      411,922     140,018
   Cost of investments sold                               195,535          139,682        180,516      437,963     147,196
                                                         --------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments            5,054             (619)         1,982      (26,041)     (7,178)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             (9,803)      (2,049,365)    (1,334,802)     (92,601)   (123,059)
                                                         --------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                             (4,749)      (2,049,984)    (1,332,820)    (118,642)   (130,237)
                                                         --------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                       $  2,021      $(1,012,718)   $  (623,206)   $(107,034)  $(113,001)
                                                         ========      ===========    ===========    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3SI             2SI             1SI         5SI(1)      4SI(1)

Investment income
Dividend income from mutual funds and portfolios         $    812      $    96,079    $    75,164     $  1,745   $   1,773
Variable account expenses                                   1,411          192,201        194,633        6,882       7,131
                                                         --------      -----------    -----------     --------   ---------
Investment income (loss) -- net                              (599)         (96,122)      (119,469)      (5,137)     (5,358)
                                                         ========      ===========    ===========     ========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                     86,684          178,634        417,952       40,637      97,147
   Cost of investments sold                                99,663          180,033        417,791       44,304     109,576
                                                         --------      -----------    -----------     --------   ---------
Net realized gain (loss) on sales of investments          (12,979)          (1,399)           161       (3,667)    (12,429)
Distributions from capital gains                            5,679          672,078        525,770       12,206      12,398
Net change in unrealized appreciation or
   depreciation of investments                            (33,497)      (4,282,792)    (3,037,959)     (98,690)   (111,262)
                                                         --------      -----------    -----------     --------   ---------
Net gain (loss) on investments                            (40,797)      (3,612,113)    (2,512,028)     (90,151)   (111,293)
                                                         --------      -----------    -----------     --------   ---------
Net increase (decrease) in net assets resulting
   from operations                                       $(41,396)     $(3,708,235)   $(2,631,497)    $(95,288)  $(116,651)
                                                         ========      ===========    ===========     ========   =========


                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3MS             2MS             1MS         5MS(1)      4MS(1)
Investment income
Dividend income from mutual funds and portfolios         $      4        $  33,119      $  30,205     $  2,846    $  4,710
Variable account expenses                                     308           33,455         35,673        5,300       6,753
                                                         --------        ---------      ---------     --------    --------
Investment income (loss) -- net                              (304)            (336)        (5,468)      (2,454)     (2,043)
                                                         ========        =========      =========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                        292          331,420        190,755       38,683      78,350
   Cost of investments sold                                   320          344,576        207,055       41,871      83,229
                                                         --------        ---------      ---------     --------    --------
Net realized gain (loss) on sales of investments              (28)         (13,156)       (16,300)      (3,188)     (4,879)
Distributions from capital gains                               11           82,117         74,894        7,057      11,680
Net change in unrealized appreciation or
   depreciation of investments                            (10,395)        (722,518)      (591,167)     (67,907)    (98,227)
                                                         --------        ---------      ---------     --------    --------
Net gain (loss) on investments                            (10,412)        (653,557)      (532,573)     (64,038)    (91,426)
                                                         --------        ---------      ---------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                       $(10,716)       $(653,893)     $(538,041)    $(66,492)   $(93,469)
                                                         ========        =========      =========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
37 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3UE             2UE             1UE         5UE(1)      4UE(1)

Investment income
Dividend income from mutual funds and portfolios       $    2,962     $    310,361   $    326,433    $   5,776   $   7,565
Variable account expenses                                   3,718          373,370        524,178        3,548       7,935
                                                       ----------     ------------   ------------    ---------   ---------
Investment income (loss) -- net                              (756)         (63,009)      (197,745)       2,228        (370)
                                                       ==========     ============   ============    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  1,557,749        2,166,130      4,170,478      114,249      60,183
   Cost of investments sold                             1,828,438        3,130,085      6,046,597      123,143      70,214
                                                       ----------     ------------   ------------    ---------   ---------
Net realized gain (loss) on sales of investments         (270,689)        (963,955)    (1,876,119)      (8,894)    (10,031)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             51,197      (12,166,443)   (12,710,694)     (51,028)   (178,276)
                                                       ----------     ------------   ------------    ---------   ---------
Net gain (loss) on investments                           (219,492)     (13,130,398)   (14,586,813)     (59,922)   (188,307)
                                                       ----------     ------------   ------------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                     $ (220,248)    $(13,193,407)  $(14,784,558)   $ (57,694)  $(188,677)
                                                       ==========     ============   ============    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3MC             2MC             1MC         5MC(1)      4MC(1)

Investment income
Dividend income from mutual funds and portfolios        $   6,125      $   776,125    $   654,698    $  25,487   $  27,982
Variable account expenses                                   2,410          412,267        475,200       10,506      15,787
                                                        ---------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                             3,715          363,858        179,498       14,981      12,195
                                                        =========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    134,802           27,721        919,819      141,337      53,252
   Cost of investments sold                               145,021           29,613        918,723      153,343      58,639
                                                        ---------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments          (10,219)          (1,892)         1,096      (12,006)     (5,387)
Distributions from capital gains                            1,787          226,426        191,001        7,436       8,164
Net change in unrealized appreciation or
   depreciation of investments                            (48,745)      (5,353,378)    (4,290,020)    (143,491)   (216,041)
                                                        ---------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                            (57,177)      (5,128,844)    (4,097,923)    (148,061)   (213,264)
                                                        ---------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                      $ (53,462)     $(4,764,986)   $(3,918,425)   $(133,080)  $(201,069)
                                                        =========      ===========    ===========    =========   =========


                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3FS             2FS             1FS         5FS(1)      4FS(1)

Investment income
Dividend income from mutual funds and portfolios            $  19        $  29,919      $  19,899      $ 2,971    $  2,540
Variable account expenses                                      12           22,656         19,769        1,713       2,248
                                                            -----        ---------      ---------      -------    --------
Investment income (loss) -- net                                 7            7,263            130        1,258         292
                                                            =====        =========      =========      =======    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                        112          133,608        269,162       28,975      15,505
   Cost of investments sold                                   137          135,197        281,368       28,219      18,366
                                                            -----        ---------      ---------      -------    --------
Net realized gain (loss) on sales of investments              (25)          (1,589)       (12,206)         756      (2,861)
Distributions from capital gains                                9           14,836          9,639        1,484       1,259
Net change in unrealized appreciation or
   depreciation of investments                               (350)        (608,683)      (398,526)      (9,451)    (38,662)
                                                            -----        ---------      ---------      -------    --------
Net gain (loss) on investments                               (366)        (595,436)      (401,093)      (7,211)    (40,264)
                                                            -----        ---------      ---------      -------    --------
Net increase (decrease) in net assets resulting
   from operations                                          $(359)       $(588,173)     $(400,963)     $(5,953)   $(39,972)
                                                            =====        =========      =========      =======    ========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3TC             2TC             1TC         5TC(1)      4TC(1)

Investment income
Dividend income from mutual funds and portfolios       $       --        $      --      $      --     $     --    $     --
Variable account expenses                                     186            9,060         11,128          551         604
                                                       ----------        ---------      ---------     --------    --------
Investment income (loss) -- net                              (186)          (9,060)       (11,128)        (551)       (604)
                                                       ==========        =========      =========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  1,132,627          108,636        180,383       30,710      14,001
   Cost of investments sold                             1,165,252          137,918        254,279       30,281      21,033
                                                       ----------        ---------      ---------     --------    --------
Net realized gain (loss) on sales of investments          (32,625)         (29,282)       (73,896)         429      (7,032)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                               (112)        (716,596)      (720,545)     (31,192)    (26,647)
                                                       ----------        ---------      ---------     --------    --------
Net gain (loss) on investments                            (32,737)        (745,878)      (794,441)     (30,763)    (33,679)
                                                       ----------        ---------      ---------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                     $  (32,923)       $(754,938)     $(805,569)    $(31,314)   $(34,283)
                                                       ==========        =========      =========     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3MG             2MG             1MG         5MG(1)      4MG(1)

Investment income
Dividend income from mutual funds and portfolios        $      --     $         --   $         --    $      --    $     --
Variable account expenses                                   2,685          256,634        303,815        3,935       3,333
                                                        ---------     ------------   ------------    ---------    --------
Investment income (loss) -- net                            (2,685)        (256,634)      (303,815)      (3,935)     (3,333)
                                                        =========     ============   ============    =========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    279,316        1,492,912      2,045,505       25,594      31,177
   Cost of investments sold                               363,943        2,286,729      3,153,835       27,843      36,091
                                                        ---------     ------------   ------------    ---------    --------
Net realized gain (loss) on sales of investments          (84,627)        (793,817)    (1,108,330)      (2,249)     (4,914)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (84,925)     (10,765,671)    (9,711,494)    (126,071)    (75,217)
                                                        ---------     ------------   ------------    ---------    --------
Net gain (loss) on investments                           (169,552)     (11,559,488)   (10,819,824)    (128,320)    (80,131)
                                                        ---------     ------------   ------------    ---------    --------
Net increase (decrease) in net assets resulting
   from operations                                      $(172,237)    $(11,816,122)  $(11,123,639)   $(132,255)   $(83,464)
                                                        =========     ============   ============    =========    ========


                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3MD             2MD             1MD         5MD(1)      4MD(1)

Investment income
Dividend income from mutual funds and portfolios        $      --     $         --   $         --    $      --   $      --
Variable account expenses                                   2,109          252,889        312,231        7,651       8,103
                                                        ---------     ------------   ------------    ---------   ---------
Investment income (loss) -- net                            (2,109)        (252,889)      (312,231)      (7,651)     (8,103)
                                                        =========     ============   ============    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    295,291          389,263      1,121,069       41,002      29,172
   Cost of investments sold                               366,758          535,943      1,572,666       48,927      36,892
                                                        ---------     ------------   ------------    ---------   ---------
Net realized gain (loss) on sales of investments          (71,467)        (146,680)      (451,597)      (7,925)     (7,720)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (89,005)     (13,130,549)   (12,676,865)    (249,453)   (250,135)
                                                        ---------     ------------   ------------    ---------   ---------
Net gain (loss) on investments                           (160,472)     (13,277,229)   (13,128,462)    (257,378)   (257,855)
                                                        ---------     ------------   ------------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                      $(162,581)    $(13,530,118)  $(13,440,693)   $(265,029)  $(265,958)
                                                        =========     ============   ============    =========   =========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
39 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3UT             2UT             1UT         5UT(1)      4UT(1)

Investment income
Dividend income from mutual funds and portfolios         $  2,527      $    91,952      $  84,542     $  2,098    $  4,273
Variable account expenses                                     553           36,996         34,573        1,271       2,462
                                                         --------      -----------      ---------     --------    --------
Investment income (loss) -- net                             1,974           54,956         49,969          827       1,811
                                                         ========      ===========      =========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                        772          172,180        497,212       44,459      43,489
   Cost of investments sold                                   993          199,746        623,178       49,415      51,566
                                                         --------      -----------      ---------     --------    --------
Net realized gain (loss) on sales of investments             (221)         (27,566)      (125,966)      (4,956)     (8,077)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (30,610)      (1,058,976)      (813,369)     (11,429)    (40,047)
                                                         --------      -----------      ---------     --------    --------
Net gain (loss) on investments                            (30,831)      (1,086,542)      (939,335)     (16,385)    (48,124)
                                                         --------      -----------      ---------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                       $(28,857)     $(1,031,586)     $(889,366)    $(15,558)   $(46,313)
                                                         ========      ===========      =========     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3HS             2HS             1HS         5HS(1)      4HS(1)

Investment income
Dividend income from mutual funds and portfolios         $     --      $        --      $      --     $     --    $     --
Variable account expenses                                     633           42,173         33,448        2,497       3,186
                                                         --------      -----------      ---------     --------    --------
Investment income (loss) -- net                              (633)         (42,173)       (33,448)      (2,497)     (3,186)
                                                         ========      ===========      =========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                        551           89,284        297,188       24,138      65,788
   Cost of investments sold                                   641          106,455        346,689       25,484      71,717
                                                         --------      -----------      ---------     --------    --------
Net realized gain (loss) on sales of investments              (90)         (17,171)       (49,501)      (1,346)     (5,929)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (26,477)      (1,122,822)      (758,201)     (49,270)    (56,128)
                                                         --------      -----------      ---------     --------    --------
Net gain (loss) on investments                            (26,567)      (1,139,993)      (807,702)     (50,616)    (62,057)
                                                         --------      -----------      ---------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                       $(27,200)     $(1,182,166)     $(841,150)    $(53,113)   $(65,243)
                                                         ========      ===========      =========     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3PI             2PI             1PI         5PI(1)      4PI(1)

Investment income
Dividend income from mutual funds and portfolios       $    3,135      $    35,934    $    34,074    $   1,046   $   1,687
Variable account expenses                                   2,874           66,086         63,080        7,416       6,441
                                                       ----------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                               261          (30,152)       (29,006)      (6,370)     (4,754)
                                                       ==========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  8,524,372           32,305         55,694       67,173      89,691
   Cost of investments sold                             8,540,156           34,776         61,760       73,649      96,155
                                                       ----------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments          (15,784)          (2,471)        (6,066)      (6,476)     (6,464)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                              5,176       (1,844,441)    (1,304,489)    (137,716)   (112,829)
                                                       ----------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                            (10,608)      (1,846,912)    (1,310,555)    (144,192)   (119,293)
                                                       ----------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                     $  (10,347)     $(1,877,064)   $(1,339,561)   $(150,562)  $(124,047)
                                                       ==========      ===========    ===========    =========   =========


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3VS             2VS             1VS         5VS(1)      4VS(1)

Investment income
Dividend income from mutual funds and portfolios        $      --     $         --   $         --     $     --    $     --
Variable account expenses                                   3,636          385,531        536,834        1,009         696
                                                        ---------     ------------   ------------     --------    --------
Investment income (loss) -- net                            (3,636)        (385,531)      (536,834)      (1,009)       (696)
                                                        =========     ============   ============     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    425,328        5,200,829     10,645,808        7,101       7,439
   Cost of investments sold                               801,876       10,862,452     22,938,804        7,645       8,005
                                                        ---------     ------------   ------------     --------    --------
Net realized gain (loss) on sales of investments         (376,548)      (5,661,623)   (12,292,996)        (544)       (566)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            116,409      (14,121,442)    (9,589,578)     (29,541)    (12,669)
                                                        ---------     ------------   ------------     --------    --------
Net gain (loss) on investments                           (260,139)     (19,783,065)   (21,882,574)     (30,085)    (13,235)
                                                        ---------     ------------   ------------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                      $(263,775)    $(20,168,596)  $(22,419,408)    $(31,094)   $(13,931)
                                                        =========     ============   ============     ========    ========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3SO             2SO             1SO         5SO(1)      4SO(1)

Investment income
Dividend income from mutual funds and portfolios         $  1,014      $    87,277    $    58,820    $   8,272   $   7,070
Variable account expenses                                     804           86,184         81,955        8,353      10,779
                                                         --------      -----------    -----------    ---------   ---------
Investment income (loss) -- net                               210            1,093        (23,135)         (81)     (3,709)
                                                         ========      ===========    ===========    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                        570           24,983         72,101      141,960     177,546
   Cost of investments sold                                   751           31,217        103,735      169,156     222,883
                                                         --------      -----------    -----------    ---------   ---------
Net realized gain (loss) on sales of investments             (181)          (6,234)       (31,634)     (27,196)    (45,337)
Distributions from capital gains                            4,627          385,946        258,468       36,278      31,934
Net change in unrealized appreciation or
   depreciation of investments                            (46,961)      (4,121,068)    (3,135,858)    (280,597)   (350,441)
                                                         --------      -----------    -----------    ---------   ---------
Net gain (loss) on investments                            (42,515)      (3,741,356)    (2,909,024)    (271,515)   (363,844)
                                                         --------      -----------    -----------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                       $(42,305)     $(3,740,263)   $(2,932,159)   $(271,596)  $(367,553)
                                                         ========      ===========    ===========    =========   =========


                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3IT             2IT             1IT         5IT(1)      4IT(1)

Investment income
Dividend income from mutual funds and portfolios      $        --      $        --    $        --     $     --    $     --
Variable account expenses                                   4,886          208,427        271,063        4,004       3,891
                                                      -----------      -----------    -----------     --------    --------
Investment income (loss) -- net                            (4,886)        (208,427)      (271,063)      (4,004)     (3,891)
                                                      ===========      ===========    ===========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                 12,185,128          305,493        919,591       72,752      42,405
   Cost of investments sold                            12,299,645          510,334      1,673,395       76,038      47,660
                                                      -----------      -----------    -----------     --------    --------
Net realized gain (loss) on sales of investments         (114,517)        (204,841)      (753,804)      (3,286)     (5,255)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             61,802       (4,210,201)    (3,628,072)     (45,145)    (59,832)
                                                      -----------      -----------    -----------     --------    --------
Net gain (loss) on investments                            (52,715)      (4,415,042)    (4,381,876)     (48,431)    (65,087)
                                                      -----------      -----------    -----------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                    $   (57,601)     $(4,623,469)   $(4,652,939)    $(52,435)   $(68,978)
                                                      ===========      ===========    ===========     ========    ========

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
41 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Operations
                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3SP             2SP             1SP         5SP(1)      4SP(1)

Investment income
Dividend income from mutual funds and portfolios        $      --     $         --   $         --    $      --   $      --
Variable account expenses                                   5,004          463,521        595,605       12,148      15,328
                                                        ---------     ------------   ------------    ---------   ---------
Investment income (loss) -- net                            (5,004)        (463,521)      (595,605)     (12,148)    (15,328)
                                                        =========     ============   ============    =========   =========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                    949,573           45,114        794,443       47,200     229,461
   Cost of investments sold                               979,761           50,507        914,414       56,659     265,838
                                                        ---------     ------------   ------------    ---------   ---------
Net realized gain (loss) on sales of investments          (30,188)          (5,393)      (119,971)      (9,459)    (36,377)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (152,303)     (11,741,930)   (11,893,766)    (159,650)   (264,870)
                                                        ---------     ------------   ------------    ---------   ---------
Net gain (loss) on investments                           (182,491)     (11,747,323)   (12,013,737)    (169,109)   (301,247)
                                                        ---------     ------------   ------------    ---------   ---------
Net increase (decrease) in net assets resulting
   from operations                                      $(187,495)    $(12,210,844)  $(12,609,342)   $(181,257)  $(316,575)
                                                        =========     ============   ============    =========   =========

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3IP             2IP             1IP         5IP(1)      4IP(1)

Investment income
Dividend income from mutual funds and portfolios       $    1,834      $    13,913    $    13,594     $    190    $    323
Variable account expenses                                   1,850          114,539        153,494        1,608       2,849
                                                       ----------      -----------    -----------     --------    --------
Investment income (loss) -- net                               (16)        (100,626)      (139,900)      (1,418)     (2,526)
                                                       ==========      ===========    ===========     ========    ========
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                                  8,687,211          215,350        894,368       51,035      29,628
   Cost of investments sold                             8,627,935          267,719      1,155,338       53,073      31,537
                                                       ----------      -----------    -----------     --------    --------
Net realized gain (loss) on sales of investments           59,276          (52,369)      (260,970)      (2,038)     (1,909)
Distributions from capital gains                               --               --             --           --          --
Net change in unrealized appreciation or
   depreciation of investments                              5,085       (1,811,344)    (1,621,411)     (12,604)    (32,099)
                                                       ----------      -----------    -----------     --------    --------
Net gain (loss) on investments                             64,361       (1,863,713)    (1,882,381)     (14,642)    (34,008)
                                                       ----------      -----------    -----------     --------    --------
Net increase (decrease) in net assets resulting
   from operations                                     $   64,345      $(1,964,339)   $(2,022,281)    $(16,060)   $(36,534)
                                                       ==========      ===========    ===========     ========    ========

(1) For the period Feb. 13, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002                              CR3             CR2             CR1         CR5(2)      CR4(2)

Operations
Investment income (loss) -- net                         $   (243)    $   (42,755)     $   (74,048)    $   (435)    $  (146)
Net realized gain (loss) on sales of investments         (20,846)       (910,070)      (2,015,691)      (4,295)     (3,292)
Distributions from capital gains                          15,738       1,518,493        1,484,998           --           2
Net change in unrealized appreciation or
   depreciation of investments                            (6,954)     (6,406,494)      (4,059,077)     (14,865)     (4,750)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (12,305)     (5,840,826)      (4,663,818)     (19,595)     (8,186)
=============================================================================================================================
Contract transactions
Contract purchase payments                                 1,259      21,283,378        8,320,523      247,183      54,601
Net transfers(1)                                         (87,349)     (4,104,074)      (2,679,434)      (8,756)     31,037
Transfers for policy loans                                 1,872         (89,501)              --           --          --
Annuity payments                                              --         (16,107)          (8,037)          --          --
Contact charges                                              (70)        (14,375)          (9,028)          --          --
Contract terminations:
   Surrender benefits                                     (5,956)       (595,875)        (497,104)      (1,444)         --
   Death benefits                                             --         (33,118)        (325,548)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (90,244)     16,430,328        4,801,372      236,983      85,638
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          222,301      20,243,839       20,374,024           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $119,752     $30,833,341      $20,511,578     $217,388     $77,452
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   291,207      26,326,833       26,778,956           --          --
Contract purchase payments                                 1,922      33,323,720       13,769,390      307,772      59,081
Net transfers(1)                                         (85,555)     (6,372,729)      (4,351,290)     (14,526)     36,798
Transfers for policy loans                                 3,025        (137,173)              --           --          --
Contract charges                                             (98)        (22,061)         (13,695)          --          --
Contract terminations:
   Surrender benefits                                     (8,209)       (947,264)        (751,406)      (1,838)         --
   Death benefits                                             --         (47,463)        (475,695)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         202,292      52,123,863       34,956,260      291,408      95,879
=============================================================================================================================

See accompanying notes to financial statements.



--------------------------------------------------------------------------------
43 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  CM3             CM2             CM1         CM5(2)        CM4(2)

Operations
Investment income (loss) -- net                      $    42,566   $   1,103,552     $    562,427  $     3,820  $     (8,255)
Net realized gain (loss) on sales of investments             (10)         (5,701)         (10,281)          --            (8)
Distributions from capital gains                              --              --               --           --            --
Net change in unrealized appreciation or
   depreciation of investments                                 9           5,691           10,272           --            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        42,565       1,103,542          562,418        3,820        (8,263)
===============================================================================================================================
Contract transactions
Contract purchase payments                            16,400,339     352,620,135      226,515,881   27,036,148    29,659,364
Net transfers(1)                                      (1,768,769)   (322,493,178)    (253,897,068) (14,422,833)  (17,290,614)
Transfers for policy loans                               (19,135)       (246,678)              --      (83,850)           --
Annuity payments                                              --          (6,458)         (22,109)          --            --
Contact charges                                             (554)        (75,696)         (64,550)          --            --
Contract terminations:
   Surrender benefits                                (16,548,478)    (14,691,158)      (9,935,594)     (74,523)     (227,446)
   Death benefits                                             --      (2,651,827)      (3,607,854)         (16)           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,936,597)     12,455,140      (41,011,294)  12,454,926    12,141,304
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        6,218,772     267,060,715      289,729,276           --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  4,324,740   $ 280,619,397    $ 249,280,400 $ 12,458,746  $ 12,133,041
===============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                 5,658,076     243,869,987      265,455,463           --            --
Contract purchase payments                            14,868,286     321,790,962      207,643,721   27,027,854    29,671,166
Net transfers(1)                                      (1,608,368)   (294,304,617)    (232,372,552) (14,417,129)  (17,295,362)
Transfers for policy loans                               (17,331)       (224,812)              --      (83,818)           --
Contract charges                                            (502)        (69,006)         (59,180)          --            --
Contract terminations:
   Surrender benefits                                (14,989,073)    (13,395,206)      (9,122,334)     (74,486)     (227,611)
   Death benefits                                             --      (2,416,788)      (3,307,751)         (16)           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,911,088     255,250,520      228,237,367   12,452,405    12,148,193
===============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  BD3             BD2             BD1         BD5(2)      BD4(2)

Operations
Investment income (loss) -- net                       $   32,446    $  6,045,701     $  6,185,425   $  110,904  $  102,301
Net realized gain (loss) on sales of investments          (3,809)        (20,247)         (31,062)       3,451         441
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            17,554       1,390,239        1,152,469      102,258      89,731
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        46,191       7,415,693        7,306,832      216,613     192,473
=============================================================================================================================
Contract transactions
Contract purchase payments                                75,827      75,660,940       56,409,658    6,006,171   5,048,685
Net transfers(1)                                        (308,736)     12,043,348       10,340,498      552,973     990,704
Transfers for policy loans                                    --        (221,836)              --       (3,498)         --
Annuity payments                                              --         (54,429)         (57,668)          --          --
Contact charges                                              (80)        (45,305)         (46,921)          --          --
Contract terminations:
   Surrender benefits                                    (23,949)     (4,990,255)      (3,832,361)     (21,182)    (24,633)
   Death benefits                                             --      (1,130,877)      (2,001,884)     (20,589)    (17,438)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (256,938)     81,261,586       60,811,322    6,513,875   5,997,318
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,121,896      95,910,199      120,835,163           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  911,149    $184,587,478     $188,953,317   $6,730,488  $6,189,791
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   984,546      83,968,345      106,759,873           --          --
Contract purchase payments                                65,587      65,949,204       49,215,303    5,980,029   5,024,503
Net transfers(1)                                        (267,402)     10,431,099        9,065,587      545,339     987,596
Transfers for policy loans                                    --        (192,197)              --       (3,482)         --
Contract charges                                             (70)        (39,253)         (40,930)          --          --
Contract terminations:
   Surrender benefits                                    (20,957)     (4,601,230)      (3,847,757)     (21,103)    (24,382)
   Death benefits                                             --        (985,974)      (1,746,973)     (19,934)    (17,055)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         761,704     154,529,994      159,405,103    6,480,849   5,970,662
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
45   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  DE3             DE2             DE1         DE5(2)      DE4(2)

Operations
Investment income (loss) -- net                       $    7,849     $   529,640      $   329,968   $    9,942  $    5,437
Net realized gain (loss) on sales of investments        (134,059)       (199,178)        (365,948)     (10,151)    (41,880)
Distributions from capital gains                           1,303         176,946          167,098            2          --
Net change in unrealized appreciation or
   depreciation of investments                            (3,499)    (14,847,317)     (12,178,448)    (267,908)   (260,421)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (128,406)    (14,339,909)     (12,047,330)    (268,115)   (296,864)
=============================================================================================================================
Contract transactions
Contract purchase payments                               140,478      28,527,376       14,294,648    2,326,663   1,561,433
Net transfers(1)                                         859,705      15,281,669       13,351,928      545,728     477,738
Transfers for policy loans                                (6,893)        (77,540)              --         (412)         --
Annuity payments                                              --         (27,858)         (12,622)          --          --
Contact charges                                             (112)        (34,816)         (22,411)          --          --
Contract terminations:
   Surrender benefits                                   (112,852)     (1,922,194)      (1,052,258)      (9,627)    (38,087)
   Death benefits                                             --        (612,062)        (967,428)      (9,411)     (2,793)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           880,326      41,134,575       25,591,857    2,852,941   1,998,291
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          287,884      44,814,223       42,180,990           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,039,804    $ 71,608,889     $ 55,725,517   $2,584,826  $1,701,427
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   281,449      43,328,168       41,299,277           --          --
Contract purchase payments                               140,211      30,703,004       15,632,650    2,524,209   1,615,763
Net transfers(1)                                         983,310      15,440,636       13,403,888      598,753     493,625
Transfers for policy loans                                (6,515)        (77,455)              --         (493)         --
Contract charges                                            (124)        (39,949)         (25,626)          --          --
Contract terminations:
   Surrender benefits                                   (135,919)     (2,238,773)      (1,284,475)     (10,376)    (47,561)
   Death benefits                                             --        (673,232)      (1,067,486)     (11,276)     (3,544)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,262,412      86,442,399       67,958,228    3,100,817   2,058,283
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  EM3             EM2             EM1         EM5(2)      EM4(2)

Operations
Investment income (loss) -- net                       $  (20,414)     $  (17,726)      $  (18,044)    $   (830)   $   (811)
Net realized gain (loss) on sales of investments        (104,226)        (15,954)         (16,005)      (2,784)     (3,294)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (85,109)       (252,312)        (166,342)      (7,889)     (9,359)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (209,749)       (285,992)        (200,391)     (11,503)    (13,464)
=============================================================================================================================
Contract transactions
Contract purchase payments                                 1,687       1,180,002          796,792      182,387      54,887
Net transfers(1)                                         178,232       1,122,588          981,357       27,250      67,211
Transfers for policy loans                                    --             188               --           --          --
Annuity payments                                              --              --               --           --          --
Contact charges                                               (4)         (1,057)          (1,309)          --          --
Contract terminations:
   Surrender benefits                                         --         (64,471)         (30,013)          --          --
   Death benefits                                             --         (26,082)         (36,356)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           179,915       2,211,168        1,710,471      209,637     122,098
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,674,402       1,291,032        1,108,401           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,644,568      $3,216,208       $2,618,481     $198,134    $108,634
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                     3,269       1,789,442        1,541,506           --          --
Contract purchase payments                                 2,195       1,605,963        1,112,376      195,357      57,166
Net transfers(1)                                         271,572       1,484,355        1,326,174       24,428      63,553
Transfers for policy loans                                    --             280               --           --          --
Contract charges                                              (6)         (1,495)          (1,885)          --          --
Contract terminations:
   Surrender benefits                                         --         (90,669)         (40,992)          --          --
   Death benefits                                             --         (38,293)         (49,316)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         277,030       4,749,583        3,887,863      219,785     120,719
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
47   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  ES3             ES2             ES1         ES5(2)      ES4(2)

Operations
Investment income (loss) -- net                       $  (10,679)    $   (54,808)     $   (48,361)  $   (3,597)  $  (3,752)
Net realized gain (loss) on sales of investments          (1,890)        (15,090)         (17,427)      (1,002)     (8,992)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                          (286,993)       (924,791)        (585,605)     (28,933)    (28,332)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (299,562)       (994,689)        (651,393)     (33,532)    (41,076)
=============================================================================================================================
Contract transactions
Contract purchase payments                                10,954       6,994,948        5,077,279      831,820     710,007
Net transfers(1)                                         247,128       5,797,628        3,937,963      219,050     110,753
Transfers for policy loans                                  (116)        (18,476)              --           --          --
Annuity payments                                              --              --               --           --          --
Contact charges                                              (64)         (3,766)          (2,471)          --          --
Contract terminations:
   Surrender benefits                                         --        (247,633)        (248,163)      (3,854)         --
   Death benefits                                             --         (46,062)         (28,026)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           257,902      12,476,639        8,736,582    1,047,016     820,760
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,062,644       2,476,561        2,224,431           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,020,984     $13,958,511      $10,309,620   $1,013,484    $779,684
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                    37,676       2,488,770        2,238,352           --          --
Contract purchase payments                                11,990       7,855,947        5,833,099      913,006     780,228
Net transfers(1)                                         278,230       6,411,487        4,391,380      244,703     108,540
Transfers for policy loans                                  (138)        (20,716)              --           --          --
Contract charges                                             (69)         (4,435)          (2,932)          --          --
Contract terminations:
   Surrender benefits                                         --        (284,523)        (285,841)      (4,448)         --
   Death benefits                                             --         (58,915)         (29,505)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         327,689      16,387,615       12,144,553    1,153,261     888,768
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
48   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  GB3             GB2             GB1         GB5(2)      GB4(2)

Operations
Investment income (loss) -- net                         $ 17,684     $ 1,009,035      $ 1,188,372   $   14,742  $   27,246
Net realized gain (loss) on sales of investments          15,428          32,345           73,687        1,400       1,770
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            14,834       2,629,912        3,149,519       57,109      99,985
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        47,946       3,671,292        4,411,578       73,251     129,001
=============================================================================================================================
Contract transactions
Contract purchase payments                                16,488       9,630,015        8,669,594      778,812     979,709
Net transfers(1)                                         (24,917)      7,259,586        6,523,271      361,711     633,154
Transfers for policy loans                                    --         (15,999)              --           --          --
Annuity payments                                              --          (1,096)            (132)          --          --
Contact charges                                              (11)         (5,478)          (9,172)          --          --
Contract terminations:
   Surrender benefits                                         --        (733,370)        (845,127)      (3,012)       (331)
   Death benefits                                             --        (236,437)        (516,936)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (8,440)     15,897,221       13,821,498    1,137,511   1,612,532
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          258,437      17,099,335       24,619,415           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $297,943     $36,667,848      $42,852,491   $1,210,762  $1,741,533
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   249,453      16,572,087       23,970,170           --          --
Contract purchase payments                                15,704       8,880,448        8,001,948      727,585     927,453
Net transfers(1)                                         (13,655)      6,603,439        5,933,028      335,624     601,721
Transfers for policy loans                                    --         (14,807)              --           --          --
Contract charges                                             (10)         (4,987)          (8,416)          --          --
Contract terminations:
   Surrender benefits                                         --        (685,434)        (791,445)      (2,716)       (301)
   Death benefits                                             --        (217,939)        (478,893)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         251,492      31,132,807       36,626,392    1,060,493   1,528,873
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
49   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  GR3             GR2             GR1         GR5(2)      GR4(2)

Operations
Investment income (loss) -- net                        $  (3,343)   $   (480,779)    $   (586,028)   $  (2,057)  $  (1,259)
Net realized gain (loss) on sales of investments        (283,933)     (5,166,821)     (11,399,244)      (2,856)       (378)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            29,442     (17,529,137)     (10,217,973)     (44,758)    (28,500)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (257,834)    (23,176,737)     (22,203,245)     (49,671)    (30,137)
=============================================================================================================================
Contract transactions
Contract purchase payments                                90,897      12,949,971        6,610,895      632,485     237,212
Net transfers(1)                                         (59,234)     (6,891,728)      (9,881,536)     168,667      92,541
Transfers for policy loans                                (2,095)        (66,143)              --       (5,109)         --
Annuity payments                                              --         (10,942)          (9,774)          --          --
Contact charges                                             (318)        (87,358)         (48,574)          --          --
Contract terminations:
   Surrender benefits                                    (95,446)     (1,769,289)      (1,839,761)      (1,267)         --
   Death benefits                                             --        (234,569)        (795,604)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (66,196)      3,889,942       (5,964,354)     794,776     329,753
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          827,005      83,919,855       84,435,341           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 502,975    $ 64,633,060     $ 56,267,742     $745,105    $299,616
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                 1,285,419     129,185,546      130,763,635           --          --
Contract purchase payments                               153,550      24,140,748       12,358,946      772,413     278,544
Net transfers(1)                                        (177,671)    (13,595,191)     (18,987,870)     208,619     113,363
Transfers for policy loans                                (2,996)       (121,311)              --       (6,457)         --
Contract charges                                            (583)       (165,754)         (91,661)          --          --
Contract terminations:
   Surrender benefits                                   (193,903)     (3,336,134)      (3,557,045)      (1,591)         --
   Death benefits                                             --        (414,727)      (1,499,837)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,063,816     135,693,177      118,986,168      972,984     391,907
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
50   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  EI3             EI2             EI1         EI5(2)      EI4(2)

Operations
Investment income (loss) -- net                       $  112,518     $ 4,818,898     $  6,390,145   $  102,922  $  108,258
Net realized gain (loss) on sales of investments        (167,735)       (493,826)      (1,121,994)     (14,901)     (8,841)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            11,888      (9,179,710)     (12,316,535)    (127,087)   (129,692)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (43,329)     (4,854,638)      (7,048,384)     (39,066)    (30,275)
=============================================================================================================================
Contract transactions
Contract purchase payments                               364,032      28,574,235       24,104,647    3,256,958   3,148,594
Net transfers(1)                                        (102,421)      6,507,106       10,170,341      497,017     872,880
Transfers for policy loans                                    --         (46,974)              --       (2,087)         --
Annuity payments                                              --         (23,113)         (21,189)          --          --
Contact charges                                              (90)        (18,012)         (28,013)          --          --
Contract terminations:
   Surrender benefits                                   (382,503)     (2,095,832)      (2,117,180)     (11,928)     (2,915)
   Death benefits                                             --        (588,889)      (1,327,559)          --      (1,713)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (120,982)     32,308,521       30,781,047    3,739,960   4,016,846
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,475,454      55,485,783       84,016,748           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,311,143     $82,939,666     $107,749,411   $3,700,894  $3,986,571
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                 1,549,237      58,348,189       88,813,366           --          --
Contract purchase payments                               381,550      31,849,578       27,188,267    3,432,651   3,325,246
Net transfers(1)                                         (42,003)      6,946,593       10,992,877      539,108     949,252
Transfers for policy loans                                    --         (53,593)              --       (2,224)         --
Contract charges                                             (97)        (20,416)         (32,023)          --          --
Contract terminations:
   Surrender benefits                                   (409,171)     (2,551,983)      (2,684,012)     (12,951)     (3,163)
   Death benefits                                             --        (673,223)      (1,494,115)          --      (1,880)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,479,516      93,845,145      122,784,360    3,956,584   4,269,455
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
51   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  IE3             IE2             IE1         IE5(2)      IE4(2)

Operations
Investment income (loss) -- net                         $    891     $    26,315      $      (431)     $    38     $   (90)
Net realized gain (loss) on sales of investments         912,092      (3,982,568)      (4,534,478)      (1,626)     (3,101)
Distributions from capital gains                              82          20,548           24,316           --           1
Net change in unrealized appreciation or
   depreciation of investments                             2,013       1,720,801        2,327,173       (3,452)     (4,388)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       915,078      (2,214,904)      (2,183,420)      (5,040)     (7,578)
=============================================================================================================================
Contract transactions
Contract purchase payments                                34,557       5,059,823        2,940,285       50,346      65,710
Net transfers(1)                                        (704,499)     (2,209,704)      (2,498,751)       2,273      31,286
Transfers for policy loans                                    --         (20,866)              --           --          --
Annuity payments                                              --          (4,198)          (5,437)          --          --
Contact charges                                              (43)         (8,327)          (6,190)          --          --
Contract terminations:
   Surrender benefits                                    (21,397)       (280,459)        (243,402)        (423)         --
   Death benefits                                             --         (12,622)         (85,017)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (691,382)      2,523,647          101,488       52,196      96,996
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           43,797      10,653,200       12,550,536           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 267,493     $10,961,943      $10,468,604      $47,156     $89,418
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                    65,188      15,821,074       18,664,324           --          --
Contract purchase payments                                59,499       8,291,256        5,261,904       53,518      71,722
Net transfers(1)                                         394,472      (3,504,710)      (4,139,440)       2,303      33,306
Transfers for policy loans                                    --         (36,566)              --           --          --
Contract charges                                             (69)        (13,773)         (10,240)          --          --
Contract terminations:
   Surrender benefits                                    (31,529)       (525,497)        (448,787)        (449)         --
   Death benefits                                             --         (19,830)        (138,540)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         487,561      20,011,954       19,189,221       55,372     105,028
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
52 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  MF3             MF2             MF1         MF5(2)      MF4(2)

Operations
Investment income (loss) -- net                        $   3,983     $   850,012      $   786,511     $  3,899    $  3,949
Net realized gain (loss) on sales of investments         (51,222)       (824,018)      (2,177,581)      (6,336)     (3,688)
Distributions from capital gains                          20,944       3,229,895        4,109,822        4,877       4,462
Net change in unrealized appreciation or
   depreciation of investments                            (8,418)     (9,041,112)      (9,529,068)     (22,109)    (23,816)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (34,713)     (5,785,223)      (6,810,316)     (19,669)    (19,093)
=============================================================================================================================
Contract transactions
Contract purchase payments                                 1,364      29,272,168       15,747,009      490,049     436,050
Net transfers(1)                                         (40,660)     (5,450,002)      (4,313,328)       6,294      (2,988)
Transfers for policy loans                                    --         (81,485)              --           --          --
Annuity payments                                              --         (37,898)         (31,121)          --          --
Contact charges                                              (31)        (28,866)         (20,636)          --          --
Contract terminations:
   Surrender benefits                                   (106,487)     (1,278,760)      (1,155,121)          --          --
   Death benefits                                             --        (154,146)      (1,095,898)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (145,814)     22,241,011        9,130,905      496,343     433,062
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          278,357      35,997,068       49,925,169           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  97,830     $52,452,856      $52,245,758     $476,674    $413,969
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   295,986      37,760,282       53,096,445           --          --
Contract purchase payments                                 1,583      34,836,176       19,510,292      522,557     461,983
Net transfers(1)                                         (45,897)     (6,477,797)      (5,208,250)       8,162        (193)
Transfers for policy loans                                    --        (101,556)              --           --          --
Contract charges                                             (35)        (33,952)         (24,371)          --          --
Contract terminations:
   Surrender benefits                                   (131,561)     (1,527,227)      (1,431,683)          --          --
   Death benefits                                             --        (182,946)      (1,329,104)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         120,076      64,272,980       64,613,329      530,719     461,790
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
53 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  ND3             ND2             ND1         ND5(2)      ND4(2)

Operations
Investment income (loss) -- net                       $     (798)   $   (573,342)   $  (1,095,430)  $   (8,741) $  (12,483)
Net realized gain (loss) on sales of investments        (433,985)     (2,919,259)      (7,878,723)      (5,767)    (24,649)
Distributions from capital gains                           2,613         229,075          249,762           48          48
Net change in unrealized appreciation or
   depreciation of investments                          (148,644)    (62,280,465)     (57,715,115)    (521,615)   (523,988)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (580,814)    (65,543,991)     (66,439,506)    (536,075)   (561,072)
=============================================================================================================================
Contract transactions
Contract purchase payments                               142,999      77,762,083       43,058,058    4,815,164   3,734,594
Net transfers(1)                                        (112,827)      9,431,324         (152,920)   1,015,277     876,737
Transfers for policy loans                                (7,299)       (370,728)              --      (11,940)         --
Annuity payments                                              --         (72,907)        (136,428)          --          --
Contact charges                                             (797)       (299,746)        (155,172)          --          --
Contract terminations:
   Surrender benefits                                   (243,678)     (7,304,716)      (6,603,268)     (27,084)    (14,296)
   Death benefits                                             --      (1,565,414)      (3,383,835)          --      (1,021)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (221,602)     77,579,896       32,626,435    5,791,417   4,596,014
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,901,217     246,108,391      272,881,507           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,098,801    $258,144,296     $239,068,436   $5,255,342  $4,034,942
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                 3,252,328     276,053,946      307,319,932           --          --
Contract purchase payments                               177,174     100,818,617       56,760,406    5,433,353   4,101,520
Net transfers(1)                                         (77,133)      9,369,722       (2,392,297)   1,176,049     966,183
Transfers for policy loans                                (8,002)       (475,357)              --      (14,390)         --
Contract charges                                          (1,023)       (389,148)        (202,531)          --          --
Contract terminations:
   Surrender benefits                                   (314,339)     (9,620,229)      (9,227,585)     (30,430)    (17,282)
   Death benefits                                             --      (2,042,277)      (4,416,510)          --      (1,216)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,029,005     373,715,274      347,841,415    6,564,582   5,049,205
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
54 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  SV3             SV2             SV1         SV5(2)      SV4(2)

Operations
Investment income (loss) -- net                       $  (20,321)    $  (142,322)     $  (135,816)  $   (9,559) $  (11,881)
Net realized gain (loss) on sales of investments             994         (13,359)         (62,523)     (14,043)    (10,784)
Distributions from capital gains                          17,888         159,932          101,010       11,051       9,064
Net change in unrealized appreciation or
   depreciation of investments                          (608,764)     (4,882,493)      (2,894,370)    (254,613)   (305,019)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (610,203)     (4,878,242)      (2,991,699)    (267,164)   (318,620)
=============================================================================================================================
Contract transactions
Contract purchase payments                                60,999      26,379,690       15,186,765    2,570,076   2,182,749
Net transfers(1)                                         159,375      12,091,017        7,708,199      631,437     500,420
Transfers for policy loans                                    --         (42,677)              --       (2,242)         --
Annuity payments                                              --          (2,285)          (4,475)          --          --
Contact charges                                             (375)        (12,546)          (8,322)          --          --
Contract terminations:
   Surrender benefits                                     (3,287)       (350,541)        (249,980)      (4,552)    (15,685)
   Death benefits                                             --         (99,878)        (110,824)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           216,712      37,962,780       22,521,363    3,194,719   2,667,484
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,717,389       7,380,411        6,762,828           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $4,323,898     $40,464,949      $26,292,492   $2,927,555  $2,348,864
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   411,004       6,885,287        6,314,047           --          --
Contract purchase payments                                59,827      25,298,820       14,851,259    2,644,769   2,169,600
Net transfers(1)                                         159,599      11,630,922        7,420,899      678,005     512,987
Transfers for policy loans                                    --         (42,778)              --       (2,065)         --
Contract charges                                            (403)        (13,811)          (9,114)          --          --
Contract terminations:
   Surrender benefits                                     (3,204)       (455,275)        (355,449)      (5,112)    (17,700)
   Death benefits                                             --        (104,371)        (122,160)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         626,823      43,198,794       28,099,482    3,315,597   2,664,887
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
55 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  IV3             IV2             IV1         IV5(2)      IV4(2)

Operations
Investment income (loss) -- net                        $   2,293     $    87,780      $    14,690   $    1,693   $     106
Net realized gain (loss) on sales of investments        (134,670)       (754,550)        (669,250)      (4,877)     (9,242)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (7,021)     (8,268,536)      (8,957,858)    (116,993)   (132,736)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (139,398)     (8,935,306)      (9,612,418)    (120,177)   (141,872)
=============================================================================================================================
Contract transactions
Contract purchase payments                                19,959      14,733,959        9,951,423    1,284,612   1,252,259
Net transfers(1)                                         104,499       6,093,063        8,444,429      355,600     201,686
Transfers for policy loans                                    --         (45,123)              --       (1,236)         --
Annuity payments                                              --          (6,961)         (13,083)          --          --
Contact charges                                              (50)        (24,245)         (16,686)          --          --
Contract terminations:
   Surrender benefits                                       (125)       (620,019)      (1,023,927)     (13,750)     (1,758)
   Death benefits                                             --        (114,352)        (337,450)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           124,283      20,016,322       17,004,706    1,625,226   1,452,187
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          605,729      28,328,739       32,012,342           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 590,614     $39,409,755      $39,404,630   $1,505,049  $1,310,315
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   770,207      35,957,387       40,574,978           --          --
Contract purchase payments                                30,090      21,767,822       14,707,250    1,476,669   1,427,906
Net transfers(1)                                         173,207       8,424,925       11,892,826      430,840     221,741
Transfers for policy loans                                    --         (60,886)              --       (1,298)         --
Contract charges                                             (69)        (37,229)         (25,356)          --          --
Contract terminations:
   Surrender benefits                                       (169)     (1,116,797)      (1,632,150)     (16,774)     (1,926)
   Death benefits                                             --        (164,278)        (506,841)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         973,266      64,770,944       65,010,707    1,889,437   1,647,721
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
56 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  FI3             FI2             FI1         FI5(2)      FI4(2)

Operations
Investment income (loss) -- net                       $   19,216    $  2,045,237     $  1,753,144   $   44,500  $   57,355
Net realized gain (loss) on sales of investments             599          64,371          191,251        2,919       7,474
Distributions from capital gains                           6,166         664,882          627,626       21,659      29,490
Net change in unrealized appreciation or
   depreciation of investments                            16,060       1,933,332        1,738,654       37,589      58,697
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        42,041       4,707,822        4,310,675      106,667     153,016
=============================================================================================================================
Contract transactions
Contract purchase payments                                57,819      81,760,298       51,945,608    5,570,686   7,519,444
Net transfers(1)                                         797,537       9,445,978       21,749,305      717,229     401,496
Transfers for policy loans                                    --        (104,587)              --       (1,198)         --
Annuity payments                                              --         (32,445)         (22,639)          --          --
Contact charges                                              (60)        (23,772)         (25,067)          --          --
Contract terminations:
   Surrender benefits                                    (34,766)     (3,057,259)      (3,172,722)     (35,740)     (8,616)
   Death benefits                                             --        (676,298)      (1,205,831)          --    (119,249)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           820,530      87,311,915       69,268,654    6,250,977   7,793,075
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          680,351      57,952,085       64,826,399           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,542,922    $149,971,822     $138,405,728   $6,357,644  $7,946,091
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   591,528      50,509,732       56,965,798           --          --
Contract purchase payments                                49,632      69,887,068       44,235,559    5,447,876   7,364,242
Net transfers(1)                                         662,666       7,839,941       18,788,681      695,143     405,206
Transfers for policy loans                                    --         (89,693)              --       (1,186)         --
Contract charges                                             (51)        (20,195)         (21,424)          --          --
Contract terminations:
   Surrender benefits                                    (29,134)     (2,688,557)      (2,784,436)     (34,767)     (8,384)
   Death benefits                                             --        (571,993)      (1,036,829)          --    (115,287)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,274,641     124,866,303      116,147,349    6,107,066   7,645,777
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
57 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  SC3             SC2             SC1         SC5(2)      SC4(2)

Operations
Investment income (loss) -- net                       $   (2,270)    $  (191,218)     $  (250,290)   $  (2,808)  $  (1,839)
Net realized gain (loss) on sales of investments         (62,221)       (221,368)        (258,710)      (2,076)       (850)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (38,976)     (4,712,134)      (4,777,707)     (43,621)    (31,020)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (103,467)     (5,124,720)      (5,286,707)     (48,505)    (33,709)
=============================================================================================================================
Contract transactions
Contract purchase payments                                36,724       6,345,570        4,111,489      676,596     347,330
Net transfers(1)                                         126,271       1,130,495        1,850,368      141,308     126,854
Transfers for policy loans                                   369         (23,188)              --           --          --
Annuity payments                                              --          (1,316)          (2,422)          --          --
Contact charges                                              (79)        (18,156)         (15,189)          --          --
Contract terminations:
   Surrender benefits                                   (118,641)       (754,461)        (555,102)      (2,688)     (1,569)
   Death benefits                                             --        (195,255)        (362,392)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            44,644       6,483,689        5,026,752      815,216     472,615
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          408,139      24,593,724       26,157,483           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 349,316     $25,952,693      $25,897,528     $766,711    $438,906
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   378,441      22,792,239       24,346,498           --          --
Contract purchase payments                                39,162       6,442,684        4,234,064      740,787     376,372
Net transfers(1)                                         105,489         994,879        1,735,676      162,652     141,807
Transfers for policy loans                                   390         (24,316)              --           --          --
Contract charges                                             (84)        (18,946)         (15,901)          --          --
Contract terminations:
   Surrender benefits                                   (130,735)       (788,471)        (581,296)      (3,088)     (1,851)
   Death benefits                                             --        (195,985)        (377,960)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         392,663      29,202,084       29,341,081      900,351     516,328
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
58 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  SA3             SA2             SA1         SA5(2)      SA4(2)

Operations
Investment income (loss) -- net                        $  (2,298)   $   (280,565)    $   (363,565)    $   (448)   $   (855)
Net realized gain (loss) on sales of investments        (203,598)     (6,429,387)     (15,379,249)      (3,575)     (5,512)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (11,779)     (8,853,948)        (687,288)     (10,623)    (19,305)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (217,675)    (15,563,900)     (16,430,102)     (14,646)    (25,672)
=============================================================================================================================
Contract transactions
Contract purchase payments                                27,190       9,244,590        4,006,638       98,588     137,171
Net transfers(1)                                          36,837      (7,727,360)      (9,046,635)      (1,475)      7,488
Transfers for policy loans                                (3,138)        (21,172)              --           --          --
Annuity payments                                              --          (6,943)         (11,563)          --          --
Contact charges                                             (325)        (47,734)         (29,138)          --          --
Contract terminations:
   Surrender benefits                                   (124,753)     (1,107,826)      (1,004,843)        (162)     (3,322)
   Death benefits                                             --        (165,130)        (414,666)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (64,189)        168,425       (6,500,207)      96,951     141,337
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          494,410      47,764,584       53,044,804           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 212,546    $ 32,369,109     $ 30,114,495     $ 82,305    $115,665
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   607,048      58,747,770       65,574,383           --          --
Contract purchase payments                                40,231      14,721,858        6,505,504      116,390     157,351
Net transfers(1)                                         (29,395)    (12,439,413)     (14,563,246)      (2,054)      7,912
Transfers for policy loans                                (3,950)        (33,649)              --           --          --
Contract charges                                            (476)        (73,996)         (44,718)          --          --
Contract terminations:
   Surrender benefits                                   (227,733)     (1,709,177)      (1,642,108)        (217)     (4,605)
   Death benefits                                             --        (254,906)        (647,024)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         385,725      58,958,487       55,182,791      114,119     160,658
=============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
59 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AC             2AC             1AC         5AC(2)      4AC(2)

Operations
Investment income (loss) -- net                          $   (34)    $   (38,996)     $   (35,916)   $  (1,288)  $  (1,554)
Net realized gain (loss) on sales of investments          (1,568)        (14,424)         (29,974)      (2,950)     (1,487)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                              (543)     (1,397,621)      (1,090,574)     (29,998)    (36,442)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        (2,145)     (1,451,041)      (1,156,464)     (34,236)    (39,483)
=============================================================================================================================
Contract transactions
Contract purchase payments                                 2,747       5,681,759        3,252,867      282,813     282,240
Net transfers(1)                                          (3,833)      2,505,265        1,872,367       48,392     104,645
Transfers for policy loans                                    --          (7,896)              --           --          --
Annuity payments                                              --              --               --           --          --
Contact charges                                               (5)         (2,585)          (2,057)          --          --
Contract terminations:
   Surrender benefits                                         --        (105,411)         (74,664)      (1,334)         --
   Death benefits                                             --         (13,995)              --           --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1,091)      8,057,137        5,048,513      329,871     386,885
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            5,956       1,669,796        1,669,759           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 2,720     $ 8,275,892      $ 5,561,808     $295,635    $347,402
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                     6,095       1,710,005        1,711,418           --          --
Contract purchase payments                                 3,075       6,787,600        3,850,087      328,278     322,161
Net transfers(1)                                          (5,456)      2,973,776        2,157,649       52,760     124,552
Transfers for policy loans                                    --          (9,625)              --           --          --
Contract charges                                              (6)         (3,462)          (2,762)          --          --
Contract terminations:
   Surrender benefits                                         --        (130,160)         (92,278)      (1,575)         --
   Death benefits                                             --         (15,017)              --           --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           3,708      11,313,117        7,624,114      379,463     446,713
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
60 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AD             2AD             1AD         5AD(2)      4AD(2)

Operations
Investment income (loss) -- net                         $   (271)    $   (26,625)      $  (23,874)   $  (1,786)  $  (2,170)
Net realized gain (loss) on sales of investments            (539)        (26,371)         (21,650)      (1,320)     (4,675)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (12,591)       (996,364)        (645,931)     (35,442)    (48,617)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (13,401)     (1,049,360)        (691,455)     (38,548)    (55,462)
=============================================================================================================================
Contract transactions
Contract purchase payments                                 1,918       3,285,832        2,114,267      359,645     347,872
Net transfers(1)                                         146,505       1,719,852        1,166,844      126,530      79,934
Transfers for policy loans                                    --          (4,393)              --           --          --
Annuity payments                                              --              --           (2,899)          --          --
Contact charges                                               (7)         (1,684)          (1,350)          --          --
Contract terminations:
   Surrender benefits                                         --         (44,529)         (65,243)      (3,597)       (726)
   Death benefits                                             --          (3,479)         (34,979)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           148,416       4,951,599        3,176,640      482,578     427,080
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            3,156       1,433,282        1,201,714           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $138,171     $ 5,335,521       $3,686,899     $444,030    $371,618
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                     3,211       1,459,193        1,224,392           --          --
Contract purchase payments                                 1,994       3,619,791        2,420,731      411,494     378,758
Net transfers(1)                                         175,093       1,963,655        1,314,459      145,195      85,152
Transfers for policy loans                                    --          (3,839)              --           --          --
Contract charges                                              (9)         (2,181)          (1,751)          --          --
Contract terminations:
   Surrender benefits                                         --         (51,361)        (105,065)      (4,392)       (862)
   Death benefits                                             --          (3,814)         (44,747)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         180,289       6,981,444        4,808,019      552,297     463,048
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
61 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AL             2AL             1AL         5AL(2)      4AL(2)

Operations
Investment income (loss) -- net                         $    (85)    $   (46,367)     $   (56,481)  $   (7,176) $  (11,715)
Net realized gain (loss) on sales of investments         (14,050)         (7,826)         (28,225)     (15,839)    (21,520)
Distributions from capital gains                           4,595         590,804          423,602       36,888      55,519
Net change in unrealized appreciation or
   depreciation of investments                           (27,646)     (5,364,132)      (3,733,546)    (322,065)   (487,637)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (37,186)     (4,827,521)      (3,394,650)    (308,192)   (465,353)
=============================================================================================================================
Contract transactions
Contract purchase payments                                72,168      21,174,367       14,859,137    2,761,387   2,726,916
Net transfers(1)                                          69,319      10,866,124        6,722,768      396,887   1,026,961
Transfers for policy loans                                    --         (27,102)              --       (6,196)         --
Annuity payments                                              --          (4,211)          (4,562)          --          --
Contact charges                                             (163)         (7,820)          (4,737)          --          --
Contract terminations:
   Surrender benefits                                     (4,407)       (232,752)        (138,018)     (12,524)     (3,313)
   Death benefits                                             --        (105,471)         (89,466)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           136,917      31,663,135       21,345,122    3,139,554   3,750,564
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          131,419       5,365,775        4,225,204           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $231,150     $32,201,389      $22,175,676   $2,831,362  $3,285,211
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   136,127       5,550,035        4,363,102           --          --
Contract purchase payments                                87,887      25,268,621       17,865,965    3,095,275   2,968,314
Net transfers(1)                                          91,492      12,934,549        7,913,134      428,424   1,107,214
Transfers for policy loans                                    --         (32,852)              --       (7,058)         --
Contract charges                                            (216)        (10,513)          (6,303)          --          --
Contract terminations:
   Surrender benefits                                     (5,572)       (385,192)        (252,129)     (13,860)     (3,970)
   Death benefits                                             --        (135,505)        (113,635)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         309,718      43,189,143       29,770,134    3,502,781   4,071,558
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
62   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AB             2AB             1AB         5AB(2)      4AB(2)

Operations
Investment income (loss) -- net                        $  (1,433)    $   (34,399)      $  (31,493)  $   (4,690) $   (6,222)
Net realized gain (loss) on sales of investments          29,917           1,807             (149)      (3,567)    (11,724)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (1,729)       (645,989)        (243,997)     (46,057)    (87,977)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        26,755        (678,581)        (275,639)     (54,314)   (105,923)
=============================================================================================================================
Contract transactions
Contract purchase payments                                52,337       7,690,125        5,391,597    1,090,404   1,201,124
Net transfers(1)                                         273,092       3,581,900        2,628,912      319,111     217,289
Transfers for policy loans                                    --          (7,562)              --         (953)         --
Annuity payments                                              --              --             (235)          --          --
Contact charges                                               (1)         (1,351)          (1,382)          --          --
Contract terminations:
   Surrender benefits                                        (98)        (62,272)         (20,618)      (4,314)     (8,918)
   Death benefits                                             --          (5,941)          (3,440)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           325,330      11,194,899        7,994,834    1,404,248   1,409,495
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          205,356         786,589          771,212           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $557,441     $11,302,907       $8,490,407   $1,349,934  $1,303,572
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   209,971         804,909          790,198           --          --
Contract purchase payments                                55,284       7,880,684        5,753,004    1,099,322   1,167,044
Net transfers(1)                                         340,429       3,713,042        2,759,063      322,952     213,675
Transfers for policy loans                                    --          (7,890)              --         (808)         --
Contract charges                                              (1)         (1,505)          (1,551)          --          --
Contract terminations:
   Surrender benefits                                       (124)        (69,108)         (27,088)      (4,363)     (9,758)
   Death benefits                                             --          (6,670)          (3,714)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         605,559      12,313,462        9,269,912    1,417,103   1,370,961
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
63   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AI             2AI             1AI         5AI(2)      4AI(2)

Operations
Investment income (loss) -- net                         $    559     $   (19,495)      $  (19,432)   $  (3,125)  $  (2,153)
Net realized gain (loss) on sales of investments          47,499          (4,245)         (21,695)      (5,300)     (6,962)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                              (809)     (1,277,854)        (907,389)     (74,613)    (46,467)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        47,249      (1,301,594)        (948,516)     (83,038)    (55,582)
=============================================================================================================================
Contract transactions
Contract purchase payments                                36,074       5,409,253        3,258,496      720,339     326,849
Net transfers(1)                                         102,513       2,498,827        2,016,223      169,780     108,546
Transfers for policy loans                                    --          (7,474)              --           --          --
Annuity payments                                              --              --           (1,280)          --          --
Contact charges                                               (2)         (2,365)          (1,792)          --          --
Contract terminations:
   Surrender benefits                                         --         (42,994)         (72,101)      (5,038)         --
   Death benefits                                             --         (11,304)         (31,092)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           138,585       7,843,943        5,168,454      885,081     435,395
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            1,235       1,817,484        1,796,795           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $187,069     $ 8,359,833       $6,016,733     $802,043    $379,813
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                     1,324       1,950,094        1,926,552           --          --
Contract purchase payments                                45,860       6,468,421        3,959,722      766,391     336,365
Net transfers(1)                                         206,703       3,040,704        2,458,533      183,783     111,717
Transfers for policy loans                                    --          (8,846)              --           --          --
Contract charges                                              (3)         (3,176)          (2,402)          --          --
Contract terminations:
   Surrender benefits                                         --         (55,096)        (102,171)      (5,679)         --
   Death benefits                                             --         (14,008)         (40,062)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         253,884      11,378,093        8,200,172      944,495     448,082
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
64   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3AV             2AV             1AV         5AV(2)      4AV(2)

Operations
Investment income (loss) -- net                         $   (275)    $   (80,091)     $   (76,061)  $  (10,908) $  (12,469)
Net realized gain (loss) on sales of investments            (811)         (2,486)         (24,439)      (9,458)     (6,291)
Distributions from capital gains                           8,681         671,809          626,430        5,413       4,879
Net change in unrealized appreciation or
   depreciation of investments                           (46,738)     (4,106,385)      (3,071,603)    (151,646)   (181,128)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (39,143)     (3,517,153)      (2,545,673)    (166,599)   (195,009)
=============================================================================================================================
Contract transactions
Contract purchase payments                                59,823      24,806,670       15,214,310    2,202,493   1,809,398
Net transfers(1)                                         262,878       9,715,110        7,590,600      507,108     517,668
Transfers for policy loans                                    --         (47,183)              --       (1,784)         --
Annuity payments                                              --            (995)         (14,209)          --          --
Contact charges                                             (202)        (12,993)          (9,135)          --          --
Contract terminations:
   Surrender benefits                                         --        (348,898)        (247,006)      (9,056)     (4,352)
   Death benefits                                             --        (111,802)        (179,919)      (9,616)       (991)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           322,499      33,999,909       22,354,641    2,689,145   2,321,723
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          150,940       7,631,737        7,740,301           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $434,296     $38,114,493      $27,549,269   $2,522,546  $2,126,714
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   145,573       7,356,170        7,297,887           --          --
Contract purchase payments                                63,338      25,702,004       15,988,379    2,320,756   1,852,546
Net transfers(1)                                         274,370      10,007,752        7,835,930      537,954     548,979
Transfers for policy loans                                    --         (49,957)              --       (2,005)         --
Contract charges                                            (225)        (14,709)         (10,333)          --          --
Contract terminations:
   Surrender benefits                                         --        (381,076)        (393,033)      (9,353)     (4,755)
   Death benefits                                             --        (122,816)        (195,848)     (10,845)     (1,138)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         483,056      42,497,368       30,522,982    2,836,507   2,395,632
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
65   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3SR             2SR             1SR         5SR(2)      4SR(2)

Operations
Investment income (loss) -- net                           $  150      $  174,613       $  162,092     $  4,839    $  4,509
Net realized gain (loss) on sales of investments            (120)        (76,939)         (92,885)        (429)       (648)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                              (839)       (853,336)        (957,880)      (8,782)    (12,900)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                          (809)       (755,662)        (888,673)      (4,372)     (9,039)
=============================================================================================================================
Contract transactions
Contract purchase payments                                   149       2,820,762        2,277,965      148,734     132,602
Net transfers(1)                                           1,370       1,554,841          997,129       44,400      69,867
Transfers for policy loans                                    --          (5,923)              --           --          --
Annuity payments                                              --            (171)              --           --          --
Contact charges                                               (4)         (7,167)          (3,091)          --          --
Contract terminations:
   Surrender benefits                                       (109)       (149,009)        (148,474)      (2,966)         --
   Death benefits                                             --         (27,160)         (51,565)          --     (10,234)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             1,406       4,186,173        3,071,964      190,168     192,235
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            5,638       3,996,635        5,403,539           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $6,235      $7,427,146       $7,586,830     $185,796    $183,196
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                     6,328       4,489,864        6,090,449           --          --
Contract purchase payments                                   172       3,443,325        2,814,172      166,858     140,290
Net transfers(1)                                           1,661       1,873,509        1,178,536       47,660      79,770
Transfers for policy loans                                    --          (6,433)              --           --          --
Contract charges                                              (5)         (8,865)          (3,849)          --          --
Contract terminations:
   Surrender benefits                                       (148)       (239,568)        (181,124)      (3,375)         --
   Death benefits                                             --         (31,839)         (66,118)          --     (11,586)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           8,008       9,519,993        9,832,066      211,143     208,474
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
66   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3FG             2FG             1FG         5FG(2)      4FG(2)

Operations
Investment income (loss) -- net                         $    851     $   (56,440)     $   (38,617)  $  (12,565) $  (17,453)
Net realized gain (loss) on sales of investments            (204)             --          (23,216)     (27,536)    (11,302)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (26,404)     (3,535,427)      (3,356,075)    (107,647)   (231,885)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (25,757)     (3,591,867)      (3,417,908)    (147,748)   (260,640)
=============================================================================================================================
Contract transactions
Contract purchase payments                                12,974      26,242,377       17,335,094    2,659,978   2,352,879
Net transfers(1)                                          73,117      11,743,411        8,169,496      585,103     909,216
Transfers for policy loans                                    --         (36,885)              --       (3,863)         --
Annuity payments                                              --          (4,762)         (11,199)          --          --
Contact charges                                               (2)        (11,669)          (8,717)          --          --
Contract terminations:
   Surrender benefits                                         --        (326,723)        (272,241)     (12,845)     (7,164)
   Death benefits                                             --        (145,557)        (111,343)      (9,895)         --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            86,089      37,460,192       25,101,090    3,218,478   3,254,931
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          132,379       6,353,602        8,322,960           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $192,711     $40,221,927      $30,006,142   $3,070,730  $2,994,291
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   132,462       6,362,646        8,177,315           --          --
Contract purchase payments                                13,970      29,790,636       19,577,536    2,990,987   2,528,602
Net transfers(1)                                          86,744      13,302,503        9,068,792      631,591     988,309
Transfers for policy loans                                    --         (42,731)              --       (4,465)         --
Contract charges                                              (3)        (14,131)         (10,527)          --          --
Contract terminations:
   Surrender benefits                                         --        (542,044)        (360,140)     (14,962)     (8,418)
   Death benefits                                             --        (170,721)        (133,389)     (11,495)         --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         233,173      48,686,158       36,319,587    3,591,656   3,508,493
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
67   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3FM             2FM             1FM         5FM(2)      4FM(2)

Operations
Investment income (loss) -- net                         $    211     $  (115,091)     $  (104,608)  $  (16,339) $  (19,080)
Net realized gain (loss) on sales of investments            (227)             --          (72,757)     (12,530)     (4,407)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (17,373)     (3,304,662)      (2,234,071)    (195,558)   (229,611)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (17,389)     (3,419,753)      (2,411,436)    (224,427)   (253,098)
=============================================================================================================================
Contract transactions
Contract purchase payments                                92,094      31,357,349       20,191,999    3,255,125   2,873,437
Net transfers(1)                                          94,444      12,293,441        8,528,618      744,513     566,110
Transfers for policy loans                                    --         (60,667)              --           --          --
Annuity payments                                              --          (4,578)          (1,247)          --          --
Contact charges                                              (41)        (15,672)          (9,882)          --          --
Contract terminations:
   Surrender benefits                                     (3,112)       (319,868)        (230,161)     (16,497)     (8,453)
   Death benefits                                             --        (160,084)         (62,456)          --        (980)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           183,385      43,089,921       28,416,871    3,983,141   3,430,114
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          137,013       7,245,643        6,949,500           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $303,009     $46,915,811      $32,954,935   $3,758,714  $3,177,016
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   131,673       6,903,484        6,689,131           --          --
Contract purchase payments                                95,615      31,664,963       20,629,517    3,417,303   2,951,794
Net transfers(1)                                         101,489      12,482,447        8,591,468      783,392     599,852
Transfers for policy loans                                    --         (64,722)              --           --          --
Contract charges                                             (44)        (16,996)         (10,747)          --          --
Contract terminations:
   Surrender benefits                                     (3,307)       (342,967)        (292,835)     (18,323)     (9,191)
   Death benefits                                             --        (168,693)         (65,146)          --      (1,112)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         325,426      50,457,516       35,541,388    4,182,372   3,541,343
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
68   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3FO             2FO             1FO         5FO(2)      4FO(2)

Operations
Investment income (loss) -- net                      $      (567)  $     (26,799)    $    (25,968)  $   (1,949)  $  (2,772)
Net realized gain (loss) on sales of investments          56,316         (88,249)         (23,479)      (8,998)     (1,116)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (3,144)     (1,573,298)      (1,248,421)     (53,946)    (67,536)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        52,605      (1,688,346)      (1,297,868)     (64,893)    (71,424)
=============================================================================================================================
Contract transactions
Contract purchase payments                                39,441       5,704,940        4,647,300      468,929     404,122
Net transfers(1)                                         146,294       3,924,365        2,317,123       54,151     171,513
Transfers for policy loans                                    --          (7,638)              --           --          --
Annuity payments                                              --            (554)          (2,834)          --          --
Contact charges                                              (13)         (2,400)          (2,277)          --          --
Contract terminations:
   Surrender benefits                                     (2,412)        (91,034)         (38,917)        (599)         --
   Death benefits                                             --         (39,094)         (26,589)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           183,310       9,488,585        6,893,806      522,481     575,635
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            6,712       2,028,833        2,036,350           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $242,627     $ 9,829,072       $7,632,288     $457,588    $504,211
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                     7,097       2,146,868        2,156,704           --          --
Contract purchase payments                                47,631       6,670,545        5,518,216      492,092     417,687
Net transfers(1)                                         272,093       4,535,758        2,601,433       61,289     192,430
Transfers for policy loans                                    --          (8,860)              --           --          --
Contract charges                                             (17)         (3,154)          (2,972)          --          --
Contract terminations:
   Surrender benefits                                     (2,533)       (132,784)        (117,307)        (681)         --
   Death benefits                                             --         (51,598)         (32,924)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         324,271      13,156,775       10,123,150      552,700     610,117
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
69   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3RE             2RE             1RE         5RE(2)      4RE(2)

Operations
Investment income (loss) -- net                       $    6,770    $  1,037,266      $   709,614 $     11,608 $    17,236
Net realized gain (loss) on sales of investments           5,054            (619)           1,982      (26,041)     (7,178)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (9,803)     (2,049,365)      (1,334,802)     (92,601)   (123,059)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                         2,021      (1,012,718)        (623,206)    (107,034)   (113,001)
=============================================================================================================================
Contract transactions
Contract purchase payments                                59,931      30,039,447       18,431,897    2,721,456   2,521,281
Net transfers(1)                                         (35,080)     20,520,794       17,779,240      326,632     605,996
Transfers for policy loans                                  (368)        (60,082)              --       (1,591)         --
Annuity payments                                              --         (16,017)          (7,920)          --          --
Contact charges                                             (193)        (19,879)         (17,422)          --          --
Contract terminations:
   Surrender benefits                                    (30,646)     (1,459,045)      (1,310,057)     (24,759)     (2,410)
   Death benefits                                             --        (210,302)        (479,363)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (6,356)     48,794,916       34,396,375    3,021,738   3,124,867
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          283,986      32,992,245       26,463,745           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $279,651     $80,774,443      $60,236,914   $2,914,704  $3,011,866
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   210,936      24,476,850       19,803,454           --          --
Contract purchase payments                                43,076      21,491,940       13,449,716    2,599,839   2,410,057
Net transfers(1)                                         (26,836)     14,661,797       12,686,885      312,956     581,025
Transfers for policy loans                                  (269)        (42,735)              --       (1,582)         --
Contract charges                                            (139)        (14,453)         (12,767)          --          --
Contract terminations:
   Surrender benefits                                    (22,149)     (1,104,613)        (990,253)     (23,973)     (2,331)
   Death benefits                                             --        (151,466)        (345,834)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         204,619      59,317,320       44,591,201    2,887,240   2,988,751
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
70   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3SI             2SI             1SI         5SI(2)      4SI(2)

Operations
Investment income (loss) -- net                         $   (599)    $   (96,122)     $  (119,469)  $   (5,137) $   (5,358)
Net realized gain (loss) on sales of investments         (12,979)         (1,399)             161       (3,667)    (12,429)
Distributions from capital gains                           5,679         672,078          525,770       12,206      12,398
Net change in unrealized appreciation or
   depreciation of investments                           (33,497)     (4,282,792)      (3,037,959)     (98,690)   (111,262)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (41,396)     (3,708,235)      (2,631,497)     (95,288)   (116,651)
=============================================================================================================================
Contract transactions
Contract purchase payments                                24,863      15,962,169       10,037,443    1,672,768   1,223,343
Net transfers(1)                                         173,726      10,052,041        8,828,278      345,024     373,380
Transfers for policy loans                                    --         (51,308)              --           --          --
Annuity payments                                              --          (2,518)          (2,162)          --          --
Contact charges                                             (104)        (12,233)          (8,688)          --          --
Contract terminations:
   Surrender benefits                                    (16,317)       (610,575)        (476,219)     (16,481)     (3,515)
   Death benefits                                             --         (55,590)        (187,804)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           182,168      25,281,986       18,190,848    2,001,311   1,593,208
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          203,677      14,607,898       12,869,436           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $344,449     $36,181,649      $28,428,787   $1,906,023  $1,476,557
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   150,319      10,800,259        9,583,606           --          --
Contract purchase payments                                18,008      12,066,957        7,837,429    1,744,618   1,229,627
Net transfers(1)                                         125,791       7,473,331        6,653,181      347,357     384,113
Transfers for policy loans                                    --         (40,999)              --           --          --
Contract charges                                             (77)         (9,622)          (6,884)          --          --
Contract terminations:
   Surrender benefits                                    (12,248)       (502,154)        (371,207)     (17,450)     (3,865)
   Death benefits                                             --         (45,189)        (143,274)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         281,793      29,742,583       23,552,851    2,074,525   1,609,875
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
71  -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3MS             2MS             1MS         5MS(2)      4MS(2)

Operations
Investment income (loss) -- net                         $   (304)     $     (336)      $   (5,468)  $   (2,454) $   (2,043)
Net realized gain (loss) on sales of investments             (28)        (13,156)         (16,300)      (3,188)     (4,879)
Distributions from capital gains                              11          82,117           74,894        7,057      11,680
Net change in unrealized appreciation or
   depreciation of investments                           (10,395)       (722,518)        (591,167)     (67,907)    (98,227)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (10,716)       (653,893)        (538,041)     (66,492)    (93,469)
=============================================================================================================================
Contract transactions
Contract purchase payments                                 6,460       6,346,151        5,137,777    1,302,356   1,119,696
Net transfers(1)                                         114,769       2,713,369        2,069,471      311,996     241,940
Transfers for policy loans                                    --          (4,684)              --         (950)         --
Annuity payments                                              --              --               --           --          --
Contact charges                                               (1)         (1,555)          (1,128)          --          --
Contract terminations:
   Surrender benefits                                         --         (62,924)         (31,104)      (2,924)     (8,096)
   Death benefits                                             --              --             (849)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           121,228       8,990,357        7,174,167    1,610,478   1,353,540
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                9         909,798        1,074,799           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $110,521      $9,246,262       $7,710,925   $1,543,986  $1,260,071
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        10         942,403        1,114,064           --          --
Contract purchase payments                                 7,800       7,049,451        5,802,100    1,402,118   1,171,050
Net transfers(1)                                         122,617       3,028,916        2,272,671      336,793     256,239
Transfers for policy loans                                    --          (4,852)              --         (883)         --
Contract charges                                              (1)         (1,843)          (1,339)          --          --
Contract terminations:
   Surrender benefits                                         --         (71,862)         (35,909)      (3,267)     (8,980)
   Death benefits                                             --              --           (1,005)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         130,426      10,942,213        9,150,582    1,734,761   1,418,309
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
72   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3UE             2UE             1UE         5UE(2)      4UE(2)

Operations
Investment income (loss) -- net                       $     (756)   $    (63,009)    $   (197,745)    $  2,228  $     (370)
Net realized gain (loss) on sales of investments        (270,689)       (963,955)      (1,876,119)      (8,894)    (10,031)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            51,197     (12,166,443)     (12,710,694)     (51,028)   (178,276)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (220,248)    (13,193,407)     (14,784,558)     (57,694)   (188,677)
=============================================================================================================================
Contract transactions
Contract purchase payments                             1,206,208      10,890,917        7,150,831      652,283   1,033,928
Net transfers(1)                                      (1,302,594)       (426,261)      (1,161,061)     249,235     362,206
Transfers for policy loans                                (2,267)        (67,008)              --           --          --
Annuity payments                                              --          (7,182)         (16,261)          --          --
Contact charges                                             (203)        (32,335)         (26,694)          --          --
Contract terminations:
   Surrender benefits                                    (31,231)     (1,058,454)      (1,430,830)      (1,530)    (17,849)
   Death benefits                                             --        (132,712)        (740,275)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (130,087)      9,166,965        3,775,710      899,988   1,378,285
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          818,177      52,274,999       61,360,603           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $   467,842    $ 48,248,557     $ 50,351,755     $842,294  $1,189,608
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   943,339      60,342,746       71,184,706           --          --
Contract purchase payments                                19,129      14,587,614        9,599,116      748,262   1,104,149
Net transfers(1)                                        (224,012)     (1,295,472)      (2,260,621)     301,816     402,306
Transfers for policy loans                                (2,630)        (86,770)              --           --          --
Contract charges                                            (265)        (44,138)         (36,136)          --          --
Contract terminations:
   Surrender benefits                                    (41,285)     (1,515,015)      (1,999,970)      (1,888)    (23,436)
   Death benefits                                             --        (169,123)        (998,360)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         694,276      71,819,842       75,488,735    1,048,190   1,483,019
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
73   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3MC             2MC             1MC         5MC(2)      4MC(2)

Operations
Investment income (loss) -- net                         $  3,715     $   363,858      $   179,498   $   14,981  $   12,195
Net realized gain (loss) on sales of investments         (10,219)         (1,892)           1,096      (12,006)     (5,387)
Distributions from capital gains                           1,787         226,426          191,001        7,436       8,164
Net change in unrealized appreciation or
   depreciation of investments                           (48,745)     (5,353,378)      (4,290,020)    (143,491)   (216,041)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (53,462)     (4,764,986)      (3,918,425)    (133,080)   (201,069)
=============================================================================================================================
Contract transactions
Contract purchase payments                                36,908      25,706,114       15,937,064    2,108,887   2,033,410
Net transfers(1)                                         351,157      20,885,551       17,645,576      494,368     818,992
Transfers for policy loans                                 1,814         (35,100)              --           --          --
Annuity payments                                              --          (3,811)         (14,898)          --          --
Contact charges                                             (176)        (30,266)         (22,114)          --          --
Contract terminations:
   Surrender benefits                                    (24,392)     (1,420,380)      (1,528,386)      (5,927)     (7,052)
   Death benefits                                             --        (128,596)        (446,497)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           365,311      44,973,512       31,570,745    2,597,328   2,845,350
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          275,802      32,636,756       33,835,944           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $587,651     $72,845,282      $61,488,264   $2,464,248  $2,644,281
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   200,117      23,748,152       24,711,163           --          --
Contract purchase payments                                26,218      18,629,848       11,743,803    2,094,147   1,977,213
Net transfers(1)                                         240,159      14,927,262       12,652,556      495,037     806,850
Transfers for policy loans                                 1,188         (24,652)              --           --          --
Contract charges                                            (125)        (22,467)         (16,502)          --          --
Contract terminations:
   Surrender benefits                                    (17,903)     (1,083,441)      (1,221,085)      (6,097)     (7,326)
   Death benefits                                             --         (95,367)        (331,261)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         449,654      56,079,335       47,538,674    2,583,087   2,776,737
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
74   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3FS             2FS             1FS         5FS(2)      4FS(2)

Operations
Investment income (loss) -- net                           $    7      $    7,263        $     130     $  1,258    $    292
Net realized gain (loss) on sales of investments             (25)         (1,589)         (12,206)         756      (2,861)
Distributions from capital gains                               9          14,836            9,639        1,484       1,259
Net change in unrealized appreciation or
   depreciation of investments                              (350)       (608,683)        (398,526)      (9,451)    (38,662)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                          (359)       (588,173)        (400,963)      (5,953)    (39,972)
=============================================================================================================================
Contract transactions
Contract purchase payments                                 1,250       2,811,344        1,983,738      204,306     262,165
Net transfers(1)                                           2,062       1,328,077          621,874      258,736     164,573
Transfers for policy loans                                    --          (6,882)              --           --          --
Annuity payments                                              --              --               --           --          --
Contact charges                                               (5)         (1,717)          (1,502)          --          --
Contract terminations:
   Surrender benefits                                        (98)        (27,762)         (36,632)        (312)       (156)
   Death benefits                                             --              --           (9,421)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             3,209       4,103,060        2,558,057      462,730     426,582
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               10       1,043,826          869,140           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $2,860      $4,558,713       $3,026,234     $456,777    $386,610
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        10       1,081,186          900,903           --          --
Contract purchase payments                                 1,468       3,062,073        2,170,616      218,518     269,224
Net transfers(1)                                           2,142       1,470,576          692,619      308,061     177,155
Transfers for policy loans                                    --          (7,626)              --           --          --
Contract charges                                              (5)         (2,113)          (1,801)          --          --
Contract terminations:
   Surrender benefits                                       (131)        (32,282)         (43,471)        (316)       (172)
   Death benefits                                             --              --           (9,791)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           3,484       5,571,814        3,709,075      526,263     446,207
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
75 -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3TC             2TC             1TC         5TC(2)      4TC(2)

Operations
Investment income (loss) -- net                         $   (186)     $   (9,060)      $  (11,128)    $   (551)   $   (604)
Net realized gain (loss) on sales of investments         (32,625)        (29,282)         (73,896)         429      (7,032)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                              (112)       (716,596)        (720,545)     (31,192)    (26,647)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (32,923)       (754,938)        (805,569)     (31,314)    (34,283)
=============================================================================================================================
Contract transactions
Contract purchase payments                                34,154       1,445,708          889,647      114,702      70,366
Net transfers(1)                                              --         700,575          502,896       25,473      51,672
Transfers for policy loans                                    --          (1,965)              --           --          --
Annuity payments                                              --              --               --           --          --
Contact charges                                               (1)           (995)            (779)          --          --
Contract terminations:
   Surrender benefits                                         --         (20,127)         (30,204)      (1,292)        (28)
   Death benefits                                             --          (6,069)         (23,472)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            34,153       2,117,127        1,338,088      138,883     122,010
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               10         445,049          827,719           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  1,240      $1,807,238       $1,360,238     $107,569    $ 87,727
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        11         489,634          911,194           --          --
Contract purchase payments                                 2,566       2,277,851        1,343,681      152,836      82,162
Net transfers(1)                                              --       1,056,896          669,149       40,805      74,472
Transfers for policy loans                                    --          (3,157)              --           --          --
Contract charges                                              (1)         (2,039)          (1,582)          --          --
Contract terminations:
   Surrender benefits                                         --         (37,668)         (47,757)      (1,968)        (43)
   Death benefits                                             --         (12,640)         (30,126)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           2,576       3,768,877        2,844,559      191,673     156,591
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
76   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3MG             2MG             1MG         5MG(2)      4MG(2)

Operations
Investment income (loss) -- net                        $  (2,685)   $   (256,634)    $   (303,815)  $   (3,935)  $  (3,333)
Net realized gain (loss) on sales of investments         (84,627)       (793,817)      (1,108,330)      (2,249)     (4,914)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (84,925)    (10,765,671)      (9,711,494)    (126,071)    (75,217)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (172,237)    (11,816,122)     (11,123,639)    (132,255)    (83,464)
=============================================================================================================================
Contract transactions
Contract purchase payments                                31,554      10,417,521        6,229,638      884,800     451,282
Net transfers(1)                                         (96,311)      2,272,851        1,805,651       74,065     172,365
Transfers for policy loans                                 1,990         (32,639)              --           --          --
Annuity payments                                              --          (8,418)         (11,737)          --          --
Contact charges                                             (233)        (24,920)         (16,154)          --          --
Contract terminations:
   Surrender benefits                                        (89)       (657,839)        (817,902)      (1,050)     (1,081)
   Death benefits                                             --        (316,519)        (218,845)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (63,089)     11,650,037        6,970,651      957,815     622,566
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          617,667      34,000,110       34,386,783           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $382,341    $ 33,834,025     $ 30,233,795    $ 825,560    $539,102
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   913,438      50,211,519       51,051,303           --          --
Contract purchase payments                                49,936      18,279,637       11,062,365    1,007,998     519,054
Net transfers(1)                                        (180,943)      3,012,293        2,495,971       81,215     193,764
Transfers for policy loans                                 3,200         (56,899)              --           --          --
Contract charges                                            (439)        (45,941)         (29,908)          --          --
Contract terminations:
   Surrender benefits                                       (148)     (1,288,280)      (1,535,284)      (1,322)     (1,291)
   Death benefits                                             --        (535,914)        (381,887)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         785,044      69,576,415       62,662,560    1,087,891     711,527
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
77   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3MD             2MD             1MD         5MD(2)      4MD(2)

Operations
Investment income (loss) -- net                       $   (2,109)   $   (252,889)    $   (312,231)  $   (7,651) $   (8,103)
Net realized gain (loss) on sales of investments         (71,467)       (146,680)        (451,597)      (7,925)     (7,720)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (89,005)    (13,130,549)     (12,676,865)    (249,453)   (250,135)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (162,581)    (13,530,118)     (13,440,693)    (265,029)   (265,958)
=============================================================================================================================
Contract transactions
Contract purchase payments                                40,282      13,116,806        8,784,803    1,479,196   1,145,203
Net transfers(1)                                         (10,435)      6,737,157        4,934,262      318,433     409,842
Transfers for policy loans                                    --         (40,577)              --           --          --
Annuity payments                                              --          (2,833)          (1,677)          --          --
Contact charges                                             (145)        (24,506)         (16,420)          --          --
Contract terminations:
   Surrender benefits                                    (64,533)       (552,847)        (706,502)      (5,853)     (1,576)
   Death benefits                                             --        (217,950)        (222,963)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (34,831)     19,015,250       12,771,503    1,791,776   1,553,469
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          494,612      30,681,980       33,044,416           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 297,200    $ 36,167,112     $ 32,375,226   $1,526,747  $1,287,511
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   547,539      34,072,333       36,822,197           --          --
Contract purchase payments                                52,444      17,942,518       11,870,022    1,745,497   1,293,996
Net transfers(1)                                         (27,085)      8,458,842        6,033,466      373,579     491,967
Transfers for policy loans                                    --         (54,694)              --           --          --
Contract charges                                            (220)        (35,874)         (24,051)          --          --
Contract terminations:
   Surrender benefits                                    (87,608)       (829,539)      (1,000,783)      (7,353)     (2,101)
   Death benefits                                             --        (281,115)        (317,532)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         485,070      59,272,471       53,383,319    2,111,723   1,783,862
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
78   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3UT             2UT             1UT         5UT(2)      4UT(2)

Operations
Investment income (loss) -- net                         $  1,974      $   54,956       $   49,969     $    827    $  1,811
Net realized gain (loss) on sales of investments            (221)        (27,566)        (125,966)      (4,956)     (8,077)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (30,610)     (1,058,976)        (813,369)     (11,429)    (40,047)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (28,857)     (1,031,586)        (889,366)     (15,558)    (46,313)
=============================================================================================================================
Contract transactions
Contract purchase payments                                   903       4,182,357        2,280,914      186,408     334,547
Net transfers(1)                                              --       1,515,571        1,197,847       66,214      78,690
Transfers for policy loans                                    --         (13,399)              --           --          --
Annuity payments                                              --              --           (2,706)          --          --
Contact charges                                             (141)         (2,993)          (2,351)          --          --
Contract terminations:
   Surrender benefits                                        (93)       (104,789)        (190,723)      (2,461)       (941)
   Death benefits                                             --         (23,088)         (53,790)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               669       5,553,659        3,229,191      250,161     412,296
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          123,407       2,672,004        2,513,303           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 95,219     $ 7,194,077       $4,853,128     $234,603    $365,983
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   138,296       2,996,710        2,777,731           --          --
Contract purchase payments                                 1,235       5,729,510        3,128,074      207,301     352,527
Net transfers(1)                                              --       2,032,292        1,550,103       71,097      79,232
Transfers for policy loans                                    --         (18,926)              --           --          --
Contract charges                                            (213)         (4,601)          (3,600)          --          --
Contract terminations:
   Surrender benefits                                       (157)       (157,252)        (280,952)      (2,879)     (1,139)
   Death benefits                                             --         (34,276)         (78,077)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         139,161      10,543,457        7,093,279      275,519     430,620
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
79  -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3HS             2HS             1HS         5HS(2)      4HS(2)

Operations
Investment income (loss) -- net                         $   (633)    $   (42,173)      $  (33,448)   $  (2,497)  $  (3,186)
Net realized gain (loss) on sales of investments             (90)        (17,171)         (49,501)      (1,346)     (5,929)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           (26,477)     (1,122,822)        (758,201)     (49,270)    (56,128)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (27,200)     (1,182,166)        (841,150)     (53,113)    (65,243)
=============================================================================================================================
Contract transactions
Contract purchase payments                                13,448       5,850,268        3,107,073      393,032     456,767
Net transfers(1)                                             375       2,223,581        1,179,650      158,571      77,675
Transfers for policy loans                                    --         (12,920)              --           --          --
Annuity payments                                              --             (12)              --           --          --
Contact charges                                             (164)         (3,660)          (2,292)          --          --
Contract terminations:
   Surrender benefits                                       (106)        (72,617)         (57,239)      (1,323)       (272)
   Death benefits                                             --         (38,055)          (6,742)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            13,553       7,946,585        4,220,450      550,280     534,170
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          126,387       2,098,225        1,710,449           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $112,740     $ 8,862,644       $5,089,749     $497,167    $468,927
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   128,607       2,136,818        1,743,428           --          --
Contract purchase payments                                16,064       6,855,015        3,600,002      436,101     492,017
Net transfers(1)                                             475       2,581,647        1,309,278      182,694      91,458
Transfers for policy loans                                    --         (15,629)              --           --          --
Contract charges                                            (201)         (4,657)          (2,922)          --          --
Contract terminations:
   Surrender benefits                                       (137)        (89,519)         (68,112)      (1,539)       (322)
   Death benefits                                             --         (47,950)          (7,452)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         144,808      11,415,725        6,574,222      617,256     583,153
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
80   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3PI             2PI             1PI         5PI(2)      4PI(2)

Operations
Investment income (loss) -- net                         $    261     $   (30,152)     $   (29,006)  $   (6,370) $   (4,754)
Net realized gain (loss) on sales of investments         (15,784)         (2,471)          (6,066)      (6,476)     (6,464)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             5,176      (1,844,441)      (1,304,489)    (137,716)   (112,829)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (10,347)     (1,877,064)      (1,339,561)    (150,562)   (124,047)
=============================================================================================================================
Contract transactions
Contract purchase payments                                21,629      10,519,460        7,375,041    1,598,971     974,738
Net transfers(1)                                         280,228       5,479,955        3,825,599      348,740     345,682
Transfers for policy loans                                    --         (20,759)              --       (1,278)         --
Annuity payments                                              --             (20)              --           --          --
Contact charges                                               (1)         (3,327)          (2,589)          --          --
Contract terminations:
   Surrender benefits                                        (96)       (113,591)         (67,207)      (2,080)       (699)
   Death benefits                                             --         (43,467)         (34,903)          --        (679)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           301,760      15,818,251       11,095,941    1,944,353   1,319,042
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          402,161       2,363,246        2,092,135           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $693,574     $16,304,433      $11,848,515   $1,793,791  $1,194,995
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   418,356       2,460,406        2,180,274           --          --
Contract purchase payments                                22,774      12,139,721        8,647,322    1,709,305   1,016,413
Net transfers(1)                                         440,166       6,392,363        4,437,292      380,270     377,257
Transfers for policy loans                                    --         (23,498)              --       (1,255)         --
Contract charges                                              (1)         (4,278)          (3,291)          --          --
Contract terminations:                                        --
   Surrender benefits                                       (134)       (139,309)         (78,177)      (2,316)       (751)
   Death benefits                                             --         (52,700)         (45,568)          --        (824)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         881,161      20,772,705       15,137,852    2,086,004   1,392,095
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
81   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3VS             2VS             1VS         5VS(2)      4VS(2)

Operations
Investment income (loss) -- net                        $  (3,636)   $   (385,531)    $   (536,834)   $  (1,009)   $   (696)
Net realized gain (loss) on sales of investments        (376,548)     (5,661,623)     (12,292,996)        (544)       (566)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           116,409     (14,121,442)      (9,589,578)     (29,541)    (12,669)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (263,775)    (20,168,596)     (22,419,408)     (31,094)    (13,931)
=============================================================================================================================
Contract transactions
Contract purchase payments                                27,894       8,492,606        4,004,590      202,082     126,808
Net transfers(1)                                        (291,386)     (8,197,615)     (10,765,284)      25,098      27,293
Transfers for policy loans                                (3,812)        (92,203)              --           --          --
Annuity payments                                              --          (4,672)         (22,310)          --          --
Contact charges                                             (303)        (64,203)         (42,622)          --          --
Contract terminations:
   Surrender benefits                                    (93,099)     (1,210,509)      (1,547,977)      (1,166)         --
   Death benefits                                             --        (264,142)        (482,379)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (360,706)     (1,340,738)      (8,855,982)     226,014     154,101
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          934,611      63,852,496       74,483,171           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 310,130    $ 42,343,162     $ 43,207,781     $194,920    $140,170
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                 1,092,048      74,818,967       87,722,365           --          --
Contract purchase payments                                37,817      12,021,340        5,697,185      235,761     158,308
Net transfers(1)                                        (478,596)    (12,432,366)     (16,396,966)      32,541      34,104
Transfers for policy loans                                (4,546)       (125,199)              --           --          --
Contract charges                                            (447)        (93,898)         (61,956)          --          --
Contract terminations:
   Surrender benefits                                   (121,288)     (1,789,265)      (2,339,054)      (1,190)         --
   Death benefits                                             --        (366,986)        (691,817)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         524,988      72,032,593       73,929,757      267,112     192,412
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
82   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3SO             2SO             1SO         5SO(2)      4SO(2)

Operations
Investment income (loss) -- net                         $    210     $     1,093      $   (23,135)  $      (81) $   (3,709)
Net realized gain (loss) on sales of investments            (181)         (6,234)         (31,634)     (27,196)    (45,337)
Distributions from capital gains                           4,627         385,946          258,468       36,278      31,934
Net change in unrealized appreciation or
   depreciation of investments                           (46,961)     (4,121,068)      (3,135,858)    (280,597)   (350,441)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (42,305)     (3,740,263)      (2,932,159)    (271,596)   (367,553)
=============================================================================================================================
Contract transactions
Contract purchase payments                                42,580      13,250,420        7,749,316    1,584,132   1,687,406
Net transfers(1)                                          92,086       5,336,892        3,912,352      443,313     177,536
Transfers for policy loans                                    --         (11,837)              --           --          --
Annuity payments                                              --          (2,052)          (1,122)          --          --
Contact charges                                             (156)         (5,374)          (4,551)          --          --
Contract terminations:
   Surrender benefits                                        (82)       (178,643)        (114,206)      (3,431)    (13,722)
   Death benefits                                             --         (29,655)         (24,085)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           134,428      18,359,751       11,517,704    2,024,014   1,851,220
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          134,428       3,671,538        3,711,533           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $226,551     $18,291,026      $12,297,078   $1,752,418  $1,483,667
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   135,509       3,700,618        3,747,064           --          --
Contract purchase payments                                51,413      15,766,810        9,086,671    1,822,128   1,827,717
Net transfers(1)                                         127,770       6,267,410        4,515,474      522,485     175,474
Transfers for policy loans                                    --         (14,070)              --           --          --
Contract charges                                            (213)         (7,531)          (6,323)          --          --
Contract terminations:
   Surrender benefits                                       (130)       (275,225)        (180,687)      (4,336)    (18,281)
   Death benefits                                             --         (41,377)         (32,355)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         314,349      25,396,635       17,129,844    2,340,277   1,984,910
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
83   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                3IT             2IT              1IT          5IT(2)      4IT(2)
Operations
Investment income (loss) -- net                       $   (4,886)    $  (208,427)     $  (271,063)  $   (4,004)  $  (3,891)
Net realized gain (loss) on sales of investments        (114,517)       (204,841)        (753,804)      (3,286)     (5,255)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            61,802      (4,210,201)      (3,628,072)     (45,145)    (59,832)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (57,601)     (4,623,469)      (4,652,939)     (52,435)    (68,978)
=============================================================================================================================
Contract transactions
Contract purchase payments                                51,418       9,327,354        6,321,855    1,172,857     774,284
Net transfers(1)                                         491,742       3,973,057        4,285,898      214,314     212,173
Transfers for policy loans                                (5,505)        (35,902)              --         (962)         --
Annuity payments                                              --          (2,303)          (4,475)          --          --
Contact charges                                             (350)        (20,280)         (14,377)          --          --
Contract terminations:
   Surrender benefits                                    (51,547)       (543,855)        (739,923)      (6,931)       (127)
   Death benefits                                             --         (84,527)        (310,882)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           485,758      12,613,544        9,538,096    1,379,278     986,330
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          654,220      23,627,517       25,663,389           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,082,377     $31,617,592      $30,548,546   $1,326,843    $917,352
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   768,839      27,817,713       30,296,994           --          --
Contract purchase payments                                65,599      11,583,078        8,081,187    1,306,733     824,627
Net transfers(1)                                         713,258       5,032,907        5,288,582      225,488     230,513
Transfers for policy loans                                (6,332)        (44,915)              --       (1,120)         --
Contract charges                                            (434)        (25,558)         (18,094)          --          --
Contract terminations:
   Surrender benefits                                    (57,050)       (701,350)        (953,926)      (7,852)       (149)
   Death benefits                                             --        (107,873)        (385,906)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,483,880      43,554,002       42,308,837    1,523,249   1,054,991
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
84   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3SP             2SP             1SP         5SP(2)      4SP(2)

Operations
Investment income (loss) -- net                        $  (5,004)   $   (463,521)    $   (595,605)  $  (12,148) $  (15,328)
Net realized gain (loss) on sales of investments         (30,188)         (5,393)        (119,971)      (9,459)    (36,377)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                          (152,303)    (11,741,930)     (11,893,766)    (159,650)   (264,870)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (187,495)    (12,210,844)     (12,609,342)    (181,257)   (316,575)
=============================================================================================================================
Contract transactions
Contract purchase payments                                68,244      26,715,272       18,130,356    2,790,294   2,488,759
Net transfers(1)                                          34,504      14,825,155       12,140,991      584,723     497,034
Transfers for policy loans                                (3,199)        (75,788)              --       (1,629)         --
Annuity payments                                              --          (3,204)         (12,497)          --          --
Contact charges                                             (319)        (38,893)         (30,181)          --          --
Contract terminations:
   Surrender benefits                                    (51,246)     (1,229,699)      (1,477,203)     (20,405)    (12,056)
   Death benefits                                             --        (310,011)        (432,409)          --      (1,406)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            47,984      39,882,832       28,319,057    3,352,983   2,972,331
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          958,142      47,363,850       53,762,660           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $818,631    $ 75,035,838     $ 69,472,375   $3,171,726  $2,655,756
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   819,784      40,791,482       46,456,080           --          --
Contract purchase payments                                62,318      25,474,549       17,344,297    3,109,491   2,604,506
Net transfers(1)                                          11,404      13,657,813       11,022,673      648,350     542,206
Transfers for policy loans                                (2,805)        (74,886)              --       (1,905)         --
Contract charges                                            (293)        (38,015)         (29,565)          --          --
Contract terminations:
   Surrender benefits                                    (43,710)     (1,212,634)      (1,512,468)     (23,632)    (14,308)
   Death benefits                                             --        (287,226)        (428,044)          --      (1,727)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         846,698      78,311,083       72,852,973    3,732,304   3,130,677
=============================================================================================================================


--------------------------------------------------------------------------------
85   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2002 (continued)                  3IP             2IP             1IP         5IP(2)      4IP(2)

Operations
Investment income (loss) -- net                         $    (16)    $  (100,626)     $  (139,900)   $  (1,418)  $  (2,526)
Net realized gain (loss) on sales of investments          59,276         (52,369)        (260,970)      (2,038)     (1,909)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                             5,085      (1,811,344)      (1,621,411)     (12,604)    (32,099)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        64,345      (1,964,339)      (2,022,281)     (16,060)    (36,534)
=============================================================================================================================
Contract transactions
Contract purchase payments                                40,891       6,418,148        3,667,889      368,669     415,680
Net transfers(1)                                         122,639       3,342,871        3,071,393      111,040     141,412
Transfers for policy loans                                   368          (8,668)              --           --          --
Annuity payments                                              --          (8,020)          (9,929)          --          --
Contact charges                                              (66)         (8,330)          (6,612)          --          --
Contract terminations:
   Surrender benefits                                     (1,772)       (283,564)        (294,712)      (3,942)        (32)
   Death benefits                                             --         (29,409)        (155,011)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           162,060       9,423,028        6,273,018      475,767     557,060
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          184,363      11,604,651       14,291,834           --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $410,768     $19,063,340      $18,542,571     $459,707    $520,526
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   253,393      15,860,418       19,727,365           --          --
Contract purchase payments                                61,088       9,327,334        5,452,579      386,442     428,022
Net transfers(1)                                         323,069       4,850,797        4,492,775      117,278     138,457
Transfers for policy loans                                   553         (13,405)              --           --          --
Contract charges                                             (97)        (12,425)          (9,961)          --          --
Contract terminations:
   Surrender benefits                                     (2,404)       (437,013)        (577,996)      (4,333)        (35)
   Death benefits                                             --         (43,779)        (231,400)          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         635,602      29,531,927       28,853,362      499,387     566,444
=============================================================================================================================

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

(2)  For the period Feb. 13, 2002 (commencement of operations) to Dec. 31, 2002.

=============================================================================================================================


See accompanying notes to financial statements.


--------------------------------------------------------------------------------
86   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001                                CR3             CR2             CR1           CM3            CM2

Operations
Investment income (loss) -- net                         $   (727)    $   (91,410)     $  (130,576) $   232,236  $   6,693,209
Net realized gain (loss) on sale of investments         (155,527)     (1,446,808)      (1,013,877)        (180)        (5,115)
Distributions from capital gains                              --              --               --           --             --
Net change in unrealized appreciation or
   depreciation of investments                            77,338      (3,108,462)      (3,287,133)          (9)        (2,181)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (78,916)     (4,646,680)      (4,431,586)     232,047      6,685,913
================================================================================================================================
Contract transactions
Contract purchase payments                                 7,965       4,776,551        4,389,778   12,532,302    369,657,167
Net transfers(1)                                          46,804      (1,587,827)         594,595   (4,219,613)  (281,078,216)
Transfers for policy loans                                    --         (16,136)              --       (3,472)      (646,854)
Annuity payments                                              --         (14,795)          (8,738)          --        (10,821)
Contract charges                                             (67)        (11,664)          (8,792)        (422)       (34,717)
Contract terminations:
   Surrender benefits                                     (3,000)       (674,343)        (673,922)  (9,369,308)    (9,225,653)
   Death benefits                                             --         (79,495)        (292,495)          --       (913,821)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            51,702       2,392,291        4,000,426   (1,060,513)    77,747,085
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          249,515      22,498,228       20,805,184    7,047,238    182,627,717
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $222,301     $20,243,839      $20,374,024   $6,218,772  $  267,060,715
================================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   266,218      24,003,237       22,158,834    6,615,282    171,785,378
Contract purchase payments                                 9,392       5,867,959        5,314,026   11,574,554    341,825,045
Net transfers(1)                                          19,648      (2,553,526)         574,720   (3,894,708)  (259,751,737)
Transfers for policy loans                                    --         (19,854)              --       (3,192)      (603,310)
Contract charges                                             (82)        (14,838)         (11,157)        (385)       (31,998)
Contract terminations:
   Surrender benefits                                     (3,969)       (848,811)        (874,065)  (8,633,475)    (8,515,673)
   Death benefits                                             --        (107,334)        (383,402)          --       (837,718)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         291,207      26,326,833       26,778,956    5,658,076    243,869,987
================================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
87   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    CM1             BD3             BD2           BD1         DE3

Operations
Investment income (loss) -- net                    $   6,777,254      $   34,948      $ 3,511,227 $  4,472,512   $   1,754
Net realized gain (loss) on sale of investments           (6,224)          9,785           11,539       10,608      15,880
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            (1,569)         (5,986)          21,829      125,819      (3,401)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     6,769,461          38,747        3,544,595    4,608,939      14,233
=============================================================================================================================
Contract transactions
Contract purchase payments                           342,222,386         102,774       42,970,829   49,725,069      23,747
Net transfers(1)                                    (263,139,059)        578,387       18,805,553   21,962,987     193,867
Transfers for policy loans                                    --              --          (70,196)          --          --
Annuity payments                                          (8,031)             --          (29,070)     (16,215)         --
Contract charges                                         (36,516)            (18)         (11,523)     (14,674)        (76)
Contract terminations:
   Surrender benefits                                 (8,710,090)        (33,915)      (1,777,156)  (1,194,952)   (163,632)
   Death benefits                                     (3,529,330)             --         (426,007)    (879,328)         --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        66,799,360         647,228       59,462,430   69,582,887      53,906
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      216,160,455         435,921       32,903,174   46,643,337     219,745
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 289,729,276      $1,121,896      $95,910,199 $120,835,163   $ 287,884
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year               203,921,835         409,536       30,783,302   43,919,764     218,167
Contract purchase payments                           317,770,845          93,465       38,716,653   45,045,501      24,242
Net transfers(1)                                    (244,865,486)        511,400       16,518,832   19,675,405     198,574
Transfers for policy loans                                    --              --          (59,966)          --          --
Contract charges                                         (33,798)            (16)         (10,334)     (13,229)        (77)
Contract terminations:
   Surrender benefits                                 (8,070,470)        (29,839)      (1,594,166)  (1,077,005)   (159,457)
   Death benefits                                     (3,267,463)             --         (385,976)    (790,563)         --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     265,455,463         984,546       83,968,345  106,759,873     281,449
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
88   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    DE2             DE1             EM3           EM2         EM1

Operations
Investment income (loss) -- net                      $   130,806     $    75,573       $  (19,606)  $   (7,440) $   (7,822)
Net realized gain (loss) on sale of investments          (18,579)          6,237         (310,796)     (32,388)    (23,970)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                           400,925         318,919          257,738       30,375      24,439
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       513,152         400,729          (72,664)      (9,453)     (7,353)
=============================================================================================================================
Contract transactions
Contract purchase payments                            13,752,558      14,054,361                9      423,682     340,551
Net transfers(1)                                      19,259,054      14,212,636            1,302      224,616     306,917
Transfers for policy loans                               (45,235)             --               --            6          --
Annuity payments                                         (15,001)         (4,776)              --           --          --
Contract charges                                          (7,748)         (6,393)              --         (388)       (325)
Contract terminations:
   Surrender benefits                                   (909,530)       (479,935)              --      (15,340)    (38,486)
   Death benefits                                        (47,949)       (378,637)              --           --      (3,324)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        31,986,149      27,397,256            1,311      632,576     605,333
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       12,314,922      14,383,005        3,745,755      667,909     510,421
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $44,814,223     $42,180,990       $3,674,402   $1,291,032  $1,108,401
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                12,123,600      14,226,644            1,252      905,842     693,177
Contract purchase payments                            13,564,035      13,856,380               14      610,461     474,542
Net transfers(1)                                      18,634,557      14,080,483            2,003      296,013     437,651
Transfers for policy loans                               (44,661)             --               --            8          --
Contract charges                                          (7,724)         (6,381)              --         (585)       (495)
Contract terminations:
   Surrender benefits                                   (894,796)       (485,399)              --      (22,297)    (58,645)
   Death benefits                                        (46,843)       (372,450)              --           --      (4,724)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      43,328,168      41,299,277            3,269    1,789,442   1,541,506
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
89   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                ES3(2)          ES2(2)          ES1(2)          GB3         GB2

Operations
Investment income (loss) -- net                       $   (7,461)     $   (4,556)      $   (5,336)    $  3,420 $   374,108
Net realized gain (loss) on sale of investments          (47,771)           (755)          (3,305)       6,523       8,801
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                            85,247         166,115          145,238       (3,993)   (248,055)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        30,015         160,804          136,597        5,950     134,854
=============================================================================================================================
Contract transactions
Contract purchase payments                             2,001,788       1,104,678        1,223,750        4,415   3,913,988
Net transfers(1)                                          30,841       1,222,298          865,376      243,869   4,150,291
Transfers for policy loans                                    --          (2,271)              --           --      (7,782)
Annuity payments                                              --              --               --           --        (223)
Contract charges                                              --             (93)             (51)          (6)     (2,027)
Contract terminations:
   Surrender benefits                                         --          (8,855)            (821)          --    (238,993)
   Death benefits                                             --              --             (420)          --     (49,779)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         2,032,629       2,315,757        2,087,834      248,278   7,765,475
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --               --        4,209   9,199,006
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,062,644      $2,476,561       $2,224,431     $258,437 $17,099,335
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --               --        4,092   8,967,857
Contract purchase payments                                 1,930       1,194,587        1,328,039        4,248   3,840,138
Net transfers(1)                                          35,746       1,306,648          911,692      241,119   4,053,818
Transfers for policy loans                                    --          (2,764)              --           --      (6,265)
Contract charges                                              --             (98)             (55)          (6)     (1,972)
Contract terminations:
   Surrender benefits                                         --          (9,603)            (829)          --    (233,242)
   Death benefits                                             --              --             (495)          --     (48,247)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          37,676       2,488,770        2,238,352      249,453  16,572,087
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
90   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    GB1             GR3             GR2           GR1         EI3

Operations
Investment income (loss) -- net                      $   515,000      $   (6,112)    $   (644,742)$   (854,224) $  151,488
Net realized gain (loss) on sale of investments            7,743        (626,041)      (2,056,467)  (2,571,206)   (222,323)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                          (374,661)         96,024      (31,681,624) (33,312,633)    124,421
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       148,082        (536,129)     (34,382,833) (36,738,063)     53,586
=============================================================================================================================
Contract transactions
Contract purchase payments                             6,302,051          87,097       22,672,049   16,856,244      28,149
Net transfers(1)                                       4,226,401        (341,843)       5,300,049    6,551,337     318,431
Transfers for policy loans                                    --             383          (73,853)          --          --
Annuity payments                                              --              --          (13,230)      (8,261)         --
Contract charges                                          (3,360)           (391)         (82,403)     (50,870)        (81)
Contract terminations:
   Surrender benefits                                   (251,279)        (32,568)      (1,542,695)  (1,763,967)     (6,983)
   Death benefits                                       (265,966)             --         (577,553)    (876,449)         --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,007,847        (287,322)      25,682,364   20,708,034     339,516
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       14,463,486       1,650,456       92,620,324  100,465,370   1,082,352
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $24,619,415      $  827,005     $ 83,919,855 $ 84,435,341  $1,475,454
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                14,136,694       1,761,529       97,753,895  106,410,129   1,185,569
Contract purchase payments                             6,194,256         115,884       29,129,404   21,363,294      30,373
Net transfers(1)                                       4,148,142        (539,779)       5,493,506    6,683,732     340,788
Transfers for policy loans                                    --             552          (91,133)          --          --
Contract charges                                          (3,291)           (553)        (119,314)     (71,973)        (85)
Contract terminations:
   Surrender benefits                                   (245,710)        (52,214)      (2,109,768)  (2,419,809)     (7,408)
   Death benefits                                       (259,921)             --         (871,044)  (1,201,738)         --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      23,970,170       1,285,419      129,185,546  130,763,635   1,549,237
=============================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
91   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    EI2             EI1             IE3           IE2         IE1

Operations
Investment income (loss) -- net                      $ 4,393,097     $ 6,782,428        $   2,231  $    55,628 $    37,851
Net realized gain (loss) on sale of investments         (160,883)       (303,977)         273,137   (1,771,542) (3,129,842)
Distributions from capital gains                              --              --               --           --          --
Net change in unrealized appreciation or
   depreciation of investments                        (3,021,874)     (4,672,141)          15,747   (2,564,164) (1,774,706)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     1,210,340       1,806,310          291,115   (4,280,078) (4,866,697)
=============================================================================================================================
Contract transactions
Contract purchase payments                            17,068,500      26,521,344            8,016    3,347,153   2,526,895
Net transfers(1)                                       9,900,374       9,620,050         (320,543)  (1,055,780)    322,065
Transfers for policy loans                               (18,715)             --               --       (2,785)         --
Annuity payments                                          (7,176)         (9,476)              --       (1,816)     (5,487)
Contract charges                                          (7,504)        (12,818)             (43)      (7,519)     (5,833)
Contract terminations:
   Surrender benefits                                 (1,163,675)     (1,051,390)         (11,447)    (528,184)   (208,700)
   Death benefits                                       (412,002)       (777,077)              --      (79,529)   (134,254)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        25,359,802      34,290,633         (324,017)   1,671,540   2,494,686
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       28,915,641      47,919,805           76,699   13,261,738  14,922,547
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $55,485,783     $84,016,748        $  43,797  $10,653,200 $12,550,536
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                31,722,406      52,654,863           80,621   13,967,274  15,669,531
Contract purchase payments                            18,004,587      28,119,894           11,347    4,307,312   3,247,058
Net transfers(1)                                      10,328,772       9,999,258          (12,152)  (1,622,539)    239,461
Transfers for policy loans                               (33,737)             --               --       (4,766)         --
Contract charges                                          (7,970)        (13,626)             (55)     (10,211)     (7,867)
Contract terminations:
   Surrender benefits                                 (1,230,737)     (1,120,170)         (14,573)    (707,757)   (289,347)
   Death benefits                                       (435,132)       (826,853)              --     (108,239)   (194,512)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      58,348,189      88,813,366           65,188   15,821,074  18,664,324
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
92   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    MF3             MF2             MF1           ND3            ND2

Operations
Investment income (loss) -- net                         $  5,143     $   605,079    $   743,187    $   (11,509)  $ (1,077,220)
Net realized gain (loss) on sale of investments          (34,787)       (613,772)      (532,527)    (1,421,391)      (826,428)
Distributions from capital gains                              --              --             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                            18,304      (4,117,880)    (5,943,562)       616,580    (36,023,903)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (11,340)     (4,126,573)    (5,732,902)      (816,320)   (37,927,551)
================================================================================================================================
Contract transactions
Contract purchase payments                               164,766      10,904,709     12,432,772        223,803     69,607,526
Net transfers(1)                                         (18,863)        436,226      2,859,791       (456,464)    30,242,168
Transfers for policy loans                                    --         (62,185)            --            521       (300,355)
Annuity payments                                              --         (28,440)       (32,558)            --        (64,007)
Contract charges                                             (36)        (18,959)       (16,001)          (708)      (209,732)
Contract terminations:
   Surrender benefits                                     (9,000)     (1,016,110)      (883,015)      (270,298)    (4,656,885)
   Death benefits                                             --        (251,211)    (1,023,983)            --     (1,242,509)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           136,867       9,964,030     13,337,006       (503,146)    93,376,206
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          152,830      30,159,611     42,321,065      4,220,683    190,659,736
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $278,357     $35,997,068    $49,925,169    $ 2,901,217   $246,108,391
================================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   144,523      28,347,806     39,809,954      3,919,497    177,036,037
Contract purchase payments                               162,392      10,883,619     12,624,783        240,350     75,517,249
Net transfers(1)                                          (1,215)        (71,035)     2,672,442       (608,454)    30,544,238
Transfers for policy loans                                    --         (62,503)            --            588       (327,660)
Contract charges                                             (36)        (19,991)       (16,866)          (777)      (234,162)
Contract terminations:
   Surrender benefits                                     (9,678)     (1,055,709)      (933,490)      (298,876)    (5,097,329)
   Death benefits                                             --        (261,905)    (1,060,378)            --     (1,384,427)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         295,986      37,760,282     53,096,445      3,252,328    276,053,946
================================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
93   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                  ND1           SV3(3)          SV2(3)        SV1(3)        IV3

Operations
Investment income (loss) -- net                    $  (1,772,223)     $   (9,094)    $   (8,569)    $   (9,562) $     (131)
Net realized gain (loss) on sale of investments       (1,450,035)          9,538            122            134  (1,765,553)
Distributions from capital gains                              --              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                       (43,582,529)        305,354        719,093        636,330     893,596
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   (46,804,787)        305,798        710,646        626,902    (872,088)
=============================================================================================================================
Contract transactions
Contract purchase payments                            59,630,863       4,012,515      4,402,590      4,132,831       2,851
Net transfers(1)                                      31,815,657         399,076      2,286,137      2,005,237     433,418
Transfers for policy loans                                    --              --           (822)            --          --
Annuity payments                                        (106,582)             --             --             --          --
Contract charges                                        (122,887)             --             --             --          (8)
Contract terminations:
   Surrender benefits                                 (4,269,471)             --         (6,910)        (2,142) (8,248,026)
   Death benefits                                     (3,154,328)             --        (11,230)            --      (3,318)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        83,793,252       4,411,591      6,669,765      6,135,926  (7,815,083)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      235,893,042              --             --             --   9,292,900
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $272,881,507      $4,717,389     $7,380,411     $6,762,828  $  605,729
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year               219,315,532              --             --             --     285,103
Contract purchase payments                            63,685,877          12,780      4,576,323      4,265,176       3,071
Net transfers(1)                                      32,657,262         398,224      2,327,936      2,050,945     513,204
Transfers for policy loans                                    --              --           (891)            --          --
Contract charges                                        (135,276)             --             --             --         (10)
Contract terminations:
   Surrender benefits                                 (4,683,672)             --         (6,804)        (2,074)    (26,869)
   Death benefits                                     (3,519,791)             --        (11,277)            --      (4,292)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     307,319,932         411,004      6,885,287      6,314,047     770,207
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
94   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    IV2             IV1             FI3           FI2         FI1

Operations
Investment income (loss) -- net                      $    32,791     $    (8,959)      $ 13,713    $ 1,386,303 $ 1,602,320
Net realized gain (loss) on sale of investments         (116,886)       (266,630)         5,365        105,834     115,344
Distributions from capital gains                              --              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                        (1,793,989)     (2,445,276)        (1,551)       183,508     303,044
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    (1,878,084)     (2,720,865)        17,527      1,675,645   2,020,708
=============================================================================================================================
Contract transactions
Contract purchase payments                            11,375,665      13,255,005         47,030     45,451,233  41,951,942
Net transfers(1)                                      10,347,928       9,098,862        623,192     (5,340,773) (3,649,829)
Transfers for policy loans                                (8,382)             --         (8,413)        13,336          --
Annuity payments                                          (4,371)        (12,768)            --        (21,104)    (17,845)
Contract charges                                          (6,867)         (5,261)            --         (4,504)     (5,991)
Contract terminations:
   Surrender benefits                                   (302,197)       (298,965)            --     (1,246,093) (1,083,884)
   Death benefits                                        (92,554)       (171,996)            --       (132,028) (1,132,180)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        21,309,222      21,864,877        661,809     38,720,067  36,062,213
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        8,897,601      12,868,330          1,015     17,556,373  26,743,478
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $28,328,739     $32,012,342       $680,351    $57,952,085 $64,826,399
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                 9,811,519      14,083,617            934     16,257,973  24,654,215
Contract purchase payments                            13,932,671      16,088,251         41,646     40,630,026  37,617,335
Net transfers(1)                                      12,722,058      11,020,795        556,291     (5,159,591) (3,318,511)
Transfers for policy loans                               (10,599)             --         (7,343)        14,016          --
Contract charges                                          (8,769)         (6,709)            --         (4,001)     (5,337)
Contract terminations:
   Surrender benefits                                   (375,218)       (389,780)            --     (1,110,127)   (970,409)
   Death benefits                                       (114,275)       (221,196)            --       (118,564) (1,011,495)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      35,957,387      40,574,978        591,528     50,509,732  56,965,798
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
95   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                               Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                  SC3             SC2             SC1

Operations
Investment income (loss) -- net                        $  (2,670)    $  (151,301)   $  (209,229)
Net realized gain (loss) on sale of investments          (30,350)       (102,425)       (78,014)
Distributions from capital gains                              --              --             --
Net change in unrealized appreciation or
   depreciation of investments                             7,734        (831,931)      (950,703)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (25,286)     (1,085,657)    (1,237,946)
==================================================================================================
Contract transactions
Contract purchase payments                                15,918       5,837,161      5,853,998
Net transfers(1)                                         223,978       3,277,581      3,157,833
Transfers for policy loans                                    64         (22,951)            --
Annuity payments                                              --            (151)        (2,360)
Contract charges                                             (73)        (10,559)        (9,334)
Contract terminations:
   Surrender benefits                                   (138,514)       (501,925)      (385,481)
   Death benefits                                             --        (146,546)      (199,328)
--------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           101,373       8,432,610      8,415,328
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                          332,052      17,246,771     18,980,101
--------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 408,139     $24,593,724    $26,157,483
==================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   286,198      14,830,157     16,348,580
Contract purchase payments                                15,253       5,537,409      5,556,365
Net transfers(1)                                         205,147       3,075,969      3,010,893
Transfers for policy loans                                    64         (22,722)            --
Contract charges                                             (74)        (10,209)        (9,009)
Contract terminations:
   Surrender benefits                                   (128,147)       (478,787)      (373,745)
   Death benefits                                             --        (139,578)      (186,586)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                         378,441      22,792,239     24,346,498
==================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
96   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                     Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                   SA3             SA2           SA1       3AC(4)

Operations
Investment income (loss) -- net                         $  (2,764)  $   (265,336)  $   (427,976)     $   (6)
Net realized gain (loss) on sale of investments          (670,328)    (2,587,418)    (4,487,060)         --
Distributions from capital gains                               --             --             --         479
Net change in unrealized appreciation or
   depreciation of investments                            336,284    (18,639,966)   (20,948,920)        (13)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (336,808)   (21,492,720)   (25,863,956)        460
==============================================================================================================
Contract transactions
Contract purchase payments                                 48,432     12,570,125      9,246,850         275
Net transfers(1)                                         (181,643)       887,054          1,648       5,221
Transfers for policy loans                                    457        (42,648)            --          --
Annuity payments                                               --         (9,925)       (10,453)         --
Contract charges                                             (370)       (48,827)       (33,125)         --
Contract terminations:
   Surrender benefits                                     (10,151)    (1,190,958)      (913,800)         --
   Death benefits                                              --       (242,645)      (471,176)         --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (143,275)    11,922,176      7,819,944       5,496
--------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           974,493     57,335,128     71,088,816          --
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 494,410   $ 47,764,584   $ 53,044,804      $5,956
==============================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                    798,425     46,977,698     58,413,697          --
Contract purchase payments                                 55,944     13,376,509      9,712,757         291
Net transfers(1)                                         (236,405)       114,697       (929,954)      5,804
Transfers for policy loans                                    539        (51,536)            --          --
Contract charges                                             (405)       (55,627)       (37,329)         --
Contract terminations:
   Surrender benefits                                     (11,050)    (1,350,333)    (1,025,427)         --
   Death benefits                                              --       (263,638)      (559,361)         --
--------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          607,048     58,747,770     65,574,383       6,095
==============================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
97   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                2AC(4)          1AC(4)          3AD(4)        2AD(4)      1AD(4)

Operations
Investment income (loss) -- net                       $   (1,721)     $   (2,608)        $   (3)    $   (1,641) $   (1,907)
Net realized gain (loss) on sale of investments               --          (7,432)            --         (6,225)         --
Distributions from capital gains                         108,945         113,227             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                           (21,754)         (1,017)           240        100,285      85,443
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        85,470         102,170            237         92,419      83,536
=============================================================================================================================
Contract transactions
Contract purchase payments                               998,022       1,272,672            578      1,026,467     837,295
Net transfers(1)                                         586,627         295,221          2,341        317,468     280,883
Transfers for policy loans                                    --              --             --         (1,038)         --
Annuity payments                                              --              --             --             --          --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                       (323)           (304)            --         (2,034)         --
   Death benefits                                             --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,584,326       1,567,589          2,919      1,340,863   1,118,178
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,669,796      $1,669,759         $3,156     $1,433,282  $1,201,714
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --             --          --
Contract purchase payments                             1,087,142       1,389,052            622      1,120,921     919,601
Net transfers(1)                                         623,218         322,693          2,589        341,550     304,791
Transfers for policy loans                                    --              --             --         (1,060)         --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                       (355)           (327)            --         (2,218)         --
   Death benefits                                             --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,710,005       1,711,418          3,211      1,459,193   1,224,392
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
98   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                3AL(4)          2AL(4)          1AL(4)        3AB(4)      2AB(4)

Operations
Investment income (loss) -- net                         $    (90)     $   (5,751)    $   (6,103)      $    (65)   $   (740)
Net realized gain (loss) on sale of investments            3,162            (310)            (3)             2        (381)
Distributions from capital gains                              --              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                            (1,307)        149,955        130,188          5,410      32,400
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                         1,765         143,894        124,082          5,347      31,279
=============================================================================================================================
Contract transactions
Contract purchase payments                               129,654       3,677,719      3,116,862              9     571,388
Net transfers(1)                                              --       1,550,983        985,097        200,000     184,088
Transfers for policy loans                                    --          (1,703)            --             --          --
Annuity payments                                              --            (164)          (289)            --          --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                         --          (4,954)          (548)            --        (166)
   Death benefits                                             --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           129,654       5,221,881      4,101,122        200,009     755,310
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $131,419      $5,365,775     $4,225,204       $205,356    $786,589
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --             --          --
Contract purchase payments                               136,127       3,920,141      3,331,999             10     608,110
Net transfers(1)                                              --       1,636,834      1,031,695        209,961     196,975
Transfers for policy loans                                    --          (1,783)            --             --          --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                         --          (5,157)          (592)            --        (176)
   Death benefits                                             --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         136,127       5,550,035      4,363,102        209,971     804,909
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
99   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                1AB(4)          3AI(4)          2AI(4)        1AI(4)      3AV(4)

Operations
Investment income (loss) -- net                        $  (1,028)         $   (1)    $   (2,098)    $   (2,701)   $   (116)
Net realized gain (loss) on sale of investments                3              --           (268)            --       4,300
Distributions from capital gains                              --              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                            36,094              51         20,730         20,221       2,477
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        35,069              50         18,364         17,520       6,661
=============================================================================================================================
Contract transactions
Contract purchase payments                               574,902           1,185      1,227,141      1,267,311     141,399
Net transfers(1)                                         161,241              --        573,507        512,649       2,880
Transfers for policy loans                                    --              --             --             --          --
Annuity payments                                              --              --             --            (35)         --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                         --              --         (1,528)          (277)         --
   Death benefits                                             --              --             --           (373)         --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           736,143           1,185      1,799,120      1,779,275     144,279
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $771,212          $1,235     $1,817,484     $1,796,795    $150,940
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --             --          --
Contract purchase payments                               618,416           1,324      1,328,329      1,372,449     142,560
Net transfers(1)                                         171,782              --        623,429        554,816       3,013
Transfers for policy loans                                    --              --             --             --          --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                         --              --         (1,664)          (304)         --
   Death benefits                                             --              --             --           (409)         --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         790,198           1,324      1,950,094      1,926,552     145,573
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
100   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                2AV(4)          1AV(4)            3SR           2SR         1SR

Operations
Investment income (loss) -- net                       $   (9,729)     $  (11,475)        $  198     $  131,183  $  170,068
Net realized gain (loss) on sale of investments               --          (3,473)          (122)       (15,222)    (32,915)
Distributions from capital gains                              --              --            104         73,349      98,967
Net change in unrealized appreciation or
   depreciation of investments                           507,102         470,877           (308)      (348,450)   (464,785)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       497,373         455,929           (128)      (159,140)   (228,665)
=============================================================================================================================
Contract transactions
Contract purchase payments                             5,344,703       5,828,858            830      1,627,761   2,027,795
Net transfers(1)                                       1,868,268       1,457,582            340      1,370,419   2,100,155
Transfers for policy loans                                  (732)             --             --        (15,288)         --
Annuity payments                                             (63)           (819)            --             --          --
Contract charges                                              --              --             --         (2,458)     (1,091)
Contract terminations:
   Surrender benefits                                    (12,707)         (1,249)          (122)       (57,223)   (107,149)
   Death benefits                                        (65,105)             --             --         (2,099)    (14,150)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         7,134,364       7,284,372          1,048      2,921,112   4,005,560
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --          4,718      1,234,663   1,626,644
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $7,631,737      $7,740,301         $5,638     $3,996,635  $5,403,539
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --          4,896      1,282,907   1,692,742
Contract purchase payments                             5,522,293       5,997,971            876      1,779,788   2,218,817
Net transfers(1)                                       1,912,474       1,301,188            693      1,513,134   2,315,274
Transfers for policy loans                                  (705)             --             --        (16,900)         --
Contract charges                                              --              --             --         (2,766)     (1,219)
Contract terminations:
   Surrender benefits                                    (12,833)         (1,272)          (137)       (63,819)   (119,334)
   Death benefits                                        (65,059)             --             --         (2,480)    (15,831)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       7,356,170       7,297,887          6,328      4,489,864   6,090,449
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
101   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                3FG(4)          2FG(4)          1FG(4)        3FM(4)      2FM(4)

Operations
Investment income (loss) -- net                         $    (31)     $   (7,836)    $  (12,618)      $    (41) $   (8,449)
Net realized gain (loss) on sale of investments               --              --             --              1          --
Distributions from capital gains                              --              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                             1,212         224,707        282,907          2,901     351,139
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                         1,181         216,871        270,289          2,861     342,690
=============================================================================================================================
Contract transactions
Contract purchase payments                                 1,186       4,338,296      5,965,121          9,152   5,165,530
Net transfers(1)                                         130,012       1,823,373      2,091,085        125,000   1,782,687
Transfers for policy loans                                    --            (715)            --             --      (2,340)
Annuity payments                                              --              --           (726)            --        (427)
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                         --         (24,223)        (2,809)            --      (5,687)
   Death benefits                                             --              --             --             --     (36,810)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           131,198       6,136,731      8,052,671        134,152   6,902,953
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $132,379      $6,353,602     $8,322,960       $137,013  $7,245,643
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --             --          --
Contract purchase payments                                 1,277       4,505,678      6,188,074          9,244   5,216,209
Net transfers(1)                                         131,185       1,882,174      1,992,080        122,429   1,732,488
Transfers for policy loans                                    --            (729)            --             --      (2,332)
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                         --         (24,477)        (2,839)            --      (5,595)
   Death benefits                                             --              --             --             --     (37,286)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         132,462       6,362,646      8,177,315        131,673   6,903,484
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
102   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                1FM(4)          3FO(4)          2FO(4)        1FO(4)        3RE

Operations
Investment income (loss) -- net                       $  (10,706)         $   (5)    $   (2,672)    $   (3,354)   $  6,928
Net realized gain (loss) on sale of investments               --              --           (130)           118      20,183
Distributions from capital gains                              --              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                           355,168              99         45,398         28,981       2,232
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       344,462              94         42,596         25,745      29,343
=============================================================================================================================
Contract transactions
Contract purchase payments                             5,128,614           6,618      1,262,715      1,566,086       8,238
Net transfers(1)                                       1,477,269              --        724,187        444,528      68,584
Transfers for policy loans                                    --              --             --             --          --
Annuity payments                                              --              --             --             --          --
Contract charges                                              --              --             --             --         (72)
Contract terminations:
   Surrender benefits                                       (443)             --           (665)            (9)     (1,253)
   Death benefits                                           (402)             --             --             --      (6,040)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         6,605,038           6,618      1,986,237      2,010,605      69,457
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --             --             --     185,186
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $6,949,500          $6,712     $2,028,833     $2,036,350    $283,986
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --             --     147,540
Contract purchase payments                             5,194,892           7,097      1,369,471      1,683,221       6,495
Net transfers(1)                                       1,495,095              --        778,105        473,492      62,644
Transfers for policy loans                                    --              --             --             --          --
Contract charges                                              --              --             --             --         (55)
Contract terminations:
   Surrender benefits                                       (450)             --           (708)            (9)     (1,036)
   Death benefits                                           (406)             --             --             --      (4,652)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       6,689,131           7,097      2,146,868      2,156,704     210,936
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
103   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    2RE             1RE             3SI           2SI         1SI

Operations
Investment income (loss) -- net                      $   543,489     $   438,336       $   (167)   $   (31,465)$   (45,755)
Net realized gain (loss) on sale of investments            7,290          10,478         (8,415)        51,980     104,043
Distributions from capital gains                              --              --          2,370        184,139     160,532
Net change in unrealized appreciation or
   depreciation of investments                         1,105,161         906,281          6,700        856,927     774,134
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     1,655,940       1,355,095            488      1,061,581     992,954
=============================================================================================================================
Contract transactions
Contract purchase payments                            10,446,964       8,885,161         33,993      4,522,531   4,041,752
Net transfers(1)                                      12,674,981       8,981,834        164,697      5,794,604   4,664,868
Transfers for policy loans                               (27,212)             --             --         (2,027)         --
Annuity payments                                          (3,884)         (1,844)            --         (1,529)     (1,810)
Contract charges                                          (3,675)         (3,956)           (20)        (2,860)     (2,243)
Contract terminations:
   Surrender benefits                                   (294,970)       (213,105)        (6,564)      (151,486)   (193,616)
   Death benefits                                        (67,577)       (261,009)            --        (12,078)    (82,052)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        22,724,627      17,387,081        192,106     10,147,155   8,426,899
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        8,611,678       7,721,569         11,083      3,399,162   3,449,583
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $32,992,245     $26,463,745       $203,677    $14,607,898 $12,869,436
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                 6,879,005       6,181,452          9,257      2,846,415   2,896,941
Contract purchase payments                             8,159,536       6,986,100         25,689      3,562,029   3,191,589
Net transfers(1)                                       9,745,835       7,011,251        120,960      4,524,344   3,715,737
Transfers for policy loans                               (21,550)             --             --         (1,530)         --
Contract charges                                          (2,877)         (3,111)           (15)        (2,263)     (1,779)
Contract terminations:
   Surrender benefits                                   (230,473)       (166,798)        (5,572)      (119,134)   (151,482)
   Death benefits                                        (52,626)       (205,440)            --         (9,602)    (67,400)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      24,476,850      19,803,454        150,319     10,800,259   9,583,606
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
104   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                3MS(4)          2MS(4)          1MS(4)          3UE         2UE

Operations
Investment income (loss) -- net                              $--       $  (1,015)    $   (1,361)      $   (127)$  (119,452)
Net realized gain (loss) on sale of investments               --          (4,175)            30        (23,375)   (226,579)
Distributions from capital gains                              --              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                                --          31,264         33,928        (64,516) (5,877,468)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                            --          26,074         32,597        (88,018) (6,223,499)
=============================================================================================================================
Contract transactions
Contract purchase payments                                     9         649,697        837,177         29,985  11,891,552
Net transfers(1)                                              --         235,110        205,025        328,864   5,262,528
Transfers for policy loans                                    --              --             --            (53)    (24,460)
Annuity payments                                              --              --             --             --      (7,300)
Contract charges                                              --              --             --           (200)    (25,706)
Contract terminations:
   Surrender benefits                                         --          (1,083)            --        (24,224)   (660,399)
   Death benefits                                             --              --             --             --    (223,897)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 9         883,724      1,042,202        334,372  16,212,318
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --             --        571,823  42,286,180
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $  9        $909,798     $1,074,799       $818,177 $52,274,999
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --        577,230  42,626,277
Contract purchase payments                                    10         694,027        895,612         32,330  13,184,883
Net transfers(1)                                              --         249,528        218,452        362,668   5,578,691
Transfers for policy loans                                    --              --             --            (60)    (27,757)
Contract charges                                              --              --             --           (224)    (29,269)
Contract terminations:
   Surrender benefits                                         --          (1,152)            --        (28,605)   (742,451)
   Death benefits                                             --              --             --             --    (247,628)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              10         942,403      1,114,064        943,339  60,342,746
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
105   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                  1UE             3MC             2MC           1MC       3FS(4)

Operations
Investment income (loss) -- net                      $  (273,701)       $  1,658     $  141,950    $    89,023         $--
Net realized gain (loss) on sale of investments         (413,490)         (3,466)        17,660         87,648          --
Distributions from capital gains                              --          12,617      1,468,606      1,516,830          --
Net change in unrealized appreciation or
   depreciation of investments                        (7,282,490)           (676)       801,503        906,258           1
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    (7,969,681)         10,133      2,429,719      2,599,759           1
=============================================================================================================================
Contract transactions
Contract purchase payments                            11,247,637          81,997      9,221,589      9,032,982           9
Net transfers(1)                                       5,103,333         227,145     12,104,964     10,002,095          --
Transfers for policy loans                                    --          (4,996)       (15,381)            --          --
Annuity payments                                         (15,794)             --         (1,322)        (4,549)         --
Contract charges                                         (21,579)            (83)        (8,207)        (6,832)         --
Contract terminations:
   Surrender benefits                                   (953,975)        (56,438)      (329,366)      (232,786)         --
   Death benefits                                       (656,027)             --       (170,149)      (209,063)         --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        14,703,595         247,625     20,802,128     18,581,847           9
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       54,626,689          18,044      9,404,909     12,654,338          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $61,360,603        $275,802    $32,636,756    $33,835,944        $ 10
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                55,239,000          14,593      7,621,857     10,264,919          --
Contract purchase payments                            12,436,157          65,228      7,185,335      7,058,847          10
Net transfers(1)                                       5,367,228         167,062      9,348,264      7,737,981          --
Transfers for policy loans                                    --          (3,853)       (12,103)            --          --
Contract charges                                         (24,432)            (65)        (6,403)        (5,370)         --
Contract terminations:
   Surrender benefits                                 (1,083,166)        (42,848)      (256,934)      (180,113)         --
   Death benefits                                       (750,081)             --       (131,864)      (165,101)         --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      71,184,706         200,117     23,748,152     24,711,163          10
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
106   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                2FS(4)          1FS(4)          3TC(4)        2TC(4)      1TC(4)

Operations
Investment income (loss) -- net                       $   (1,348)      $  (1,459)           $--       $   (459)  $  (1,183)
Net realized gain (loss) on sale of investments             (224)              8             --             --         (33)
Distributions from capital gains                           4,132           3,430             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                            46,701          27,144              1         27,249      48,864
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        49,261          29,123              1         26,790      47,648
=============================================================================================================================
Contract transactions
Contract purchase payments                               740,869         615,076              9        272,604     620,220
Net transfers(1)                                         253,940         230,715             --        146,055     160,253
Transfers for policy loans                                    --              --             --            (40)         --
Annuity payments                                              --              --             --             --          --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                       (244)         (5,774)            --           (360)       (402)
   Death benefits                                             --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           994,565         840,017              9        418,259     780,071
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,043,826        $869,140           $ 10       $445,049    $827,719
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --             --          --
Contract purchase payments                               805,555         660,567             11        322,446     732,687
Net transfers(1)                                         275,889         246,490             --        167,632     178,929
Transfers for policy loans                                    --              --             --            (44)         --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                       (258)         (6,154)            --           (400)       (422)
   Death benefits                                             --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,081,186         900,903             11        489,634     911,194
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
107   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    3MG             2MG             1MG           3MD         2MD

Operations
Investment income (loss) -- net                        $  (2,289)    $  (174,581)   $  (236,686)     $  (2,118)$  (155,358)
Net realized gain (loss) on sale of investments         (107,641)        (62,660)      (163,423)       (34,274)    (26,764)
Distributions from capital gains                           3,682         193,086        202,473         11,262     576,479
Net change in unrealized appreciation or
   depreciation of investments                           (25,399)     (6,415,382)    (6,873,424)        12,810    (833,867)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (131,647)     (6,459,537)    (7,071,060)       (12,320)   (439,510)
=============================================================================================================================
Contract transactions
Contract purchase payments                               141,372      13,407,756     12,812,258         49,174  11,309,994
Net transfers(1)                                         125,534       9,808,312      9,300,911        127,146   8,326,647
Transfers for policy loans                                   (16)        (11,334)            --             --     (21,488)
Annuity payments                                              --          (3,017)        (2,646)            --      (1,028)
Contract charges                                             (72)        (11,958)        (8,618)           (98)    (11,665)
Contract terminations:
   Surrender benefits                                       (123)       (308,843)      (393,028)        (6,910)   (250,725)
   Death benefits                                             --        (129,532)      (140,271)            --     (33,747)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           266,695      22,751,384     21,568,606        169,312  19,317,988
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          482,619      17,708,263     19,889,237        337,620  11,803,502
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 617,667     $34,000,110    $34,386,783       $494,612 $30,681,980
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                   532,539      19,520,956     21,973,127        352,144  12,307,954
Contract purchase payments                               208,754      18,104,083     17,264,583         56,265  12,741,013
Net transfers(1)                                         172,490      13,220,164     12,582,742        147,288   9,389,635
Transfers for policy loans                                   (23)        (16,378)            --             --     (25,357)
Contract charges                                            (104)        (18,019)       (12,803)          (115)    (14,113)
Contract terminations:
   Surrender benefits                                       (218)       (428,241)      (561,954)        (8,043)   (289,439)
   Death benefits                                             --        (171,046)      (194,392)            --     (37,360)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         913,438      50,211,519     51,051,303        547,539  34,072,333
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
108   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                  1MD           3UT(4)          2UT(4)        1UT(4)      3HS(4)

Operations
Investment income (loss) -- net                      $  (217,120)       $    (81)    $   (3,369)    $   (4,238)   $    (84)
Net realized gain (loss) on sale of investments          (36,363)         (2,782)          (681)       (10,225)      3,560
Distributions from capital gains                         641,417              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                          (884,200)          1,545        (34,930)       (34,480)     (2,371)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (496,266)         (1,318)       (38,980)       (48,943)      1,105
=============================================================================================================================
Contract transactions
Contract purchase payments                            10,978,441         124,725      2,173,364      2,124,621     125,282
Net transfers(1)                                       8,706,484              --        542,525        439,371          --
Transfers for policy loans                                    --              --           (516)            --          --
Annuity payments                                            (817)             --             --           (268)         --
Contract charges                                          (7,125)             --             --             --          --
Contract terminations:
   Surrender benefits                                   (328,860)             --         (4,389)        (1,478)         --
   Death benefits                                       (214,216)             --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        19,133,907         124,725      2,710,984      2,562,246     125,282
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       14,406,775              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $33,044,416        $123,407     $2,672,004     $2,513,303    $126,387
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                15,060,304              --             --             --          --
Contract purchase payments                            12,549,526         138,296      2,393,768      2,344,463     128,607
Net transfers(1)                                       9,841,991              --        608,446        434,984          --
Transfers for policy loans                                    --              --           (568)            --          --
Contract charges                                          (8,555)             --             --             --          --
Contract terminations:
   Surrender benefits                                   (378,057)             --         (4,936)        (1,716)         --
   Death benefits                                       (243,012)             --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      36,822,197         138,296      2,996,710      2,777,731     128,607
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
109   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                2HS(4)          1HS(4)          3PI(4)        2PI(4)      1PI(4)

Operations
Investment income (loss) -- net                       $   (2,632)     $   (2,478)      $   (127)    $   (2,691) $   (3,052)
Net realized gain (loss) on sale of investments              159             151              1           (471)         84
Distributions from capital gains                              --              --             --             --          --
Net change in unrealized appreciation or
   depreciation of investments                             2,523           5,205          2,278         50,124      52,532
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                            50           2,878          2,152         46,962      49,564
=============================================================================================================================
Contract transactions
Contract purchase payments                             1,650,070       1,390,896              9      1,525,823   1,534,262
Net transfers(1)                                         450,753         321,405        400,000        790,874     508,344
Transfers for policy loans                                  (807)             --             --             --          --
Annuity payments                                              --              --             --             --          --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                     (1,841)         (4,730)            --           (413)        (35)
   Death benefits                                             --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         2,098,175       1,707,571        400,009      2,316,284   2,042,571
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,098,225      $1,710,449       $402,161     $2,363,246  $2,092,135
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --              --             --             --          --
Contract purchase payments                             1,681,017       1,420,572             10      1,623,905   1,640,626
Net transfers(1)                                         458,508         327,778        418,346        836,932     539,684
Transfers for policy loans                                  (835)             --             --             --          --
Contract charges                                              --              --             --             --          --
Contract terminations:
   Surrender benefits                                     (1,872)         (4,922)            --           (431)        (36)
   Death benefits                                             --              --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,136,818       1,743,428        418,356      2,460,406   2,180,274
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
110   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                  3VS             2VS             1VS         3SO(4)      2SO(4)

Operations
Investment income (loss) -- net                       $   (6,355)   $   (448,604)  $   (718,809)      $    415  $    9,349
Net realized gain (loss) on sale of investments         (438,325)       (449,268)    (2,011,055)         8,142      (1,277)
Distributions from capital gains                         163,984       6,840,074      8,994,193         20,545     408,628
Net change in unrealized appreciation or
   depreciation of investments                          (303,292)    (31,629,377)   (40,243,494)       (21,828)   (180,468)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (583,988)    (25,687,175)   (33,979,165)         7,274     236,232
=============================================================================================================================
Contract transactions
Contract purchase payments                                99,376      19,660,439     15,797,036        127,154   2,364,635
Net transfers(1)                                        (271,807)      6,897,008      6,556,174             --   1,074,013
Transfers for policy loans                                   383         (33,928)            --             --          --
Annuity payments                                              --          (6,159)       (11,857)            --         (71)
Contract charges                                            (338)        (55,900)       (42,306)            --          --
Contract terminations:
   Surrender benefits                                    (30,701)     (1,021,512)    (1,205,261)            --      (3,271)
   Death benefits                                             --        (290,696)      (866,383)            --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (203,087)     25,149,252     20,227,403        127,154   3,435,306
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,721,686      64,390,419     88,234,933             --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  934,611    $ 63,852,496   $ 74,483,171       $134,428  $3,671,538
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                 1,330,395      49,764,177     68,406,853             --          --
Contract purchase payments                               100,690      20,196,251     15,971,024        135,509   2,559,785
Net transfers(1)                                        (306,017)      6,352,975      5,571,397             --   1,144,282
Transfers for policy loans                                   424         (34,193)            --             --          --
Contract charges                                            (380)        (63,132)       (47,229)            --          --
Contract terminations:
   Surrender benefits                                    (33,064)     (1,112,370)    (1,323,108)            --      (3,449)
   Death benefits                                             --        (284,741)      (856,572)            --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,092,048      74,818,967     87,722,365        135,509   3,700,618
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
111   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                                              Segregated Asset Subaccounts

Period ended December 31, 2001 (continued)                1SO(4)            3IT             2IT           1IT         3SP

Operations
Investment income (loss) -- net                       $    7,835       $  (3,283)  $   (163,619)  $   (234,391) $   (4,873)
Net realized gain (loss) on sale of investments           (1,524)       (272,864)      (260,443)      (695,201)     36,829
Distributions from capital gains                         454,410         177,936      6,456,348      7,477,081          --
Net change in unrealized appreciation or
   depreciation of investments                          (223,060)        (26,983)   (11,400,356)   (12,695,973)     83,242
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       237,661        (125,194)    (5,368,070)    (6,148,484)    115,198
=============================================================================================================================
Contract transactions
Contract purchase payments                             2,560,919         120,217      6,525,652      5,516,656      56,138
Net transfers(1)                                         913,494          23,742      3,196,285      3,132,241    (230,847)
Transfers for policy loans                                    --            (799)       (22,174)            --          --
Annuity payments                                              --              --         (2,146)        (3,039)         --
Contract charges                                              --            (382)       (15,572)       (11,914)       (202)
Contract terminations:
   Surrender benefits                                       (541)        (13,798)      (385,501)      (284,371)    (23,788)
   Death benefits                                             --              --       (132,811)      (232,447)         --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,473,872         128,980      9,163,733      8,117,126    (198,699)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --         650,434     19,831,854     23,694,747   1,041,643
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,711,533       $ 654,220   $ 23,627,517   $ 25,663,389  $  958,142
=============================================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                        --         599,215     18,245,122     21,844,002     990,217
Contract purchase payments                             2,769,914         132,754      6,894,850      5,822,402      50,060
Net transfers(1)                                         977,748          52,731      3,288,789      3,201,244    (198,497)
Transfers for policy loans                                    --          (1,130)       (31,299)            --          --
Contract charges                                              --            (415)       (16,769)       (12,672)       (186)
Contract terminations:
   Surrender benefits                                       (598)        (14,316)      (416,135)      (305,412)    (21,810)
   Death benefits                                             --              --       (146,845)      (252,570)         --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,747,064         768,839     27,817,713     30,296,994     819,784
=============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
112   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                    Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                 2SP             1SP

Operations
Investment income (loss) -- net                   $  (237,638)    $  (364,004)
Net realized gain (loss) on sale of investments        (5,616)         (2,457)
Distributions from capital gains                           --              --
Net change in unrealized appreciation or
   depreciation of investments                      3,898,993       4,610,313
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  3,655,739       4,243,852
================================================================================
Contract transactions
Contract purchase payments                         10,940,739      10,704,962
Net transfers(1)                                    8,429,669       8,497,550
Transfers for policy loans                            (29,819)             --
Annuity payments                                       (1,601)         (7,788)
Contract charges                                      (20,088)        (16,721)
Contract terminations:
   Surrender benefits                                (519,636)       (498,756)
   Death benefits                                    (112,238)       (541,875)
--------------------------------------------------------------------------------
Increase (decrease) from contract transactions     18,687,026      18,137,372
--------------------------------------------------------------------------------
Net assets at beginning of year                    25,021,085      31,381,436
--------------------------------------------------------------------------------
Net assets at end of year                         $47,363,850     $53,762,660
================================================================================
Accumulation unit activity
Units outstanding at beginning of year             23,812,549      29,881,218
Contract purchase payments                         10,053,634       9,799,940
Net transfers(1)                                    7,550,055       7,725,129
Transfers for policy loans                            (28,015)             --
Contract charges                                      (18,584)        (15,497)
Contract terminations:
   Surrender benefits                                (474,882)       (452,233)
   Death benefits                                    (103,275)       (482,477)
--------------------------------------------------------------------------------
Units outstanding at end of year                   40,791,482      46,456,080
================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
113  -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Statements of Changes in Net Assets

                                                              Segregated Asset Subaccounts

Year ended December 31, 2001 (continued)                    3IP             2IP             1IP

Operations
Investment income (loss) -- net                         $   (713)    $   (70,072)   $  (112,489)
Net realized gain (loss) on sale of investments          (11,802)        (38,721)       (50,200)
Distributions from capital gains                             953          32,329         40,919
Net change in unrealized appreciation or
   depreciation of investments                            (9,460)     (2,476,219)    (3,156,967)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (21,022)     (2,552,683)    (3,278,737)
=================================================================================================
Contract transactions
Contract purchase payments                                 5,085       3,536,625      4,029,595
Net transfers(1)                                         148,913       3,104,721      3,406,698
Transfers for policy loans                                    64          (4,243)            --
Annuity payments                                              --          (3,743)        (5,591)
Contract charges                                             (74)         (4,305)        (3,291)
Contract terminations:
   Surrender benefits                                     (3,464)       (110,735)      (154,209)
   Death benefits                                             --         (38,890)      (127,739)
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           150,524       6,479,430      7,145,463
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                           54,861       7,677,904     10,425,108
-------------------------------------------------------------------------------------------------
Net assets at end of year                               $184,363     $11,604,651    $14,291,834
=================================================================================================
Accumulation unit activity
Units outstanding at beginning of year                    56,924       7,957,614     10,774,085
Contract purchase payments                                 6,709       4,394,123      5,051,786
Net transfers(1)                                         193,586       3,706,041      4,255,381
Transfers for policy loans                                    89          (5,825)            --
Contract charges                                             (92)         (5,461)        (4,139)
Contract terminations:
   Surrender benefits                                     (3,823)       (135,186)      (188,758)
   Death benefits                                             --         (50,888)      (160,990)
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                         253,393      15,860,418     19,727,365
=================================================================================================

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

(2)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(3)  For the period Aug. 14, 2001 (commencement of operations) to Dec. 31, 2001.

(4)  For the period Aug. 13, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
114   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:

Subaccount   Invests exclusively in shares of                           Shares
--------------------------------------------------------------------------------
CR3          AXP(R) Variable Portfolio - Capital Resource Fund           7,710
CR2          AXP(R) Variable Portfolio - Capital Resource Fund       1,986,191
CR1          AXP(R) Variable Portfolio - Capital Resource Fund       1,316,219
CR5          AXP(R) Variable Portfolio - Capital Resource Fund          14,001
CR4          AXP(R) Variable Portfolio - Capital Resource Fund           4,989
--------------------------------------------------------------------------------
CM3          AXP(R) Variable Portfolio - Cash Management Fund        3,242,428
CM2          AXP(R) Variable Portfolio - Cash Management Fund      280,721,451
CM1          AXP(R) Variable Portfolio - Cash Management Fund      250,272,090
CM5          AXP(R) Variable Portfolio - Cash Management Fund       12,335,449
CM4          AXP(R) Variable Portfolio - Cash Management Fund       12,165,559
--------------------------------------------------------------------------------
BD3          AXP(R) Variable Portfolio - Diversified Bond Fund          85,745
BD2          AXP(R) Variable Portfolio - Diversified Bond Fund      17,510,822
BD1          AXP(R) Variable Portfolio - Diversified Bond Fund      17,922,090
BD5          AXP(R) Variable Portfolio - Diversified Bond Fund         638,060
BD4          AXP(R) Variable Portfolio - Diversified Bond Fund         587,156
--------------------------------------------------------------------------------
DE3          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                               129,555
DE2          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                             8,927,534
DE1          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                             6,947,125
DE5          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                               321,396
DE4          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                               212,145
--------------------------------------------------------------------------------
EM3          AXP(R) Variable Portfolio - Emerging Markets Fund         520,679
EM2          AXP(R) Variable Portfolio - Emerging Markets Fund         460,301
EM1          AXP(R) Variable Portfolio - Emerging Markets Fund         374,356
EM5          AXP(R) Variable Portfolio - Emerging Markets Fund          27,679
EM4          AXP(R) Variable Portfolio - Emerging Markets Fund          15,528
--------------------------------------------------------------------------------
ES3          AXP(R) Variable Portfolio - Equity Select Fund            230,734
ES2          AXP(R) Variable Portfolio - Equity Select Fund          1,587,053
ES1          AXP(R) Variable Portfolio - Equity Select Fund          1,172,851
ES5          AXP(R) Variable Portfolio - Equity Select Fund            115,688
ES4          AXP(R) Variable Portfolio - Equity Select Fund             89,059
--------------------------------------------------------------------------------
GB3          AXP(R) Variable Portfolio - Global Bond Fund               28,372
GB2          AXP(R) Variable Portfolio - Global Bond Fund            3,492,335
GB1          AXP(R) Variable Portfolio - Global Bond Fund            4,078,422
GB5          AXP(R) Variable Portfolio - Global Bond Fund              114,841
GB4          AXP(R) Variable Portfolio - Global Bond Fund              167,156
--------------------------------------------------------------------------------
GR3          AXP(R) Variable Portfolio - Growth Fund                   104,652
GR2          AXP(R) Variable Portfolio - Growth Fund                13,460,298
GR1          AXP(R) Variable Portfolio - Growth Fund                11,712,998
GR5          AXP(R) Variable Portfolio - Growth Fund                   154,602
GR4          AXP(R) Variable Portfolio - Growth Fund                    62,376
--------------------------------------------------------------------------------
EI3          AXP(R) Variable Portfolio - High Yield Bond Fund          495,438
EI2          AXP(R) Variable Portfolio - High Yield Bond Fund       14,542,541
EI1          AXP(R) Variable Portfolio - High Yield Bond Fund       18,917,902
EI5          AXP(R) Variable Portfolio - High Yield Bond Fund          649,181
EI4          AXP(R) Variable Portfolio - High Yield Bond Fund          699,359
--------------------------------------------------------------------------------
IE3          AXP(R) Variable Portfolio - International Fund             40,886
IE2          AXP(R) Variable Portfolio - International Fund          1,677,855
IE1          AXP(R) Variable Portfolio - International Fund          1,599,610
IE5          AXP(R) Variable Portfolio - International Fund              7,211
IE4          AXP(R) Variable Portfolio - International Fund             13,676
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
115   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Subaccount   Invests exclusively in shares of                           Shares
--------------------------------------------------------------------------------
MF3          AXP(R) Variable Portfolio - Managed Fund                    8,170
MF2          AXP(R) Variable Portfolio - Managed Fund                4,383,678
MF1          AXP(R) Variable Portfolio - Managed Fund                4,352,362
MF5          AXP(R) Variable Portfolio - Managed Fund                   39,816
MF4          AXP(R) Variable Portfolio - Managed Fund                   34,587
--------------------------------------------------------------------------------
ND3          AXP(R) Variable Portfolio - New Dimensions Fund(R)        138,996
ND2          AXP(R) Variable Portfolio - New Dimensions Fund(R)     20,815,377
ND1          AXP(R) Variable Portfolio - New Dimensions Fund(R)     19,292,863
ND5          AXP(R) Variable Portfolio - New Dimensions Fund(R)        420,226
ND4          AXP(R) Variable Portfolio - New Dimensions Fund(R)        326,580
--------------------------------------------------------------------------------
SV3          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                                461,676
SV2          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                              4,314,932
SV1          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                              2,802,176
SV5          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                                311,808
SV4          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                                251,909
--------------------------------------------------------------------------------
IV3          AXP(R) Variable Portfolio - S&P 500 Index Fund             90,522
IV2          AXP(R) Variable Portfolio - S&P 500 Index Fund          6,555,401
IV1          AXP(R) Variable Portfolio - S&P 500 Index Fund          6,554,457
IV5          AXP(R) Variable Portfolio - S&P 500 Index Fund            240,933
IV4          AXP(R) Variable Portfolio - S&P 500 Index Fund            218,339
--------------------------------------------------------------------------------
FI3          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                           145,639
FI2          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                        14,134,351
FI1          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                        13,072,556
FI5          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                           599,369
FI4          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                           751,178
--------------------------------------------------------------------------------
SC3          AXP(R) Variable Portfolio - Small Cap Advantage Fund       40,242
SC2          AXP(R) Variable Portfolio - Small Cap Advantage Fund    2,989,636
SC1          AXP(R) Variable Portfolio - Small Cap Advantage Fund    2,979,642
SC5          AXP(R) Variable Portfolio - Small Cap Advantage Fund       88,398
SC4          AXP(R) Variable Portfolio - Small Cap Advantage Fund       49,932
--------------------------------------------------------------------------------
SA3          AXP(R) Variable Portfolio - Strategy Aggressive Fund       37,453
SA2          AXP(R) Variable Portfolio - Strategy Aggressive Fund    5,705,015
SA1          AXP(R) Variable Portfolio - Strategy Aggressive Fund    5,307,628
SA5          AXP(R) Variable Portfolio - Strategy Aggressive Fund       14,497
SA4          AXP(R) Variable Portfolio - Strategy Aggressive Fund       20,392
--------------------------------------------------------------------------------
3AC          AIM V.I. Capital Appreciation Fund, Series II Shares          166
2AC          AIM V.I. Capital Appreciation Fund, Series II Shares      505,244
1AC          AIM V.I. Capital Appreciation Fund, Series II Shares      339,549
5AC          AIM V.I. Capital Appreciation Fund, Series II Shares       18,049
4AC          AIM V.I. Capital Appreciation Fund, Series II Shares       21,209
--------------------------------------------------------------------------------
3AD          AIM V.I. Capital Development Fund, Series II Shares        14,762
2AD          AIM V.I. Capital Development Fund, Series II Shares       570,034
1AD          AIM V.I. Capital Development Fund, Series II Shares       393,899
5AD          AIM V.I. Capital Development Fund, Series II Shares        47,439
4AD          AIM V.I. Capital Development Fund, Series II Shares        39,703
--------------------------------------------------------------------------------
3AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                                  14,018
2AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                               1,952,783
1AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                               1,344,795
5AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                                 171,702
4AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                                 199,224
--------------------------------------------------------------------------------
3AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                                  59,747
2AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                               1,211,458
1AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                                 910,011
5AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                                 144,687
4AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                                 139,718
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
116   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Subaccount   Invests exclusively in shares of                           Shares
--------------------------------------------------------------------------------
3AI          American Century(R) VP International, Class II             35,975
2AI          American Century(R) VP International, Class II          1,607,660
1AI          American Century(R) VP International, Class II          1,157,064
5AI          American Century(R) VP International, Class II            154,239
4AI          American Century(R) VP International, Class II             73,041
--------------------------------------------------------------------------------
3AV          American Century(R) VP Value, Class II                     71,079
2AV          American Century(R) VP Value, Class II                  6,238,051
1AV          American Century(R) VP Value, Class II                  4,508,882
5AV          American Century(R) VP Value, Class II                    412,855
4AV          American Century(R) VP Value, Class II                    348,071
--------------------------------------------------------------------------------
3SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                                   4,157
2SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                               4,951,430
1SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                               5,057,886
5SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                                 123,864
4SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                                 122,131
--------------------------------------------------------------------------------
3FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                            17,960
2FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                         3,748,549
1FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                         2,796,472
5FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                           286,182
4FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                           279,058
--------------------------------------------------------------------------------
3FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2          17,424
2FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2       2,697,861
1FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2       1,895,051
5FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2         216,142
4FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2         182,692
--------------------------------------------------------------------------------
3FO          Fidelity(R) VIP Overseas Portfolio Service Class 2         22,259
2FO          Fidelity(R) VIP Overseas Portfolio Service Class 2        901,750
1FO          Fidelity(R) VIP Overseas Portfolio Service Class 2        700,210
5FO          Fidelity(R) VIP Overseas Portfolio Service Class 2         41,981
4FO          Fidelity(R) VIP Overseas Portfolio Service Class 2         46,258
--------------------------------------------------------------------------------
3RE          FTVIPT Franklin Real Estate Fund - Class 2                 15,640
2RE          FTVIPT Franklin Real Estate Fund - Class 2              4,517,586
1RE          FTVIPT Franklin Real Estate Fund - Class 2              3,368,955
5RE          FTVIPT Franklin Real Estate Fund - Class 2                163,015
4RE          FTVIPT Franklin Real Estate Fund - Class 2                168,449
--------------------------------------------------------------------------------
3SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                             35,843
2SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                          3,765,000
1SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                          2,958,250
5SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                            198,337
4SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                            153,648
--------------------------------------------------------------------------------
3MS          FTVIPT Mutual Shares Securities Fund - Class 2              9,195
2MS          FTVIPT Mutual Shares Securities Fund - Class 2            769,240
1MS          FTVIPT Mutual Shares Securities Fund - Class 2            641,508
5MS          FTVIPT Mutual Shares Securities Fund - Class 2            128,451
4MS          FTVIPT Mutual Shares Securities Fund - Class 2            104,831
--------------------------------------------------------------------------------
3UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                55,105
2UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund             5,682,987
1UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund             5,930,713
5UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                99,210
4UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund               140,119
--------------------------------------------------------------------------------
3MC          Goldman Sachs VIT Mid Cap Value Fund                       55,386
2MC          Goldman Sachs VIT Mid Cap Value Fund                    6,865,719
1MC          Goldman Sachs VIT Mid Cap Value Fund                    5,795,312
5MC          Goldman Sachs VIT Mid Cap Value Fund                      232,257
4MC          Goldman Sachs VIT Mid Cap Value Fund                      249,225
--------------------------------------------------------------------------------
3FS          INVESCO VIF - Financial Services Fund                         272
2FS          INVESCO VIF - Financial Services Fund                     434,163
1FS          INVESCO VIF - Financial Services Fund                     288,213
5FS          INVESCO VIF - Financial Services Fund                      43,503
4FS          INVESCO VIF - Financial Services Fund                      36,820
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
117   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Subaccount   Invests exclusively in shares of                           Shares
--------------------------------------------------------------------------------
3TC          INVESCO VIF - Technology Fund                                 152
2TC          INVESCO VIF - Technology Fund                             221,204
1TC          INVESCO VIF - Technology Fund                             166,492
5TC          INVESCO VIF - Technology Fund                              13,166
4TC          INVESCO VIF - Technology Fund                              10,738
--------------------------------------------------------------------------------
3MG          MFS(R) Investors Growth Stock Series - Service Class       54,698
2MG          MFS(R) Investors Growth Stock Series - Service Class    4,840,347
1MG          MFS(R) Investors Growth Stock Series - Service Class    4,325,293
5MG          MFS(R) Investors Growth Stock Series - Service Class      118,106
4MG          MFS(R) Investors Growth Stock Series - Service Class       77,125
--------------------------------------------------------------------------------
3MD          MFS(R) New Discovery Series - Service Class                28,632
2MD          MFS(R) New Discovery Series - Service Class             3,484,308
1MD          MFS(R) New Discovery Series - Service Class             3,119,001
5MD          MFS(R) New Discovery Series - Service Class               147,085
4MD          MFS(R) New Discovery Series - Service Class               124,038
--------------------------------------------------------------------------------
3UT          MFS(R) Utilities Series - Service Class                     7,948
2UT          MFS(R) Utilities Series - Service Class                   600,507
1UT          MFS(R) Utilities Series - Service Class                   405,103
5UT          MFS(R) Utilities Series - Service Class                    19,583
4UT          MFS(R) Utilities Series - Service Class                    30,550
--------------------------------------------------------------------------------
3HS          Putnam VT Health Sciences Fund - Class IB Shares           12,097
2HS          Putnam VT Health Sciences Fund - Class IB Shares          950,927
1HS          Putnam VT Health Sciences Fund - Class IB Shares          546,110
5HS          Putnam VT Health Sciences Fund - Class IB Shares           53,344
4HS          Putnam VT Health Sciences Fund - Class IB Shares           50,314
--------------------------------------------------------------------------------
3PI          Putnam VT International Equity Fund - Class IB Shares      68,671
2PI          Putnam VT International Equity Fund - Class IB Shares   1,614,300
1PI          Putnam VT International Equity Fund - Class IB Shares   1,173,120
5PI          Putnam VT International Equity Fund - Class IB Shares     177,603
4PI          Putnam VT International Equity Fund - Class IB Shares     118,316
--------------------------------------------------------------------------------
3VS          Putnam VT Vista Fund - Class IB Shares                     39,407
2VS          Putnam VT Vista Fund - Class IB Shares                  5,380,326
1VS          Putnam VT Vista Fund - Class IB Shares                  5,490,188
5VS          Putnam VT Vista Fund - Class IB Shares                     24,767
4VS          Putnam VT Vista Fund - Class IB Shares                     17,811
--------------------------------------------------------------------------------
3SO          Strong Opportunity Fund II - Advisor Class                 16,417
2SO          Strong Opportunity Fund II - Advisor Class              1,325,437
1SO          Strong Opportunity Fund II - Advisor Class                891,093
5SO          Strong Opportunity Fund II - Advisor Class                126,987
4SO          Strong Opportunity Fund II - Advisor Class                107,512
--------------------------------------------------------------------------------
3IT          Wanger International Small Cap                             81,566
2IT          Wanger International Small Cap                          2,382,637
1IT          Wanger International Small Cap                          2,302,076
5IT          Wanger International Small Cap                             99,988
4IT          Wanger International Small Cap                             69,130
--------------------------------------------------------------------------------
3SP          Wanger U.S. Smaller Companies                              44,226
2SP          Wanger U.S. Smaller Companies                           4,053,800
1SP          Wanger U.S. Smaller Companies                           3,753,235
5SP          Wanger U.S. Smaller Companies                             171,352
4SP          Wanger U.S. Smaller Companies                             143,477
--------------------------------------------------------------------------------
3IP          Lazard Retirement International Equity Portfolio           50,650
2IP          Lazard Retirement International Equity Portfolio        2,350,597
1IP          Lazard Retirement International Equity Portfolio        2,286,384
5IP          Lazard Retirement International Equity Portfolio           56,684
4IP          Lazard Retirement International Equity Portfolio           64,183
--------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.




--------------------------------------------------------------------------------
118   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% to 1.20% of the average daily net assets of each subaccount, depending on the contract option selected.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional maximum anniversary value death benefit rider, enhanced earnings death benefit rider and enhanced earnings plus death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 8% may be deducted for surrenders up to the first ten payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $22,560,988 in 2002 and $19,059,480 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.




--------------------------------------------------------------------------------
119   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

Fund                                                                               Percentage range
-------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                  0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                   0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                  0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                         0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                  1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                     0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                                       0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                            0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                   0.620% to 0.545%
-------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - International Fund                                     0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                           0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                     0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                    0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                               0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                               0.650% to 0.575%
-------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                               Maximum                  Maximum
                                                              adjustment              adjustment
Fund                                                     (prior to Dec. 1, 2002)  (after Dec. 1, 2002)
-------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                N/A                     0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.08%                    0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund               0.12%                    0.12%
AXP(R) Variable Portfolio - Equity Select Fund                  0.12%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                         0.12%                    0.12%
AXP(R) Variable Portfolio - International Fund                   N/A                     0.12%
AXP(R) Variable Portfolio - Managed Fund                         N/A                     0.08%
AXP(R) Variable Portfolio - New Dimensions Fund(R)               N/A                     0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund       0.12%                    0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.12%                    0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund             N/A                     0.12%
-------------------------------------------------------------------------------------------------------

IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.




--------------------------------------------------------------------------------
120   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

Fund                                                                         Percentage range
-------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                            0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                             0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                            0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                   0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                            0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                               0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                                 0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                      0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                             0.050% to 0.025%
-------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - International Fund                               0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                     0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                           0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                               0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund              0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                         0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                         0.060% to 0.035%
-------------------------------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

Subaccount   Investment                                              Purchases
--------------------------------------------------------------------------------
CR3          AXP(R) Variable Portfolio - Capital Resource Fund    $  3,398,293
CR2          AXP(R) Variable Portfolio - Capital Resource Fund      19,607,609
CR1          AXP(R) Variable Portfolio - Capital Resource Fund       9,162,647
CR5          AXP(R) Variable Portfolio - Capital Resource Fund         299,117
CR4          AXP(R) Variable Portfolio - Capital Resource Fund         155,891
--------------------------------------------------------------------------------
CM3          AXP(R) Variable Portfolio - Cash Management Fund      198,962,427
CM2          AXP(R) Variable Portfolio - Cash Management Fund       99,262,540
CM1          AXP(R) Variable Portfolio - Cash Management Fund       74,160,902
CM5          AXP(R) Variable Portfolio - Cash Management Fund       18,816,010
CM4          AXP(R) Variable Portfolio - Cash Management Fund       21,907,695
--------------------------------------------------------------------------------
BD3          AXP(R) Variable Portfolio - Diversified Bond Fund       7,199,863
BD2          AXP(R) Variable Portfolio - Diversified Bond Fund      89,426,814
BD1          AXP(R) Variable Portfolio - Diversified Bond Fund      70,887,576
BD5          AXP(R) Variable Portfolio - Diversified Bond Fund       7,996,256
BD4          AXP(R) Variable Portfolio - Diversified Bond Fund       6,415,506
--------------------------------------------------------------------------------
DE3          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                            15,484,879
DE2          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                            42,979,312
DE1          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                            28,212,409
DE5          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                             2,960,342
DE4          AXP(R) Variable Portfolio - Diversified Equity
             Income Fund                                             2,184,766
--------------------------------------------------------------------------------
EM3          AXP(R) Variable Portfolio - Emerging Markets Fund         696,615
EM2          AXP(R) Variable Portfolio - Emerging Markets Fund       2,476,844
EM1          AXP(R) Variable Portfolio - Emerging Markets Fund       2,227,797
EM5          AXP(R) Variable Portfolio - Emerging Markets Fund         239,190
EM4          AXP(R) Variable Portfolio - Emerging Markets Fund         144,288
--------------------------------------------------------------------------------
ES3          AXP(R) Variable Portfolio - Equity Select Fund            879,049
ES2          AXP(R) Variable Portfolio - Equity Select Fund         12,647,305
ES1          AXP(R) Variable Portfolio - Equity Select Fund          8,887,413
ES5          AXP(R) Variable Portfolio - Equity Select Fund          1,068,568
ES4          AXP(R) Variable Portfolio - Equity Select Fund            935,071
--------------------------------------------------------------------------------
GB3          AXP(R) Variable Portfolio - Global Bond Fund            2,840,667
GB2          AXP(R) Variable Portfolio - Global Bond Fund           18,257,201
GB1          AXP(R) Variable Portfolio - Global Bond Fund           17,872,512
GB5          AXP(R) Variable Portfolio - Global Bond Fund            1,239,939
GB4          AXP(R) Variable Portfolio - Global Bond Fund            1,708,838
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
121   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Subaccount   Investment                                              Purchases
--------------------------------------------------------------------------------
GR3          AXP(R) Variable Portfolio - Growth Fund               $   907,952
GR2          AXP(R) Variable Portfolio - Growth Fund                 8,496,516
GR1          AXP(R) Variable Portfolio - Growth Fund                 4,117,943
GR5          AXP(R) Variable Portfolio - Growth Fund                   842,791
GR4          AXP(R) Variable Portfolio - Growth Fund                   333,186
--------------------------------------------------------------------------------
EI3          AXP(R) Variable Portfolio - High Yield Bond Fund       34,261,705
EI2          AXP(R) Variable Portfolio - High Yield Bond Fund       39,700,916
EI1          AXP(R) Variable Portfolio - High Yield Bond Fund       41,951,298
EI5          AXP(R) Variable Portfolio - High Yield Bond Fund        4,049,171
EI4          AXP(R) Variable Portfolio - High Yield Bond Fund        4,284,577
--------------------------------------------------------------------------------
IE3          AXP(R) Variable Portfolio - International Fund         86,358,205
IE2          AXP(R) Variable Portfolio - International Fund          8,688,705
IE1          AXP(R) Variable Portfolio - International Fund          8,071,635
IE5          AXP(R) Variable Portfolio - International Fund             71,417
IE4          AXP(R) Variable Portfolio - International Fund            146,657
--------------------------------------------------------------------------------
MF3          AXP(R) Variable Portfolio - Managed Fund                  242,570
MF2          AXP(R) Variable Portfolio - Managed Fund               28,961,852
MF1          AXP(R) Variable Portfolio - Managed Fund               19,322,497
MF5          AXP(R) Variable Portfolio - Managed Fund                  646,670
MF4          AXP(R) Variable Portfolio - Managed Fund                  553,576
--------------------------------------------------------------------------------
ND3          AXP(R) Variable Portfolio - New Dimensions Fund(R)      4,991,795
ND2          AXP(R) Variable Portfolio - New Dimensions Fund(R)     82,978,941
ND1          AXP(R) Variable Portfolio - New Dimensions Fund(R)     46,206,277
ND5          AXP(R) Variable Portfolio - New Dimensions Fund(R)      5,922,707
ND4          AXP(R) Variable Portfolio - New Dimensions Fund(R)      4,781,484
--------------------------------------------------------------------------------
SV3          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                                244,298
SV2          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                             38,199,750
SV1          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                             23,940,246
SV5          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                              3,358,190
SV4          AXP(R) Variable Portfolio - Partners Small Cap
             Value Fund                                              2,769,692
--------------------------------------------------------------------------------
IV3          AXP(R) Variable Portfolio - S&P 500 Index Fund            480,530
IV2          AXP(R) Variable Portfolio - S&P 500 Index Fund         22,482,651
IV1          AXP(R) Variable Portfolio - S&P 500 Index Fund         19,481,312
IV5          AXP(R) Variable Portfolio - S&P 500 Index Fund          1,624,986
IV4          AXP(R) Variable Portfolio - S&P 500 Index Fund          1,512,785
--------------------------------------------------------------------------------
FI3          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                         1,860,431
FI2          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                        95,767,884
FI1          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                        82,798,262
FI5          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                         6,770,197
FI4          AXP(R) Variable Portfolio - Short Duration U.S.
             Government Fund                                         8,912,084
--------------------------------------------------------------------------------
SC3          AXP(R) Variable Portfolio - Small Cap Advantage Fund      476,235
SC2          AXP(R) Variable Portfolio - Small Cap Advantage Fund    7,891,078
SC1          AXP(R) Variable Portfolio - Small Cap Advantage Fund    6,102,141
SC5          AXP(R) Variable Portfolio - Small Cap Advantage Fund      843,835
SC4          AXP(R) Variable Portfolio - Small Cap Advantage Fund      486,512
--------------------------------------------------------------------------------
SA3          AXP(R) Variable Portfolio - Strategy Aggressive Fund   12,022,872
SA2          AXP(R) Variable Portfolio - Strategy Aggressive Fund    3,983,916
SA1          AXP(R) Variable Portfolio - Strategy Aggressive Fund    1,930,970
SA5          AXP(R) Variable Portfolio - Strategy Aggressive Fund      121,103
SA4          AXP(R) Variable Portfolio - Strategy Aggressive Fund      166,592
--------------------------------------------------------------------------------
3AC          AIM V.I. Capital Appreciation Fund, Series II Shares       10,830
2AC          AIM V.I. Capital Appreciation Fund, Series II Shares    8,107,689
1AC          AIM V.I. Capital Appreciation Fund, Series II Shares    5,210,313
5AC          AIM V.I. Capital Appreciation Fund, Series II Shares      364,986
4AC          AIM V.I. Capital Appreciation Fund, Series II Shares      394,360
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
122   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Subaccount   Investment                                              Purchases
--------------------------------------------------------------------------------
3AD          AIM V.I. Capital Development Fund, Series II Shares   $   153,518
2AD          AIM V.I. Capital Development Fund, Series II Shares     5,087,196
1AD          AIM V.I. Capital Development Fund, Series II Shares     3,371,738
5AD          AIM V.I. Capital Development Fund, Series II Shares       503,303
4AD          AIM V.I. Capital Development Fund, Series II Shares       457,473
--------------------------------------------------------------------------------
3AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                                 258,764
2AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                              32,247,404
1AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                              21,993,541
5AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                               3,257,254
4AL          AllianceBernstein VP Growth and Income Portfolio
             (Class B)                                               3,918,997
--------------------------------------------------------------------------------
3AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                               2,679,208
2AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                              11,182,690
1AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                               8,004,938
5AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                               1,450,223
4AB          AllianceBernstein VP International Value Portfolio
             (Class B)                                               1,481,283
--------------------------------------------------------------------------------
3AI          American Century(R) VP International, Class II          6,833,710
2AI          American Century(R) VP International, Class II          7,865,628
1AI          American Century(R) VP International, Class II          5,282,493
5AI          American Century(R) VP International, Class II            931,563
4AI          American Century(R) VP International, Class II            479,392
--------------------------------------------------------------------------------
3AV          American Century(R) VP Value, Class II                    338,649
2AV          American Century(R) VP Value, Class II                 34,612,984
1AV          American Century(R) VP Value, Class II                 23,084,796
5AV          American Century(R) VP Value, Class II                  2,792,128
4AV          American Century(R) VP Value, Class II                  2,386,436
--------------------------------------------------------------------------------
3SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                                   2,224
2SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                               4,775,931
1SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                               3,722,793
5SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                                 202,368
4SR          Calvert Variable Series, Inc. Social Balanced
             Portfolio                                                 226,087
--------------------------------------------------------------------------------
3FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                            91,771
2FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                        37,403,752
1FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                        25,233,347
5FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                         3,416,338
4FG          Fidelity(R) VIP Growth & Income Portfolio
             Service Class 2                                         3,368,246
--------------------------------------------------------------------------------
3FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2         186,581
2FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2      42,974,830
1FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2      29,222,061
5FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2       4,068,412
4FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2       3,524,800
--------------------------------------------------------------------------------
3FO          Fidelity(R) VIP Overseas Portfolio Service Class 2      6,199,944
2FO          Fidelity(R) VIP Overseas Portfolio Service Class 2     10,124,848
1FO          Fidelity(R) VIP Overseas Portfolio Service Class 2      7,109,770
5FO          Fidelity(R) VIP Overseas Portfolio Service Class 2        609,207
4FO          Fidelity(R) VIP Overseas Portfolio Service Class 2        582,135
--------------------------------------------------------------------------------
3RE          FTVIPT Franklin Real Estate Fund - Class 2                201,003
2RE          FTVIPT Franklin Real Estate Fund - Class 2             49,971,245
1RE          FTVIPT Franklin Real Estate Fund - Class 2             35,288,487
5RE          FTVIPT Franklin Real Estate Fund - Class 2              3,445,268
4RE          FTVIPT Franklin Real Estate Fund - Class 2              3,282,121
--------------------------------------------------------------------------------
3SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                            273,932
2SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                         26,036,576
1SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                         19,015,101
5SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                          2,049,017
4SI          FTVIPT Franklin Small Cap Value Securities
             Fund - Class 2                                          1,697,395
--------------------------------------------------------------------------------
3MS          FTVIPT Mutual Shares Securities Fund - Class 2            121,227
2MS          FTVIPT Mutual Shares Securities Fund - Class 2          9,403,558
1MS          FTVIPT Mutual Shares Securities Fund - Class 2          7,434,348
5MS          FTVIPT Mutual Shares Securities Fund - Class 2          1,653,764
4MS          FTVIPT Mutual Shares Securities Fund - Class 2          1,441,527
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
123   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Subaccount   Investment                                              Purchases
--------------------------------------------------------------------------------
3UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund           $ 1,426,906
2UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund            11,270,086
1UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund             7,748,443
5UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund             1,016,465
4UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund             1,438,098
--------------------------------------------------------------------------------
3MC          Goldman Sachs VIT Mid Cap Value Fund                      505,615
2MC          Goldman Sachs VIT Mid Cap Value Fund                   45,591,517
1MC          Goldman Sachs VIT Mid Cap Value Fund                   32,861,063
5MC          Goldman Sachs VIT Mid Cap Value Fund                    2,761,082
4MC          Goldman Sachs VIT Mid Cap Value Fund                    2,918,961
--------------------------------------------------------------------------------
3FS          INVESCO VIF - Financial Services Fund                       3,337
2FS          INVESCO VIF - Financial Services Fund                   4,258,767
1FS          INVESCO VIF - Financial Services Fund                   2,836,988
5FS          INVESCO VIF - Financial Services Fund                     494,447
4FS          INVESCO VIF - Financial Services Fund                     443,638
--------------------------------------------------------------------------------
3TC          INVESCO VIF - Technology Fund                           1,166,594
2TC          INVESCO VIF - Technology Fund                           2,216,703
1TC          INVESCO VIF - Technology Fund                           1,507,343
5TC          INVESCO VIF - Technology Fund                             169,042
4TC          INVESCO VIF - Technology Fund                             135,407
--------------------------------------------------------------------------------
3MG          MFS(R) Investors Growth Stock Series - Service Class      213,542
2MG          MFS(R) Investors Growth Stock Series - Service Class   12,886,315
1MG          MFS(R) Investors Growth Stock Series - Service Class    8,712,341
5MG          MFS(R) Investors Growth Stock Series - Service Class      979,474
4MG          MFS(R) Investors Growth Stock Series - Service Class      650,410
--------------------------------------------------------------------------------
3MD          MFS(R) New Discovery Series - Service Class               258,351
2MD          MFS(R) New Discovery Series - Service Class            19,151,624
1MD          MFS(R) New Discovery Series - Service Class            13,580,341
5MD          MFS(R) New Discovery Series - Service Class             1,825,127
4MD          MFS(R) New Discovery Series - Service Class             1,574,538
--------------------------------------------------------------------------------
3UT          MFS(R) Utilities Series - Service Class                     3,415
2UT          MFS(R) Utilities Series - Service Class                 5,780,795
1UT          MFS(R) Utilities Series - Service Class                 3,776,372
5UT          MFS(R) Utilities Series - Service Class                   295,447
4UT          MFS(R) Utilities Series - Service Class                   457,596
--------------------------------------------------------------------------------
3HS          Putnam VT Health Sciences Fund - Class IB Shares           13,471
2HS          Putnam VT Health Sciences Fund - Class IB Shares        7,993,696
1HS          Putnam VT Health Sciences Fund - Class IB Shares        4,484,190
5HS          Putnam VT Health Sciences Fund - Class IB Shares          571,921
4HS          Putnam VT Health Sciences Fund - Class IB Shares          596,772
--------------------------------------------------------------------------------
3PI          Putnam VT International Equity Fund - Class IB Shares   8,826,393
2PI          Putnam VT International Equity Fund - Class IB Shares  15,820,404
1PI          Putnam VT International Equity Fund - Class IB Shares  11,122,629
5PI          Putnam VT International Equity Fund - Class IB Shares   2,005,156
4PI          Putnam VT International Equity Fund - Class IB Shares   1,403,979
--------------------------------------------------------------------------------
3VS          Putnam VT Vista Fund - Class IB Shares                     60,986
2VS          Putnam VT Vista Fund - Class IB Shares                  3,474,560
1VS          Putnam VT Vista Fund - Class IB Shares                  1,252,992
5VS          Putnam VT Vista Fund - Class IB Shares                    232,106
4VS          Putnam VT Vista Fund - Class IB Shares                    160,844
--------------------------------------------------------------------------------
3SO          Strong Opportunity Fund II - Advisor Class                139,835
2SO          Strong Opportunity Fund II - Advisor Class             18,771,773
1SO          Strong Opportunity Fund II - Advisor Class             11,825,138
5SO          Strong Opportunity Fund II - Advisor Class              2,202,171
4SO          Strong Opportunity Fund II - Advisor Class              2,056,991
--------------------------------------------------------------------------------
3IT          Wanger International Small Cap                         12,666,000
2IT          Wanger International Small Cap                         12,710,610
1IT          Wanger International Small Cap                         10,186,624
5IT          Wanger International Small Cap                          1,448,026
4IT          Wanger International Small Cap                          1,024,844
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
124   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

Subaccount   Investment                                              Purchases
--------------------------------------------------------------------------------
3SP          Wanger U.S. Smaller Companies                         $   992,553
2SP          Wanger U.S. Smaller Companies                          39,464,425
1SP          Wanger U.S. Smaller Companies                          28,517,895
5SP          Wanger U.S. Smaller Companies                           3,388,035
4SP          Wanger U.S. Smaller Companies                           3,186,464
--------------------------------------------------------------------------------
3IP          Lazard Retirement International Equity Portfolio        8,849,255
2IP          Lazard Retirement International Equity Portfolio        9,537,752
1IP          Lazard Retirement International Equity Portfolio        7,027,486
5IP          Lazard Retirement International Equity Portfolio          525,384
4IP          Lazard Retirement International Equity Portfolio          584,162
--------------------------------------------------------------------------------


8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                         CR3      CR2      CR1    CR5(4)  CR4(4)     CM3      CM2      CM1   CM5(4)    CM4(4)
Accumulation unit value
At Dec. 31, 2000                       $0.94    $0.93    $0.93       --       --   $1.07    $1.06    $1.06       --       --
At Dec. 31, 2001                       $0.76    $0.76    $0.76       --       --   $1.10    $1.09    $1.09       --       --
At Dec. 31, 2002                       $0.59    $0.59    $0.58    $0.75    $0.81   $1.11    $1.10    $1.09    $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         291   26,327   26,779       --       --   5,658  243,870  265,455       --       --
At Dec. 31, 2002                         202   52,124   34,956      291       96   3,911  255,251  228,237   12,452   12,148
-----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        $222  $20,244  $20,374       --       --  $6,219 $267,061 $289,729       --       --
At Dec. 31, 2002                        $120  $30,833  $20,512     $217      $77  $4,325 $280,619 $249,280  $12,459  $12,133
-----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       0.27%    0.30%    0.31%       --       --   3.60%    3.55%    3.57%       --       --
For the year ended Dec. 31, 2002       0.42%    0.57%    0.54%    0.62%    0.63%   1.15%    1.16%    1.17%    1.06%    1.08%
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --   0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%   0.55%    0.75%    0.95%    1.00%    1.20%
-----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001     (19.15%) (18.28%) (18.28%)      --       --   2.80%    2.83%    2.83%       --       --
For the year ended Dec. 31, 2002     (22.37%) (22.37%) (23.68%) (25.00%) (19.00%)  0.91%    0.92%    0.00%    0.00%    0.00%
-----------------------------------------------------------------------------------------------------------------------------

                                         BD3      BD2      BD1    BD5(4)  BD4(4)     DE3      DE2      DE1   DE5(4)   DE4(4)
Accumulation unit value
At Dec. 31, 2000                       $1.06    $1.06    $1.06       --       --   $1.01    $1.01    $1.01       --       --
At Dec. 31, 2001                       $1.14    $1.13    $1.13       --       --   $1.02    $1.02    $1.02       --       --
At Dec. 31, 2002                       $1.20    $1.19    $1.18    $1.04    $1.04   $0.82    $0.82    $0.82    $0.83    $0.83
-----------------------------------------------------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         985   83,968  106,760       --       --     281   43,328   41,299       --       --
At Dec. 31, 2002                         762  154,530  159,405    6,481    5,971   1,262   86,442   67,958    3,101    2,058
-----------------------------------------------------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                      $1,122  $95,910 $120,835       --       --    $288  $44,814  $42,181       --      --
At Dec. 31, 2002                        $911 $184,587 $188,953   $6,730   $6,190  $1,040  $71,609  $55,726   $2,585   $1,701
-----------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       6.32%    6.38%    6.38%       --       --   0.98%    1.26%    1.26%       --       --
For the year ended Dec. 31, 2002       5.17%    5.10%    5.08%    5.25%    5.19%   2.07%    1.62%    1.59%    1.88%    1.78%
-----------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --   0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%   0.55%    0.75%    0.95%    1.00%    1.20%
-----------------------------------------------------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001       7.55%    6.60%    6.60%       --       --   0.99%    0.99%    0.99%       --       --
For the year ended Dec. 31, 2002       5.26%    5.31%    4.42%    4.00%    4.00% (19.61%) (19.61%) (19.61%) (17.00%) (17.00%)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
125   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                         EM3      EM2      EM1    EM5(4)  EM4(4)    ES3(5)   ES2(5)   ES1(5)  ES5(4)    ES4(4)


Accumulation unit value

At Dec. 31, 2000                       $0.75    $0.74    $0.74       --       --       --       --       --       --       --
At Dec. 31, 2001                       $0.73    $0.72    $0.72       --       --    $1.01    $1.00    $0.99       --       --
At Dec. 31, 2002                       $0.69    $0.68    $0.67    $0.90    $0.90    $0.87    $0.85    $0.85    $0.88    $0.88
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                           3    1,789    1,542       --       --       38    2,489    2,238       --       --
At Dec. 31, 2002                         277    4,750    3,888      220      121      328   16,388   12,145    1,153      889
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                      $3,674   $1,291   $1,108       --       --   $2,063   $2,477   $2,224       --       --
At Dec. 31, 2002                      $3,645   $3,216   $2,618     $198     $109   $2,021  $13,959  $10,310   $1,013     $780
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001       0.02%    0.02%    0.02%       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002          --       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (2.67%)  (2.70%)  (2.70%)      --       --    1.00%    0.00%   (1.00%)      --       --
For the year ended Dec. 31, 2002      (5.48%)  (5.56%)  (6.94%) (10.00%) (10.00%) (13.86%) (15.00%) (14.14%) (12.00%) (12.00%)
------------------------------------------------------------------------------------------------------------------------------


                                         GB3      GB2      GB1    GB5(4)  GB4(4)      GR3      GR2      GR1   GR5(4)    GR4(4)


Accumulation unit value

At Dec. 31, 2000                       $1.03    $1.03    $1.02       --       --    $0.94    $0.95    $0.94       --       --
At Dec. 31, 2001                       $1.04    $1.03    $1.03       --       --    $0.64    $0.65    $0.64       --       --
At Dec. 31, 2002                       $1.18    $1.18    $1.17    $1.14    $1.14    $0.47    $0.48    $0.47    $0.77    $0.76
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         249   16,572   23,970       --       --    1,285  129,186  130,764       --       --
At Dec. 31, 2002                         251   31,133   36,626    1,060    1,529    1,064  135,693  118,986      973      392
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $258  $17,099  $24,619       --       --     $827  $83,920  $84,435       --       --
At Dec. 31, 2002                        $298  $36,668  $42,852   $1,211   $1,742     $503  $64,633  $56,268     $745     $300
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001       4.82%    3.62%    3.58%       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002       4.95%    4.77%    4.72%    4.75%    4.90%    0.06%    0.07%    0.07%    0.18%    0.17%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001       0.97%    0.00%    0.98%       --       --  (31.91%) (31.58%) (31.91%)      --       --
For the year ended Dec. 31, 2002      13.46%   14.56%   13.59%   14.00%   14.00%  (26.56%) (26.15%) (26.56%) (23.00%) (24.00%)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
126   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                         EI3      EI2      EI1    EI5(4)  EI4(4)      IE3      IE2      IE1   IE5(4)    IE4(4)


Accumulation unit value

At Dec. 31, 2000                       $0.91    $0.91    $0.91       --       --    $0.95    $0.95    $0.95       --       --
At Dec. 31, 2001                       $0.95    $0.95    $0.94       --       --    $0.67    $0.67    $0.67       --       --
At Dec. 31, 2002                       $0.89    $0.88    $0.87    $0.94    $0.93    $0.55    $0.55    $0.54    $0.85    $0.85
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                       1,549   58,348   88,813       --       --       65   15,821   18,664       --       --
At Dec. 31, 2002                       1,480   93,845  122,784    3,957    4,269      488   20,012   19,189       55      105
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                      $1,475  $55,486  $84,017       --       --      $44  $10,653  $12,551       --       --
At Dec. 31, 2002                      $1,311  $82,940 $107,749   $3,701   $3,987     $267  $10,962  $10,469      $47      $89
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001      10.89%   10.92%   10.93%       --       --    1.60%    1.23%    1.23%       --       --
For the year ended Dec. 31, 2002       7.43%    7.71%    7.73%    7.31%    7.35%    0.75%    0.99%    0.94%    1.16%    0.94%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001       4.40%    4.40%    3.30%       --       --  (29.47%) (29.47%) (29.47%)      --       --
For the year ended Dec. 31, 2002      (6.32%)  (7.37%)  (7.45%)  (6.00%)  (7.00%) (17.91%) (17.91%) (19.40%) (15.00%) (15.00%)
------------------------------------------------------------------------------------------------------------------------------

                                         MF3      MF2      MF1    MF5(4)  MF4(4)      ND3      ND2      ND1   ND5(4)    ND4(4)


Accumulation unit value

At Dec. 31, 2000                       $1.06    $1.05    $1.05       --       --    $1.08    $1.07    $1.07       --       --
At Dec. 31, 2001                       $0.94    $0.94    $0.93       --       --    $0.89    $0.89    $0.88       --       --
At Dec. 31, 2002                       $0.81    $0.81    $0.80    $0.90    $0.90    $0.69    $0.69    $0.68    $0.80    $0.80
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         296   37,760   53,096       --       --    3,252  276,054  307,320       --       --
At Dec. 31, 2002                         120   64,273   64,613      531      462    3,029  373,715  347,841    6,565    5,049
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $278  $35,997  $49,925       --       --   $2,901 $246,108 $272,882       --       --
At Dec. 31, 2002                         $98  $52,453  $52,246     $477     $414   $2,099 $258,144 $239,068   $5,255   $4,035
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001       2.50%    2.53%    2.53%       --       --    0.21%    0.24%    0.23%       --       --
For the year ended Dec. 31, 2002       2.54%    2.74%    2.63%    3.02%    3.24%    0.51%    0.52%    0.51%    0.59%    0.57%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001     (11.32%) (10.48%) (11.43%)      --       --  (17.59%) (16.82%) (17.76%)      --       --
For the year ended Dec. 31, 2002     (13.83%) (13.83%) (13.98%) (10.00%) (10.00%) (22.47%) (22.47%) (22.73%) (20.00%) (20.00%)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
127   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                       SV3(6)   SV2(6)   SV1(6)   SV5(4)   SV4(4)    IV3      IV2      IV1     IV5(4)   IV4(4)


Accumulation unit value
At Dec. 31, 2000                          --       --       --       --       --    $0.90    $0.91    $0.91       --       --
At Dec. 31, 2001                       $1.07    $1.07    $1.07       --       --    $0.79    $0.79    $0.79       --       --
At Dec. 31, 2002                       $0.93    $0.93    $0.93    $0.88    $0.88    $0.61    $0.61    $0.60    $0.80    $0.80
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         411    6,885    6,314       --       --      770   35,957   40,575       --       --
At Dec. 31, 2002                         627   43,199   28,099    3,316    2,665      973   64,771   65,011    1,889    1,648
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                      $4,717   $7,380   $6,763       --       --     $606  $28,329  $32,012       --       --
At Dec. 31, 2002                      $4,324  $40,465  $26,292   $2,928   $2,349     $591  $39,410  $39,405   $1,505   $1,310
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --    0.55%    0.93%    0.91%       --       --
For the year ended Dec. 31, 2002       0.11%    0.18%    0.16%    0.24%    0.21%    0.96%    1.00%    0.98%    1.28%    1.21%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001       7.00%    7.00%    7.00%       --       --  (12.22%) (13.19%) (13.19%)      --       --
For the year ended Dec. 31, 2002     (13.08%) (13.08%) (13.08%) (12.00%) (12.00%) (22.78%) (22.78%) (24.05%) (20.00%) (20.00%)
------------------------------------------------------------------------------------------------------------------------------

                                         FI3      FI2      FI1    FI5(4)  FI4(4)      SC3      SC2      SC1   SC5(4)    SC4(4)


Accumulation unit value

At Dec. 31, 2000                       $1.09    $1.08    $1.08       --       --    $1.16    $1.16    $1.16       --       --
At Dec. 31, 2001                       $1.15    $1.14    $1.13       --       --    $1.08    $1.08    $1.07       --       --
At Dec. 31, 2002                       $1.21    $1.20    $1.19    $1.04    $1.04    $0.89    $0.89    $0.88    $0.85    $0.85
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         592   50,510   56,966       --       --      378   22,792   24,346       --       --
At Dec. 31, 2002                       1,275  124,866  116,147    6,107    7,646      393   29,202   29,341      900      516
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $680  $57,952  $64,826       --       --     $408  $24,594  $26,157       --       --
At Dec. 31, 2002                      $1,543 $149,972 $138,406   $6,358   $7,946     $349  $25,953  $25,898     $767     $439
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001       4.22%    4.52%    4.55%       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002       2.92%    2.88%    2.85%    2.96%    2.98%       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001       5.50%    5.56%    4.63%       --       --   (6.90%)  (6.90%)  (7.76%)      --       --
For the year ended Dec. 31, 2002       5.22%    5.26%    5.31%    4.00%    4.00%  (17.59%) (17.59%) (17.76%) (15.00%) (15.00%)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
128   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                                                                     SA3      SA2      SA1     SA5(4)   SA4(4)


Accumulation unit value

At Dec. 31, 2000                                                                    $1.22    $1.22    $1.21       --       --
At Dec. 31, 2001                                                                    $0.81    $0.81    $0.81       --       --
At Dec. 31, 2002                                                                    $0.55    $0.55    $0.54    $0.72    $0.72
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                                                                      607   58,748   65,574       --       --
At Dec. 31, 2002                                                                      386   58,958   55,183      114      161
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                                                                     $494  $47,765  $53,045       --       --
At Dec. 31, 2002                                                                     $213  $32,369  $30,114      $82     $116
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001                                                    0.19%    0.21%    0.21%       --       --
For the year ended Dec. 31, 2002                                                       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001                                                    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002                                                    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001                                                  (33.61%) (33.61%) (33.06%)      --       --
For the year ended Dec. 31, 2002                                                  (32.10%) (32.10%) (33.33%) (28.00%) (28.00%)
------------------------------------------------------------------------------------------------------------------------------

                                       3AC(7)   2AC(7)   1AC(7)   5AC(4)  4AC(4)    3AD(7)   2AD(7)   1AD(7)  5AD(4)    4AD(4)


Accumulation unit value
At Dec. 31, 2000                          --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2001                       $0.98    $0.98    $0.98       --       --    $0.98    $0.98    $0.98       --       --
At Dec. 31, 2002                       $0.73    $0.73    $0.73    $0.78    $0.78    $0.77    $0.76    $0.76    $0.80    $0.80
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                           6    1,710    1,711       --       --        3    1,459    1,224       --       --
At Dec. 31, 2002                           4   11,313    7,624      379      447      180    6,981    4,808      552      463
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                          $6   $1,670   $1,670       --       --       $3   $1,433   $1,202       --       --
At Dec. 31, 2002                          $3   $8,276   $5,562     $296     $347     $138   $5,336   $3,687     $444     $372
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002          --       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (2.00%)  (2.00%)  (2.00%)      --       --   (2.00%)  (2.00%)  (2.00%)      --       --
For the year ended Dec. 31, 2002     (25.51%) (25.51%) (25.51%) (22.00%) (22.00%) (21.43%) (22.45%) (22.45%) (20.00%) (20.00%)
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
129   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                       3AL(7)   2AL(7)   1AL(7)   5AL(4)  4AL(4)    3AB(7)   2AB(7)   1AB(7)  5AB(4)    4AB(4)


Accumulation unit value

At Dec. 31, 2000                          --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2001                       $0.97    $0.96    $0.96       --       --    $0.98    $0.98    $0.98       --       --
At Dec. 31, 2002                       $0.75    $0.74    $0.74    $0.81    $0.81    $0.92    $0.92    $0.92    $0.95    $0.95
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         136    5,550    4,363       --       --      210      805      790       --       --
At Dec. 31, 2002                         310   43,189   29,770    3,503    4,072      606   12,313    9,270    1,417    1,371
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $131   $5,366   $4,225       --       --     $205     $787     $771       --       --
At Dec. 31, 2002                        $231  $32,201  $22,176   $2,831   $3,285     $557  $11,303   $8,490   $1,350   $1,304
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002       0.49%    0.50%    0.51%    0.45%    0.51%    0.09%    0.11%    0.10%    0.06%    0.10%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (3.00%)  (4.00%)  (4.00%)      --       --   (2.00%)  (2.00%)  (2.00%)      --       --
For the year ended Dec. 31, 2002     (22.68%) (22.92%) (22.92%) (19.00%) (19.00%)  (6.12%)  (6.12%)  (6.12%)  (5.00%)  (5.00%)
------------------------------------------------------------------------------------------------------------------------------


                                       3AI(7)   2AI(7)   1AI(7)   5AI(4)  4AI(4)    3AV(7)   2AV(7)   1AV(7)  5AV(4)    4AV(4)


Accumulation unit value

At Dec. 31, 2000                          --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2001                       $0.93    $0.93    $0.93       --       --    $1.04    $1.04    $1.04       --       --
At Dec. 31, 2002                       $0.74    $0.73    $0.73    $0.85    $0.85    $0.90    $0.90    $0.89    $0.89    $0.89
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                           1    1,950    1,927       --       --      146    7,356    7,298       --       --
At Dec. 31, 2002                         254   11,378    8,200      944      448      483   42,497   30,523    2,837    2,396
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                          $1   $1,817   $1,797       --       --     $151   $7,632   $7,740       --       --
At Dec. 31, 2002                        $187   $8,360   $6,017     $802     $380     $434  $38,114  $27,549   $2,523   $2,127
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002       1.07%    0.38%    0.46%    0.05%    0.12%    0.45%    0.41%    0.51%    0.07%    0.06%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (7.00%)  (7.00%)  (7.00%)      --       --    4.00%    4.00%    4.00%       --       --
For the year ended Dec. 31, 2002     (20.43%) (21.51%) (21.51%) (15.00%) (15.00%) (13.46%) (13.46%) (14.42%) (11.00%) (11.00%)
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
130   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                         3SR      2SR      1SR    5SR(4)  4SR(4)    3FG(7)   2FG(7)   1FG(7)  5FG(4)    4FG(4)


Accumulation unit value

At Dec. 31, 2000                       $0.96    $0.96    $0.96       --       --       --       --       --       --       --
At Dec. 31, 2001                       $0.89    $0.89    $0.89       --       --    $1.00    $1.00    $1.00       --       --
At Dec. 31, 2002                       $0.78    $0.78    $0.77    $0.88    $0.88    $0.83    $0.82    $0.82    $0.85    $0.85
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                           6    4,490    6,090       --       --      132    6,363    8,177       --       --
At Dec. 31, 2002                           8    9,520    9,832      211      208      233   48,686   36,320    3,592    3,508
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                          $6   $3,997   $5,404       --       --     $132   $6,354   $8,323       --       --
At Dec. 31, 2002                          $6   $7,427   $7,587     $186     $183     $193  $40,222  $30,006   $3,071   $2,994
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001       7.75%    5.83%    5.84%       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002       3.04%    3.80%    3.43%    9.05%    7.28%    1.13%    0.49%    0.74%       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (7.29%)  (7.29%)  (7.29%)      --       --    0.00%    0.00%    0.00%       --       --
For the year ended Dec. 31, 2002     (12.36%) (12.36%) (13.48%) (12.00%) (12.00%) (17.00%) (18.00%) (18.00%) (15.00%) (15.00%)
------------------------------------------------------------------------------------------------------------------------------

                                       3FM(7)   2FM(7)   1FM(7)   5FM(4)  4FM(4)    3FO(7)   2FO(7)   1FO(7)  5FO(4)    4FO(4)


Accumulation unit value

At Dec. 31, 2000                          --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2001                       $1.04    $1.04    $1.04       --       --    $0.95    $0.95    $0.94       --       --
At Dec. 31, 2002                       $0.93    $0.93    $0.93    $0.90    $0.90    $0.75    $0.75    $0.74    $0.83    $0.83
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         132    6,903    6,689       --       --        7    2,147    2,157       --       --
At Dec. 31, 2002                         325   50,458   35,541    4,182    3,541      324   13,157   10,123      553      610
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $137   $7,246   $6,950       --       --       $7   $2,029   $2,036       --       --
At Dec. 31, 2002                        $303  $46,916  $32,955   $3,759   $3,177     $243   $9,829   $7,632     $458     $504
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002       0.66%    0.32%    0.41%       --       --    0.04%    0.32%    0.43%       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001       4.00%    4.00%    4.00%       --       --   (5.00%)  (5.00%)  (6.00%)      --       --
For the year ended Dec. 31, 2002     (10.58%) (10.58%) (10.58%) (10.00%) (10.00%) (21.05%) (21.05%) (21.28%) (17.00%) (17.00%)
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
131   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                         3RE      2RE      1RE    5RE(4)  4RE(4)      3SI      2SI      1SI   5SI(4)    4SI(4)


Accumulation unit value

At Dec. 31, 2000                       $1.26    $1.25    $1.25       --       --    $1.20    $1.19    $1.19       --       --
At Dec. 31, 2001                       $1.35    $1.34    $1.33       --       --    $1.35    $1.35    $1.34       --       --
At Dec. 31, 2002                       $1.37    $1.36    $1.35    $1.01    $1.01    $1.22    $1.21    $1.21    $0.92    $0.92
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         211   24,477   19,803       --       --      150   10,800    9,584       --       --
At Dec. 31, 2002                         205   59,317   44,591    2,887    2,989      282   29,743   23,553    2,075    1,610
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $284  $32,992  $26,464       --       --     $204  $14,608  $12,869       --       --
At Dec. 31, 2002                        $280  $80,774  $60,237   $2,915   $3,012     $344  $36,182  $28,429   $1,906   $1,477
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001       3.55%    3.61%    3.69%       --       --    0.39%    0.38%    0.36%       --       --
For the year ended Dec. 31, 2002       2.77%    2.58%    2.59%    1.96%    2.45%    0.32%    0.37%    0.37%    0.25%    0.30%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001       7.14%    7.20%    6.40%       --       --   12.50%   13.45%   12.61%       --       --
For the year ended Dec. 31, 2002       1.48%    1.49%    1.50%    1.00%    1.00%   (9.63%) (10.37%)  (9.70%)  (8.00%)  (8.00%)
------------------------------------------------------------------------------------------------------------------------------


                                       3MS(7)   2MS(7)   1MS(7)   5MS(4)  4MS(4)      3UE      2UE      1UE   5UE(4)    4UE(4)


Accumulation unit value

At Dec. 31, 2000                          --       --       --       --       --    $0.99    $0.99    $0.99       --       --
At Dec. 31, 2001                       $0.97    $0.97    $0.96       --       --    $0.87    $0.86    $0.86       --       --
At Dec. 31, 2002                       $0.85    $0.85    $0.84    $0.89    $0.89    $0.67    $0.67    $0.67    $0.80    $0.80
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                          --      942    1,114       --       --      943   60,343   71,185       --       --
At Dec. 31, 2002                         130   10,942    9,151    1,735    1,418      694   71,820   75,489    1,048    1,483
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                          --     $910   $1,075       --       --     $818  $52,275  $61,361       --       --
At Dec. 31, 2002                        $111   $9,246   $7,711   $1,544   $1,260     $468  $48,249  $50,352     $842   $1,190
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --    0.53%    0.50%    0.48%       --       --
For the year ended Dec. 31, 2002       0.01%    0.73%    0.80%    0.53%    0.83%    0.43%    0.62%    0.59%    1.60%    1.12%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (3.00%)  (3.00%)  (4.00%)      --       --  (12.12%) (13.13%) (13.13%)      --       --
For the year ended Dec. 31, 2002     (12.37%) (12.37%) (12.50%) (11.00%) (11.00%) (22.99%) (22.09%) (22.09%) (20.00%) (20.00%)
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
132   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                         3MC      2MC      1MC    5MC(4)  4MC(4)    3FS(7)   2FS(7)   1FS(7)  5FS(4)    4FS(4)


Accumulation unit value

At Dec. 31, 2000                       $1.24    $1.23    $1.23       --       --       --       --       --       --       --
At Dec. 31, 2001                       $1.38    $1.37    $1.37       --       --    $0.97    $0.97    $0.96       --       --
At Dec. 31, 2002                       $1.31    $1.30    $1.29    $0.95    $0.95    $0.82    $0.82    $0.82    $0.87    $0.87
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         200   23,748   24,711       --       --       --    1,081      901       --       --
At Dec. 31, 2002                         450   56,079   47,539    2,583    2,777        3    5,572    3,709      526      446
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $276  $32,637  $33,836       --       --       --   $1,044     $869       --       --
At Dec. 31, 2002                        $588  $72,845  $61,488   $2,464   $2,644       $3   $4,559   $3,026     $457     $387
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001       1.73%    1.51%    1.38%       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002       1.40%    1.41%    1.31%    2.41%    2.11%    0.88%    0.98%    0.95%    1.73%    1.35%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      11.29%   11.38%   11.38%       --       --   (3.00%)  (3.00%)  (4.00%)      --       --
For the year ended Dec. 31, 2002      (5.07%)  (5.11%)  (5.84%)  (5.00%)  (5.00%) (15.46%) (15.46%) (14.58%) (13.00%) (13.00%)
------------------------------------------------------------------------------------------------------------------------------

                                       3TC(7)   2TC(7)   1TC(7)   5TC(4)  4TC(4)      3MG      2MG      1MG   5MG(4)    4MG(4)


Accumulation unit value

At Dec. 31, 2000                          --       --       --       --       --    $0.91    $0.91    $0.90       --       --
At Dec. 31, 2001                       $0.91    $0.91    $0.91       --       --    $0.68    $0.68    $0.67       --       --
At Dec. 31, 2002                       $0.48    $0.48    $0.48    $0.56    $0.56    $0.49    $0.48    $0.48    $0.76    $0.76
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                          --      490      911       --       --      913   50,212   51,051       --       --
At Dec. 31, 2002                           3    3,769    2,845      192      157      785   69,576   62,663    1,088      712
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                          --     $445     $828       --       --     $618  $34,000  $34,387       --       --
At Dec. 31, 2002                          $1   $1,807   $1,360     $108      $88     $382  $33,834  $30,234     $826     $539
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --    0.06%    0.06%    0.06%       --       --
For the year ended Dec. 31, 2002          --       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (9.00%)  (9.00%)  (9.00%)      --       --  (25.27%) (25.27%) (25.56%)      --       --
For the year ended Dec. 31, 2002     (47.25%) (47.25%) (47.25%) (44.00%) (44.00%) (27.94%) (29.41%) (28.36%) (24.00%) (24.00%)
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
133   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                         3MD      2MD      1MD    5MD(4)  4MD(4)    3UT(7)   2UT(7)   1UT(7)  5UT(4)    4UT(4)


Accumulation unit value

At Dec. 31, 2000                       $0.96    $0.96    $0.96       --       --       --       --       --       --       --
At Dec. 31, 2001                       $0.90    $0.90    $0.90       --       --    $0.89    $0.89    $0.89       --       --
At Dec. 31, 2002                       $0.61    $0.61    $0.61    $0.72    $0.72    $0.68    $0.68    $0.68    $0.85    $0.85
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         548   34,072   36,822       --       --      138    2,997    2,778       --       --
At Dec. 31, 2002                         485   59,272   53,383    2,112    1,784      139   10,543    7,093      276      431
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $495  $30,682  $33,044       --       --     $123   $2,672   $2,513       --       --
At Dec. 31, 2002                        $297  $36,167  $32,375   $1,527   $1,288      $95   $7,194   $4,853     $235     $366
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002          --       --       --       --       --    2.50%    1.85%    2.31%    1.64%    2.06%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (6.25%)  (6.25%)  (6.25%)      --       --  (11.00%) (11.00%) (11.00%)      --       --
For the year ended Dec. 31, 2002     (32.22%) (32.22%) (32.22%) (28.00%) (28.00%) (23.60%) (23.60%) (23.60%) (15.00%) (15.00%)
------------------------------------------------------------------------------------------------------------------------------

                                       3HS(7)   2HS(7)   1HS(7)   5HS(4)  4HS(4)    3PI(7)   2PI(7)   1PI(7)  5PI(4)    4PI(4)


Accumulation unit value

At Dec. 31, 2000                          --       --       --       --       --       --       --       --       --       --
At Dec. 31, 2001                       $0.98    $0.98    $0.98       --       --    $0.96    $0.96    $0.96       --       --
At Dec. 31, 2002                       $0.78    $0.78    $0.77    $0.81    $0.80    $0.79    $0.78    $0.78    $0.86    $0.86
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         129    2,137    1,743       --       --      418    2,460    2,180       --       --
At Dec. 31, 2002                         145   11,416    6,574      617      583      881   20,773   15,138    2,086    1,392
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $126   $2,098   $1,710       --       --     $402   $2,363   $2,092       --       --
At Dec. 31, 2002                        $113   $8,863   $5,090     $497     $469     $694  $16,304  $11,849   $1,794   $1,195
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --       --       --       --       --       --
For the year ended Dec. 31, 2002          --       --       --       --       --    0.59%    0.40%    0.51%    0.14%    0.31%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001      (2.00%)  (2.00%)  (2.00%)      --       --   (4.00%)  (4.00%)  (4.00%)      --       --
For the year ended Dec. 31, 2002     (20.41%) (20.41%) (21.43%) (19.00%) (20.00%) (17.71%) (18.75%) (18.75%) (14.00%) (14.00%)
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
134   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                         3VS      2VS      1VS    5VS(4)  4VS(4)    3SO(7)   2SO(7)   1SO(7)  5SO(4)    4SO(4)


Accumulation unit value

At Dec. 31, 2000                       $1.29    $1.29    $1.29       --       --       --       --       --       --       --
At Dec. 31, 2001                       $0.86    $0.85    $0.85       --       --    $0.99    $0.99    $0.99       --       --
At Dec. 31, 2002                       $0.59    $0.59    $0.58    $0.73    $0.73    $0.72    $0.72    $0.72    $0.75    $0.75
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                       1,092   74,819   87,722       --       --      136    3,701    3,747       --       --
At Dec. 31, 2002                         525   72,033   73,930      267      192      314   25,397   17,130    2,340    1,985
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $935  $63,852  $74,483       --       --     $134   $3,672   $3,712       --       --
At Dec. 31, 2002                        $310  $42,343  $43,208     $195     $140     $227  $18,291  $12,297   $1,752   $1,484
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --    0.47%    0.38%    0.34%       --       --
For the year ended Dec. 31, 2002          --       --       --       --       --    0.69%    0.75%    0.67%    0.97%    0.77%
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001     (33.33%) (34.11%) (34.11%)      --       --   (1.00%)  (1.00%)  (1.00%)      --       --
For the year ended Dec. 31, 2002     (31.40%) (30.59%) (31.76%) (27.00%) (27.00%) (27.27%) (27.27%) (27.27%) (25.00%) (25.00%)
------------------------------------------------------------------------------------------------------------------------------

                                         3IT      2IT      1IT    5IT(4)  4IT(4)      3SP      2SP      1SP   5SP(4)    4SP(4)


Accumulation unit value

At Dec. 31, 2000                       $1.09    $1.08    $1.08       --       --    $1.05    $1.05    $1.05       --       --
At Dec. 31, 2001                       $0.85    $0.85    $0.84       --       --    $1.17    $1.16    $1.15       --       --
At Dec. 31, 2002                       $0.73    $0.72    $0.72    $0.87    $0.87    $0.96    $0.96    $0.95    $0.85    $0.85
------------------------------------------------------------------------------------------------------------------------------
Units (000s)

At Dec. 31, 2001                         769   27,818   30,297       --       --      820   40,791   46,456       --       --
At Dec. 31, 2002                       1,484   43,554   42,309    1,523    1,055      847   78,311   72,853    3,732    3,131
------------------------------------------------------------------------------------------------------------------------------
Net assets (000s)

At Dec. 31, 2001                        $654  $23,628  $25,663       --       --     $958  $47,364  $53,763       --       --
At Dec. 31, 2002                      $1,082  $31,618  $30,549   $1,327     $917     $819  $75,036  $69,472   $3,172   $2,656
------------------------------------------------------------------------------------------------------------------------------
Investment income ratio(1)

For the year ended Dec. 31, 2001          --       --       --       --       --    0.07%    0.06%    0.06%       --       --
For the year ended Dec. 31, 2002          --       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
Expense ratio(2)

For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%       --       --    0.55%    0.75%    0.95%       --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%    1.00%    1.20%    0.55%    0.75%    0.95%    1.00%    1.20%
------------------------------------------------------------------------------------------------------------------------------
Total return(3)

For the year ended Dec. 31, 2001     (22.02%) (21.30%) (22.22%)      --       --   11.43%   10.48%    9.52%       --       --
For the year ended Dec. 31, 2002     (14.12%) (15.29%) (14.29%) (13.00%) (13.00%) (17.95%) (17.24%) (17.39%) (15.00%) (15.00%)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
135   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

                                         3IP      2IP      1IP   51P(4)  4IP(4)

Accumulation unit value
At Dec. 31, 2000                       $0.96    $0.96    $0.96      --       --
At Dec. 31, 2001                       $0.73    $0.72    $0.72      --       --
At Dec. 31, 2002                       $0.65    $0.64    $0.64   $0.92    $0.92
--------------------------------------------------------------------------------
Units (000s)
At Dec. 31, 2001                         253   15,860   19,727      --       --
At Dec. 31, 2002                         636   29,532   28,853     499      566
--------------------------------------------------------------------------------
Net assets (000s)
At Dec. 31, 2001                        $184  $11,605  $14,292      --       --
At Dec. 31, 2002                        $411  $19,063  $18,543    $460     $521
--------------------------------------------------------------------------------
Investment income ratio(1)
For the year ended Dec. 31, 2001       0.01%    0.01%    0.01%      --       --
For the year ended Dec. 31, 2002       0.54%    0.09%    0.08%   0.12%    0.13%
--------------------------------------------------------------------------------
Expense ratio(2)
For the year ended Dec. 31, 2001       0.55%    0.75%    0.95%      --       --
For the year ended Dec. 31, 2002       0.55%    0.75%    0.95%   1.00%    1.20%
--------------------------------------------------------------------------------
Total return(3)
For the year ended Dec. 31, 2001     (23.96%) (25.00%) (25.00%)     --       --
For the year ended Dec. 31, 2002     (10.96%) (11.11%) (11.11%) (8.00%)  (8.00%)
--------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on Feb. 13, 2002.

(5)  Operations commenced on May 1, 2001.

(6)  Operations commenced on Aug. 14, 2001.

(7)  Operations commenced on Aug. 13, 2001.


--------------------------------------------------------------------------------
136   -- IDS LIFE VARIABLE ACCOUNT 10 -- RAVA ADVANTAGE PLUS / RAVA SELECT PLUS

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                    2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $23,209,226; 2001, $20,022,072)      $24,052,104   $20,157,137
      Common stocks, at fair value (cost: 2002, $19; 2001, $805)                                           21         1,704
   Mortgage loans on real estate                                                                    3,417,651     3,680,394
   Policy loans                                                                                       597,144       619,571
   Other investments                                                                                  752,558       621,897
                                                                                                      -------       -------
      Total investments                                                                            28,819,478    25,080,703
Cash and cash equivalents                                                                           4,424,061     1,150,251
Amounts recoverable from reinsurers                                                                   633,510       529,166
Amounts due from brokers                                                                                  501        90,794
Other accounts receivable                                                                              56,245        46,349
Accrued investment income                                                                             296,595       278,199
Deferred policy acquisition costs                                                                   3,309,783     3,107,187
Deferred income taxes, net                                                                                 --       156,308
Other assets                                                                                          117,788       123,246
Separate account assets                                                                            21,980,674    27,333,697
                                                                                                   ----------    ----------
Total assets                                                                                      $59,638,635   $57,895,900
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $23,411,314   $19,592,273
      Universal life-type insurance                                                                 3,515,010     3,433,904
      Traditional life insurance                                                                      247,441       241,165
      Disability income and long-term care insurance                                                1,466,171     1,227,172
   Policy claims and other policyholders' funds                                                        85,400        71,879
   Amounts due to brokers                                                                           3,342,989     1,740,031
   Deferred income taxes, net                                                                         182,059            --
   Other liabilities                                                                                  463,326       437,017
   Separate account liabilities                                                                    21,980,674    27,333,697
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,694,384    54,077,138
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,088,327       688,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                 497,319        83,443
      Net unrealized derivative gains (losses)                                                            764         1,332
                                                                                                          ---         -----
         Total accumulated other comprehensive income                                                 498,083        84,775
   Retained earnings                                                                                3,354,841     3,042,660
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                 4,944,251     3,818,762
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                        $59,638,635   $57,895,900
                                                                                                  ===========   ===========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                               2002         2001          2000
Revenues
Premiums:
   Traditional life insurance                                                      $   67,978   $   59,415   $   56,187
   Disability income and long-term care insurance                                     273,737      255,428      231,311
                                                                                      -------      -------      -------
      Total premiums                                                                  341,715      314,843      287,498
Net investment income                                                               1,561,856    1,485,688    1,730,605
Policyholder and contractholder charges                                               522,777      489,583      438,127
Management and other fees                                                             404,787      473,406      598,168
Net realized loss on investments                                                       (4,507)    (649,752)     (16,975)
                                                                                       ------     --------      -------
      Total revenues                                                                2,826,628    2,113,768    3,037,423
                                                                                    ---------    ---------    ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                          36,881       35,519       29,042
   Universal life-type insurance and investment contracts                             221,544      175,247      131,467
   Disability income and long-term care insurance                                      52,962       44,725       40,246
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                           2,768        7,231        5,765
   Disability income and long-term care insurance                                     134,605      123,227      113,239
Interest credited on universal life-type insurance and investment contracts         1,157,636    1,137,636    1,169,641
Amortization of deferred policy acquisition costs                                     312,402      371,342      362,106
Other insurance and operating expenses                                                437,823      407,798      378,653
                                                                                      -------      -------      -------
      Total benefits and expenses                                                   2,356,621    2,302,725    2,230,159
                                                                                    ---------    ---------    ---------
Income (loss) before income tax expense (benefit) and
   cumulative effect of accounting change                                             470,007     (188,957)     807,264
Income tax expense (benefit)                                                           87,826     (145,222)     221,627
                                                                                       ------     --------      -------
Income (loss) before cumulative effect of accounting change                           382,181      (43,735)     585,637
Cumulative effect of accounting change (net of income tax benefit of $11,532)              --      (21,416)          --
                                                                                   ----------   ----------   ----------
Net income (loss)                                                                  $  382,181   $  (65,151)  $  585,637
                                                                                   ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $3,000   $   288,327    $(411,230)   $2,932,174    $2,812,271
Comprehensive income:
   Net income                                                        --            --           --       585,637       585,637
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($5,154)
     and income tax expense of ($46,921)                             --            --       87,138            --        87,138
   Reclassification adjustment for gains included in
     net income, net of income tax expense of $5,192                 --            --       (9,642)           --        (9,642)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --       77,496            --        77,496
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       663,133
Cash dividends                                                       --            --           --      (410,000)     (410,000)
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2000                                        3,000       288,327     (333,734)    3,107,811     3,065,404
Comprehensive income:
   Net loss                                                          --            --           --       (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
     income tax benefit of $626                                      --            --       (1,162)           --        (1,162)
   Net unrealized holding losses on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($20,191)
     and income tax benefit of $6,064                                --            --      (11,262)           --       (11,262)
   Reclassification adjustment for losses on
     available-for-sale securities included in net loss,
     net of income tax benefit of $228,003                           --            --      423,434            --       423,434
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,038       --            --        7,499            --         7,499
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      418,509            --       418,509
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       353,358
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------

Balance, December 31, 2001                                        3,000       688,327       84,775     3,042,660     3,818,762
Comprehensive income:
   Net income                                                        --            --           --       382,181       382,181
   Net unrealized holding gains on available-for-sale
     securities arising during the year, net of deferred
     policy acquisition costs of ($75,351)
     and income tax expense of ($228,502)                            --            --      424,360            --       424,360
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $5,645                                               --            --      (10,484)           --       (10,484)
   Reclassification adjustment for gains on derivatives
     included in net income, net of income tax expense of $305       --            --         (568)           --          (568)
                                                                 ------   -----------    ---------    ----------    ----------
   Other comprehensive income                                        --            --      413,308            --       413,308
                                                                 ------   -----------    ---------    ----------    ----------
   Comprehensive income                                              --            --           --            --       795,489
Cash dividends                                                       --            --           --       (70,000)      (70,000)
Capital contribution                                                 --       400,000           --            --       400,000
                                                                 ------   -----------    ---------    ----------    ----------
Balance, December 31, 2002                                       $3,000    $1,088,327    $ 498,083    $3,354,841    $4,944,251
                                                                 ======    ==========    =========    ==========    ==========

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002               2001             2000
Cash flows from operating activities
Net income (loss)                                                                 $    382,181       $   (65,151)     $   585,637
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax                                       --            21,416               --
   Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (35,345)          (43,687)         (61,313)
     Repayment                                                                          49,256            54,004           56,088
   Change in amounts recoverable from reinsurers                                      (104,344)         (112,686)         (89,312)
   Change in other accounts receivable                                                  (9,896)           (4,025)           6,254
   Change in accrued investment income                                                  (5,139)           56,729            8,521
   Change in deferred policy acquisition costs, net                                   (277,947)         (175,723)        (291,634)
   Change in liabilities for future policy benefits for traditional life,
     disability income and long-term care insurance                                    245,275           223,177          206,377
   Change in policy claims and other policyholder's funds                               13,521            19,812           27,467
   Deferred income tax provision (benefit)                                             116,995          (246,205)          37,704
   Change in other liabilities                                                          26,309           (24,509)        (120,256)
   Amortization of premium, net                                                         65,869           108,958           37,909
   Net realized loss on investments                                                      4,507           649,752           16,975
   Policyholder and contractholder charges, non-cash                                  (232,725)         (217,496)        (151,745)
   Other, net                                                                           13,820           (83,023)          (9,279)
                                                                                       -------           -------          -------
     Net cash provided by operating activities                                         252,337           161,343          259,393
                                                                                       -------           -------          -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --                --           (4,487)
   Maturities, sinking fund payments and calls                                              --                --          589,742
   Sales                                                                                    --                --           50,067
Available-for-sale securities:
   Purchases                                                                       (16,287,891)       (9,477,740)      (1,454,010)
   Maturities, sinking fund payments and calls                                       3,078,509         2,706,147        1,019,403
   Sales                                                                            10,093,228         5,493,141        1,237,116
Other investments, excluding policy loans:
   Purchases                                                                          (543,843)         (442,876)        (706,082)
   Sales                                                                               509,588           370,636          435,633
Change in amounts due from brokers                                                      90,293           (75,492)         (15,157)
Change in amounts due to brokers                                                     1,602,958         1,293,684          298,236
                                                                                     ---------         ---------          -------
     Net cash (used in) provided by investing activities                            (1,457,158)         (132,500)       1,450,461
                                                                                    ----------          --------        ---------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           4,638,111         2,088,114        1,842,026
   Surrenders and other benefits                                                    (1,655,631)       (2,810,401)      (3,974,966)
   Interest credited to account balances                                             1,157,636         1,137,636        1,169,641
Universal life-type insurance policy loans:
   Issuance                                                                            (80,831)          (83,720)        (134,107)
   Repayment                                                                            89,346            72,805           82,193
Capital contribution                                                                   400,000           400,000               --
Dividends paid                                                                         (70,000)               --         (410,000)
                                                                                     ---------           -------       ----------
     Net cash provided by (used in) financing activities                             4,478,631           804,434       (1,425,213)
                                                                                     ---------           -------       ----------
Net increase in cash and cash equivalents                                            3,273,810           833,277          284,641
Cash and cash equivalents at beginning of year                                       1,150,251           316,974           32,333
                                                                                     ---------           -------       ----------
Cash and cash equivalents at end of year                                          $  4,424,061       $ 1,150,251      $   316,974
                                                                                  ============       ===========      ===========
Supplemental disclosures:
   Income taxes paid                                                              $         --       $        --      $   225,704
   Interest on borrowings                                                                7,906            23,688            3,299
                                                                                     ---------           -------       ----------

See accompanying notes to consolidated financial statements.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly-owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. The Company also wholly-owns IDS REO 1, LLC and American Express Corporation. These subsidiaries hold real estate, mortgage loans on real estate and/or affordable housing investments.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. The Company also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default, or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Investments -- Other investments

Included in Other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as the Company has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect principal amounts outstanding less reserves for losses and real estate is carried at its estimated fair value.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rate, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $40,000 in 2002 and $33,600 in 2001, with a net decrease in amortization of $12,300 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $37,361, $16,202 and $835, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance, principally term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB's) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, which is reflected as a cumulative effect of accounting change in the Consolidated Statement of Income.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will consolidate or disclose information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to structured investments, including CDOs and secured loan trusts (SLTs), which are owned by the Company. The application of FIN 46 for CDOs and SLTs will have no effect on the cash flows of the Company. The CDO entities contain debt issued to investors, which are non-recourse to the Company and are solely supported by portfolios of high-yield bonds and loans. The Company often invests in the residual and rated debt tranches of the CDO structures that are either managed by a related party or a third-party. With regards to those CDOs in which the Company owns a residual tranche and which a related party manages, the portfolios of high-yield bonds and loans have a fair value at December 31, 2002 of approximately $2.0 billion for the benefit of the $2.7 billion in CDO debt investors.

Substantially all of the Company's interest in the rated debt tranches along with rated tranches owned by AEFC were placed in a securitization trust described in Note 2. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $3.3 billion in high-yield loans. Currently, the underlying portfolio consists of $2.9 billion in high-yield loans with a market value of $2.6 billion, which are managed by a related party.

While the potential consolidation of these entities may impact the results of operations at adoption and for each reporting period thereafter, the Company's maximum exposure to economic loss as a result of its investment in these entities is represented by the carrying values at December 31, 2002 because any further reduction in the value of the assets will be absorbed by the non-recourse debt or other unrelated entities. The CDO residual tranches have an adjusted cost basis of $13,363 and the SLTs have an adjusted cost basis of $656,565.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs, including affordable housing investments. The impact of adopting FIN 46 on the Consolidated Financial Statements is still being reviewed.

IDS Life Insurance Company
-------------------------------------------------------------------------------

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross            Gross
                                                   Amortized    unrealized       unrealized    Fair
                                                     cost          gains           losses      value
Fixed maturities:
   U.S. Government agency obligations            $    84,075    $   12,015       $    687   $    95,403
   State and municipal obligations                    29,202         2,522             --        31,724
   Corporate bonds and obligations                 9,614,296       611,060        116,345    10,109,011
   Mortgage and other asset-backed securities     12,145,797       393,342         10,067    12,529,072
   Structured investments                          1,306,245         2,112         59,101     1,249,256
   Foreign government bonds and obligations           29,611         8,027             --        37,638
                                                 -----------    ----------       --------   -----------
Total fixed maturity securities                  $23,209,226    $1,029,078       $186,200   $24,052,104
                                                 ===========    ==========       ========   ===========
Common stocks                                    $        19    $        2       $     --   $        21
                                                 ===========    ==========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                     Amortized       Fair
                                                       cost          value
Due within one year                              $   768,066   $   779,833
Due from one to five years                         2,740,513     2,887,899
Due from five to ten years                         5,865,084     6,165,165
Due in more than ten years                         1,689,766     1,690,135
Mortgage and other asset-backed securities        12,145,797    12,529,072
                                                  ----------    ----------
   Total                                         $23,209,226   $24,052,104
                                                 ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                     Gross          Gross
                                                     Amortized    unrealized     unrealized       Fair
                                                       cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations            $    31,074      $  2,190       $     56  $     33,208
   State and municipal obligations                     7,826           149             --         7,975
   Corporate bonds and obligations                10,281,693       272,539        113,061    10,441,171
   Mortgage and other asset-backed securities      8,292,576       103,109         32,801     8,362,884
   Structured investments                          1,377,195         3,793        105,304     1,275,684
   Foreign government bonds and obligations           31,708         4,507             --        36,215
                                                 -----------      --------       --------   -----------
Total fixed maturity securities                  $20,022,072      $386,287       $251,222   $20,157,137
                                                 -----------      --------       --------   -----------
Common stocks                                    $       805      $    899      $      --   $     1,704
                                                 ===========      ========      =========   ===========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $14,523 and $14,639, respectively, were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 84 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.4 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002               2001
AAA                                                   53%                45%
AA                                                     1                  1
A                                                     14                 15
BBB                                                   25                 34
Below investment grade                                 7                  5
                                                     ---                ---
   Total                                             100%               100%
                                                     ===                ===

At December 31, 2002, approximately 93% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $10,093,228 and gross realized gains and losses of $297,477 and $135,824, respectively. Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,565 and $390,732, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $21,147, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $145,524, $348,730, and $38,816 respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $842,880 and $135,964, respectively, with the $706,916 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $667,340 and $122,196, respectively.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, $623,958 of these losses are included in Net realized losses on investments and $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. As of December 31, 2002, the retained interests had a carrying value of approximately $562,000, of which approximately $388,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 12% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Region                             sheet        commitments         sheet      commitments
East North Central             $  611,886        $    --       $  670,387       $ 1,873
West North Central                493,310         25,500          549,015            --
South Atlantic                    765,443          2,800          815,837         9,490
Middle Atlantic                   318,699         19,100          352,821         9,363
New England                       227,150          5,800          274,486         8,700
Pacific                           355,622          5,250          355,945        14,618
West South Central                210,435          1,000          214,000           600
East South Central                 63,859             --           55,798            --
Mountain                          406,459             --          413,053            27
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

                                      December 31, 2002              December 31, 2001
                                On balance        Funding        On balance      Funding
Property type                      sheet        commitments         sheet      commitments
Department/retail stores       $  991,984        $20,722       $1,117,195       $13,200
Apartments                        622,185             --          694,214        11,531
Office buildings                1,178,434         25,628        1,203,090         7,650
Industrial buildings              344,604         13,100          333,713         2,263
Hotels/motels                     102,184             --          108,019            --
Medical buildings                  95,189             --          106,927         6,000
Nursing/retirement homes           35,873             --           39,590            --
Mixed use                          54,512             --           86,972            27
Other                              27,898             --           11,622         4,000
                               ----------        -------       ----------       -------
                                3,452,863         59,450        3,701,342        44,671
Less reserves for losses           35,212             --           20,948            --
                               ----------        -------       ----------       -------
   Total                       $3,417,651        $59,450       $3,680,394       $44,671
                               ==========        =======       ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $33,130, $39,601 and $24,999, respectively, with related reserves of $9,100, $7,225 and $4,350, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $36,583, $24,498 and $27,063, respectively.

The Company recognized $1,090, $1,285 and $1,033 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the reserves for mortgage loan losses:

                                          2002            2001          2000
Balance, January 1                       $20,948        $11,489      $ 28,283
Provision for mortgage loan losses        14,264         14,959       (14,894)
Loan payoffs                                  --             --        (1,200)
Foreclosures and write-offs                   --         (5,500)         (700)
                                         -------        -------      --------
Balance, December 31                     $35,212        $20,948      $ 11,489
                                         =======        =======      ========

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Income on fixed maturities            $1,331,547     $1,276,966    $1,473,560
Income on mortgage loans                 274,524        290,608       286,611
Other                                    (15,642)       (41,927)        9,834
                                      ----------     ----------    ----------
                                       1,590,429      1,525,647     1,770,005
Less investment expenses                  28,573         39,959        39,400
                                      ----------     ----------    ----------
   Total                              $1,561,856     $1,485,688    $1,730,605
                                      ==========     ==========    ==========

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                          2002            2001          2000
Fixed maturities                        $ 16,129      $(622,897)     $(34,862)
Mortgage loans                           (15,586)       (17,834)       16,794
Other investments                         (5,050)        (9,321)        1,093
                                        --------      ---------      --------
   Total                                $ (4,507)     $(649,752)     $(16,975)
                                        ========      =========      ========

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                                                                        2002            2001          2000
Federal income taxes
   Current                                                                            $(30,648)     $  88,121      $176,397
   Deferred                                                                            116,996       (234,673)       37,704
                                                                                      --------      ---------      --------
                                                                                        86,348       (146,552)      214,101
State income taxes -- current                                                            1,478          1,330         7,526
                                                                                      --------      ---------      --------
Income tax expense (benefit) before cumulative effect of accounting change              87,826       (145,222)      221,627
Cumulative effect of accounting change income tax benefit                                   --        (11,532)           --
                                                                                      --------      ---------      --------
Income tax expense (benefit)                                                          $ 87,826      $(156,754)     $221,627
                                                                                      ========      =========      ========

Income tax expense (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                    2001                    2000
                                                       Provision    Rate     Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate      $164,502      35.0%   $ (66,136)      (35.0)%    $282,542       35.0%
Tax-exempt interest and dividend income                 (5,260)     (1.1)      (4,663)       (2.5)       (3,788)      (0.5)
State taxes, net of federal benefit                        961       0.2          865         0.4         4,892        0.6
Affordable housing credits                             (70,000)    (14.9)     (73,200)      (38.7)      (54,569)      (6.8)
Other, net                                              (2,377)     (0.5)      (2,088)       (1.1)       (7,450)      (0.8)
                                                      --------      ----    ---------       -----      --------       ----
Total income taxes                                    $ 87,826      18.7%   $(145,222)      (76.9)%    $221,627       27.5%
                                                      ========      ====    =========       =====      ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2002, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002         2001
Deferred income tax assets:
   Policy reserves                                       $  683,144   $  705,637
   Other investments                                        319,829      333,857
   Other                                                     29,789       24,640
                                                          ---------    ---------
Total deferred income tax assets                          1,032,762    1,064,134
                                                          ---------    ---------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        929,751      861,892
   Net unrealized gain -- available-for-sale securities     267,787       45,934
   Other                                                     17,283           --
                                                          ---------    ---------
Total deferred income tax liabilities                     1,214,821      907,826
                                                          ---------    ---------
Net deferred income tax (liability) asset                $ (182,059)  $  156,308
                                                         ==========   ==========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned surplus aggregated $1,323,324 and $1,262,335 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2003 in excess of $240,838 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2002           2001          2000
Statutory net income (loss)            $  159,794   $  (317,973)   $  344,973
Statutory capital and surplus           2,408,379     1,947,350     1,778,306
                                        ---------     ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $39,997 to the Company's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 the Company's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5,597 to the Company's statutory-basis capital and surplus as of January 1, 2002.

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2002 and 2001. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2002, 2001 and 2000.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $294, $263 and $250 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $1,411, $662 and $1,707, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2002, 2001 and 2000 was $1,835, $1,011 and $1,136, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $526,081, $505,526 and $582,836 for 2002, 2001 and 2000, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $55,602 and $68,919, respectively, payable to AEFC for federal income taxes.

6. LINES OF CREDIT

The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 and 2001.

7. COMMITMENTS AND CONTINGENCIES

At December 31, 2002, 2001 and 2000, traditional life and universal life-type insurance in force aggregated $119,173,734, $108,255,014 and $98,060,472 respectively, of which $38,008,734, $25,986,706 and $17,429,851 was reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $129,345, $114,534 and $89,506 and reinsurance recovered from reinsurers amounted to $60,567, $43,388, and $32,500 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company and its affiliates were named defendants in three purported class-action lawsuits alleging improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. A fourth lawsuit was filed against the Company and its affiliates in federal court. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity state and federal market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

IDS Life Insurance Company
-------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2002. The interest rate caps expire in January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing the Company to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2002 related to this strategy.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                         2001
                                                         Carrying          Fair         Carrying        Fair
Financial Assets                                           value           value          value         value
Fixed maturities                                      $24,052,104    $24,052,104    $20,157,137   $20,157,137
Common stocks                                                  21             21          1,704         1,704
Mortgage loans on real estate                           3,417,651      3,815,362      3,680,394     3,845,950
Cash and cash equivalents                               4,424,061      4,424,061      1,150,251     1,150,251
Other investment                                          110,574        108,813         75,721        75,721
Derivatives                                                24,016         24,016         34,477        34,477
Separate account assets                                21,980,674     21,980,674     27,333,697    27,333,697
                                                       ----------     ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities            $21,911,497    $21,282,750    $18,139,462   $17,671,777
Derivatives                                                 9,099          9,099          2,506         2,506
Separate account liabilities                           19,391,316     18,539,425     24,280,092    23,716,854
                                                       ----------     ----------     ----------    ----------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,432,294 and $1,368,254, respectively, and policy loans of $67,523 and $84,557, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,589,358 and $3,053,605, respectively.




S-6273-20 A (12/03)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         The audited financial statements of the IDS Life Variable Account 10 including:

         Report of Independent Auditors dated March 21, 2003.
         Statements of Assets and Liabilities for the year ended Dec. 31, 2002. Statements of Operations for the year ended Dec. 31, 2002.
         Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001.
         Notes to Financial Statements.

         The audited financial statements of the IDS Life Insurance Company including:

         Report of Independent Auditors dated Jan. 27, 2003.
         Consolidated Balance Sheets as of Dec. 31, 2002 and 2001. Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001 and 2000.
         Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002, 2001 and 2000.
         Consolidated Statements of Cash Flows for the years ended
         Dec. 31, 2002, 2001 and 2000.
         Notes to Consolidated Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically herewith.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14     Form of Deferred Annuity Contract for non-qualified contracts
         (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically herewith.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically herewith.

4.17     Form of TSA Endorsement (form 131068), filed electronically herewith.

4.18 Form of Return of Purchase Payments Rider (form 131072), filed electronically herewith.

4.19 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically herewith.

4.20 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically herewith.

4.21 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically herewith.

4.22 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically herewith.

4.23 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically herewith.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16     Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
         Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.18 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.      Not applicable.

15.1 Power of Attorney to sign Amendment to this Registration Statement, dated April 9, 2002 filed electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated September 11, 2002, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

15.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003, filed electronically as Exhibit 15.3 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director and Executive Vice President

Walter S. Berman                                       Vice President and Treasurer

Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments

Michelle M. Keeley                                     Vice President - Investments

Christopher J. Kopka                                   Money Laundering Prevention Officer

Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary

Jeryl A. Millner                                       Vice President and Controller

Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director

Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director

Bridget Sperl                                          Executive Vice President - Client
                                                       Service

Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27. Number of Contract owners

          As of Nov. 30, 2003, there were 165,362 non-qualified contract owners and 222,028 qualified contract owners in the IDS Life Variable Account 10.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director and Executive Vice President

     Walter S. Berman                      Vice President and Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Michelle M. Keeley                    Vice President - Investments

     Christopher J. Kopka                  Money Laundering Prevention Officer

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $37,418,102            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 23rd day of January, 2004.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of January, 2004.


/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell


*    Signed   pursuant  to  Power  of  Attorney  dated  April  9,  2002,   filed
     electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated by reference, by:

** Signed pursuant to Power of Attorney, dated September 11, 2002, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference, by:

***  Signed  pursuant  to  Power  of  Attorney,  dated  April  16,  2003,  filed electronically as Exhibit 15.3 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference, by:



/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The Prospectus.

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

     Other Information.

     The signatures.